UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07455
                                                     ---------

       Virtus Opportunities Trust (formerly, Phoenix Opportunities Trust)
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                  Vice President, Chief Legal Officer, Counsel
                        and Secretary for the Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                    Date of reporting period: March 31, 2009
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                               SEMIANNUAL REPORT

                           (VIRTUS MUTUAL FUNDS LOGO)

                                ALTERNATIVE FUNDS

                      Virtus Alternatives Diversifier Fund
                        Virtus Global Infrastructure Fund
                    Virtus Global Real Estate Securities Fund
                Virtus International Real Estate Securities Fund
                           Virtus Market Neutral Fund

                             ASSET ALLOCATION FUNDS

                           Virtus Wealth Builder Fund
                           Virtus Wealth Guardian Fund

                               FIXED INCOME FUNDS

                                Virtus Bond Fund*
                         Virtus CA Tax-Exempt Bond Fund*
                             Virtus Core Bond Fund*
                             Virtus High Yield Fund*
                            Virtus Money Market Fund
                     Virtus Multi-Sector Fixed Income Fund*
                        Virtus Senior Floating Rate Fund*

                               INTERNATIONAL FUNDS

                        Virtus Global Opportunities Fund






* Prospectus Supplement applicable to these Funds appears at the back of this Semiannual Report.

================================================================================


                                                   WOULDN'T YOU RATHER HAVE THIS
                                                       DOCUMENT E-MAILED TO YOU?
TRUST NAME:                                       ELIGIBLE SHAREHOLDERS CAN SIGN
VIRTUS OPPORTUNITIES TRUST     March 31, 2009    UP FOR E-DELIVERY AT Virtus.com

NOT FDIC INSURED             NO BANK GUARANTEE                    MAY LOSE VALUE

                                TABLE OF CONTENTS

Message to Shareholders ....................................................................................    1
Disclosure of Fund Expenses ................................................................................    2
Portfolio Holdings Summary Weightings ......................................................................    4

SCHEDULES OF INVESTMENTS

  Virtus Alternatives Diversifier Fund ("Diversifier Fund") ................................................    6
  Virtus Global Infrastructure Fund ("Global Infrastructure Fund") .........................................    7
  Virtus Global Real Estate Securities Fund ("Global Real Estate Securities Fund") .........................    8
  Virtus International Real Estate Securities Fund ("International Real Estate Securities Fund") ...........    9
  Virtus Market Neutral Fund ("Market Neutral Fund")* ......................................................   10
  Virtus Wealth Builder Fund ("Wealth Builder Fund") .......................................................   13
  Virtus Wealth Guardian Fund ("Wealth Guardian Fund") .....................................................   14
  Virtus Bond Fund ("Bond Fund") ...........................................................................   15
  Virtus CA Tax-Exempt Bond Fund ("CA Tax-Exempt Bond Fund") ...............................................   18
  Virtus Core Bond Fund ("Core Bond Fund") .................................................................   20
  Virtus High Yield Fund ("High Yield Fund") ...............................................................   24
  Virtus Money Market Fund ("Money Market Fund") ...........................................................   26
  Virtus Multi-Sector Fixed Income Fund ("Multi-Sector Fixed Income Fund") .................................   27
  Virtus Senior Floating Rate Fund ("Senior Floating Rate Fund") ...........................................   32
  Virtus Global Opportunities Fund ("Global Opportunities Fund,"
    formerly "Virtus Worldwide Strategies Fund") ...........................................................   34
Statements of Assets and Liabilities .......................................................................   36
Statements of Operations ...................................................................................   39
Statements of Changes in Net Assets ........................................................................   42
Financial Highlights .......................................................................................   48
Notes to Financial Statements ..............................................................................   62
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees ..............................   78
Results of Shareholder Meeting .............................................................................   82

*  Schedule of Investments and Securities Sold Short.





--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)
   The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2008, free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
   The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


Dear Fellow Shareholders of Virtus Mutual Funds:


After the unprecedented economic events of 2008, investors were ready to greet the new year with great expectations. Instead, we were sorely disappointed.

The first quarter of 2009 brought more dismal economic news as the worst financial crisis since the Great Depression continued, seemingly unabated. Consumer confidence and business sentiment spiraled downward on poor corporate earnings and woeful economic data. Major stock market indices posted their worst January and February returns on record, ultimately leading to a sixth straight down quarter. The new administration in Washington, D.C. responded with an alphabet-soup of financial recovery programs - TARP (Troubled Asset Relief Program), TALF (Term Asset-Backed Securities Loan Facility) and CAP (Capital Assistance Program) - conducted stress tests of troubled banks and took extreme measures in an attempt to rescue two of the "Big Three" automakers. But by March 9th, the Dow Jones Industrial Average(SM) was down 25.4 percent from the start of the year and the S&P 500(R) Index was off 27.4 percent.

Then a number of promising signs appeared. Credit markets exhibited tentative evidence of stabilizing and the manufacturing sector reported modest increases in new orders. Retail sales gained slightly, and for the first time in two years the housing markets in some regions of the country indicated they may have hit bottom. There was a bounce in the financial markets, and March ended with the best monthly stock gains in more than six years.

Whether this is the start of a significant "V"-shaped recovery or a temporary upswing of a "W" recovery remains to be seen. The second quarter began with a sprinkling of encouraging corporate earnings, and unemployment - while still a significant drag on the economy - shows signs of slowing. Questions remain on the effectiveness of the government's economic interventions, as well as the long-term impact of increasing budget deficits, yet we entered the second quarter with a glimmer of hope.

The uncertainties of the economy are another reminder that investors should rely on the discipline and focus of professional investment managers and financial advisors when making decisions about personal investments. We encourage you to meet with your financial advisor and periodically review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals.

At Virtus, our commitments to quality investment solutions and superior customer service remain unchanged. We offer a wide range of equity, fixed income, and money market funds as well as alternative strategies that you may wish to consider as you review your investments. We recognize the economy and financial markets still face substantial challenges, but our investment professionals remain committed to identifying the right options for your long-term investment needs.

Your confidence in Virtus Mutual Funds is deeply appreciated.

Sincerely,


/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds


MAY 1, 2009





WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US AT www.virtus.com OR CALL OUR SHAREOWNER SERVICES GROUP, TOLL FREE, AT 800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

                           VIRTUS OPPORTUNITIES TRUST
                     (FORMERLY PHOENIX OPPORTUNITIES TRUST)
                           DISCLOSURE OF FUND EXPENSES
   FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2008 TO MARCH 31, 2009 (UNAUDITED)

  We believe it is important for you to  understand  the impact   EXPENSE TABLE
of costs on your  investment.  All mutual funds have  operating   ---------------------------------------------------------------
expenses. As a shareholder of a Virtus Opportunities Trust Fund              Beginning        Ending     Annualized Expenses Paid
(the "Fund") you may incur two types of costs:  (1) transaction            Account Value   Account Value   Expense      During
costs,  including  sales charges on purchases of Class A shares           October 1, 2008 March 31, 2009    Ratio      Period*
and contingent  deferred  sales charges on Class C shares;  and   ---------------------------------------------------------------
(2)  ongoing  costs,   including   investment   advisory  fees;   ALTERNATIVES DIVERSIFIER FUND
distribution  and service  fees;  and other  expenses.  Class I   ---------------------------------------------------------------
shares are sold  without  sales  charges.  These  examples  are   ACTUAL
intended to help you understand your ongoing costs (in dollars)   Class A    $1,000.00       $  718.20      0.29%       $ 1.24
of  investing  in the Fund and to compare  these costs with the   Class C     1,000.00          715.50      1.04%         4.45
ongoing  costs  of  investing  in  other  mutual  funds.  These
examples are based on an investment  of $1,000  invested at the   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
beginning  of the  period  and  held for the  entire  six-month   Class A     1,000.00        1,023.47      0.29%         1.46
period.  The following  Expense Table  illustrates  your fund's   Class C     1,000.00        1,019.68      1.04%         5.25
costs in two ways.                                                ---------------------------------------------------------------
                                                                  GLOBAL INFRASTRUCTURE FUND
ACTUAL EXPENSES                                                   ---------------------------------------------------------------
                                                                  ACTUAL
  The  first  section  of  the  accompanying   tables  provides   Class A    $1,000.00       $  764.00      1.25%       $ 5.50
information  about actual account  values and actual  expenses.   Class C     1,000.00          760.60      2.00%         8.78
You may use the information in this section,  together with the   Class I     1,000.00          764.70      1.00%         4.40
amount you  invested,  to estimate the  expenses  that you paid
over the period.  Simply  divide your  account  value by $1,000   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
(for example, an $8,600 account value divided by $1,000 = 8.6),   Class A     1,000.00        1,018.62      1.25%         6.31
then  multiply  the  result by the  number  given for your Fund   Class C     1,000.00        1,014.83      2.00%        10.10
under the heading "Expenses Paid During Period" to estimate the   Class I     1,000.00        1,019.88      1.00%         5.05
expenses you paid on your account during the period.              ---------------------------------------------------------------
                                                                  GLOBAL REAL ESTATE SECURITIES FUND
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES                      ---------------------------------------------------------------
                                                                  ACTUAL
  The  second  section  of  the  accompanying  tables  provides   Class A    $1,000.00       $1,102.00      1.40%       $ 1.13
information about hypothetical  account values and hypothetical   Class C     1,000.00        1,101.00      2.15%         1.73
expenses  based  on the  Fund's  actual  expense  ratio  and an   Class I     1,000.00        1,102.00      1.15%         0.93
assumed rate of return of 5% per year before expenses, which is
not your Fund's actual return. The hypothetical  account values   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
and  expenses  may not be used to  estimate  the actual  ending   Class A     1,000.00        1,017.86      1.40%         7.07
account  balance or expenses  you paid for the period.  You may   Class C     1,000.00        1,014.08      2.15%        10.85
use this  information to compare the ongoing costs of investing   Class I     1,000.00        1,019.13      1.15%         5.81
in your  Fund  and  other  funds.  To do so,  compare  these 5%
hypothetical  examples with the 5%  hypothetical  examples that   HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)+
appear in the shareholder reports of the other funds.             Class A     1,000.00        1,002.76      1.40%         1.08
                                                                  Class C     1,000.00        1,002.18      2.15%         1.65
  Please  note  that the  expenses  shown  in the  accompanying   Class I     1,000.00        1,002.95      1.15%         0.88
tables are meant to highlight  your  ongoing  costs only and do   ---------------------------------------------------------------
not reflect any  transactional  costs, such as sales charges or   INTERNATIONAL REAL ESTATE SECURITIES FUND
contingent  deferred  sales  charges.   Therefore,  the  second   ---------------------------------------------------------------
section  of the  accompanying  tables is  useful  in  comparing   ACTUAL
ongoing  costs  only,  and  will not  help  you  determine  the   Class A    $1,000.00       $  574.40      1.50%       $ 5.89
relative total costs of owning different funds. In addition, if   Class C     1,000.00          571.50      2.25%         8.82
these transactional costs were included,  your costs would have   Class I     1,000.00          575.40      1.25%         4.91
been higher.  The calculations  assume no shares were bought or
sold during the period.  Your actual costs may have been higher   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
or lower,  depending on the amount of your  investment  and the   Class A     1,000.00        1,017.36      1.50%         7.57
timing of any purchases or redemptions.                           Class C     1,000.00        1,013.57      2.25%        11.36
                                                                  Class I     1,000.00        1,018.62      1.25%         6.31
                                                                  ---------------------------------------------------------------
                                                                  MARKET NEUTRAL FUND
                                                                  ---------------------------------------------------------------
                                                                  ACTUAL
                                                                  Class A    $1,000.00       $1,048.90      4.02%       $20.54
                                                                  Class B     1,000.00        1,045.40      4.86%        24.78
                                                                  Class C     1,000.00        1,044.50      4.86%        24.77

                                                                  HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                  Class A     1,000.00        1,004.64      4.02%        20.29
                                                                  Class B     1,000.00        1,000.40      4.86%        24.54
                                                                  Class C     1,000.00        1,000.40      4.86%        24.54
                                                                  ---------------------------------------------------------------
                                                                  WEALTH BUILDER FUND
                                                                  ---------------------------------------------------------------
                                                                  ACTUAL
                                                                  Class A    $1,000.00       $  758.50      0.66%       $ 2.89
                                                                  Class C     1,000.00          756.40      1.41%         6.17

                                                                  HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                  Class A     1,000.00        1,021.60      0.66%         3.33
                                                                  Class C     1,000.00        1,017.81      1.41%         7.12

                           VIRTUS OPPORTUNITIES TRUST
                     DISCLOSURE OF FUND EXPENSES (CONTINUED)
    FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2008 TO MARCH 31, 2009 (UNAUDITED)

EXPENSE TABLE                                                     EXPENSE TABLE
---------------------------------------------------------------   ---------------------------------------------------------------
           Beginning        Ending     Annualized Expenses Paid              Beginning        Ending     Annualized Expenses Paid
         Account Value   Account Value   Expense      During               Account Value   Account Value   Expense      During
        October 1, 2008 March 31, 2009    Ratio      Period*              October 1, 2008 March 31, 2009    Ratio      Period*
---------------------------------------------------------------   ---------------------------------------------------------------
WEALTH GUARDIAN FUND                                              SENIOR FLOATING RATE FUND
---------------------------------------------------------------   ---------------------------------------------------------------
ACTUAL                                                            ACTUAL
Class A    $1,000.00       $  816.20      0.50%       $ 2.26      Class A    $1,000.00       $  917.70      1.20%       $ 5.74
Class C     1,000.00          812.80      1.25%         5.65      Class C     1,000.00          914.40      1.95%         9.31
                                                                  Class I     1,000.00          919.10      0.95%         4.55
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A     1,000.00        1,022.41      0.50%         2.52      HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class C     1,000.00        1,018.62      1.25%         6.31      Class A     1,000.00        1,018.87      1.20%         6.06
---------------------------------------------------------------   Class C     1,000.00        1,015.09      1.95%         9.84
BOND FUND                                                         Class I     1,000.00        1,020.14      0.95%         4.80
---------------------------------------------------------------   ---------------------------------------------------------------
ACTUAL                                                            GLOBAL OPPORTUNITIES FUND
Class A    $1,000.00       $1,020.30      0.86%       $ 4.33      ---------------------------------------------------------------
Class B     1,000.00        1,015.90      1.61%         8.09      ACTUAL
Class C     1,000.00        1,015.90      1.61%         8.09      Class A    $1,000.00       $  679.30      1.92%       $ 8.04
Class I     1,000.00        1,020.90      0.61%         3.07      Class B     1,000.00          677.20      2.66%        11.12
                                                                  Class C     1,000.00          677.20      2.67%        11.16
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A     1,000.00        1,020.59      0.86%         4.34      HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class B     1,000.00        1,016.80      1.61%         8.13      Class A     1,000.00        1,015.24      1.92%         9.69
Class C     1,000.00        1,016.80      1.61%         8.13      Class B     1,000.00        1,011.50      2.66%        13.43
Class I     1,000.00        1,021.85      0.61%         3.08      Class C     1,000.00        1,011.45      2.67%        13.48
---------------------------------------------------------------
CA TAX-EXEMPT BOND FUND                                           * Expenses are equal to the  relevant  Funds'  annualized  expense
---------------------------------------------------------------     ratio which includes waived fees, reimbursed expenses, dividends
ACTUAL                                                              and interest on short sales,  if  applicable,  multiplied by the
Class A    $1,000.00       $1,021.80      0.85%       $ 4.28        average account value over the period,  multiplied by the number
Class I     1,000.00        1,022.20      0.60%         3.02        of days (182)  expenses  were accrued in the most recent  fiscal half-year, then divided by 365 days to reflect the one-half year
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                            period.
Class A     1,000.00        1,020.64      0.85%         4.29
Class I     1,000.00        1,021.90      0.60%         3.03      + Inception  date is  March 2,  2009.  Expenses  are  equal to the
---------------------------------------------------------------     Fund's annualized  expense ratio, which includes waived fees and
CORE BOND FUND                                                      reimbursed  expenses,  if applicable,  multiplied by the average
---------------------------------------------------------------     account value over the period,  multiplied by the number of days
ACTUAL                                                              (28) expenses  were accrued,  then divided by 365 to reflect the
Class A    $1,000.00       $  986.90      1.00%       $ 4.95        period since inception.
Class B     1,000.00          981.60      1.75%         8.65
Class C     1,000.00          983.20      1.75%         8.65      For Funds which may invest in other funds, the annualized  expense ratios  noted above do not reflect  fees and  expenses  associated
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                          with the  underlying  funds.  If such fees and  expenses  had been
Class A     1,000.00        1,019.88      1.00%         5.05      included, the expenses would have been higher.
Class B     1,000.00        1,016.10      1.75%         8.83
Class C     1,000.00        1,016.10      1.75%         8.83      You can find more  information  about the Funds'  expenses  in the
---------------------------------------------------------------   Financial   Statements   section  that  follows.   For  additional
HIGH YIELD FUND                                                   information  on operating  expenses and other  shareholder  costs,
---------------------------------------------------------------   refer to the prospectus.
ACTUAL
Class A    $1,000.00       $  884.90      1.40%       $ 6.58
Class B     1,000.00          879.90      2.14%        10.03
Class C     1,000.00          880.50      2.14%        10.03

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A     1,000.00        1,017.86      1.40%         7.07
Class B     1,000.00        1,014.13      2.14%        10.80
Class C     1,000.00        1,014.13      2.14%        10.80
---------------------------------------------------------------
MONEY MARKET FUND
---------------------------------------------------------------
ACTUAL
Class A    $1,000.00       $1,003.50      0.89%       $ 4.45

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A     1,000.00        1,020.44      0.89%         4.49
---------------------------------------------------------------
MULTI-SECTOR FIXED INCOME BOND FUND
---------------------------------------------------------------
ACTUAL
Class A    $1,000.00       $  906.10      1.22%       $ 5.80
Class B     1,000.00          902.50      1.97%         9.34
Class C     1,000.00          903.00      1.98%         9.39

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A     1,000.00        1,018.77      1.22%         6.16
Class B     1,000.00        1,014.99      1.97%         9.95
Class C     1,000.00        1,014.94      1.98%        10.00

                           VIRTUS OPPORTUNITIES TRUST
                     PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                           MARCH 31, 2009 (UNAUDITED)

For each Fund, the following tables present portfolio holdings within certain sectors or countries and as a percentage of total investments attributable to each sector.

----------------------------------------------------------------   ----------------------------------------------------------------
                  ALTERNATIVES DIVERSIFIER FUND                                       GLOBAL INFRASTRUCTURE FUND
                  -----------------------------                                       --------------------------
Exchange Traded Funds                                        35%   Telecommunication Services                                   37%
Domestic Equity Funds                                        29    Utilities                                                    36
Foreign Equity Funds                                         26    Energy                                                       13
Domestic Fixed Income Funds                                  10    Industrials                                                  10
----------------------------------------------------------------   Other (includes short-term investments)                       4
                                                                   ----------------------------------------------------------------

----------------------------------------------------------------   ----------------------------------------------------------------
                GLOBAL REAL ESTATE SECURITIES FUND                         INTERNATIONAL REAL ESTATE ESTATE SECURITIES FUND
                ----------------------------------                         ------------------------------------------------
Retail REITS                                                 39%   Retail REITS                                                 49%
Office REITS                                                 20    Office REITS                                                 21
Specialized REITS                                            15    Real Estate Operating Companies                              14
Residential REITS                                             9    Diversified REITS                                             7
Real Estate Operating Companies                               7    Industrial REITS                                              4
Diversified REITS                                             6    Residential REITS                                             2
Industrial REITS                                              3    Specialized REITS                                             1
Other (includes short-term investments)                       1    Other (includes short-term investments)                       2
----------------------------------------------------------------   ----------------------------------------------------------------

----------------------------------------------------------------   ----------------------------------------------------------------
                       MARKET NEUTRAL FUND                                                WEALTH BUILDER FUND
                       -------------------                                                -------------------
                                              Long       Short     Domestic Equity Funds                                        56%
                                           Positions   Positions   Foreign Equity Funds                                         24
Consumer Discretionary                        22%         22%      Domestic Fixed Income Funds                                  20
Consumer Staples                              16          15       ----------------------------------------------------------------
Information Technology                        15          12
Health Care                                   14          14
Financials                                    12          12
Industrials                                    8          12
Materials                                      5           7
Other (includes short-term investments)        8           6
----------------------------------------------------------------

                                  ----------------------------------------------------------------
                                                         WEALTH GUARDIAN FUND
                                                         ---------------------
                                  Domestic Equity Funds                                         44%
                                  Domestic Fixed Income Funds                                   39
                                  Foreign Equity Funds                                          17
                                  ----------------------------------------------------------------

                           VIRTUS OPPORTUNITIES TRUST
                     PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                     MARCH 31, 2009 (CONTINUED) (UNAUDITED)

----------------------------------------------------------------   ----------------------------------------------------------------
                            BOND FUND                                                   CA TAX-EXEMPT BOND FUND
                            ---------                                                   -----------------------
Domestic Corporate Bonds                                     39%   Pre-Refunded                                                 27%
Agency Non-Mortgage-Backed Securities                        32    General Obligation                                           19
U.S. Government Securities                                   19    General Revenue                                              17
U.S. Government Agency Obligations                            4    Water & Sewer Revenue                                         8
Non-Agency Mortgage-Backed Securities                         2    Medical Revenue                                               7
Other                                                         4    Development Revenue                                           6
----------------------------------------------------------------   Education Revenue                                             5
                                                                   Other (includes short-term investments)                      11
                                                                   ----------------------------------------------------------------

----------------------------------------------------------------   ----------------------------------------------------------------
                         CORE BOND FUND                                                     HIGH YIELD FUND
                         --------------                                                     ---------------
Agency Mortgage-Backed Securities                            34%   Corporate Bonds                                              86%
Domestic Corporate Bonds                                     22    Loan Agreements                                               2
Non-Agency Mortgage-Backed Securities                        22    U.S. Government Securities                                    1
Municipal Bonds                                               9    Other (includes short-term investments)                      11
Asset-Backed Securities                                       4    ----------------------------------------------------------------
U.S. Government Securities                                    3
Foreign Government Securities                                 1
Other (includes short-term investments)                       5
----------------------------------------------------------------

----------------------------------------------------------------   ----------------------------------------------------------------
                        MONEY MARKET FUND                                           MULTI-SECTOR FIXED INCOME FUND
                        -----------------                                           ------------------------------
Federal Agency Securities                                    39%   Domestic Corporate Bonds                                     54%
Commercial Paper                                             38    Domestic Loan Agreements                                     17
Medium Term Notes                                            21    Non-Agency Mortgage-Backed Securities                         7
U.S. Treasury Bills                                           2    Foreign Government Securities                                 5
----------------------------------------------------------------   Agency Non-Mortgage-Backed Securities                         5
                                                                   Municipal Bonds                                               3
                                                                   Asset-Backed Securities                                       2
                                                                   Other (includes short-term investments)                       7
                                                                   ----------------------------------------------------------------

----------------------------------------------------------------   ----------------------------------------------------------------
                    SENIOR FLOATING RATE FUND                                         GLOBAL OPPORTUNITIES FUND
                    -------------------------                                         -------------------------
Loan Agreements                                              74%   Consumer Staples                                             40%
Corporate Bonds                                               4    Health Care                                                  18
Assets-Backed Securities                                      1    Information Technology                                       11
Other (includes short-term investments)                      21    Utilities                                                     8
----------------------------------------------------------------   Energy                                                        7
                                                                   Industrials                                                   5
                                                                   Warrants                                                      3
                                                                   Other (includes short-term investments)                       8
                                                                   ----------------------------------------------------------------

                      VIRTUS ALTERNATIVES DIVERSIFIER FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                            SHARES    VALUE                             SHARES    VALUE
                          --------- ---------                         --------- --------
MUTUAL FUNDS--64.7%                            SHORT-TERM
DOMESTIC EQUITY                                 INVESTMENTS--0.8%
   FUNDS(3) --28.6%                            MONEY MARKET MUTUAL
Virtus Market Neutral                           FUNDS--0.8%
 Fund Class A(2)          4,202,706 $  43,246  State Street
Virtus Real Estate                              Institutional
 Securities Fund                                Liquid Reserves
 Class A                  1,872,272    22,598   Fund (seven-day
                                    ---------   effective yield
                                       65,844   0.577%)               1,862,433 $  1,862
                                    ---------  -----------------------------------------
FOREIGN EQUITY FUNDS(3) --26.4%                TOTAL SHORT-TERM INVESTMENTS
Virtus Global                                   (IDENTIFIED COST
 Infrastructure Fund                            $1,862)                            1,862
 Class A                  4,359,403    35,486  -----------------------------------------
Virtus International                           TOTAL
 Real Estate                                    INVESTMENTS--100.0%
 Securities Fund                                (IDENTIFIED COST
 Class A                  6,624,045    25,105   $325,478)                        229,927(1)
                                    ---------  Other assets and
                                       60,591   liabilities,
                                    ---------   net--0.0%                           (107)
DOMESTIC FIXED INCOME                                                           --------
 FUNDS (3)--9.7%                               NET ASSETS--100.0%               $229,820
Virtus Senior Floating                                                          ========
 Rate Fund                2,661,153    22,247
---------------------------------------------
TOTAL MUTUAL FUNDS
 (IDENTIFIED COST
 $213,329)                            148,682
---------------------------------------------
EXCHANGE TRADED FUNDS--34.5%
iShares S&P North
 American Natural
 Resources Sector
 Index Fund                 936,141    22,112
PowerShares DB
 Commodity Index
 Tracking Fund(2)         1,682,633    33,653
PowerShares DB G10
 Currency Harvest
 Fund(2)                  1,150,982    23,618
---------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
 (IDENTIFIED COST
 $110,287)                             79,383
---------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
 (IDENTIFIED COST
 $323,616)                            228,065
---------------------------------------------

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 13 Federal Income Tax Information in the Notes
    to Financial Statements.

(2) Non-income producing.

(3) Affiliated Fund.

                        See Notes to Financial Statements

                        VIRTUS GLOBAL INFRASTRUCTURE FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                           SHARES   VALUE                              SHARES   VALUE                             SHARES   VALUE
                          -------- -------                            -------- -------                          --------- -------
COMMON STOCKS+--98.6%                       UTILITIES--37.5%                            SHORT-TERM
ENERGY--13.1%                               American Electric                            INVESTMENTS--4.7%
Enbridge, Inc.                               Power Co., Inc.                            MONEY MARKET MUTUAL
 (Canada)                   92,100 $ 2,652   (United States)            25,040 $   632   FUNDS--4.7%
Spectra Energy Corp.                        Aqua America, Inc.                          State Street
 (United States)           128,550   1,818   (United States)            43,890     878   Institutional
TransCanada Corp.                           CenterPoint Energy,                          Liquid Reserves
 (Canada)                  121,080   2,864   Inc. (United                                Fund (seven-day
Williams Cos., Inc.                          States)                    70,990     740   effective yield
 (The) (United                              Dominion Resources,                          0.577%)                2,947,123 $ 2,947
 States)                    73,490     836   Inc. (United                               -----------------------------------------
                                   -------   States)                    42,990   1,332  TOTAL SHORT-TERM
                                     8,170  DTE Energy Co.                               INVESTMENTS
                                   -------   (United States)            24,440     677   (IDENTIFIED COST
INDUSTRIALS--9.5%                           E.ON AG (Germany)           26,730     741   $2,947)                            2,947
Abertis                                     Entergy Corp. (United                       -----------------------------------------
 Infraestructuras                            States)                     4,840     330  TOTAL
 S.A. (Spain)              127,260   1,989  Exelon Corp. (United                         INVESTMENTS--103.3%
Atlantia S.p.A                               States)                    18,150     824   (IDENTIFIED COST
 (Italy)                    54,150     817  FirstEnergy Corp.                            $86,158)                          64,549(1)
Brisa (Portugal)            77,980     540   (United States)            25,080     968  Other assets and
Frankfurt Airport                           FPL Group, Inc.                              liabilities,
 Services Worldwide                          (United States)            32,230   1,635   net--(3.3)%                       (2,074)
 AG (Germany)               27,240     875  GDF Suez (France)           31,770   1,090                                    -------
Koninklijke Vopak NV                        Iberdrola Renovables                        NET ASSETS--100.0%                $62,475
 (Netherlands)              25,020   1,004   SA(2) (Spain)             164,310     680                                    =======
Vinci SA (France)           19,150     711  National Grid plc
                                   -------   (United Kingdom)           69,470     534  + Security classifications are based on
                                     5,936  Northeast Utilities                           sectors.
                                   -------   (United States)            39,740     858
TELECOMMUNICATION                           Northwest Natural Gas                       COUNTRY WEIGHTINGS as of 3/31/09*
 SERVICES--38.5%                             Co. (United States)        18,140     788  --------------------------------------------
American Tower Corp.                        NSTAR (United States)       26,450     843  United States                          52%
 Class A(2)                                 PG&E Corp. (United                          Canada                                 11
 (United States)            35,160   1,070   States)                    33,700   1,288  Spain                                   9
AT&T, Inc.                                  Public Service                              United Kingdom                          6
 (United States)           187,710   4,730   Enterprise Group,                          France                                  5
CenturyTel, Inc.                             Inc. (United                               Germany                                 5
 (United States)            26,090     734   States)                    35,730   1,053  Netherlands                             4
Chunghwa Telecom Co.,                       Red Electrica Corp.                         Other                                   8
 Ltd. ADR (Taiwan)          55,914   1,019   S.A. (Spain)               17,450     682  --------------------------------------------
Deutsche Telekom AG                         RWE AG (Germany)            12,220     856
 Sponsored ADR                              Scottish and Southern                       * FOREIGN SECURITY COUNTRY DETERMINATION:
 (Germany)                  53,430     660   Energy plc (United                           A combination of the following criteria
France Telecom SA                            Kingdom)                   54,100     860    is used to assign the countries of risk
 Sponsored ADR                              Sempra Energy (United                         listed in the table shown above. Country
 (France)                   59,220   1,342   States)                    30,060   1,390    of incorporation, actual building
KDDI Corp. (Japan)             212     998  Southern Co. (The)                            address, primary exchange on which
Koninklijke KPN N.V                          (United States)            50,440   1,544    security is traded and country in which
 (Netherlands)             114,790   1,533  Vectren Corp. (United                         the greatest percentage of company
Nippon Telegraph &                           States)                    25,640     541    revenue is generated.
 Telephone Corp.                            Wisconsin Energy Corp.                      --------------------------------------------
 Sponsored ADR (Japan)      38,910     741   (United States)            18,480     761
Rogers Communications,                      Xcel Energy, Inc.
 Inc. Class B                                (United States)            47,460     884
 (Canada)                   36,300     836                                     -------
Singapore                                                                       23,409
 Telecommunications                         ------------------------------------------
 Ltd. (Singapore)          436,400     728  TOTAL COMMON STOCKS
Telefonica S.A                               (IDENTIFIED COST
 Sponsored ADR                               $83,211)                           61,602
 (Spain)                    43,480   2,592  ------------------------------------------
TELUS Corp. (Canada)        32,390     891  TOTAL LONG TERM
Verizon                                      INVESTMENTS--98.6%
 Communications,                             (IDENTIFIED COST
 Inc. (United                                $83,211)                           61,602
 States)                    88,490   2,672  ------------------------------------------
Vodafone Group plc
 Sponsored ADR
 (United Kingdom)          157,940   2,751
Windstream Corp.
 (United States)            98,040     790
                                   -------
                                    24,087
                                   -------

ABBREVIATIONS:
ADR   American Depositary Receipt

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 13 Federal Income Tax Information in the Notes
    to Financial Statements.

(2) Non-income producing.

                        See Notes to Financial Statements

                   VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                           SHARES   VALUE                              SHARES   VALUE                              SHARES   VALUE
                          -------- -------                            -------- -------                            -------- ------
COMMON STOCKS--97.3%                        RESIDENTIAL REITS--9.3%                     SHORT-TERM INVESTMENTS--1.2%
DIVERSIFIED REITS--6.2%                     American Campus                             MONEY MARKET MUTUAL FUNDS--1.2%
British Land Co. plc         3,000 $    16   Communities, Inc.             425 $     7  State Street
Dexus Property Group        22,000      12  AvalonBay Communities,                       Institutional Liquid
Liberty Property Trust         650      12   Inc.                          400      19   Reserves Fund (seven-day
Vornado Realty Trust           880      29  Boardwalk Real Estate                        effective yield 0.577%)    13,278 $   13
                                   -------   Investment Trust              691      14  -----------------------------------------
                                        69  Equity Residential           1,400      26  TOTAL SHORT-TERM INVESTMENTS
                                   -------  Essex Property Trust,                       (IDENTIFIED COST $13)                  13
                                             Inc.                          275      16  -----------------------------------------
INDUSTRIAL REITS--2.5%                      Home Properties, Inc.          275       8  TOTAL INVESTMENTS--98.5%
AMB Property Corp.             875      13  Nippon Accomodations                        (IDENTIFIED COST $998)              1,085(1)
Ascendas Real Estate                         Fund, Inc.                      1       4  Other assets and
 Investment Trust           14,000      11  UDR, Inc.                      890       8   liabilities, net--1.5%                17
Goodman Group               14,000       3                                     -------                                     ------
                                   -------                                         102  NET ASSETS--100.0%                 $1,102
                                        27                                     -------                                     ======
                                   -------
                                            RETAIL REITS--37.9%
OFFICE REITS--19.4%                         CapitaMall Trust            15,900      14
Alexandria Real Estate                      CFS Retail Property Trust   12,000      14
 Equities, Inc.                600      22  Corio N.V.                     375      15
Boston Properties, Inc.        550      19  Eurocommercial Properties
Champion Reit               33,000       8   N.V.(2)                       335       9
Commonwealth Property                       Federal Realty
 Office Fund                 9,000       6   Investments Trust             475      22
Corporate Office                            Hammerson plc                3,300      12
 Properties Trust              900      22  Klepierre(2)                 1,100      19
Derwent London plc             850       8  Land Securities Group plc    2,200      14
Digital Realty Trust,                       Land Securities Group
 Inc.                        1,050      35   plc(2)                      1,375       9
Great Portland Estates                      Liberty International plc    1,350       7
 plc                           800       3  Link (The)                  13,000      26
Japan Real Estate                           Macerich Co. (The)           1,275       8
 Investment Corp.                3      23  National Retail
Mack-Cali Realty Corp.         100       2   Properties, Inc.              875      14
Nippon Building Fund,                       Regency Centers Corp.          225       6
 Inc.                            3      26  RioCan Real Estate
Nomura Real Estate Office                    Investment Trust            1,607      16
 Fund, Inc.                      3      17  Simon Property Group,
ORIX JREIT, Inc.                 2       8   Inc.                        1,475      51
Societe Immobiliere de                      Tanger Factory Outlet
 Location Pour                               Centers                       625      19
 L'industrie                                Unibail-Rodamco                478      68
 Et Le Commerce                200      15  Westfield Group             10,800      75
                                   -------                                     -------
                                       214                                        418
                                   -------                                     -------

REAL ESTATE OPERATING COMPANIES--7.1%       SPECIALIZED REITS--14.9%
Brookfield Properties                       Extra Space Storage, Inc.      400       2
 Corp.                       1,600       9  Health Care REIT, Inc.       1,075      33
Castellum AB                 1,900      11  Host Hotels & Resorts,
Citycon Oyj                  5,200      10   Inc.                        3,400      13
Deutsche Euroshop AG           250       7  HPC, Inc.                    1,700      30
Fabege AB                    1,500       5  Nationwide Health
Hongkong Land Holdings                       Properties, Inc.              600      13
 Ltd.                       11,000      25  Public Storage                 775      43
PSP Swiss Property AG(2)       250      11  Ventas, Inc.                 1,300      30
                                   -------                                     -------
                                        78                                         164
                                   -------  ------------------------------------------
                                            TOTAL COMMON STOCKS
                                            (IDENTIFIED COST $985)               1,072
                                            ------------------------------------------
                                            TOTAL LONG TERM INVESTMENTS--97.3%
                                            (IDENTIFIED COST $985)               1,072
                                            ------------------------------------------

ABBREVIATIONS:
REIT   Real Estate Investment Trust

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 13 Federal Income Tax Information in the Notes
    to Financial Statements.

(2) Non-income producing.

                        See Notes to Financial Statements

                VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                           SHARES    VALUE                             SHARES   VALUE                              SHARES  VALUE
                          --------  ------                            -------- -------                            ------- -------
COMMON STOCKS--97.0%                        REAL ESTATE OPERATING COMPANIES--13.9%      SHORT-TERM INVESTMENTS--1.8%
DIVERSIFIED REITS--7.2%                     Brookfield Properties                       MONEY MARKET MUTUAL FUNDS--1.8%
British Land Co. plc        148,473 $  767   Corp.                      79,850 $   462  State Street
Cominar Real Estate                         Castellum AB                94,666     532   Institutional Liquid
 Investment Trust            27,350    298  Citycon Oyj                225,166     435   Reserves Fund (seven-day
Dexus Property Group      1,012,987    528  Deutsche Euroshop AG        11,118     320   effective yield 0.577%)  553,237 $   553
Fonciere Des Regions          3,947    185  Fabege AB                   63,609     224  -----------------------------------------
Gecina SA                     5,780    222  GAGFAH S.A.                 21,951     108  TOTAL SHORT-TERM INVESTMENTS
GPT Group                   585,972    178  Hongkong Land Holdings                      (IDENTIFIED COST $553)                553
                                    ------   Ltd.                      561,000   1,279  -----------------------------------------
                                     2,178  PSP Swiss Property AG(2)    17,346     731  TOTAL INVESTMENTS--98.8%
                                    ------  Safestore Holdings Ltd.                     (IDENTIFIED COST $49,892)          29,764(1)
INDUSTRIAL REITS--3.6%                       plc                       134,419     104  Other assets and
Ascendas Real Estate                                                           -------   liabilities, net--1.2%               360
 Investment Trust           568,000    457                                       4,195                                    -------
Brixton plc                 230,904     59                                     -------  NET ASSETS--100.0%                $30,124
Goodman Group             1,252,640    284  RESIDENTIAL REITS--2.6%                                                       =======
Segro plc                   909,428    297  Boardwalk Real Estate
                                    ------   Investment Trust           26,360     544
                                     1,097  Nippon Accomodations
                                    ------   Fund, Inc.                     55     223
OFFICE REITS--20.5%                                                            -------
Allied Properties Real                                                             767
 Estate Investment Trust     25,500    260                                     -------
CapitaCommercial Trust      292,000    169  RETAIL REITS--48.4%
Champion Reit             1,712,000    410  CapitaMall Trust           789,200     687
Commonwealth Property                       CFS Retail Property Trust  581,452     661
 Office Fund                417,916    263   Corio N.V .                19,381     802
Derwent London plc           47,046    448  Eurocommercial Properties
Great Portland Estates                       N.V.(2)                    20,612     560
 plc                         83,953    293  Hammerson plc              134,609     491
Japan Prime Realty                          Klepierre(2)                37,496     659
 Investment Corp.               225    418  Land Securities Group
Japan Real Estate                            plc(2)                     76,221     476
 Investment Corp.               138  1,060  Land Securities Group plc  121,953     764
Nippon Building Fund, Inc.      169  1,461  Liberty International plc   53,765     300
Nomura Real Estate Office                   Link (The)                 652,500   1,294
 Fund, Inc.                     117    655  RioCan Real Estate
ORIX JREIT, Inc.                 59    244  Investment Trust            63,000     627
Societe Immobiliere de                      Unibail-Rodamco             23,755   3,361
 Location Pour                              Westfield Group            561,573   3,893
 L'industrie Et Le                                                             -------
 Commerce                     6,492    486                                      14,575
                                    ------                                     -------
                                     6,167  SPECIALIZED REITS--0.8%
                                    ------  Big Yellow Group plc        56,646     154
                                            CDL Hospitality Trusts     228,000      78
                                                                               -------
                                                                                   232
                                            ------------------------------------------
                                            TOTAL COMMON STOCKS
                                            (IDENTIFIED COST $49,339)           29,211
                                            ------------------------------------------
                                            TOTAL LONG TERM INVESTMENTS--97.0%
                                            (IDENTIFIED COST $49,339)           29,211
                                            ------------------------------------------

ABBREVIATIONS:
REIT   Real Estate Investment Trust

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 13 Federal Income Tax Information in the Notes
    to Financial Statements.

(2) Non-income producing.

                        See Notes to Financial Statements

                           VIRTUS MARKET NEUTRAL FUND
                SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                           SHARES   VALUE                              SHARES   VALUE                              SHARES   VALUE
                          -------- -------                            -------- -------                            -------- -------
COMMON STOCKS+--92.3%                       CONSUMER STAPLES--                          HEALTH CARE--(CONTINUED)
CONSUMER DISCRETIONARY--                     (CONTINUED)                                Ipsen SA                    10,210 $  393
 20.4%                                      PepsiCo, Inc.                5,860 $   302  Life Technologies
adidas AG                   10,870 $   361  Philip Morris                                Corp.(2)                    4,780    155
American Eagle                               International, Inc.         7,090     252  McKesson Corp.              11,780    413
 Outfitters, Inc.           29,740     364  Ralcorp Holdings, Inc.(2)   16,500     889  Merck & Co., Inc.            2,600     70
Autoliv, Inc.               14,720     273  Tesco plc                   88,590     423  Pfizer, Inc.                 5,100     69
Bally Technologies,                         Tyson Foods, Inc.           27,260     256  Psychiatric Solutions,
 Inc.(2)                    20,160     371  Walgreen Co.                 8,050     209   Inc.(2)                     8,850    139
Brink's Home Security                       Whole Foods Market, Inc.    70,782   1,189  Roche Holding AG
 Holdings, Inc.(2)          18,070     408                                     -------   Sponsored ADR               2,170     75
Brinker International,                                                          10,366  St. Jude Medical, Inc.(2)    8,770    319
 Inc.                       24,560     371                                     -------  United Therapeutics
Children's Place Retail                     ENERGY--2.4%                                 Corp.(2)                    2,610    172
Stores, Inc. (The)(2)       23,600     517  Hess Corp.                   6,920     375  Vertex Pharmaceuticals,
Citi Trends, Inc.(2)        22,550     516  PetroChina Co. Ltd., ADR     1,970     157   Inc.(2)                    18,610    535
Darden Restaurants, Inc.    15,557     533  Range Resources Corp.       12,220     503  Zimmer Holdings, Inc.(2)     1,880     69
DeVry, Inc.                  4,130     199  XTO Energy, Inc.            17,400     533                                     ------
Drew Industries, Inc.(2)    33,230     289  Yanzhou Coal Mining Co.                                                         9,228
Ethan Allen Interiors,                       Ltd. Sponsored ADR         19,210     138                                     ------
 Inc.                       31,020     349                                     -------  INDUSTRIALS--7.2%
Family Dollar Stores,                                                            1,706  Alliant Techsystems,
 Inc.                       11,870     396                                     -------   Inc.(2)                     7,090    475
Guess?, Inc.                45,500     959  FINANCIALS--10.9%                           Altra Holdings, Inc.(2)     45,894    178
Home Depot, Inc. (The)      15,140     357  ACE Ltd.                     8,160     330  Brink's Co. (The)           15,190    402
Hot Topic, Inc.(2)          30,660     343  Ameriprise Financial,                       Curtiss-Wright Corp.        18,070    507
Jos. A. Bank Clothiers,                      Inc.                       24,090     493  Dun & Bradstreet Corp.       4,610    355
 Inc.(2)                    19,350     538  Annaly Capital                              FedEx Corp.                  6,200    276
Kingfisher plc             186,570     400   Management, Inc.           31,620     438  Fluor Corp.                  8,400    290
Kohl's Corp.(2)              8,230     348  AON Corp.                    5,210     213  Goodrich Corp.               4,260    161
Lowe's Cos., Inc.           13,160     240  Arch Capital Group                          Heartland Express, Inc.     24,230    359
Macy's, Inc.                46,200     411   Ltd.(2)                    14,440     778  Masco Corp.                  7,150     50
Naspers Ltd. Sponsored                      BioMed Realty Trust, Inc.   18,250     123  McDermott International,
 ADR                        13,390     226  City National Corp.         21,490     726   Inc.(2)                     9,830    132
News Corp.                  36,430     241  Fidelity National                           Pall Corp.                  22,250    454
OfficeMax, Inc.             66,340     207   Financial, Inc. Class A    34,060     664  Steelcase, Inc. Class A     86,310    432
Omnicom Group, Inc.         21,030     492  First American Corp.        19,450     516  Thomas & Betts Corp.(2)      9,200    230
PetSmart, Inc.              31,230     655  Hancock Holding Co.         14,440     452  Tyco International Ltd.      7,300    143
Rent-A-Center, Inc.(2)      23,680     459  Investment Technology                       UTi Worldwide, Inc.         48,590    581
Ross Stores, Inc.            6,840     245   Group, Inc.(2)             13,236     338                                     ------
Staples, Inc.               19,660     356  Jefferies Group, Inc.       26,760     369                                      5,025
Thomas Cook Group plc      120,180     414  LaSalle Hotel Properties    20,690     121                                     ------
Timberland Co. (The)                        Pacific Capital Bancorp     35,600     241  INFORMATION TECHNOLOGY--13.5%
 Class A(2)                 34,760     415  PartnerRe Ltd.               3,430     213  Akamai Technologies,
Time Warner Cable, Inc.      2,498      62  Piper Jaffray Cos.(2)       16,670     430   Inc.(2)                    37,880    735
Time Warner, Inc.            9,953     192  ProAssurance Corp.(2)       14,800     690  Amphenol Corp.              13,380    381
Tractor Supply Co.(2)       11,910     430  Redwood Trust, Inc.         33,630     516  BMC Software, Inc.(2)       19,280    636
Vivendi Universal SA        17,150     454                                     -------  Broadcom Corp.(2)           35,100    701
Williams-Sonoma, Inc.       47,558     479                                       7,651  Ciena Corp.(2)              49,200    383
WPP plc                     68,950     388                                     -------  Cypress Semiconductor
                                   -------  HEALTH CARE--13.2%                           Corp.(2)                   75,560    512
                                    14,258  Alexion Pharmaceuticals,                    Emulex Corp.(2)             23,400    118
                                   -------   Inc.(2)                     9,660     364  Juniper Networks, Inc.(2)   13,170    198
CONSUMER STAPLES--14.8%                     Alliance Imaging, Inc.(2)   45,600     310  Lam Research Corp.(2)       20,170    459
BJ's Wholesale Club,                        Amedisys, Inc.(2)           12,520     344  Macrovision Solutions
 Inc.(2)                    33,870   1,084  Amgen, Inc.(2)               4,200     208   Corp.(2)                   22,300    397
British American Tobacco                    Amylin Pharmaceuticals,                     Maxim Integrated
 plc                        14,830     343   Inc.(2)                    41,170     484   Products, Inc.             20,710    274
Cadbury plc ADR              9,266     281  Biogen Idec, Inc.(2)        10,170     533  Motorola, Inc.             272,940  1,154
Coca-Cola Enterprises,                      Cephalon, Inc.(2)            7,240     493  Nokia OYJ Sponsored ADR     73,990    863
 Inc.                       56,800     749  Community Health Systems,                   Oracle Corp.                11,950    216
Colgate-Palmolive Co.        9,730     574   Inc.(2)                    10,310     158  Patni Computer Systems
Corn Products                               Covidien Ltd.               22,090     734   Ltd. ADR                   31,050    172
 International, Inc.        15,600     331  Daiichi Sankyo Co., Ltd.    19,800     333  Polycom, Inc.(2)            22,860    352
CVS Caremark Corp.          20,600     566  Elekta AB                   38,940     391  QUALCOMM, Inc.               9,390    365
Delhaize Group               6,120     397  Emergency Medical                           Rohm Co. Ltd.                9,100    455
Energizer Holdings,                          Services Corp.                             Symantec Corp.(2)           25,690    384
 Inc.(2)                    11,490     571   Class A(2)                  6,520     205  Taiwan Semiconductor
Estee Lauder Cos.,                          Express Scripts, Inc.(2)     5,280     244   Manufacturing Co. Ltd.,
 Inc. (The)                 10,810     267  Facet Biotech Corp.(2)      22,330     212   Sponsored ADR              38,720    347
Fomento Economico                           Fresenius SE                 8,260     378  Teradyne, Inc.(2)           78,390    343
 Mexicano S.A.B. de C.V.                    Gilead Sciences, Inc.(2)     5,450     252                                     ------
 Sponsored ADR               8,490     214  Hospira, Inc.(2)            34,260   1,057                                      9,445
Imperial Tobacco Group                      Illumina, Inc.(2)            3,200     119                                     ------
 plc                        15,510     348
Lorillard, Inc.              6,334     391
Molson Coors Brewing Co.     7,160     245
Nestle S.A. Registered
 Shares                     14,360     485

                        See Notes to Financial Statements

                           VIRTUS MARKET NEUTRAL FUND
          SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                         SHARES   VALUE                                SHARES      VALUE                            SHARES   VALUE
                        -------- -------                             ----------  --------                          -------- -------
MATERIALS--5.0%                              SECURITIES SOLD SHORT--                       FINANCIALS--(10.4)%
Freeport-McMoRan Copper                       (90.4)%                                      Assured Guaranty Ltd.   (24,290) $  (164)
 & Gold, Inc.             14,460 $    551    COMMON STOCKS SOLD                            Bank of Hawaii Corp.    (15,490)    (511)
Impala Platinum                               SHORT+--(90.0)%                              BB&T Corp.               (6,570)    (111)
 Holdings Ltd.                               CONSUMER DISCRETIONARY                        Community Bank
 Sponsored ADR            25,800      436     --(20.2)%                                     System, Inc.           (24,960)    (418)
Monsanto Co.               2,100      175    Abercrombie & Fitch Co.    (18,120) $   (431) Cullen/Frost Bankers,
Mosaic Co. (The)           9,310      391    Bed Bath & Beyond, Inc.    (17,320)     (429)  Inc.                   (15,270)    (717)
Pacific Metals Co.,                          BorgWarner, Inc.           (19,510)     (396) Douglas Emmett, Inc.    (81,297)    (601)
 Ltd.                     91,000      404    Chipotle Mexican Grill,                       HCC Insurance
Packaging Corp. of                            Inc.                                          Holdings, Inc.         (17,320)    (436)
 America                  54,080      704    Class A                     (5,340)     (354) Lincoln National
Potash Corp. of                              Choice Hotels                                  Corp.                  (52,130)    (349)
 Saskatchewan, Inc.        2,340      189     International, Inc.       (28,160)     (727) Prosperity
Salzgitter AG              6,960      387    Columbia Sportswear Co.     (9,060)     (271)  Bancshares, Inc.       (45,700)  (1,250)
Tokyo Ohka Kogyo Co.,                        Comcast Corp. Class A      (39,560)     (540) Susquehanna
 Ltd.                     15,900      222    Gentex Corp.               (47,580)     (474)  Bancshares, Inc.       (49,200)    (459)
                                  -------    Hermes International        (3,880)     (451) Synovus Financial
                                    3,459    Husqvarna AB               (99,450)     (402)  Corp.                  (70,350)    (228)
                                  -------    Imperial Holdings Ltd.                        Valley National
TELECOMMUNICATION                             Sponsored ADR             (40,490)     (226)  Bancorp                (61,250)    (758)
 SERVICES--2.4%                              Intercontinental Hotels                       Westamerica Bancorp     (27,630)  (1,259)
America Movil S.A.B.                          Group plc                 (51,220)     (389)                                  -------
 de C.V. ADR Series L      3,790      103    ITV plc                 (1,260,240)     (343)                                   (7,261)
Brasil Telecom S.A. ADR    6,820      113    Jarden Corp.               (70,154)     (889)                                  -------
Leap Wireless                                Life Time Fitness, Inc.    (25,230)     (317) HEALTH CARE--(12.7)%
 International, Inc.(2)   10,470      365    LKQ Corp.                  (89,579)   (1,278) Alcon, Inc.              (2,710)    (246)
MetroPCS                                     Marks & Spencer Group                         Charles River
 Communications,                              plc                      (120,000)     (509)  Laboratories
 Inc.(2)                  57,468      982    NIKE, Inc. Class B         (15,090)     (707)  International, Inc.    (14,510)    (395)
Telefonica Data                              Polaris Industries,                           Coventry Health Care,
 Argentina S.A.(2)(3)      1,400        0     Inc.                      (20,720)     (444)  Inc.                    (7,990)    (103)
Telefonica Moviles                           Sally Beauty Holdings,                        DENTSPLY
 S.A.(2)(3)                1,400        0     Inc.                      (54,350)     (309)  International, Inc.    (24,890)    (668)
Turkcell Iletisim                            Sonic Corp.               (108,520)   (1,087) Dionex Corp.             (9,430)    (446)
 Hizmetleri A.S. ADR       6,460       79    Target Corp.               (18,890)     (650) EISai Co. Ltd.          (12,100)    (356)
Vivo Participacoes SA                        Tim Hortons, Inc.          (33,380)     (847) Gen-Probe, Inc.          (2,350)    (107)
 ADR                       4,710       61    Urban Outfitters, Inc.     (66,090)   (1,082) Hanger Orthopedic
                                  -------    Walt Disney Co. (The)      (32,910)     (598)  Group, Inc.            (22,870)    (303)
                                    1,703                                        --------  IDEXX Laboratories,
                                  -------                                         (14,150)  Inc.                   (35,670)  (1,234)
UTILITIES--2.5%                                                                  --------  Intuitive Surgical,
Alliant Energy Corp.      16,890      417    CONSUMER STAPLES--                             Inc.                    (1,330)    (127)
Avista Corp.              25,560      352     (13.6)%                                      Lincare Holdings,
Cia Paranaense de                            Brown-Forman Corp.         (24,918)     (968)  Inc.                    (7,310)    (159)
 Energia ADR              17,060      178    Cal-Maine Foods, Inc.       (8,810)     (197) Lundbeck (H) A/S        (24,830)    (424)
Consolidated Edison,                         Casino Guichard                               Olympus Optical Co.,
 Inc.                      6,010      238     Perrachon SA               (8,090)     (526)  Ltd.                   (28,000)    (457)
Portland General                             Chattem, Inc.              (29,110)   (1,632) Owens & Minor, Inc.     (16,600)    (550)
 Electric Co.             31,220      549    Church & Dwight Co.,                          Par Pharmaceutical
                                  -------     Inc.                       (7,050)     (368)  Cos., Inc.             (15,650)    (148)
                                    1,734    Constellation Brands,                         Patterson Cos., Inc.    (12,260)    (231)
-----------------------------------------     Inc.                      (21,970)     (261) PerkinElmer, Inc.        (5,650)     (72)
TOTAL COMMON STOCKS                          Costco Wholesale Corp.      (9,190)     (426) Sequenom, Inc.           (4,880)     (70)
 (IDENTIFIED COST                            Diageo plc                 (29,800)     (333) Straumann Holding AG     (2,930)    (454)
 $65,128)                          64,575    Flowers Foods, Inc.        (22,960)     (539) Stryker Corp.            (6,610)    (225)
-----------------------------------------    Green Mountain Coffee,                        Takeda Pharmaceutical
TOTAL LONG TERM INVESTMENTS--92.3%            Inc.                      (16,010)     (768)  Co., Ltd.
 (IDENTIFIED COST                            Hormel Foods Corp.         (18,690)     (593)  Unsponsored ADR        (17,670)    (308)
 $65,128)                          64,575    L'Oreal SA                  (4,770)     (328) Techne Corp.             (6,820)    (373)
-----------------------------------------    Lindt & Spruengli AG          (280)     (375) UCB SA                  (21,940)    (646)
SHORT-TERM INVESTMENTS -- 0.2%               Pernod-Ricard SA            (6,820)     (380) Valeant
MONEY MARKET MUTUAL                          Reynolds American, Inc.     (6,480)     (232)  Pharmaceuticals
 FUNDS --0.2%                                Smucker (J.M.) Co.                             International          (21,070)    (375)
State Street                                  (The)                     (14,716)     (548) Varian, Inc.             (2,990)     (71)
 Institutional Liquid                        Tootsie Roll                                  Waters Corp.             (8,850)    (327)
 Reserves Fund                                Industries, Inc.          (39,552)     (859)                                  -------
 (seven-day effective                        Wal-Mart de Mexico                                                              (8,875)
 yield 0.577%)           155,125      155     S.A.B de C.V.                                                                 -------
                                 --------     Sponsored ADR              (8,460)     (198) INDUSTRIALS--(10.5)%
-----------------------------------------                                        --------  Baldor Electric Co.     (60,590)    (878)
TOTAL SHORT-TERM INVESTMENTS                                                       (9,531) Deere & Co.             (15,190)    (499)
(IDENTIFIED COST $155)               155                                         --------  EMCOR Group, Inc.       (31,750)    (545)
-----------------------------------------    ENERGY--(2.3)%                                First Solar, Inc.        (5,200)    (690)
TOTAL INVESTMENTS--92.5%                     Barrett Corp. (Bill)       (22,210)     (494) GATX Corp.              (20,400)    (413)
 (IDENTIFIED COST                            CNOOC Ltd. ADR              (1,510)     (152) Healthcare Services
 $65,283)                          64,730(1) Exxon Mobil Corp.           (2,700)     (184)  Group, Inc.            (40,900)    (612)
SECURITIES SOLD SHORT--(90.4)%               Nabors Industries Ltd.     (41,970)     (419) Hunt (J.B.) Transport
 (PROCEEDS ($77,718))             (63,271)   Valero Energy Corp.        (19,760)     (354)  Services, Inc.         (33,730)    (813)
Other assets and                                                                 --------  ITT Corp.               (11,200)    (431)
 liabilities, net--                                                                (1,603) Mueller Water
 97.9%                             68,509                                        --------   Products, Inc.         (97,860)    (323)
                                 --------                                                  Ritchie Bros.
NET ASSETS--100.0%               $ 69,968                                                   Auctioneers, Inc.      (51,680)    (961)
                                 ========                                                  Stericycle, Inc.         (3,500)    (167)
                                                                                           Trinity Industries,
                                                                                            Inc.                   (36,300)    (332)
                                                                                           United Stationers,
                                                                                            Inc.                    (6,710)    (188)
                                                                                           Wabtec Corp.            (18,330)    (484)
                                                                                                                            -------
                                                                                                                             (7,336)
                                                                                                                            -------

                        See Notes to Financial Statements

                           VIRTUS MARKET NEUTRAL FUND
          SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                           SHARES   VALUE                              SHARES   VALUE
                          -------- -------                            -------- -------
INFORMATION TECHNOLOGY--(10.7)%             TELECOMMUNICATION SERVICES--(0.7)%          COUNTRY WEIGHTINGS - LONG as of 3/31/09*
Amdocs Ltd.                (20,470) $ (379) Telefonos de Mexico                         ------------------------------------------
Automatic Data                               S.A.B. de                                  United States                        83%
 Processing, Inc.          (14,840)   (522) C.V. ADR Series L          (10,790) $ (162) United Kingdom                        4
Citrix Systems, Inc.        (5,750)   (130) Verizon Communications,                     Germany                               2
Computer Sciences Corp.    (11,810)   (435)  Inc.                      (10,790)   (326) Japan                                 2
Dell, Inc.                 (38,950)   (369)                                    -------  Finland                               1
eBay, Inc.                 (23,090)   (290)                                       (488) France                                1
FactSet Research Systems,                                                      -------  Switzerland                           1
 Inc.                       (9,170)   (458) UTILITIES--(2.6)%                           Other                                 6
Mettler-Toledo                              American Water Works                        ------------------------------------------
 International, Inc.        (1,410)    (72) Co., Inc.                  (24,760)   (476) COUNTRY WEIGHTINGS - SHORT as of
National Instruments                        Aqua America, Inc.         (20,970)   (419)  3/31/09*
 Corp.                     (54,060) (1,008) DPL, Inc.                  (23,030)   (519) ------------------------------------------
Nuance Communications,                      Huaneng Power                               United States                        95%
 Inc.                      (23,900)   (260)  International, Inc.                        China                                 1
Paychex, Inc.              (20,460)   (525)  Sponsored ADR              (3,260)    (88) Denmark                               1
QLogic Corp.               (48,120)   (535) Piedmont Natural Gas Co.    (8,030)   (208) Germany                               1
SAP AG Sponsored ADR       (12,260)   (433) Tractebel Energia SA                        Mexico                                1
Sigma Designs, Inc.        (12,360)   (154) Sponsored ADR              (12,640)    (93) South Africa                          1
Telefonaktiebolaget LM                                                         -------  ------------------------------------------
 Ericsson Sponsored ADR   (151,350) (1,225)                                     (1,803)
Wipro Ltd. ADR             (29,500)   (210) ------------------------------------------  * FOREIGN SECURITY COUNTRY DETERMINATION:
Zebra Technologies Corp.                    TOTAL COMMON STOCKS SOLD
Class A                    (28,020)   (533)  SHORT--(90.0)%                               A combination of the following criteria
                                   -------   (PROCEEDS ($77,446))              (62,983)   is used to assign the countries of risk
                                    (7,538) ------------------------------------------    listed in the table shown above. Country
                                   -------  EXCHANGE TRADED FUNDS                         of incorporation, actual building
MATERIALS--(6.3)%                            SOLD SHORT--(0.4)%                           address, primary exchange on which
Aluminum Corp. of China                     Technology Select Sector                      security is traded and country in which
Ltd. ADR                    (8,730)   (128) SPDR Fund                  (18,410)   (288)   the greatest percentage of company
Anglo Platinum Ltd. ADR     (2,600)   (133) ------------------------------------------    revenue is generated.
Eastman Chemical Co.        (6,100)   (163) TOTAL EXCHANGE TRADED FUNDS                   ------------------------------------------
Ecolab, Inc.               (12,170)   (423) SOLD SHORT--(0.4)%
Kobe Steel Ltd.           (363,000)   (469) (PROCEEDS ($272))                     (288)
Lonmin plc                 (14,640)   (299) ------------------------------------------
OJI Paper Co., Ltd.        (99,000)   (406) TOTAL SECURITIES SOLD SHORT--(90.4)%
Olin Corp.                 (14,360)   (205) (PROCEEDS ($77,718))               (63,271)(1)
Sensient Technologies                       ------------------------------------------
 Corp.                     (35,460)   (833)
Sigma-Aldrich Corp.        (14,670)   (554) + Security classifications are based on
Toray Industries, Inc.     (48,150)   (194)   sectors.
United States Steel Corp.  (27,950)   (591)
                                   -------
                                    (4,398)
                                   -------

ABBREVIATIONS:
ADR   American Depositary Receipt
SPDR  S&P Depositary Receipt.

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 13 Federal Income Tax Information in the Notes
    to Financial Statements.

(2) Non-income producing.

(3) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the
    Trustees. At March 31, 2009, these securities amounted to a value of $0 or 0% of net assets. For acquisition information, see
    Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                           VIRTUS WEALTH BUILDER FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                           SHARES   VALUE                              SHARES   VALUE
                          -------- -------                            -------- -------
MUTUAL FUNDS--99.4%                         DOMESTIC FIXED INCOME
DOMESTIC EQUITY FUNDS(3)                     FUNDS (3)--19.6%
 --55.6%                                    Virtus Bond Fund Class A   520,004 $ 5,054
Virtus Capital Growth                       Virtus High Yield Income
 Fund Class A(2)           383,760 $ 3,769   Fund Class A              154,726   1,328
Virtus Disciplined Small                    Virtus Institutional Bond
 Cap Value Fund             72,189   1,284  Fund Class Y               198,125   5,367
Virtus Growth & Income                      Virtus Multi-Sector Short
 Fund Class A              697,476   7,079  Term Bond Fund Class A     350,872   1,351
Virtus Growth                                                                  -------
 Opportunities Fund                                                             13,100
 Class A(2)                480,978   3,862  ------------------------------------------
Virtus Market Neutral                       TOTAL MUTUAL FUNDS
 Fund Class A(2)           452,305   4,654  (IDENTIFIED COST $97,890)           66,362
Virtus Mid-Cap Value Fund                   ------------------------------------------
 Class A                   208,244   2,591  TOTAL LONG TERM
Virtus Quality Small-Cap                     INVESTMENTS--99.4%
Fund Class A               207,101   1,303  (IDENTIFIED COST $97,890)           66,362
Virtus Real Estate                          ------------------------------------------
 Securities Fund Class A   213,365   2,575  SHORT-TERM INVESTMENTS--0.5%
Virtus Small-Cap Growth                     MONEY MARKET MUTUAL FUNDS--0.5%
 Fund Class A(2)            81,623   1,390  State Street
Virtus Small-Cap                             Institutional
 Sustainable Growth Fund                    Liquid Reserves Fund
 Class A(2)                212,296   1,316   (seven-day effective
Virtus Value                                 yield 0.577%)             313,227     313
 Opportunities Fund                         ------------------------------------------
 Class A                 1,158,451   7,321  TOTAL SHORT-TERM INVESTMENTS
                                   -------  (IDENTIFIED COST $313)                 313
                                    37,144  ------------------------------------------
                                   -------  TOTAL INVESTMENTS--99.9%
FOREIGN EQUITY FUNDS(3)                     (IDENTIFIED COST $98,203)           66,675(1)
 --24.2%                                    Other assets and
Virtus Foreign                               liabilities, net--0.1%                 90
 Opportunities Fund                                                            -------
 Class A                   724,666  10,457  NET ASSETS--100.0%                 $66,765
Virtus Global                                                                  =======
 Infrastructure Fund
 Class A                   339,927   2,767
Virtus International Real
 Estate Securities Fund
 Class A                   763,584   2,894
                                   -------
                                    16,118
                                   -------

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 13 Federal Income Tax Information in the Notes
    to Financial Statements.

(2) Non-income producing.

(3) Affiliated Funds.

                        See Notes to Financial Statements

                           VIRTUS WEALTH GUARDIAN FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                           SHARES   VALUE                              SHARES   VALUE
                          -------- -------                            -------- -------
MUTUAL FUNDS--99.2%                         DOMESTIC FIXED INCOME
DOMESTIC EQUITY FUNDS(3)                     FUNDS(3)--39.3%
 --43.4%                                    Virtus Bond Fund Class A   523,736 $ 5,091
Virtus Capital Growth                       Virtus High Yield Income
 Fund Class A(2)           146,034 $ 1,434   Fund Class A              142,164   1,220
Virtus Disciplined Small                    Virtus Institutional Bond
 Cap Value Fund             27,983     498   Fund Class Y              185,827   5,034
Virtus Growth & Income                      Virtus Multi-Sector Short
 Fund Class A              248,680   2,524  Term Bond Fund Class A     339,841   1,308
Virtus Growth                                                                  -------
 Opportunities Fund Class                                                       12,653
 A(2)                      188,933   1,517  ------------------------------------------
Virtus Market Neutral                       TOTAL MUTUAL FUNDS
 Fund Class A(2)           188,851   1,943  (IDENTIFIED COST $43,787)           31,968
Virtus Mid-Cap Value Fund                   ------------------------------------------
 Class A                    74,932     932  TOTAL LONG TERM
Virtus Quality Small-Cap                     INVESTMENTS--99.2%
 Fund Class A               79,653     501  (IDENTIFIED COST $43,787)           31,968
Virtus Real Estate                          ------------------------------------------
 Securities Fund Class A    63,852     771  SHORT-TERM INVESTMENTS
Virtus Small-Cap Growth                      --0.6%
 Fund Class A(2)            27,928     476  MONEY MARKET MUTUAL FUNDS
Virtus Small-Cap                             --0.6%
 Sustainable Growth Fund                    State Street
 Class A(2)                 81,335     504   Institutional Liquid
Virtus Value                                 Reserves Fund (seven-day
 Opportunities Fund                          effective yield 0.577%)   197,045     197
 Class A                   457,930   2,894  ------------------------------------------
                                   -------  TOTAL SHORT-TERM
                                    13,994   INVESTMENTS
                                   -------  (IDENTIFIED COST $197)                 197
FOREIGN EQUITY FUNDS(3)                     ------------------------------------------
 --16.5%                                    TOTAL INVESTMENTS--99.8%
Virtus Foreign                              (IDENTIFIED COST $43,984)           32,165(1)
 Opportunities Fund                         Other assets and
 Class A                   263,183   3,798   liabilities, net--0.2%                 65
Virtus Global                                                                  -------
 Infrastructure Fund                        NET ASSETS--100.0%                 $32,230
 Class A                    80,315     654                                     =======
Virtus International Real
 Estate Securities Fund
 Class A                   229,260     869
                                   -------
                                     5,321
                                   -------

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 13 Federal Income Tax Information in the Notes
    to Financial Statements.

(2) Non-income producing.

(3) Affiliated Fund.

                        See Notes to Financial Statements

                                VIRTUS BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                             PAR                                         PAR                                         PAR
                            VALUE   VALUE                               VALUE   VALUE                               VALUE   VALUE
                          -------- -------                            -------- -------                            -------- -------
U.S. GOVERNMENT SECURITIES--19.0%           NON-AGENCY--1.8%
U.S. Treasury Bond                          Citigroup Mortgage Loan                     CONSUMER STAPLES--(CONTINUED)
 4.500%, 5/15/38          $    375 $   438   Trust, Inc. 04-NCM2,                       Safeway, Inc.
 3.500%, 2/15/39             4,175   4,125   2CB3 8.000%, 8/25/34     $     43 $    38   6.500%, 3/1/11           $    375 $   393
U.S. Treasury Note                          Commercial Mortgage                          6.350%, 8/15/17               305     313
 2.750%, 7/31/10            12,550  12,904   Pass-Through                                                                  -------
 2.750%, 2/28/13             7,250   7,640   Certificates 07-C9, A4                                                          4,571
 4.750%, 8/15/17             4,400   5,147   6.010%, 12/10/49 (6)        1,050     763                                     -------
------------------------------------------  DLJ Mortgage Acceptance                     ENERGY--4.5%
TOTAL U.S. GOVERNMENT                        Corp. (Principal Only)                     BP Capital Markets plc
 SECURITIES (IDENTIFIED                      144A 96-I,                                  3.125%, 3/10/12(5)          1,065   1,069
 COST $29,712)                      30,254   0.000%, 9/18/11 (2)(8)          6       6  Chesapeake Energy Corp.
------------------------------------------  Greenwich Capital                            7.250%, 12/15/18              245     203
U.S. GOVERNMENT AGENCY OBLIGATIONS--3.9%     Commercial Funding Corp.                   Chevron Corp.
FHLMC                                        07-GG9, A2 5.381%,                          3.950%, 3/3/14                785     806
 7.500%, 7/1/09                  1       1   3/10/39                     1,735   1,453  ConocoPhillips
 3.750%, 6/28/13             2,845   3,021  Merrill Lynch Mortgage                       5.750%, 2/1/19                455     458
 7.500%, 4/1/14                 31      34   Trust 05-MCP1, A2                           6.500%, 2/1/39                230     224
 7.000%, 4/1/16                 27      29   4.556%, 6/12/43               725     678  Enbridge Energy Partners
FNMA                                                                           -------   LP
 3.250%, 8/12/10             2,955   3,040                                       2,938   5.875%, 12/15/16              350     304
------------------------------------------  ------------------------------------------  Encore Acquisition Co.
TOTAL U.S. GOVERNMENT                       TOTAL MORTGAGE-BACKED                        6.000%, 7/15/15               310     229
 AGENCY OBLIGATIONS                          SECURITIES (IDENTIFIED                     Energy Transfer Partners
 (IDENTIFIED COST $5,865)            6,125   COST $53,362)                      54,214   LP
------------------------------------------  ------------------------------------------   6.700%, 7/1/18                570     516
MORTGAGE-BACKED                             CORPORATE BONDS+--38.4%                     EOG Resources, Inc.
 SECURITIES--34.1%                          CONSUMER                                     6.875%, 10/1/18               360     388
AGENCY--32.3%                                DISCRETIONARY--2.7%                        Husky Energy, Inc.
FHLMC                                       Affinion Group, Inc.                         6.200%, 9/15/17               675     612
  2503, B                                    10.125%, 10/15/13             560     428  Kinder Morgan Energy
 5.500%, 9/15/17               222     234  American Real Estate                         Partners LP
  2764, HW                                   Partners LP                                 5.850%, 9/15/12               415     410
 5.000%, 3/15/19               455     469   7.125%, 2/15/13               650     520   9.000%, 2/1/19                500     535
 7.000%, 1/1/33                236     253  Comcast Corp.                               Pacific Energy Partners
  2691, MG                                   5.700%, 5/15/18               645     605   LP/Pacific
 4.500%, 10/15/33              780     782  Echostar DBS Corp.                           Energy Finance Corp.
 5.000%, 7/1/35              5,133   5,307   7.125%, 2/1/16                530     477   6.250%, 9/15/15               325     279
 TBA 5.000%, 12/1/35(7)      4,436   4,586  Newell Rubbermaid, Inc.                     TransCanada Pipelines
FNMA                                         10.600%, 4/15/19              240     242   Ltd.
 7.000%, 5/1/14                 22      23  Time Warner Cable, Inc.                      7.125%, 1/15/19               230     240
 8.000%, 1/1/15                  5       5   8.250%, 2/14/14               120     125   6.350%, 5/15/67(6)            300     171
 5.000%, 5/1/33              1,968   2,037   7.500%, 4/1/14                175     178  XTO Energy, Inc.
 5.500%, 5/1/35              3,225   3,350   6.750%, 7/1/18                380     357   5.900%, 8/1/12                735     742
 5.500%, 4/1/36                464     482   8.250%, 4/1/19                720     740                                     -------
 5.500%, 6/1/37                382     397  United Artists Theatre                                                           7,186
 6.000%, 9/1/37                 59      61   Circuit, Inc. Series                                                          -------
 6.000%, 1/1/38                145     152   BD-1, 9.300%,                              FINANCIALS--15.6%
 5.000%, 2/1/38              1,040   1,074   7/1/15 (3)(4)                  26      23  American General Finance
 6.000%, 2/1/38                123     128  Viacom, Inc.                                 Corp.
 5.000%, 3/1/38              1,336   1,380   5.750%, 4/30/11               555     541   4.000%, 3/15/11               450     191
 5.000%, 3/1/38              3,329   3,438                                     -------   5.750%, 9/15/16               490     177
 6.000%, 3/1/38                914     956                                       4,236  AvalonBay Communities,
 6.500%, 3/1/38              8,623   9,142                                     -------   Inc.
 5.000%, 4/1/38                891     921  CONSUMER STAPLES--2.9%                       5.750%, 9/15/16               410     331
 6.500%, 5/1/38                782     825  Altria Group, Inc.                          Bank of America Corp.
 6.000%, 7/1/38              4,893   5,116   9.250%, 8/6/19                495     529   5.750%, 8/15/16               715     469
 5.500%, 8/1/38              1,958   2,034  Costco Wholesale Corp.                      Barclays Bank plc
 6.000%, 8/1/38                298     311   5.500%, 3/15/17               420     443   144A 2.700%,
 6.000%, 8/1/38                695     727  CVS Caremark Corp.                           3/5/12(2)(5)                1,360   1,367
 6.000%, 8/1/38              3,931   4,110   5.750%, 6/1/17                645     629   144A 7.700%,
 TBA 5.000%, 4/1/38(7)       1,267   1,309  Kraft Foods, Inc.                            4/25/49(2)(6)                 700     308
 TBA 5.000%, 12/1/38(7)      1,058   1,093   6.125%, 8/23/18               345     346  Bear Stearns Cos., Inc.
 TBA 5.000%, 12/1/38(7)        556     574  PepsiCo, Inc.                                (The)
                                   -------   7.900%, 11/1/18               350     430   7.250%, 2/1/18                580     599
                                    51,276  Philip Morris                               Capital One Financial
                                   -------   International, Inc.                         Corp.
                                             6.875%, 3/17/14               275     298   5.700%, 9/15/11               620     558
                                             5.650%, 5/16/18               825     820   6.150%, 9/1/16                625     396
                                            Procter & Gamble Co.                        Chubb Corp.
                                             4.600%, 1/15/14               350     370   6.375%, 3/29/67(6)            420     240
                                                                                        Citigroup, Inc.
                                                                                         2.125%, 4/30/12               660     662
                                                                                         5.000%, 9/15/14             1,255     832
                                                                                        CNA Financial Corp.
                                                                                         6.500%, 8/15/16               560     401
                                                                                        Countrywide Home Loan,
                                                                                         Inc. Series L
                                                                                         4.000%, 3/22/11               615     547

                        See Notes to Financial Statements

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                             PAR                                         PAR                                         PAR
                            VALUE   VALUE                               VALUE   VALUE                               VALUE    VALUE
                          -------- -------                            -------- -------                            -------- --------
FINANCIALS--(CONTINUED)                     FINANCIALS--(CONTINUED)                     TELECOMMUNICATION SERVICES--4.2%
Credit Suisse First                         Wachovia Corp.                              Alltel Corp.
 Boston                                      5.750%, 2/1/18           $    445 $   394   7.000%, 7/1/12           $    350 $    365
 6.000%, 2/15/18          $    565 $   493  WEA Finance LLC/WCI                         AT&T, Inc.
Credit Suisse Guernsey                       Finance LLC 144A                            6.250%, 3/15/11               400      418
 Ltd.                                        5.700%, 10/1/16 (2)         1,065     794   5.800%, 2/15/19               455      445
 5.860%, 5/29/49(6)            815     302  Wells Fargo & Co.                            6.550%, 2/15/39               685      621
Duke Realty LP                               5.625%, 12/11/17              505     461  Qwest Corp.
 5.625%, 8/15/11               225     189  Wells Fargo Capital XIII                     8.875%, 3/15/12               385      382
ERP Operating LP                             7.700%, 12/29/49(6)           460     219  Sprint Capital Corp.
 5.375%, 8/1/16                640     504                                     -------   7.625%, 1/30/11               655      609
General Electric Capital                                                        24,775  Telecom Italia Capital SA
 Corp.                                                                         -------   5.250%, 10/1/15               215      181
 6.875%, 1/10/39(5)          1,130     922  HEALTH CARE--2.2%                           Telefonica Emisiones S.A.
 6.375%, 11/15/67(6)           715     347  Abbott Laboratories                          5.984%, 6/20/11 (5)         1,080    1,111
Genworth Financial, Inc.                     5.125%, 4/1/19                475     478  Verizon Communications,
 6.515%, 5/22/18               405     130  Johnson & Johnson                            Inc.
Genworth Global Funding                      5.150%, 7/15/18(5)            800     868   8.750%, 11/1/18               595      681
 Trusts                                     Pfizer, Inc.                                 6.350%, 4/1/19                960      948
 5.125%, 3/15/11               925     651   4.450%, 3/15/12(5)            625     642  Virgin Media Finance plc
ING Groep N.V.                               6.200%, 3/15/19               730     778   8.750%, 4/15/14               610      580
 5.775%, 12/8/49(6)          1,445     397  Quest Diagnostics, Inc.                     Windstream Corp.
JPMorgan Chase & Co.                         6.400%, 7/1/17                370     353   7.000%, 3/15/19               435      385
 1.650%, 2/23/11               435     437  WellPoint, Inc.                                                                --------
 Series 2                                    5.000%, 1/15/11               440     441                                        6,726
 2.125%, 6/22/12(5)            965     970                                     -------                                     --------
 5.750%, 1/2/13(5)           1,020     974                                       3,560  UTILITIES--3.6%
 Series 1,                                                                     -------  Appalachian Power Co.
 7.900%, 4/29/49(6)            395     254  INDUSTRIALS--0.7%                            5.550%, 4/1/11                810      810
Lincoln National Corp.                      Allied Waste North                          Atmos Energy Corp.
 5.650%, 8/27/12(5)          1,195     539   America, Inc.                               6.350%, 6/15/17               465      417
Merrill Lynch & Co., Inc.                    7.250%, 3/15/15               545     516  Dominion Resources, Inc.
 3.472%, 5/12/10(6)            325     306  DI Finance/DynCorp                           8.875%, 1/15/19               180      204
 6.875%, 4/25/18               695     544   International, Inc.                        Florida Power Corp.
Morgan Stanley                               Series B 9.500%, 2/15/13      555     523   6.650%, 7/15/11               520      555
 3.338%, 5/14/10(6)            150     146                                     -------  Georgia Power Co.
 6.625%, 4/1/18                615     586                                       1,039   6.000%, 11/1/13               335      363
Protective Life Secured                                                        -------  MidAmerican Energy Co.
 Trust                                      INFORMATION TECHNOLOGY--1.8%                 5.800%, 10/15/36              705      645
 4.000%, 4/1/11(5)           1,670   1,550  Cisco Systems, Inc.                         Nevada Power Co. Series O
Prudential Financial,                        5.900%, 2/15/39(5)            955     877   6.500%, 5/15/18               730      699
 Inc.                                       Fiserv, Inc.                                Pacific Gas & Electric
 8.875%, 6/15/38(6)            605     287   6.125%, 11/20/12              795     787   Co.
Regions Bank                                Intuit, Inc.                                 8.250%, 10/15/18              650      766
 2.750%, 12/10/10              750     767   5.750%, 3/15/17               385     335   6.250%, 3/1/39                250      248
Resona Bank Ltd. 144A                       Oracle Corp.                                South Carolina Electric &
 5.850%, 9/29/49 (2)(6)        985     502   5.750%, 4/15/18               585     611   Gas Co.
Royal Bank of Scotland                      Tyco Electronic Group SA                     6.500%, 11/1/18               310      340
 Group plc Series 1,                         6.000%, 10/1/12               330     281  Virginia Electric and
 9.118%, 3/10/49               370     181                                     -------   Power Co.
Santander Issuances S.A                                                          2,891   Series A
 Unipersonal 144A                                                              -------   5.400%, 1/15/16               645      653
 5.911%, 6/20/16 (2)         1,085     852  MATERIALS--0.2%                                                                --------
Simon Property Group LP                     Exopack Holding Corp.                                                             5,700
 5.600%, 9/1/11                645     575   11.250%, 2/1/14               200      92  -------------------------------------------
Sovereign Bank                              Freeport-McMoRan Copper &                   TOTAL CORPORATE BONDS
 2.750%, 1/17/12               605     617   Gold, Inc.                                 (IDENTIFIED COST $69,273)            61,033
State Street Corp.                           8.375%, 4/1/17                275     257  -------------------------------------------
 2.150%, 4/30/12             1,605   1,612                                     -------  TOTAL LONG TERM INVESTMENTS--95.4%
UBS Preferred Funding                                                              349  (IDENTIFIED COST $158,212)          151,626
 Trust V Series 1                                                              -------  -------------------------------------------
 6.243%, 5/29/49 (6)           715     195

                        See Notes to Financial Statements

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

 ($ reported in thousands)

                            SHARES    VALUE
                          --------- --------
SHORT-TERM INVESTMENTS--3.9%
MONEY MARKET MUTUAL FUNDS--3.9%
State Street Institutional
 Liquid Reserves Fund
 (seven-day effective
 yield 0.577%)            6,216,325 $  6,216
                                    --------
--------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,216)               6,216
--------------------------------------------
TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $164,428)           157,842(1)
Other Assets and
 Liabilities--0.7%                     1,137
                                    --------
NET ASSETS--100.0%                  $158,979
                                    ========

+ Security classifications are based on
  sectors.

ABBREVIATIONS:
FHLMC Freddie Mac or Federal Home Loan Mortgage Corporation

FNMA  Fannie Mae or Federal National Mortgage Association

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 13 Federal Income Tax Information in the Notes
    to Financial Statements.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of
    $3,829 or 2.4% of net assets.

(3) Illiquid security.

(4) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2009, these securities amounted to a value of $23 or 0.0% of net assets.

(5) All or a portion of the security is segregrated as collateral for when-issued securities.

(6) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(7) When-issued security.

(8) Illiquid and restricted security. At March 31, 2009, this security amounted to a value of $6 or 0.0% of net assets. For acquisition information, see Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                         VIRTUS CA TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                             PAR                                         PAR                                         PAR
                            VALUE    VALUE                              VALUE    VALUE                              VALUE    VALUE
                          --------- ------                            --------- ------                            --------- ------
MUNICIPAL TAX-EXEMPT BONDS(2) --96.5%       GENERAL OBLIGATION--(CONTINUED)             GENERAL REVENUE--(CONTINUED)
                                            Los Angeles Unified                         South Coast Air Quality
DEVELOPMENT REVENUE--5.5%                    School District, Series                     Management Corp.
Hercules Redevelopment                       A-1 (MBIA Insured)                          (AMBAC Insured)
 Agency Tax-Allocation                       4.500%, 1/1/28           $    500 $   440   6.000%, 8/1/11           $   1,000 $1,095
 (AMBAC Insured) 5.000%,                    Metropolitan Water                                                              ------
 8/1/29                   $     500 $  378   District Southern                                                               9,458
Ontario Redevelopment                        California, Series A                                                           ------
 Financing Authority,                        5.250%, 3/1/11                180     181  HIGHER EDUCATION REVENUE--3.2%
 Project No.1 (MBIA                         Placer Union High School                    California State Public
 Insured) 6.900%, 8/1/10         70     73   District (FSA Insured)                      Works Board, University
 Project No.1 (MBIA                          0.000%, 8/1/32              1,500     368   of California Series D
 Insured) 5.250%, 8/1/13        500    529  Rancho Santiago Community                    5.000%, 5/1/30               1,000    933
San Diego Redevelopment                      College District (FSA                      University of California,
 Agency, Center City                         Insured) 0.000%, 9/1/27     1,200     415   Series G (FGIC Insured)
 Series B (AMBAC Insured)                   San Rafael Elementary                        4.750%, 5/15/35                525    473
 5.350%, 9/1/24               1,000    921   School District,                            Series B
 Series A (AMBAC Insured)                    Election of 2002-B                          4.750%, 5/15/38                500    445
 4.750%, 9/1/30                 500    384   (FGIC Insured)                                                                 ------
Santa Clara Redevelopment                    0.000%, 8/1/26              1,000     378                                       1,851
 Agency Tax Allocation                      Santa Ana Unified School                                                        ------
 (MBIA Insured)                              District (FGIC Insured)                    MEDICAL REVENUE--7.2%
 5.000%, 6/1/22               1,000    891   5.700%, 8/1/22                400     410  California Health
                                    ------  Santa Clara Unified                          Facilities Financing
                                     3,176   School District (FGIC                       Authority, Cedars-Sinai
                                    ------   Insured) 5.500%, 7/1/20     1,000   1,030   Medical Center
EDUCATION REVENUE--4.8%                     Walnut Valley Unified                        5.000%, 11/15/34               500    407
California Educational                       School District, Series                    California Health
 Facilities Authority,                       A (MBIA Insured)                            Facilities Financing
 University of Southern                      0.000%, 8/1/19              3,095   1,598   Authority, Providence
 California Series A                                                           -------   Health & Services
 5.250%, 10/1/38              1,000  1,002                                      10,661   Series C
North City West School                                                         -------   6.500%, 10/1/38                300    312
 Facilities Financing                       GENERAL REVENUE--16.3%                      California Health
 Authority, Series B                        Anaheim Public Financing                     Facilities Financing
 (AMBAC Insured)                             Authority, Series C                         Authority, Stanford
 5.250%, 9/1/19               1,000    936   (FSA Insured)                               Hospital and Clinics
Sweetwater Unified High                      6.000%, 9/1/16              1,600   1,734   Series A
 School District, Public                    California State Public                      5.000%, 11/15/14               250    255
 Financing Authority,                        Works Board, Department                    California Health
 Series A (FSA Insured)                      of Health Services,                         Facilities Financing
 5.000%, 9/1/29               1,000    822   Richmond Lab Series B                       Authority, Sutter Health
                                    ------   (XLCA Insured)                              Series A 5.000%,
                                     2,760   5.000%, 11/1/17               460     464   11/15/42                       870    710
                                    ------  California State Public                     California State Public
GENERAL OBLIGATION--18.4%                    Works Board, Highway                        Works Board, Department
Antelope Valley Union                        Patrol Series C                             of Mental Health
 High School District,                       5.250%, 11/1/20               500     494   Series A
 Series A (MBIA Insured)                    Golden State Tobacco                         5.500%, 6/1/16               1,000  1,045
 5.000%, 2/1/27               1,000    983   Securitization Corp.,                      California Statewide
Brea & Olinda Unified                        Series A-1                                  Communities Development
 School District, Series                     5.125%, 6/1/47              1,500     771   Authority, Kaiser
 A (FGIC Insured)                            Series A-1                                  Permanente, Series B
 6.000%, 8/1/15                 150    175   5.750%, 6/1/47              1,000     570   5.000%, 3/1/41                 500    401
Butte-Glenn Community                       Los Angeles County Public                   California Statewide
 College District, Series                    Works Financing                             Communities Development
 A (MBIA Insured)                            Authority, Series A                         Authority, St. Joseph
 5.500%, 8/1/19               1,000  1,053   (FSA Insured)                               Health System
California State                             5.500%, 10/1/18               420     474   (FGIC Insured)
 5.250%, 6/1/16                  65     65  Pomona, Certificates of                      5.750%, 7/1/47                 500    466
 5.500%, 3/1/26                 500    493   Participation (AMBAC                       San Joaquin General
 5.000%, 9/1/30                 600    536   Insured) 5.500%, 6/1/28     1,365   1,357   Hospital Project,
 5.000%, 11/1/32                700    614  San Diego County,                            Certificates of
 5.000%, 12/1/37                250    215   Certificates of                             Participation (MBIA
California State Veterans                    Participation (AMBAC                        Insured)
 Bonds, Series BG                            Insured) 5.250%, 11/1/15      960   1,021   5.250%, 9/1/12                 100    102
 5.150%, 12/1/14                895    907  San Jose Financing                          Santa Clara County
 Series CC                                   Authority, Series F                         Financing Authority,
 4.500%, 12/1/37                330    276   (MBIA Insured)                              Series A
Gilroy Unified School                        5.000%, 9/1/15              1,000   1,051   (AMBAC Insured)
 District (FGIC Insured)                    South Bay Regional Public                    7.750%, 11/15/11               400    454
 5.000%, 8/1/27                 500    482   Communications Authority                                                       ------
Grossmont-Cuyamaca                           (ACA Insured)                                                                   4,152
 Community College                           4.750%, 1/1/31                635     427                                      ------
 District Election of                                                                   MUNICIPAL UTILITY DISTRICT REVENUE--2.1%
 2002 Series A (MBIA                                                                    East Bay Municipal
 Insured)                                                                                Utility District (MBIA
 5.000%, 8/1/19                  40     42                                               Insured)
                                                                                         5.000%, 6/1/35                 500    486
                                                                                        Sacramento Municipal
                                                                                         Utilities District,
                                                                                         Financing Authority
                                                                                         (MBIA Insured)
                                                                                         4.750%, 7/1/26                 500    398


                        See Notes to Financial Statements

                         VIRTUS CA TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                             PAR                                         PAR                                         PAR
                            VALUE    VALUE                              VALUE    VALUE                              VALUE    VALUE
                          --------- ------                            --------- ------                            --------- ------
MUNICIPAL UTILITY DISTRICT                  PRE-REFUNDED--(CONTINUED)                   WATER & SEWER REVENUE--(CONTINUED)
REVENUE--(CONTINUED)                        Los Angeles Harbor                          Delta Diablo Sanitation
Sacramento Municipal                         Department                                  District, Certificates
 Utility District,                           7.600%, 10/1/18(3)       $    840 $ 1,043   of Participation
 Series O                                   M-S-R Public Power Agency                    (MBIA Insured)
 (MBIA Insured)                              San Juan Project,                           0.000%, 12/1/16          $ 1,070 $   688
 5.250%, 8/15/15          $     310 $  324   Series D (MBIA Insured)                    El Dorado Irrigation
                                    ------   6.750%, 7/1/20 (3)          1,740   2,109   District, Certificates
                                     1,208  Northern California Power                    of Participation,
                                    ------   Agency, Hydroelectric                       Series A (FGIC Insured)
NATURAL GAS REVENUE--0.9%                    Project No.1 Series A                       5.250%, 3/1/16               365     381
Roseville Natural Gas                        Pre-refunded 7/1/21                        Modesto Wastewater,
 Financing Authority                         @ 100 (AMBAC Insured)                       Series A (FSA Insured)
 5.000%, 2/15/24                750    509   7.500%, 7/1/23                195     260   5.000%, 11/1/19              245     260
                                    ------  Riverside County                            Mountain View Shoreline
POWER REVENUE--2.2%                          Redevelopment                               Regional Park Community,
Northern California Power                    Agency, Pre-refunded                        Series A (MBIA Insured)
 Agency, Hydroelectric                       10/01/11 @ 102 (AMBAC                       5.500%, 8/1/21             1,000   1,000
 Project Series A                            Insured)                                   Redlands Financing
 (MBIA Insured)                              5.250%, 10/1/17               250     282   Authority, Series A (FSA
 5.000%, 7/1/15               1,000  1,009  Riverside County Single                      Insured) 5.000%, 9/1/17    1,000   1,027
Northern California Power                    Family Series B (GNMA                      Sweetwater Water
 Agency, Hydroelectric                       Collateralized)                             Authority (AMBAC
 Project No.1 Series A                       8.625%, 5/1/16(3)           1,000   1,346   Insured)
 (MBIA Insured)                              Series A (GNMA                              5.250%, 4/1/10                85      86
 5.200%, 7/1/32                 330    293   Collateralized)                            Westlands Water District,
                                    ------   7.800%, 5/1/21(3)           4,000   5,339   Certificates of
                                     1,302  Stockton Housing                             Participation
                                    ------   Facility, O'Connor                          (MBIA Insured)
PRE-REFUNDED--26.6%                          Woods Project                               5.250%, 9/1/14               500     538
Contra Costa County Home                     Series A Pre-refunded                                                        -------
 Mortgage (GNMA                              9/20/17 @ 100                                                                  4,604
 Collateralized)                             (GNMA Collateralized)                      -----------------------------------------
 7.500%, 5/1/14 (3)             500    628   5.600%, 3/20/28               200     204  TOTAL MUNICIPAL TAX-EXEMPT BONDS
Cypress Single Family                                                          -------  (IDENTIFIED COST $57,725)          55,916
 Residential Mortgage,                                                          15,390  -----------------------------------------
 Series B (Private                                                             -------  TOTAL LONG TERM INVESTMENTS--96.5%
 Mortgage Insurance)                        TRANSPORTATION REVENUE--1.4%                (IDENTIFIED COST $57,725)          55,916
 7.250%, 1/1/12 (3)             200    233  Alameda Corridor                            -----------------------------------------
Duarte Redevelopment                         Transportation Authority,
 Agency Single Family                        Series A (MBIA Insured)                    SHORT-TERM INVESTMENTS--1.7%
 Mortgage, Series A                          5.125%, 10/1/16               150     153
 (FNMA Collateralized)                       Series A (MBIA Insured)                                                SHARES
 6.875%, 11/1/11 (3)            300    345   5.125%, 10/1/17               125     127                            ---------
Grossmont-Cuyamaca                          Los Angeles Harbor                          MONEY MARKET MUTUAL FUNDS--1.7%
 Community College                           Department Revenue (MBIA                   State Street
 District Election of                        Insured)                                    Institutional Tax Free
 2002 Series A                               4.500%, 8/1/27                500     385   Money Market Fund
 Pre-refunded 8/1/13                        San Francisco Bay Area                       (seven-day effective
 @100 (MBIA Insured)                         Rapid Transit District                      yield 0.896%)            966,347     966
 5.000%, 8/1/19                 210    240   5.250%, 7/1/17                180     180  -----------------------------------------
Huntington Park                                                                -------  TOTAL SHORT-TERM INVESTMENTS
 Redevelopment Agency                                                              845  (IDENTIFIED COST $966)                966
 Single Family                                                                 -------  -----------------------------------------
 Residential Mortgage,                      WATER & SEWER REVENUE--7.9%                 TOTAL INVESTMENTS--98.2%
 Series A                                   California Statewide                        (IDENTIFIED COST $58,691)          56,882(1)
 (FHA/VA/PRIV MTGS                           Communities Development                    Other assets and
 Insured)                                    Authority, Anheuser-Bush                    liabilities, net--1.8%             1,059
 8.000%, 12/1/19 (3)          2,400  3,361   Project 4.800%, 9/1/46      1,000     624                                    -------
                                                                                        NET ASSETS--100.0%                $57,941
                                                                                                                          =======

ABBREVIATIONS:
ACA    American Capital Access Financial Guarantee Corp.
AMBAC  American Municipal Bond Assurance Corporation
FGIC   Financial Guaranty Insurance Company
FHA    Federal Housing Authority
FNMA   Fannie Mae or Federal National Mortgage Association
FSA    Financial Security Assurance, Inc.
GNMA   Ginnie Mae or Government National Mortgage Association
MBIA   Municipal Bond Insurance Association
XLCA   XL Capital Assurance

FOOTNOTE LEGEND
(1) Federal Income Tax Information: For tax information at March 31, 2009, see the Federal Income Tax Information Note 13 in the
    Notes to Financial Statements.

(2) At March 31, 2009, the concentration of the  Fund's investments by state or territory determined as a percentage of net assets is  as follows:  California 96.5%. At March  31, 2009, 74.6% of  the securities in  the portfolio  are backed by  insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 25.3%, GNMA 13.1%, and AMBAC 12.5%.

(3) Escrowed to maturity.

                        See Notes to Financial Statements

                             VIRTUS CORE BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                             PAR                                         PAR                                         PAR
                            VALUE   VALUE                               VALUE   VALUE                               VALUE   VALUE
                          -------- -------                            -------- -------                            -------- -------
U.S. GOVERNMENT SECURITIES--3.5%            RHODE ISLAND--2.0%                           6.000%, 2/1/38           $    211 $   221
U.S. Treasury Bond                          City of Woonsocket Pension                   5.000%, 3/1/38                255     264
 5.000%, 5/15/37          $      5 $     6   Funding Taxable (FSA Insured)               4.500%, 4/1/38                328     336
 3.500%, 2/15/39               110     109   5.660%, 7/15/13          $  1,000 $ 1,062   5.000%, 4/1/38                213     220
U.S. Treasury Note                                                             -------   6.000%, 5/1/38                309     323
 0.875%, 1/31/11             1,765   1,769  VIRGINIA--0.1%                               5.500%, 7/1/38                279     290
 3.875%, 5/15/18                30      33  Tobacco Settlement Financing                 6.000%, 8/1/38                222     232
------------------------------------------   Corp. Taxable 07- A1,                       5.000%, 1/1/39                776     801
TOTAL U.S. GOVERNMENT SECURITIES             6.706%, 6/1/46                 90      44   TBA 4.500%, 4/15/39(7)        745     761
(IDENTIFIED COST $ 1,906)            1,917                                     -------   TBA 6.000%, 4/15/39(7)      1,060   1,107
------------------------------------------  WASHINGTON--0.5%                            GNMA
MUNICIPAL BONDS--9.0%                       City of Seattle (FSA Insured)                8.500%, 11/15/22                1       1
ARIZONA--1.1%                                5.000%, 6/1/38                265     261   6.500%, 9/15/28               175     187
Salt River Project Agricultural                                                -------   7.500%, 9/15/29               148     160
 Improvement & Power                        ------------------------------------------   5.000%, 7/15/33             1,862   1,940
 District 08-A,                             TOTAL MUNICIPAL BONDS                        6.000%, 6/15/34               372     391
 5.000%, 1/1/38                625     616  (IDENTIFIED COST $4,849)             4,850                                     -------
                                   -------  ------------------------------------------                                      18,688
FLORIDA--1.5%                               FOREIGN GOVERNMENT SECURITIES--0.5%                                            -------
Miami-Dade County Educational               Russian Federation RegS                     NON-AGENCY--23.0%
 Facilities Authority Taxable                7.500%, 3/31/30 (3)(5)        299     281  American Tower Trust 144A
 Series C                                   ------------------------------------------   07-1A, AFX
 5.480%, 4/1/16                110     108  TOTAL FOREIGN GOVERNMENT SECURITIES          5.420%, 4/15/37 (2)           190     164
Orange County Tourist Development           (IDENTIFIED COST $302)                 281  Bear Stearns Adjustable Rate
 (MBIA Insured)                             ------------------------------------------   Mortgage Trust 05-12, 13A1
 5.000%, 10/1/17               640     675  MORTGAGE-BACKED SECURITIES--57.4%            5.445%, 2/25/36 (3)           151      83
                                   -------  AGENCY--34.4%                               Bear Stearns Commercial Mortgage
                                       783  FHLMC                                        Securities 06-PW12, A4
                                   -------   6.000%, 10/1/34               582     611   5.718%, 9/11/38 (3)           765     652
ILLINOIS--0.6%                              FNMA                                        Citigroup Mortgage Loan Trust,
State of Illinois                            6.000%, 10/1/14               288     303   Inc. 05-5, 2A3
 5.000%, 1/1/19                290     320   6.500%, 6/1/16                215     226   5.000%, 8/25/35                64      54
                                   -------   6.000%, 7/1/17                 93      98  Citigroup/Deutsche Bank
KANSAS--1.7%                                 5.500%, 9/1/17                246     258   Commercial Mortgage Trust
Department of Transportation,                5.000%, 4/1/20                339     353   05-CD1, AM
 Highway Revenue Series A                    4.500%, 5/1/20                653     673   5.226%, 7/15/44(3)            650     324
 (FSA Insured)                               5.000%, 8/1/21                234     244   06-CD2, A4
 5.500%, 3/1/19                785     933   6.000%, 5/1/29                222     234   5.363%, 1/15/46(3)            655     505
                                   -------   6.500%, 7/1/29                388     413   07-CD4, A4
MICHIGAN--0.4%                               6.500%, 5/1/30                  8       8   5.322%, 12/11/49              700     466
City of Flat Rock Finance Authority          7.500%, 3/1/31                141     152  Credit Suisse Mortgage Capital
 Taxable Series A                            7.000%, 7/1/31                 95     102   Certificates 06-C1, A4
 6.750%, 10/1/16                95     101   7.000%, 9/1/31                163     175   5.552%, 2/15/39 (3)           935     758
Tobacco Settlement Finance                   6.500%, 2/1/32                312     332  Crown Castle Towers LLC
 Authority Taxable 06-A,                     6.500%, 3/1/32                166     176   05-1A, AFX 144A
 7.309%, 6/1/34                180     105   5.500%, 4/1/33                215     224   4.643%, 6/15/35 (2)           450     430
                                   -------   5.500%, 6/1/33              1,322   1,378  GE Capital Commercial Mortgage
                                       206   5.500%, 7/1/33              1,328   1,384   Corp.
                                   -------   5.000%, 9/1/33                327     338   03-C1,C
NEW YORK--0.5%                               5.000%, 7/1/35                273     282   4.975%, 1/10/38(3)            310     254
City of New York Series A-1                  5.500%, 12/1/35               295     306   04-C3, A4
 (MBIA Insured)                              6.000%, 6/1/36                371     390   5.189%, 7/10/39(3)          1,000     827
 5.000%, 8/1/17                265    286    6.000%, 9/1/36                441     461  GMAC Commercial Mortgage
                                   -------   5.500%, 2/1/37                394     409   Securities, Inc.
PENNSYLVANIA--0.6%                           6.000%, 3/1/37                572     598   04-C2, A3
City of Pittsburgh Pension                   5.500%, 4/1/37                108     112   5.134%, 8/10/38               140     103
 Obligation Taxable Series C                 5.500%, 4/1/37                216     225   03-C2, A2
 (FGIC Insured)                              5.500%, 6/1/37                600     623   5.486%, 5/10/40(3)            270     261
 6.500%, 3/1/17                340    339    6.000%, 2/1/38                291     304  Greenwich Capital Commercial
                                   -------   6.000%, 2/1/38                 59      62   Funding Corp. 04-GG1, A7
                                                                                         5.317%, 6/10/36 (3)         1,000     855

                        See Notes to Financial Statements

                              VIRTUS CORE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

 ($ reported in thousands)

                             PAR                                         PAR                                         PAR
                            VALUE   VALUE                               VALUE   VALUE                               VALUE   VALUE
                          -------- -------                            -------- -------                            -------- -------
GS Mortgage Securities Corp. II             Wells Fargo Mortgage Backed                 CONSUMER DISCRETIONARY--(CONTINUED)
 07-GG10, A4                                 Securities Trust                           Starwood Hotels & Resort
 5.799%, 8/10/45 (3)      $    475 $   324   04-BB, A1                                   Worldwide, Inc.
JPMorgan Chase Commercial                    4.558%, 1/25/35 (3)      $    209 $   127   6.250%, 2/15/13          $    110 $    85
 Mortgage Securities Corp.                   05-AR4, 2A2                                Time Warner Cable, Inc.
 07-LD12, A4                                 4.537%, 4/25/35 (3)           181     135   6.750%, 7/1/18                130     122
 5.882%, 2/15/51 (3)           315     223   05-AR4, 2A1                                Time Warner, Inc.
Lehman Brothers - UBS                        4.537%, 4/25/35 (3)           217     158   5.875%, 11/15/16              130     123
 Commercial Mortgage Trust                                                     -------  Viacom, Inc.
 04-C7, A6                                                                      12,469   6.250%, 4/30/16                70      61
 4.786%, 10/15/29(3)         1,000     783  ------------------------------------------  Yum! Brands, Inc.
 06-C6, A4                                  TOTAL MORTGAGE-BACKED SECURITIES             6.250%, 4/15/16               140     132
 5.372%, 9/15/39               710     511  (IDENTIFIED COST $33,984)           31,157                                     -------
 07-C2, A2                                  ------------------------------------------                                       1,476
 5.303%, 2/15/40               225     186  ASSET-BACKED SECURITIES--4.3%                                                  -------
 07-C6, A2                                  AmeriCredit Automobile Receivables          CONSUMER STAPLES--0.1%
 5.845%, 7/15/40               360     304   Trust                                      Reynolds American, Inc.
 07-C7, A3                                   05-AX, A4                                   6.750%, 6/15/17                95      81
 5.866%, 9/15/45(3)            310     217   3.930%, 10/6/11               885     845                                     -------
Lehman Brothers Commercial                   06-BG, A3                                  ENERGY--2.9%
 Conduit Mortgage Trust                      5.210%, 10/6/11                46      46  Buckeye Partners LP
 07-C3, A4                                  Capital Auto Receivables Asset               5.125%, 7/1/17                200     164
 5.933%, 7/15/44 (3)           170     122   Trust Series 06-2, A3A                     EnCana Corp.
Merrill Lynch Mortgage Trust                 4.980%, 5/15/11                74      74   5.900%, 12/1/17                80      76
 06-C1, AM                                   Capital One Auto Finance                   Energy Transfer Partners LP
 5.657%, 5/12/39(3)            320     157   Trust 07-B, A3A                             5.950%, 2/1/15                135     122
 04-KEY2, A4                                 5.030%, 4/15/12               345     339  Enterprise Products Partners L.P.
 4.864%, 8/12/39(3)          1,000     795  Carmax Auto Owner Trust 07-2, A3             6.300%, 9/15/17               100      92
Merrill Lynch/Countrywide                    5.230%, 12/15/11              333     337  Gazprom OAO (Gaz Capital SA) 144A
 Commercial Mortgage Trust                  Ford Credit Auto Owner Trust                 6.212%, 11/22/16 (2)          130      94
 06-3, A4                                    07-A, A3B                                  Halliburton Co.
 5.414%, 7/12/46 (3)           445     293   0.586%, 8/15/11 (3)           295     283   6.150%, 9/15/19                95      97
Morgan Stanley Capital I                    Renaissance Home Equity Loan                Kinder Morgan Energy Partners LP
 06-T23, A4                                  Trust 06-2, AF4                             6.000%, 2/1/17                135     127
 5.811%, 8/12/41(3)            360     321   6.115%, 8/25/36 (3)           730     323  Marathon Oil Corp.
 06-IQ12, A4                                Saxon Asset Securities Trust                 7.500%, 2/15/19                55      55
 5.332%, 12/15/43              420     308   05-3, A2C                                  NGPL PipeCo. LLC 144A
 07-IQ14, A2                                 0.802%, 11/25/35 (3)           88      81   6.514%, 12/15/12 (2)          100      96
 5.610%, 4/15/49               350     287  ------------------------------------------  Noble Energy, Inc.
 07-IQ14, A4                                TOTAL ASSET-BACKED SECURITIES                8.250%, 3/1/19                 85      87
 5.692%, 4/15/49(3)            315     205  (IDENTIFIED COST $2,796)             2,328  Petro-Canada
Morgan Stanley Mortgage Loan                ------------------------------------------   6.050%, 5/15/18                45      39
 Trust 05-5AR, 4A1                          CORPORATE BONDS+--23.2%                     Petropower I Funding Trust 144A
 5.524%, 9/25/35 (3)           265     133  CONSUMER DISCRETIONARY--2.7%                 7.360%, 2/15/14 (2)            96      85
Paine Webber Mortgage                       Best Buy Co., Inc.                          Ras Laffan Liquefied Natural Gas
 Acceptance Corp. 99-C1, D                   6.750%, 7/15/13                85      81   Co., Ltd. II RegS
 7.150%, 6/15/32 (3)           190     190  Black & Decker Corp. (The)                   5.298%, 9/30/20 (5)           250     206
SBA Commercial Mortgage                      5.750%, 11/15/16              115     104  Smith International, Inc.
 Backed Securities Trust                    Comcast Corp.                                9.750%, 3/15/19                95      99
 06-1A, B 144A                               5.300%, 1/15/14               105     102  Williams Cos., Inc. (The)
 5.451%, 11/15/36 (2)          140     125   5.875%, 2/15/18                65      62   7.125%, 9/1/11                125     124
Wachovia Bank Commercial                    COX Communications, Inc. 144A                                                  -------
 Mortgage Trust                              6.250%, 6/1/18 (2)            140     124                                       1,563
 07-C30, A5                                 Daimler Finance North America LLC                                              -------
 5.342%, 12/15/43              435     271   6.500%, 11/15/13               95      86  FINANCIALS--11.2%
 07-C33, A4                                 Hasbro, Inc.                                Allied Capital Corp.
 5.903%, 2/15/49(3)            315     193   6.300%, 9/15/17               135     124   6.000%, 4/1/12                100      19
Wachovia Mortgage Loan Trust                Mohawk Industries, Inc.                     American Express Credit Corp.
 LLC 06-A, B1                                6.625%, 1/15/16               160     118   Series C
 5.414%, 5/20/36 (3)(4)        258      40  Staples, Inc.                                5.875%, 5/2/13                140     123
Washington Mutual Mortgage                   9.750%, 1/15/14                25      26  Assurant, Inc.
 Pass-Through Certificates,                 Starbucks Corp.                              5.625%, 2/15/14                70      59
 Inc. 05-AR3, A2                             6.250%, 8/15/17               135     126  Bank of America Corp.
 4.638%, 3/25/35 (3)           511     325                                               5.490%, 3/15/19(6)            300     177

                       See Notes to Financial Statements

                              VIRTUS CORE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                             PAR                                         PAR                                         PAR
                            VALUE   VALUE                               VALUE   VALUE                               VALUE   VALUE
                          -------- -------                            -------- -------                            -------- -------
FINANCIALS--(CONTINUED)                     FINANCIALS--(CONTINUED)                     INFORMATION TECHNOLOGY--0.7%
Bank of New York/Mellon                     Realty Income Corp.                         Broadridge Financial
 Corp. (The)                                 6.750%, 8/15/19          $    110 $    76   Solutions, Inc.
 4.950%, 11/1/12          $    115 $   117  Simon Property Group LP                      6.125%, 6/1/17           $    110 $    92
Barclays Bank plc 144A                       5.100%, 6/15/15                70      54  Fiserv, Inc.
 6.050%, 12/4/17 (2)           125      98   10.350%, 4/1/19                55      54   6.125%, 11/20/12              125     124
Bear Stearns Cos., Inc.                     SLM Corp.                                   Intuit, Inc.
 (The)                                       1.371%, 2/1/10(3)(6)          500     430   5.750%, 3/15/17                45      39
 7.250%, 2/1/18(6)             205     212  SunTrust Banks, Inc.                        Xerox Corp.
Capital One Financial                        5.250%, 11/5/12               135     131   6.750%, 2/1/17                170     130
 Corp.                                      Tanger Factory Outlet                                                          -------
 5.250%, 2/21/17                70      52   Centers                                                                           385
CIT Group, Inc.                              6.150%, 11/15/15              190     143                                     -------
 5.125%, 9/30/14               200     121  TNK-BP Finance SA RegS                      MATERIALS--1.0%
Citigroup, Inc.                              6.125%, 3/20/12 (5)           105      87  Agrium, Inc.
 5.500%, 8/27/12                90      80  UDR, Inc.                                    6.750%, 1/15/19               130     121
 5.625%, 8/27/12(6)            280     204   5.250%, 1/15/15               150     105  ArcelorMittal
 5.500%, 2/15/17                95      60  UFJ Finance AEC                              6.125%, 6/1/18                105      76
CME Group, Inc.                              6.750%, 7/15/13               100     103  Commercial Metals Co.
 5.400%, 8/1/13                 65      66  Wachovia Corp.                               6.500%, 7/15/17               100      74
Countrywide Financial                        4.875%, 2/15/14               200     168  CRH America, Inc.
 Corp.                                       5.750%, 2/1/18                125     111   6.000%, 9/30/16               135      95
 6.250%, 5/15/16                65      54  Westfield Capital Corp.                     Rio Tinto Finance USA
Credit Suisse First                          Ltd./                                       Ltd.
 Boston                                      Westfield Finance                           6.500%, 7/15/18                95      83
 6.000%, 2/15/18                65      57   Authority 144A                             Vulcan Materials Co.
Credit Suisse USA, Inc.                      5.125%, 11/15/14 (2)          150     116   5.600%, 11/30/12               80      77
 5.850%, 8/16/16               135     129  Xstrata Finance Canada                                                         -------
Deutsche Bank AG                             Ltd. 144A                                                                         526
 4.875%, 5/20/13                30      29   5.800%, 11/15/16 (2)           70      45                                     -------
Export-Import Bank of                       Zions Bancorp.                              TELECOMMUNICATION SERVICES--1.7%
 Korea                                       5.500%, 11/16/15              200     130  AT&T, Inc.
 5.500%, 10/17/12              135     129                                     -------   5.875%, 2/1/12                130     136
General Electric Capital                                                         6,052   5.625%, 6/15/16               130     130
 Corp.                                                                         -------  Deutsche Telekom
 6.750%, 3/15/32(6)            500     405  HEALTH CARE--0.5%                            International Finance BV
Goldman Sachs Group, Inc.                   Pfizer, Inc.                                 5.750%, 3/23/16               100      98
 (The)                                       5.350%, 3/15/15               105     111  Embarq Corp.
 5.125%, 1/15/15               160     144  Quest Diagnostics, Inc.                      6.738%, 6/1/13                 65      61
 6.150%, 4/1/18                140     128   6.400%, 7/1/17                 65      62  Nextel Communications,
Health Care REIT, Inc.                      WellPoint, Inc.                              Inc. Series D
 5.875%, 5/15/15               225     174   5.250%, 1/15/16               125     114   7.375%, 8/1/15                 70      38
HSBC Finance Corp.                                                             -------  Qwest Corp.
 8.000%, 7/15/10(6)            300     283                                         287   7.875%, 9/1/11                 65      64
ICICI Bank Ltd. RegS                                                           -------  Sprint Nextel Corp.
 5.750%, 11/16/10 (5)          105      99  INDUSTRIALS--1.6%                            6.000%, 12/1/16                65      47
International Lease                         American Airlines, Inc.                     Telecom Italia Capital SA
 Finance Corp.                               99-1,                                       6.999%, 6/4/18                 95      86
 4.750%, 1/13/12               225     131   7.024%, 10/15/09 (6)          365     350  Verizon Communications,
iStar Financial, Inc.                       Cintas Corporation No. 2                     Inc.
 6.050%, 4/15/15               200      58   6.125%, 12/1/17               105      95   4.900%, 9/15/15               130     124
Janus Capital Group, Inc.                   Continental Airlines,                        5.500%, 4/1/17                 70      68
 6.500%, 6/15/12               125      79   Inc. 98-1A,                                Vodafone Group plc
JPMorgan Chase & Co.                         6.648%, 9/15/17               309     244   6.150%, 2/27/37                70      66
 5.125%, 9/15/14               155     137  Equifax, Inc.                                                                  -------
 5.250%, 5/1/15                 85      76   6.300%, 7/1/17                130     103                                         918
Merrill Lynch & Co., Inc.                   Masco Corp.                                                                    -------
 6.110%, 1/29/37               150      75   5.850%, 3/15/17                45      28
Morgan Stanley                              Owens Corning, Inc.
 5.375%, 10/15/15(6)           250     226   6.500%, 12/1/16                35      26
Nationwide Health                                                              -------
 Properties, Inc.                                                                  846
 6.250%, 2/1/13                130     120                                     -------
Northern Trust Corp.
 5.500%, 8/15/13                75      79
OJSC AK Transneft
 (TransCapitalInvest
 Ltd.) 144A
 5.670%, 3/5/14 (2)            170     137
PNC Bank NA
 4.875%, 9/21/17               155     132
ProLogis
 6.625%, 5/15/18                60      30

                        See Notes to Financial Statements

                              VIRTUS CORE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                             PAR
                            VALUE   VALUE                               SHARES   VALUE
                          -------- -------                            --------- -------
UTILITIES--0.8%                             SHORT-TERM INVESTMENTS--4.5%
Duke Energy Corp.                           MONEY MARKET MUTUAL FUNDS--4.5%
 6.300%, 2/1/14           $     15 $    15  State Street
Electricite de France                        Institutional Liquid
 144A                                        Reserves Fund (seven-day
 6.500%, 1/26/19 (2)            55      57   effective yield 0.577%)  2,449,473 $ 2,449
Great River Energy 144A                                                         -------
 5.829%, 7/1/17 (2)            122     126  -------------------------------------------
NiSource Finance Corp.                      TOTAL SHORT-TERM INVESTMENTS
 6.400%, 3/15/18               130     105  (IDENTIFIED COST $2,449)              2,449
Northeast Utilities                         -------------------------------------------
 5.650%, 6/1/13                140     133  TOTAL INVESTMENTS--102.4%
                                   -------  (IDENTIFIED COST $61,151)            55,552(1)
                                       436  Other Assets and Liabilities--(2.4)% (1,294)
------------------------------------------                                      -------
TOTAL CORPORATE BONDS                       NET ASSETS--100.0%                  $ 4,258
(IDENTIFIED COST $14,865)           12,570                                      =======
------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.9%          + Security classifications are based on
(IDENTIFIED COST $58,702)           53,103    sectors.
------------------------------------------

ABBREVIATIONS:
FGIC   Financial Guaranty Insurance Company
FHLMC  Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA   Fannie Mae or Federal National Mortgage Association
FSA    Financial Security Assurance, Inc.
GNMA   Ginnie Mae or Government National Mortgage Association
MBIA   Municipal Bond Insurance Association
REIT   Real Estate Investment Trust

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 13 Federal Income Tax Information in the Notes
    to Financial Statements.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of
    $1,697 or 3.1% of net assets.

(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4) Illiquid security.

(5) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(6) All or a portion of the security is segregrated as collateral for when-issued securities.

(7) When-issued security.

                        See Notes to Financial Statements

                             VIRTUS HIGH YIELD FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                             PAR                                         PAR                                         PAR
                            VALUE   VALUE                               VALUE   VALUE                               VALUE   VALUE
                          -------- -------                            -------- -------                            -------- -------
U.S. GOVERNMENT SECURITIES--0.4%            CONSUMER DISCRETIONARY--(CONTINUED)         FINANCIALS--(CONTINUED)
U.S. Treasury Note                           Series AW-0,                               Inmarsat Finance plc
 2.750%, 2/28/13          $    305 $   321   9.300%, 7/1/15(6)        $      2 $     1   7.625%, 6/30/12          $    480 $   469
------------------------------------------   Series BE-9,                               JPMorgan Chase & Co.
TOTAL U.S. GOVERNMENT                        9.300%, 7/1/15(6)              12      10   Series 1,
 SECURITIES                                 Viacom, Inc.                                 7.900%, 12/31/49 (3)          900     578
 (IDENTIFIED COST $ 320)               321   6.125%, 10/5/17             2,075   1,766  Royal Bank of Scotland
------------------------------------------  Videotron/Quebec                             Group plc Series 1,
CORPORATE BONDS+--83.7%                      Media, Inc. 144A                            9.118%, 3/31/10               185      91
CONSUMER                                     9.125%, 4/15/18 (2)         1,490   1,522  Wells Fargo & Co.
 DISCRETIONARY--28.5%                       WMG Acquisition Corp.                        Series K,
Affinion Group, Inc.                         7.375%, 4/15/14             1,010     699   7.980%, 3/15/18 (3)           945     444
 10.125%, 10/15/13             645     493  WMG Holdings Corp.                                                             -------
 11.500%, 10/15/15           1,555     972   0.000%, 12/15/14(3)         1,050     383                                       7,213
American Real Estate                                                           -------                                     -------
 Partners LP                                                                    22,696  HEALTH CARE--3.7%
 8.125%, 6/1/12              1,515   1,295                                     -------  Community Health Systems,
 7.125%, 2/15/13               480     384  CONSUMER STAPLES--3.5%                       Inc.
Cinemark, Inc.                              Alliance One                                 8.875%, 7/15/15             1,205   1,145
 9.750%, 3/15/14 (3)           300     284   International, Inc.                        HCA, Inc.
CSC Holdings, Inc. 144A                      11.000%, 5/15/12              520     486   9.250%, 11/15/16            2,000   1,825
 8.625%, 2/15/19 (2)         2,050   1,983  Couche-Tard U.S. LP/                                                           -------
Dollar General PIK                           Couche-Tard Finance                                                             2,970
 Interest Capitalization                     Corp.                                                                         -------
 11.875%, 7/15/17              780     770   7.500%, 12/15/13              785     775  INDUSTRIALS--6.1%
Dollarama Group LP                          Del Monte Corp.                             BE Aerospace, Inc.
 8.875%, 8/15/12               760     654   8.625%, 12/15/12              895     904   8.500%, 7/1/18                585     489
Echostar DBS Corp.                          Stater Brothers Holdings,                   Biomet, Inc.
 6.625%, 10/1/14               410     368   Inc.                                        11.625%, 10/15/17           2,120   1,882
 7.125%, 2/1/16                780     702   8.125%, 6/15/12               170     169  DI Finance/DynCorp
Education Management LLC/                    7.750%, 4/15/15               140     135   International, Inc.
 Education Management                       SUPERVALU, Inc.                              Series B
 Finance Corp.                               7.875%, 8/1/09                345     347   9.500%, 2/15/13             2,000   1,885
 10.250%, 6/1/16               555     522                                     -------  Gibraltar Industries,
Expedia, Inc. 144A                                                               2,816   Inc
 8.500%, 7/1/16 (2)            780     667                                     -------   Series B,
Goodyear Tire & Rubber                      ENERGY--6.2%                                 8.000%, 12/1/15             1,090     594
 Co. (The)                                  Chesapeake Energy Corp.                                                        -------
 6.318%, 12/1/09 (3)         1,015     974   9.500%, 2/15/15               285     279                                       4,850
Jostens IH Corp.                             6.625%, 1/15/16             1,240   1,039                                     -------
 7.625%, 10/1/12               900     857  El Paso Corp.                               INFORMATION
Levi Strauss & Co.                           6.875%, 6/15/14               665     596   TECHNOLOGY--7.8%
 8.875%, 4/1/16                755     589   8.250%, 2/15/16               515     484  Amkor Technology, Inc.
Mediacom LLC/Mediacom                       Encore Acquisition Co.                       9.250%, 6/1/16                490     380
 Capital Corp.                               6.000%, 7/15/15             1,045     773  Dycom Industries, Inc.
 9.500%, 1/15/13               870     818  Pioneer Natural Resources                    8.125%, 10/15/15              985     783
Rent-A-Center Series B,                      Co.                                        Inmarsat Finance plc
 144A                                        6.650%, 3/15/17               100      76   10.375%, 11/15/12(3)          765     788
 7.500%, 5/1/10                565     555   6.875%, 5/1/18                930     688  Lender Processing
Sally Holdings LLC/Sally                    Plains Exploration &                         Services, Inc.
 Capital, Inc.                               Production Co.                              8.125%, 7/1/16              1,330   1,326
 10.500%, 11/15/16             720     634   7.000%, 3/15/17               715     572  SunGard Data Systems,
Service Corp.                                7.625%, 6/1/18                540     440   Inc.
 International                                                                 -------   9.125%, 8/15/13             1,255   1,098
 7.625%, 10/1/18             1,000     865                                       4,947   10.250%, 8/15/15              400     282
Speedway Motorsports,                                                          -------  Unisys Corp.
 Inc.                                       FINANCIALS--9.1%                             12.500%, 1/15/16              750     200
 6.750%, 6/1/13              1,110     930  Felcor Lodging LP                           Valor Telecommunications
Starwood Hotels & Resorts                    9.000%, 6/1/11                615     372   Enterprises Finance
 Worldwide, Inc.                            Ford Motor Credit Co. LLC                    Corp.
 7.875%, 5/1/12              1,160     993   7.875%, 6/15/10             2,000   1,653   7.750%, 2/15/15               480     467
Stewart Enterprises, Inc.                   Fresenius US Finance II,                    Xerox Corp.
 6.250%, 2/15/13               830     701   Inc. 144A                                   6.350%, 5/15/18             1,205     898
Susser Holdings LLC                          9.000%, 7/15/15(2)          1,580   1,651                                     -------
 10.625%, 12/15/13             765     746  GMAC LLC 144A                                                                    6,222
United Artists Theatre                       6.750%, 12/1/14 (2)         1,230     716                                     -------
 Circuit, Inc.                              Hertz Corp. (The)                           MATERIALS--2.8%
 Series 95-A,                                8.875%, 1/1/14                540     330  Exopack Holding Corp.
 9.300%, 7/1/15 (6)            316     269  Host Hotels & Resorts LP                     11.250%, 2/1/14             1,910     878
 Series BD-1,                                Series O,                                  Freeport-McMoRan Copper &
 9.300%, 7/1/15 (6)            340     290   6.375%, 3/15/15             1,220     909   Gold, Inc.
                                                                                         8.375%, 4/1/17              1,480   1,386
                                                                                                                           -------
                                                                                                                             2,264
                                                                                                                           -------

                       See Notes to Financial Statements

                             VIRTUS HIGH YIELD FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                             PAR
                            VALUE   VALUE                              SHARES   VALUE
                          -------- -------                            -------- -------
TELECOMMUNICATION SERVICES--14.3%           COMMON STOCKS+--0.0%                        COUNTRY WEIGHTINGS as of 3/31/09*
Cincinnati Bell, Inc.                       INDUSTRIALS--0.0%                           ------------------------------------------
 8.375%, 1/15/14          $    880 $   832  ACG Holdings, Inc. (4)(7)       76 $     0  United States                           94%
Citizens Communications                                                        -------  United Kingdom                           4
 Co.                                        ------------------------------------------  Canada                                   2
 7.125%, 3/15/19             1,170     924  TOTAL COMMON STOCKS                         ------------------------------------------
Hughes Network Systems                      (IDENTIFIED COST $358)                   0
 LLC/                                       ------------------------------------------  * FOREIGN SECURITY COUNTRY DETERMINATION:
 Hughes Network Systems                     TOTAL LONG TERM INVESTMENTS--86.1%            A combination of the following criteria
 Finance Corp.                              (IDENTIFIED COST $79,982)           68,603    is used to assign the countries of risk
 9.500%, 4/15/14             1,770   1,593  ------------------------------------------    listed in the table shown above. Country
Intelsat Corp. 144A                                                                       of incorporation, actual building
 9.250%, 8/15/14 (2)         2,145   2,027  SHORT-TERM INVESTMENTS--11.5%                 address, primary exchange on which
Poland Telecom Finance BV                                                                 security is traded and country in which
 Series B,                                  MONEY MARKET MUTUAL FUNDS--11.5%              the greatest percentage of company
 14.000%, 12/1/09(4)(5)(7)   4,942      62  State Street                                  revenue is generated.
Qwest Corp.                                  Institutional Liquid                       ------------------------------------------
 8.875%, 3/15/12               615     610   Reserves Fund
 6.500%, 6/1/17                735     610   (seven-day effective
Sprint Capital Corp.                         yield 0.577%)           9,199,274   9,199
 7.625%, 1/30/11             1,535   1,428                                     -------
Stratos Global Corp.                        ------------------------------------------
 9.875%, 2/15/13               615     575  TOTAL SHORT-TERM INVESTMENTS
Virgin Media Finance plc                    (IDENTIFIED COST $9,199)             9,199
 8.750%, 4/15/14             2,045   1,943  ------------------------------------------
Windstream Corp.                            TOTAL INVESTMENTS--97.6%
 7.000%, 3/15/19               865     765  (IDENTIFIED COST $89,181)           77,802(1)
                                   -------  Other Assets and
                                    11,369   Liabilities--2.4%                   1,944
                                   -------                                     -------
UTILITIES--1.7%                             NET ASSETS--100.0%                 $79,746
NRG Energy, Inc.                                                               =======
 7.375%, 1/15/17             1,445   1,347
                                   -------  + Security classifications are based on
------------------------------------------    sectors.
TOTAL CORPORATE BONDS
(IDENTIFIED COST $77,889)           66,694
------------------------------------------
LOAN AGREEMENTS+(3)--2.0%
CONSUMER DISCRETIONARY--2.0%
Education Management LLC
 Tranche C,
 3.250%, 6/1/13              1,260   1,086
Kar Holdings
 Tranche B
 3.477%, 4/20/13               700     502
------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $1,415)             1,588
------------------------------------------

ABBREVIATIONS:
PIK    Payment-in-Kind Security

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 13 Federal Income Tax Information in the Notes
    to Financial Statements.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of
    $8,566 or 10.7% of net assets.

(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4) Non-income producing.

(5) Security in default.

(6) Illiquid security. Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(7) Illiquid and restricted security. At March 31, 2009, these securities amounted to a value of $62 or 0.1% of net assets. For acquisition information, see Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                            VIRTUS MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                            FACE                                        FACE                                        PAR
                            VALUE   VALUE                               VALUE   VALUE                              VALUE   VALUE
                          -------- -------                            -------- -------                            ------- -------
U.S. TREASURY BILLS--2.0%                   COMMERCIAL PAPER(4)--38.6%                  MEDIUM TERM NOTES--20.9%
U.S. Treasury Bill                          Abbott Laboratories
 0.150%, 6/4/09           $  1,500 $ 1,500   0.300%, 4/3/09           $  2,025 $ 2,025  Bear Stearns Cos., Inc.
------------------------------------------   0.260%, 5/28/09               790     790   (The)
TOTAL U.S. TREASURY BILLS                   Air Products & Chemicals,                    1.341%, 8/21/09 (3)      $ 1,500 $ 1,499
(IDENTIFIED COST $1,500)             1,500   Inc.                                       Danske Corp. 144A
------------------------------------------   0.180%, 4/2/09              1,235   1,235   1.648%, 4/9/09 (2)(3)      2,500   2,500
FEDERAL AGENCY SECURITIES--39.1%            Campbell Soup Co.                           General Electric Capital
FHLB                                         0.250%, 5/18/09             1,635   1,634   Corp.
 0.260%, 4/6/09 (4)          1,685   1,685  Cintas Corp. No. 2                           1.420%, 6/15/09 (3)        2,250   2,251
 0.260%, 4/17/09 (4)         1,500   1,500   0.300%, 4/1/09                560     560   1.356%, 8/31/09 (3)          900     899
 2.800%, 5/6/09              2,000   2,000   0.280%, 4/8/09              1,960   1,960   4.125%, 9/1/09             1,300   1,307
 0.150%, 5/11/09 (4)           835     835  Coca-Cola Co.                               ING USA Global Funding
 0.240%, 5/26/09 (4)           775     775   0.370%, 4/23/09             1,455   1,454   Trust
 2.560%, 8/4/09              1,500   1,509   0.250%, 5/6/09              1,000   1,000   1.751%, 9/18/09 (3)        2,000   2,000
FHLMC                                       ConocoPhillips                              Nordea Bank AB 144A
 0.190%, 4/20/09 (4)         2,195   2,195   0.250%, 4/1/09              1,000   1,000   1.509%, 9/24/09 (2)(3)     2,000   2,000
 0.180%, 4/22/09 (4)         1,000   1,000   0.250%, 4/30/09             1,600   1,600  Procter & Gamble
 0.200%, 4/22/09 (4)         1,150   1,150  Emerson Electric Co.                         International Funding
 0.250%, 5/21/09 (4)         2,000   1,999   0.300%, 5/12/09               600     600   144A
 0.260%, 6/15/09 (4)         1,500   1,499  General Dynamics Corp.                       5.300%, 7/6/09 (2)           900     905
 1.000%, 2/17/10             1,500   1,500   0.300%, 4/6/09              1,140   1,140  Royal Bank of Canada
 1.100%, 2/26/10             1,500   1,500   0.300%, 4/20/09             1,135   1,135   1.735%, 10/1/09 (3)        1,500   1,500
 1.250%, 3/9/10              1,500   1,500  Hewlett-Packard Co.                         Royal Bank of Canada 144A
FNMA                                         0.300%, 4/2/09              1,000   1,000   0.956%, 10/15/09(2)(3)     1,000   1,000
 3.850%, 4/14/09             1,500   1,500   0.280%, 4/15/09             1,000   1,000  -----------------------------------------
 0.090%, 4/21/09 (4)         1,500   1,500  Kimberly-Clark Worldwide,                   TOTAL MEDIUM TERM NOTES
 0.340%, 5/6/09 (4)          1,465   1,464   Inc.                                       (IDENTIFIED COST $15,861)          15,861
 0.490%, 5/15/09               955     955   0.300%, 5/1/09              1,000   1,000  -----------------------------------------
 0.360%, 6/1/09 (4)            700     700  NetJets, Inc.                               TOTAL INVESTMENTS--100.6%
 4.200%, 6/8/09                500     503   0.250%, 5/13/09             2,000   1,999  (IDENTIFIED COST $76,464)          76,464(1)
 0.220%, 6/10/09 (4)         1,355   1,354  Pfizer, Inc.                                Other assets and
SBA (Final Maturity                          0.180%, 4/29/09             2,215   2,215   liabilities, net--(0.6)%            (428)
 2/25/23)                                   Pitney Bowes, Inc.                                                            -------
 0.750%, 4/1/09 (3)(5)         157     157   0.120%, 4/6/09              1,510   1,510  NET ASSETS--100.0%                $76,036
SBA (Final Maturity                         Praxair, Inc.                                                                 =======
 1/25/21)                                    0.370%, 4/13/09             1,000   1,000
 0.750%, 4/1/09 (3)(5)          25      25  Procter & Gamble Co.
SBA (Final Maturity                          0.310%, 5/21/09             2,000   1,999
 10/25/22)                                  Toyota Motor Credit Corp.
 0.750%, 4/1/09 (3)(5)         309     309   0.500%, 4/27/09             1,500   1,499
SBA (Final Maturity                         ------------------------------------------
 11/25/21)                                  TOTAL COMMERCIAL PAPER
 0.875%, 4/1/09 (3)(5)         273     273  (IDENTIFIED COST $29,355)           29,355
SBA (Final Maturity                         ------------------------------------------
 2/25/23)
 0.750%, 4/1/09 (3)(5)         184     184
SBA (Final Maturity
 3/25/24)
 0.625%, 4/1/09 (3)(5)          71      71
SBA (Final Maturity
 5/25/21)
 0.750%, 4/1/09 (3)(5)         106     106
------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $29,748)           29,748
------------------------------------------

ABBREVIATIONS:
FHLB    Federal Home Loan Bank
FHLMC   Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA    Fannie Mae or Federal National Mortgage Association
SBA     Small Business Administration

FOOTNOTE LEGEND
(1) Federal Income Tax Information: At March 31, 2009, the aggregate cost of securities was the same for book and federal income tax purposes.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of
    $6,405 or 8.4% of net assets.

(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4) The rate shown is the discount rate.

(5) The maturity date shown is the reset date.

                        See Notes to Financial Statements

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                           PAR                                          PAR                                         PAR
                          VALUE      VALUE                             VALUE   VALUE                               VALUE   VALUE
                        ---------   -------                          -------- -------                            -------- -------
MUNICIPAL BONDS--3.0%                        MORTGAGE-BACKED                           NON-AGENCY--(CONTINUED)
ARIZONA--0.7%                                 SECURITIES--13.0%                        Morgan Stanley
Salt River Project                           AGENCY--5.5%                               Capital I
 Agricultural                                FNMA                                       05-HQ5, A3
 Improvement & Power                          5.500%, 5/1/38         $    125   $ 130   5.007%, 1/14/42           $ 200   $   172
 District 08-A,                               6.000%, 5/1/38              458     479   06-IQ12, A4
 5.000%, 1/1/38         $     730   $   720   6.000%, 5/1/38              441     461   5.332%, 12/15/43            700       516
                                    -------   5.500%, 7/1/38              303     315  Residential Accredit
MICHIGAN--0.1%                                5.500%, 7/1/38              270     280   Loans, Inc.
Tobacco Settlement                            TBA                                       02-QS12, B1
 Finance Authority                            4.500%, 4/15/39(11)       1,775   1,814   6.250%, 9/25/32             374       110
 Taxable 06-A,                                TBA                                      Timberstar Trust 06-1A,
 7.309%, 6/1/34               170       100   5.000%, 4/15/39(11)       1,775   1,831   C 144A
                                    -------                                   -------   5.884%, 10/15/36 (5)      1,000       700
MINNESOTA--1.7%                                                                 5,310  Wachovia Bank
State of Minnesota                                                            -------   Commercial Mortgage
 5.000%, 8/1/19             1,500     1,691  NON-AGENCY--7.5%                           Trust
                                    -------  American Tower Trust                       07-C30, A5
SOUTH DAKOTA--0.3%                            07-1A, C 144A                             5.342%, 12/15/43            410       257
Educational Enhancement                       5.615%, 4/15/37 (5)         750     619   07-C33, A4
 Funding Corp. Taxable                       Bear Stearns Commercial                    5.903%, 2/15/49 (8)         550       339
 02-A,                                        Mortgage Securities                                                         -------
 6.720%, 6/1/25               255       242   07-PW18, AM                                                                   7,320
                                    -------   6.084%, 6/11/50(8)          725     351  ------------------------------------------
VIRGINIA--0.2%                                06-PW12, A4                              TOTAL MORTGAGE-BACKED
Tobacco Settlement                            5.718%, 9/11/38(8)          320     274   SECURITIES (IDENTIFIED
 Financing Corp.                              06-PW14, A4                               COST $15,126)                      12,630
 Taxable 07- A1,                              5.201%, 12/11/38            350     287  ------------------------------------------
 6.706%, 6/1/46               355       175   05-PWR8, A2                              ASSET-BACKED
                                    -------   4.484%, 6/11/41             135     126   SECURITIES--2.3%
------------------------------------------   Credit Suisse Mortgage                    Bombardier Capital
TOTAL MUNICIPAL BONDS                         Capital Certificates                      Mortgage
(IDENTIFIED COST                              06-C1, A3                                 Securitization Corp.
 $3,091)                              2,928   5.552%, 2/15/39 (8)         300     246   99-A, A3
------------------------------------------   Crown Castle Towers LLC                    5.980%, 1/15/18 (8)         831       494
FOREIGN GOVERNMENT                            05-1A, B 144A                            Carmax Auto Owner Trust
 SECURITIES--5.6%                             4.878%, 6/15/35 (5)         500     470   07-2, B
Commonwealth of Australia                    First Horizon Asset                        5.370%, 3/15/13             350       250
 Series 121                                   Securities, Inc.                         Conseco Finance
 5.250%, 8/15/10              625AUD    449   05-AR1, 2A1                               Securitizations
Commonwealth of New                           4.999%, 4/25/35 (8)         515     349   Corp. 01-3, A4
 Zealand Series 709                          GE Capital Commercial                      6.910%, 5/1/33 (8)          787       543
 7.000%, 7/15/09              775NZD    447   Mortgage Corp. 03-C1,C                   Dunkin Securitization
Federative Republic of                        4.975%, 1/10/38 (8)         245     201   06-1, M1 144A
 Brazil                                      GMAC Commercial                            8.285%, 6/20/31 (5)         690       453
 12.500%, 1/5/22            1,125BRL    509   Mortgage Securities,                     FMAC Loan Receivables
Kingdom of Norway                             Inc. 04-C2, A3                            Trust 98-CA, A2 144A
 6.000%, 5/16/11            5,855NOK    940   5.134%, 8/10/38             450     332   6.660%, 9/15/20 (5)         136       102
Kingdom of Sweden                             03-C2, A2                                GreenTree Financial
 Series 1048                                  5.486%, 5/10/40(8)          230     223   Corp. 99-2, M2
 4.000%, 12/1/09            5,350SEK    667  GS Mortgage Securities                     (Interest Only)
Republic of Argentina                         Corp. II                                  7.210%, 12/1/30 (8)          31        --(9)
 Series GDP                                   07-GG10, A4                              IndyMac Manufactured
 2.280%, 12/15/35(8)        3,200       103   5.799%, 8/10/45 (8)         650     446   Housing Contract 98-1,
Republic of Colombia                         JPMorgan Chase                             A3 6.370%, 9/25/28          615       418
 12.000%, 10/22/15        600,000COP    266   Commercial Mortgage                      ------------------------------------------
Republic of Indonesia                         Securities Corp.                         TOTAL ASSET-BACKED
 Series FR-23                                 07-LD12, A4                               SECURITIES
 11.000%, 12/15/12      6,200,000IDR    535   5.882%, 2/15/51(8)          550     391  (IDENTIFIED COST
 RegS                                        Lehman Brothers - UBS                      $3,378)                             2,260
 6.625%, 2/17/37 (6)          765       518   Commercial Mortgage                      ------------------------------------------
Republic of Trinidad                          Trust                                    CORPORATE BONDS+--55.1%
 and Tobago RegS                              07-C2, H 144A                            CONSUMER
 9.875%, 10/1/09 (6)          135       139   5.985%, 2/15/40(5)(8)       850      62   DISCRETIONARY--6.2%
Republic of Ukraine                           05-C3, AM                                Best Buy Co., Inc.
 144A                                         4.794%, 7/15/40             350     189   6.750%, 7/15/13             385       367
 6.580%, 11/21/16 (5)         250       109   07-C7, A3                                Brunswick Corp.
Republic of Venezuela                         5.866%, 9/15/45(8)          400     280   11.750%, 8/15/13            600       396
 9.250%, 9/15/27              940       550  Merrill Lynch-                            Comcast Cable Holdings
Russian Federation RegS                       Countrywide Commercial                    LLC
 7.500%, 3/31/30 (6)(8)       147       138   Mortgage Trust                            7.875%, 8/1/13 (7)          500       507
-------------------------------------------   06-4, A3                                 COX Communications,
TOTAL FOREIGN GOVERNMENT SECURITIES           5.172%, 12/12/49 (8)        650     380   Inc.
(IDENTIFIED COST $6,372)              5,370                                             5.450%, 12/15/14            375       338
-------------------------------------------                                             144A
                                                                                        8.375%, 3/1/39 (5)          350       328
                                                                                       Donnelley (R.H.) Corp.
                                                                                        Series A-4
                                                                                        8.875%, 10/15/17              7        --(9)
                                                                                       Donnelley (R.H.), Inc.
                                                                                        144A
                                                                                        11.750%, 5/15/15 (5)        187        25
                                                                                       Echostar DBS Corp.
                                                                                        6.625%, 10/1/14             600       539

                       See Notes to Financial Statements

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                             PAR                                         PAR                                         PAR
                            VALUE   VALUE                               VALUE   VALUE                               VALUE     VALUE
                          -------- -------                             ------- -------                            --------   -------
CONSUMER DISCRETIONARY--                      ENERGY--(CONTINUED)                       FINANCIALS--(CONTINUED)
 (CONTINUED)                                  Canadian National                         Bank of America Corp.
Ford Motor Co.                                Resources Ltd.                             Series K
 7.450%, 7/16/31            $ 375   $ 121     5.900%, 2/1/18           $   300 $   269   8.000%, 12/29/49 (8)        $ 375    $  150
General Motors Corp.                         Chesapeake Energy Corp.                    Bear Stearns Cos., Inc.
 7.200%, 1/15/11              200      33     6.875%, 11/15/20             225     177   (The)
Hasbro, Inc.                                 Denbury Resources, Inc.                     7.250%, 2/1/18(7)             700       724
 6.300%, 9/15/17              275     252     7.500%, 12/15/15             510     446  BlackRock, Inc.
Idearc, Inc.                                 EnCana Corp.                                6.250%, 9/15/17               225       217
 8.000%, 11/15/16(3)          500      16     5.900%, 12/1/17              240     227  China Properties Group
Landry's Restaurant, Inc.                    Gaz Capital SA 144A                         Ltd. 144A
 144A                                         8.146%, 4/11/18 (5)          100      77   9.125%, 5/4/14 (5)            500       203
 14.000%, 8/15/11 (5)         280     248    Gazprom International SA                   Chubb Corp.
MGM MIRAGE                                    144A                                       6.375%, 3/29/67(8)            680       389
 8.500%, 9/15/10              150      62     7.201%, 2/1/20 (5)           751     659  Citigroup, Inc.
Mobile Mini, Inc.                            Gazprom OAO (Gaz                            5.625%, 8/27/12               400       292
 6.875%, 5/1/15               250     174     Capital SA)                                5.000%, 9/15/14               365       242
Pokagon Gaming Authority                      144A                                      Deutsche Bank AG
 144A                                         6.212%, 11/22/16(5)          935     683   4.875%, 5/20/13               100        98
 10.375%, 6/15/14 (5)         117      98     144A                                      Export-Import Bank of
Reed Elsevier Capital,                        6.510%, 3/7/22(5)            315     205   Korea
 Inc.                                        Helix Energy Solutions                      8.125%, 1/21/14               180       186
 8.625%, 1/15/19              150     154     Group, Inc. 144A                          First Tennessee Bank NA
River Rock Entertainment                      9.500%, 1/15/16 (5)          200     119   1.306%, 5/18/09(8)            220       218
 Authority (The)                             KazMunaiGaz Finance Sub                    Ford Motor Credit Co. LLC
 9.750%, 11/1/11              250     126     BV 144A                                    5.544%, 4/15/09(8)             55        54
Royal Caribbean Cruises                       9.125%, 7/2/18 (5)           400     296   7.875%, 6/15/10               385       318
 Ltd.                                        Kinder Morgan Finance Co.                   8.625%, 11/1/10               395       315
 6.875%, 12/1/13(7)         1,250     681     5.700%, 1/5/16               400     338   9.875%, 8/10/11               345       261
Scientific Games Corp.                       Marathon Oil Corp.                         Glencore Funding LLC 144A
 144A                                         7.500%, 2/15/19              135     136   6.000%, 4/15/14 (5)         1,000       449
 7.875%, 6/15/16 (5)           55      48    Noble Energy, Inc.                         GMAC LLC
Seminole Hard Rock                            8.250%, 3/1/19               450     461   144A 7.250%, 3/2/11(5)        633       469
 Entertainment, Inc./                        Petro-Canada                                144A 6.875%, 9/15/11(5)       253       180
 Seminole Hard Rock                           6.050%, 5/15/18              140     121   144A 6.000%, 12/15/11(5)      633       431
 International LLC 144A                      PetroHawk Energy Corp.                     Goldman Sachs Group, Inc.
 3.820%, 3/15/14 (5)(8)        75      39     144A                                       (The)
Staples, Inc.                                 10.500%, 8/1/14 (5)          475     475   5.950%, 1/18/18               300       273
 9.750%, 1/15/14              110     115    Petroleos de Venezuela                     HBOs plc 144A
Station Casinos, Inc.                         S.A.                                       6.750%, 5/21/18 (5)           115        89
 6.875%, 3/1/16               750      41     5.250%, 4/12/17              950     399  Health Care REIT, Inc.
Time Warner Cable, Inc.                      Petropower I Funding                        5.875%, 5/15/15(7)          1,000       772
 6.750%, 7/1/18               350     329     Trust 144A                                Hertz Corp. (The)
Time Warner, Inc.                             7.360%, 2/15/14 (5)          555     494   8.875%, 1/1/14                350       214
 6.875%, 5/1/12               370     377    Plains Exploration &                        10.500%, 1/1/16               100        44
Viacom, Inc.                                  Production Co.                            ICICI Bank Ltd. 144A
 6.250%, 4/30/16              375     330     7.750%, 6/15/15              400     346   6.375%, 4/30/22 (5)(8)        375       212
Videotron/Quebec Media,                      Smith International, Inc.                  International Lease
 Inc.                                         9.750%, 3/15/19              200     209   Finance Corp.
 6.375%, 12/15/15             180     164    Swift Energy Co.                            3.500%, 4/1/09                325       325
 144A                                         7.625%, 7/15/11              500     382  iStar Financial, Inc.
 9.125%, 4/15/18(5)            82      84    TengizChevroil Finance                      Series B
                                  -------     Co.                                        5.950%, 10/15/13            1,000       300
                                    5,992     S.A.R.L. 144A                             Janus Capital Group, Inc.
                                  -------     6.124%, 11/15/14 (5)         857     682   6.500%, 6/15/12               375       238
CONSUMER STAPLES--2.1%                       Tesoro Corp.                               JPMorgan Chase & Co.
Constellation Brands, Inc.                    6.500%, 6/1/17               480     365   Series 1,
 8.375%, 12/15/14             165     167    Weatherford International                   7.900%, 12/31/49 (8)          247       159
Reynolds American, Inc.                       Ltd.                                      Kazkommerts International
 7.300%, 7/15/15              500     459     9.625%, 3/1/19               318     329   BV RegS
 7.625%, 6/1/16               375     332                                      -------   8.000%, 11/3/15 (6)           250       113
Tyson Foods, Inc.                                                                8,592  Korea Development Bank
 7.850%, 4/1/16               400     347                                      -------   5.300%, 1/17/13               187       174
UST, Inc.                                    FINANCIALS--14.7%                          Merrill Lynch & Co., Inc.
 5.750%, 3/1/18               500     439    ABH Financial Ltd.                          6.110%, 1/29/37               500       249
Yankee Acquisition Corp.                      (Alfa Markets Ltd.) 144A                  Morgan Stanley 144A
 Series B                                     8.200%, 6/25/12 (5)          150     110   10.090%, 5/3/17 (5)         1,000BRL    281
 9.750%, 2/15/17              535     259    Alfa Invest Ltd. 144A                      Northern Trust Co. (The)
                                  -------     9.250%, 6/24/13 (5)          350     273   6.500%, 8/15/18               350       368
                                    2,003    Allstate Corp.                             OJSC AK Transneft
                                  -------     6.125%, 5/15/37(8)           680     384   (TransCapitalInvest
ENERGY--8.8%                                 American Express Credit                     Ltd.) 144A
Anadarko Petroleum Corp.                      Corp.                                      5.670%, 3/5/14 (5)            390       314
 8.700%, 3/15/19              500     501     Series C                                  Petroplus Finance Ltd.
Buckeye Partners LP                           7.300%, 8/20/13              450     418   144A
 6.050%, 1/15/18              225     196                                                6.750%, 5/1/14 (5)            375       279

                        See Notes to Financial Statements

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                             PAR                                         PAR                                         PAR
                            VALUE   VALUE                               VALUE   VALUE                               VALUE   VALUE
                          -------- -------                            -------- -------                            -------- -------
FINANCIALS--(CONTINUED)                     INDUSTRIALS--(CONTINUED)                    MATERIALS--(CONTINUED)
PNC Financial Services                      Malaysia International                      Nalco Co.
 Group, Inc. (The)                           Shipping Corp. Capital                      8.875%, 11/15/13         $    180 $   174
 8.250%, 5/29/49(8)       $    350 $   172   Ltd. 144A                                  Nova Chemicals Corp.
ProLogis                                     6.125%, 7/1/14 (5)       $    750 $   754   5.720%, 11/15/13(8)         1,125     849
 6.625%, 5/15/18               185      94  Masco Corp.                                 Plastipak Holdings, Inc.
Realty Income Corp.                          5.850%, 3/15/17               540     338   144A
 6.750%, 8/15/19               425     294  Moog, Inc. 144 A                             8.500%, 12/15/15 (5)          500     352
Resona Bank Ltd. 144A                        7.250%, 6/15/18 (5)           100      93  Rio Tinto Finance USA
 5.850%, 9/29/49 (5)(8)        750     383  Owens Corning, Inc.                          Ltd
Russian Agricultural Bank                    6.500%, 12/1/16               495     364   6.500%, 7/15/18               600     526
 OJSC (RSHB Capital SA)                     Terex Corp.                                 Steel Dynamics, Inc.
 144A                                        7.375%, 1/15/14               145     126   7.375%, 11/1/12               225     177
 6.299%, 5/15/17 (5)           380     265  United Airlines, Inc.                       Vedanta Resources plc
SLM Corp.                                    00-2A,                                      144A
 5.450%, 4/25/11               300     192   7.032%, 10/1/10               459     440   9.500%, 7/18/18 (5)           375     232
 8.450%, 6/15/18               500     270   01-A1,                                     Verso Paper Holdings LLC/
Sovereign Bank                               6.071%, 3/1/13                 26      25   Verso Paper, Inc.
 8.750%, 5/30/18               400     326  United Rentals North                         Series B
TNK-BP Finance SA 144A                       America, Inc.                               11.375%, 8/1/16               750     180
 7.500%, 3/13/13 (5)           325     270   6.500%, 2/15/12               440     354                                     -------
UOB Cayman Ltd. 144A                                                           -------                                       4,902
 5.796%, 12/29/49 (5)(8)       500     338                                       6,716                                     -------
Wachovia Bank NA                                                               -------  TELECOMMUNICATION SERVICES--3.5%
 5.000%, 8/15/15               250     213  INFORMATION TECHNOLOGY--2.3%                AT&T, Inc.
Woori Bank 144A                             Broadridge Financial                         5.800%, 2/15/19               475     466
 6.125%, 5/3/16 (5)(7)(8)    1,000     707   Solutions, Inc.                            Nextel Communications,
                                   -------   6.125%, 6/1/17                525     442   Inc. Series D
                                    14,309  Intuit, Inc.                                 7.375%, 8/1/15                650     348
                                   -------   5.750%, 3/15/17               265     231  OJSC Vimpel
HEALTH CARE--1.9%                           Jabil Circuit, Inc.                          Communications
Bausch & Lomb, Inc. 144A                     8.250%, 3/15/18               600     450   (UBS Luxembourg SA) 144A
 9.875%, 11/1/15 (5)           125     100  Seagate Technology HDD                       8.375%, 10/22/11 (5)          500     431
Fisher Scientific                            Holdings, Inc.                             Qwest Corp.
 International, Inc.                         6.375%, 10/1/11               280     206   6.500%, 6/1/17                215     179
 6.750%, 8/15/14(7)            600     605  Tyco Electronic Group SA                    Rogers Wireless
Pfizer, Inc.                                 6.000%, 10/1/12               125     106   Communications, Inc.
 5.350%, 3/15/15               250     264  Western Union Co. (The)                      6.375%, 3/1/14(7)             575     583
Psychiatric Solutions,                       5.930%, 10/1/16(7)            560     520  Telecom Italia Capital SA
 Inc                                        Xerox Corp.                                  6.999%, 6/4/18                350     318
 7.750%, 7/15/15               375     340   6.750%, 2/1/17                350     268  Vodafone Group plc
Quest Diagnostics, Inc.                                                        -------   6.150%, 2/27/37               375     354
 6.400%, 7/1/17                450     430                                       2,223  Windstream Corp.
Viant Holdings, Inc. 144A                                                      -------   8.625%, 8/1/16                500     494
 10.125%, 7/15/17 (5)          295     146  MATERIALS--5.1%                              7.000%, 3/15/19               250     221
                                   -------  Agrium, Inc.                                                                   -------
                                     1,885   6.750%, 1/15/19               320     299                                       3,394
                                   -------  ArcelorMittal                                                                  -------
INDUSTRIALS--6.9%                            6.125%, 6/1/18                280     202  UTILITIES--3.6%
American Airlines, Inc.                     Barrick Gold Corp.                          Abu Dhabi National Energy
 01-1,                                       6.950%, 4/1/19                120     120   Co. 144A
 6.977%, 5/23/21             1,517     774  Building Materials Corp.                     5.875%, 10/27/16 (5)          825     741
Continental Airlines,                        of America                                 AES Corp. (The)
 Inc. 98-1A,                                 7.750%, 8/1/14                390     270   7.750%, 10/15/15              100      88
 6.648%, 9/15/17               387     306  Catalyst Paper Corp.                        Allegheny Energy Supply
Delta Air Lines, Inc.                        7.375%, 3/1/14                750     270   Co. LLC 144A
 00-A1,                                     Corp Nacional del Cobre                      8.250%, 4/15/12 (5)           145     147
 7.379%, 5/18/10               362     340   de Chile - Codelco,                        AmeriGas Partners LP
DRS Technologies, Inc.                       Inc. 144A                                   7.250%, 5/20/15               500     473
 6.625%, 2/1/16                500     509   7.500%, 1/15/19 (5)           200     228  Duke Energy Corp.
Equifax, Inc.                               CRH America, Inc.                            6.300%, 2/1/14                 39      40
 6.300%, 7/1/17(7)           1,000     794   5.300%, 10/15/13              200     152  E.ON International
Esco Corp. 144A                              8.125%, 7/15/18               650     508   Finance BV 144A
 8.625%, 12/15/13 (5)          600     459  Freeport-McMoRan Copper &                    5.800%, 4/30/18 (5)           325     320
General Cable Corp.                          Gold, Inc.                                 Electricite de France
 7.125%, 4/1/17                500     412   6.875%, 2/1/14                320     314   144A
Ingersoll-Rand Global                       Ineos Group Holdings plc                     6.500%, 1/26/19 (5)           120     124
 Holdings Co. Ltd.                           144A                                       Empresa Nacional de
 9.500%, 4/15/14               190     190   8.500%, 2/15/16 (5)           500      31   Electricidad SA
L-3 Communications Corp.                    Jefferson Smurfit Corp.                      8.350%, 8/1/13                350     383
 7.625%, 6/15/12               200     201   8.250%, 10/1/12(3)            135      18  Israel Electric Corp.
 Series B                                                                                Ltd. 144A
 6.375%, 10/15/15              250     237                                               7.250%, 1/15/19 (5)           200     201
                                                                                        Majapahit Holding BV 144A
                                                                                         7.250%, 6/28/17 (5)           725     511

                        See Notes to Financial Statements

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                             PAR                                         PAR                                         PAR
                            VALUE   VALUE                               VALUE   VALUE                               VALUE   VALUE
                          -------- -------                            -------- -------                            -------- -------
UTILITIES--(CONTINUED)                      CONSUMER DISCRETIONARY--                    HEALTH CARE--(CONTINUED)
Midwest Generation LLC                       (CONTINUED)                                HealthSouth Corp. Tranche
 Series B                                   MCC Georgia LLC                              3.593%, 3/10/13          $    510 $   452
 8.560%, 1/2/16           $    121 $   112   Tranche E,                                 LifePoint Hospitals, Inc.
Northeast Utilities                          7.000%, 1/3/16           $     79 $    74   Tranche B,
 5.650%, 6/1/13                270     256  Neiman-Marcus Group, Inc.                    4.435%, 4/15/12               234     217
Texas Competitive                            (The) Tranche                              Psychiatric Solutions,
 Electric Holdings Co.                       4.565%, 4/6/13              1,213     704   Inc. Tranche
 LLC Series A                               Nielsen Finance LLC                          5.454%, 7/1/12                174     157
 10.250%, 11/1/15              200     101   Tranche B,                                                                    -------
                                   -------   1.350%, 8/9/13                623     489                                       2,478
                                     3,497  PTI Group, Inc. Tranche                                                        -------
------------------------------------------   9.250%, 2/28/13               160     120  INDUSTRIALS--0.6%
TOTAL CORPORATE BONDS                       Totes Isotoner Corp.                        ARAMARK Corp.
 (IDENTIFIED COST                            Tranche                                     Letter of Credit
 $70,493)                           53,513   9.876%, 1/16/14               500     100   2.233%, 1/26/14                10       9
------------------------------------------                                     -------   Tranche B,
CONVERTIBLE BONDS--0.4%                                                          4,098   4.676%, 1/26/14               158     138
HEALTH CARE--0.3%                                                              -------  Baldor Electric Co.
Par Pharmaceutical Cos.,                    CONSUMER STAPLES--0.3%                       Tranche B,
 Inc. Cv                                    Wrigley (WM) Jr. Co.                         2.453%, 1/31/14               320     290
 2.875%, 9/30/10               300     279   Tranche B,                                 TransDigm, Inc. Tranche
                                   -------   6.634%, 10/6/14               193     191   3.227%, 6/23/13               118     107
MATERIALS--0.1%                             Yankee Candle Co., Inc.                                                        -------
Vale Capital Ltd. Series                     Tranche B,                                                                        544
 RIO                                         2.767%, 2/6/14                139      94                                     -------
 5.500%, 6/15/10                 4     117                                     -------  INFORMATION TECHNOLOGY--1.6%
                                   -------                                         285  CommScope, Inc.
------------------------------------------                                     -------   Tranche B,
TOTAL CONVERTIBLE BONDS                     ENERGY--0.5%                                 3.558%, 12/27/14              562     486
 (IDENTIFIED COST $ 480)               396  ATP Oil & Gas Corp.                         First Data Corp.
------------------------------------------   Tranche B-2,                                Tranche B-1,
LOAN AGREEMENTS+(8)                          8.500%, 1/15/11               121      63   6.162%, 9/24/14               396     269
 --17.4%                                     Tranche B-1,                                Tranche B-3,
CONSUMER DISCRETIONARY                       8.500%, 7/15/14               426     222   6.230%, 9/24/14               493     334
 --4.2%                                     Helix Energy Solutions                      Freescale Semiconductor,
AMF Bowling Worldwide,                       Group, Inc. Tranche                         Inc. Tranche
 Inc. Tranche B,                             3.295%, 7/1/13                196     158   4.236%, 12/1/13               752     315
 3.809%, 5/17/13               515     288                                     -------  Reynolds & Reynolds Co.
Charter Communications                                                             443   (The) Tranche FL,
 Operating LLC Tranche B,                                                      -------   2.479%, 10/24/12              272     166
 3.257%, 3/6/14                735     599  FINANCIALS--0.9%                                                               -------
Ford Motor Co. Tranche B,                   Hertz Corp.                                                                      1,570
 5.490%, 12/16/13              368     179   Letter of Credit,                                                             -------
General Motors Corp.                         2.977%, 12/21/12               50      38  MATERIALS--2.4%
 Tranche B,                                  Tranche B,                                 Anchor Glass Container
 2.784%, 11/29/13              242     102   4.680%, 12/21/12              234     177   Corp. Tranche
Getty Images, Inc.                          Sungard Data Systems,                        6.750%, 6/1/13                341     308
 Tranche B,                                  Inc. Tranche B,                            Boise Paper Holdings LLC
 8.053%, 6/30/15               226     218   4.553%, 2/28/14               802     680   Tranche
HBI Branded Apparel Ltd.,                   Tropicana Entertainment                      10.000%, 2/22/15              463     178
 Inc.                                        LLC Tranche                                Celanese Holdings LLC
 Tranche                                     6.500%, 1/3/12                 83      20   Tranche B,
 6.545%, 3/5/14                200     171                                     -------   5.553%, 4/2/14                741     638
Idearc, Inc. Tranche T-2,                                                          915  Georgia-Pacific Corp.
 4.605%, 11/17/14 (3)          980     390                                     -------   Tranche A,
Isle of Capri Casinos                       HEALTH CARE--2.5%                            5.474%, 12/20/10              288     275
 Tranche                                    Bausch & Lomb, Inc.                          Tranche B-1,
 2.960%, 11/25/13              188     133   Tranche DD,                                 4.997%, 12/20/12              584     519
 Tranche B,                                  4.450%, 4/26/15               100      85  JohnsonDiversey, Inc.
 2.960%, 11/25/13               75      53   Tranche B,                                  Tranche B,
 Tranche A,                                  7.012%, 4/26/15               395     338   4.791%, 12/16/11              119     104
 2.960%, 11/25/13               66      47  Fresenius Medical Care                      NewPage Corp. Tranche B,
Lamar Media Corp.                            AG & Co.                                    7.000%, 12/21/14              416     288
 Tranche F,                                  KGaA Tranche B,                                                               -------
 4.333%, 3/31/14               125     117   2.665%, 3/31/13               671     632                                       2,310
Landry's Restaurant, Inc.                   HCA, Inc.                                                                      -------
 Tranche                                     Tranche A-1,
 9.500%, 5/13/11               200     191   4.801%, 11/18/12              106      92
Mark IV Industries, Inc.                     Tranche B-1,
 Tranche B,                                  4.946%, 11/18/13              416     354
 7.410%, 6/21/11               555     119  Health Management
 Tranche                                     Associates, Inc.
 9.921%, 12/19/11              173       4   Tranche B,
                                             5.512%, 2/28/14               186     151

                        See Notes to Financial Statements

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

(amounts reported in thousands)

                             PAR
                            VALUE   VALUE                              SHARES   VALUE                             SHARES   VALUE
                          -------- -------                            -------- -------                          --------- -------
TELECOMMUNICATION SERVICES--3.0%            PREFERRED STOCK+--0.1%                      SHORT-TERM INVESTMENTS--4.7%
Cricket Communications,                     FINANCIALS--0.1%                            MONEY MARKET MUTUAL
 Inc.                                       FNMA Pfd.                                   FUNDS--4.7%
 Tranche B,                                  8.250%                     38,000 $    27  State Street
 6.500%, 6/16/13          $    608 $   576  Preferred Blocker, Inc.                      Institutional Liquid
Level 3 Communications,                      (GMAC) Pfd.                                 Reserves Fund
 Inc.                                        7.000%                        321      64   (seven-day effective
 Tranche                                    ------------------------------------------   yield 0.577%)          4,572,799 $ 4,573
 4.876%, 3/13/14               525     397  TOTAL PREFERRED STOCK                       -----------------------------------------
MetroPCS Wireless, Inc.                     (IDENTIFIED COST $757)                  91  TOTAL SHORT-TERM
 Tranche B,                                 ------------------------------------------   INVESTMENTS (IDENTIFIED
 4.292%, 11/3/13               940     858  COMMON STOCKS+--0.0%                         COST $4,573)                       4,573
NTELOS, Inc. Tranche B-1,                   TELECOMMUNICATION                           -----------------------------------------
 5.960%, 8/24/11               452     424  SERVICES--0.0%                              TOTAL INVESTMENTS--101.6%
Time Warner Telecom                         AT&T Latin America Corp.                     (IDENTIFIED COST
 Holdings, Inc.                              Class A(2)(4)(10)         137,550       0   $127,681)                         98,660(1)
 Tranche B,                                 ------------------------------------------  Other Assets and
 4.470%, 1/7/13                739     670  TOTAL COMMON STOCKS                          Liabilities--(1.6)%               (1,541)
                                   -------  (IDENTIFIED COST $605)                   0                                    -------
                                     2,925  ------------------------------------------  NET ASSETS--100.0%                $97,119
                                   -------  TOTAL LONG TERM                                                               =======
UTILITIES--1.4%                             INVESTMENTS--96.9%
Calpine Corp. Tranche B,                    (IDENTIFIED COST                            + Security classifications are based on
 4.095%, 3/29/14               350     268   $123,108)                          94,087    sectors.
NRG Energy, Inc.                            ------------------------------------------
 Tranche B,                                                                             COUNTRY WEIGHTINGS as of 3/31/09*
 5.262%, 2/1/13                214     194                                              -------------------------------------------
 Letter of Credit                                                                       United States                         79%
 5.262%, 2/1/13                669     605                                              Russia                                 3
Texas Competitive                                                                       Canada                                 2
 Electric                                                                               Indonesia                              2
 Holdings Co. LLC                                                                       Germany                                1
 Tranche B-3,                                                                           Kazakhstan                             1
 7.068%, 10/10/14              139      91                                              South Korea                            1
 Tranche B-2,                                                                           Other                                 11
 7.068%, 10/10/14              261     173                                              -------------------------------------------
                                   -------
                                     1,331                                              * FOREIGN SECURITY COUNTRY DETERMINATION:
------------------------------------------                                                A combination of the following criteria is
TOTAL LOAN AGREEMENTS                                                                     used to assign the countries of risk
(IDENTIFIED COST $22,806)           16,899                                                listed in the table shown above. Country
------------------------------------------                                                of incorporation, actual building address,
                                                                                          primary exchange on which security is
                                                                                          traded and country in which the greatest
                                                                                          percentage of company revenue is
                                                                                          generated.
                                                                                        --------------------------------------------

At March 31, 2009, the Fund had entered into forward currency contracts as follows:

                                                            Unrealized
           Contracts   In Exchange   Settlement            Appreciation
          to Receive       for          Date      Value   (Depreciation)
          ----------   -----------   ----------   -----   --------------
          JPY 47,418     USD 521       5/13/09     $480        $(41)
                                                               ====

ABBREVIATIONS:

AUD   Australian Dollar                                     JPY   Japanese Yen
BRL   Brazilian Real                                        NOK   Norwegian Krone
COP   Colombian Peso                                        NZD   New Zealand Dollar
FNMA  Fannie Mae or Federal National Mortgage Association   SEK   Swedish Krona
IDR   Indonesian Rupiah                                     USD   United States Dollar

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 13 Federal Income Tax Information in the Notes
    to Financial Statements.

(2) Non-income producing.

(3) Security in default.

(4) Illiquid security.

(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of
    $17,198 or 17.7% of net assets.

(6) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(7) All or a portion of the security is segregrated as collateral for forward currency contracts or when-issued securities.

(8) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(9) Amounts are less than $500 (not reported in thousands).

(10) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2009, this security amounted to a value of $0 or 0.0% of net assets.

(11) When-issued security.

                        See Notes to Financial Statements

                        VIRTUS SENIOR FLOATING RATE FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                             PAR                                         PAR                                         PAR
                            VALUE   VALUE                               VALUE   VALUE                               VALUE   VALUE
                          -------- -------                            -------- -------                            -------- -------
ASSET-BACKED SECURITIES--1.3%               CONSUMER DISCRETIONARY--(CONTINUED)         INDUSTRIALS--7.8%
Americredit Automobile                      Neiman-Marcus Group, Inc.                   ARAMARK Corp.
 Receivables Trust 06-AF,                    (The)                                       Letter of Credit
 A4 5.640%, 9/6/13        $    525 $   463   Tranche                                     5.198%, 1/26/14          $     51 $    44
------------------------------------------   7.090%, 4/6/13           $    180 $   105   Tranche B,
TOTAL ASSET-BACKED                          Nielsen Finance LLC                          6.705%, 1/26/14               799     700
SECURITIES (IDENTIFIED                       Tranche B,                                 Manitowoc Co., Inc.
COST $460)                             463   1.350%, 8/9/13                948     743   Tranche B,
------------------------------------------  PTI Group, Inc. Tranche                      7.250%, 4/14/14             1,456   1,046
CORPORATE BONDS+--4.6%                       9.250%, 2/28/13                80      60  TransDigm, Inc. Tranche
INDUSTRIALS--1.7%                                                              -------   5.210%, 6/23/13             1,220   1,115
Delta Air Lines, Inc.                                                            6,604                                     -------
 00-A1,                                                                        -------                                       2,905
 7.379%, 5/18/10               677     637  CONSUMER STAPLES--4.3%                                                         -------
                                   -------  Wrigley (WM) Jr. Co.                        INFORMATION TECHNOLOGY--6.4%
MATERIALS--2.9%                              Tranche B,                                 CommScope, Inc.
CRH America, Inc.                            7.750%, 10/6/14             1,111   1,102   Tranche B,
 5.300%, 10/15/13            1,100     838  Yankee Candle Co., Inc.                      3.547%, 12/27/14              839     726
Nova Chemicals Corp.                         Tranche B,                                 First Data Corp.
 5.720%, 11/15/13(2)           325     245   4.595%, 2/6/14                750     506   Tranche B-3,
                                   -------                                     -------   5.948%, 9/24/14             1,136     770
                                     1,083                                       1,608  Freescale Semiconductor,
------------------------------------------                                     -------   Inc.
TOTAL CORPORATE BONDS                       ENERGY--2.6%                                 Tranche
(IDENTIFIED COST $1,799)             1,720  ATP Oil & Gas Corp.                          3.931%, 12/1/13               312     130
------------------------------------------   Tranche B-2,                               Reynolds & Reynolds Co.
LOAN                                         8.500%, 1/15/11               190      99   (The)
 AGREEMENTS+(2)-- 85.3%                      Tranche B-1,                                Tranche FL,
CONSUMER                                     8.500%, 7/15/14               671     350   4.770%, 10/24/12            1,213     741
 DISCRETIONARY--17.8%                       Helix Energy Solutions                                                         -------
Charter Communications                       Group, Inc.                                                                     2,367
 Operating LLC Tranche B,                    Tranche                                                                       -------
 3.270%, 3/6/14                450     367   5.058%, 7/1/13                645     519  MATERIALS--13.6%
CSC Holdings, Inc.                                                             -------  Anchor Glass Container
 Tranche B,                                                                        968   Corp.
 3.020%, 3/30/13             1,118   1,021                                     -------   Tranche
Ford Motor Co. Tranche B,                   FINANCIALS--2.2%                             7.354%, 6/20/14               257     232
 5.000%, 12/16/13              558     270  Sungard Data Systems,                       Boise Paper Holdings LLC
General Motors Corp.                         Inc.                                        Tranche B,
 Tranche B,                                  Tranche B,                                  5.750%, 2/22/14               481     424
 8.000%, 11/29/13              108      46   3.856%, 2/28/14               518     439   Tranche
Getty Images, Inc.                          Vanguard Health                              9.250%, 2/22/15                33      12
 Tranche B,                                  Holdings II                                Celanese Holdings LLC
 6.750%, 6/30/15               123     119   3.520%, 9/23/11               399     366   Tranche B,
Hanesbrands, Inc.                                                              -------   5.553%, 4/2/14              1,371   1,180
 Tranche B,                                                                        805  Georgia-Pacific Corp.
 6.455%, 9/5/13              1,024     984                                     -------   Tranche B-1,
HBI Branded Apparel Ltd.,                   HEALTH CARE--14.5%                           3.293%, 12/20/12            1,287   1,144
 Inc.                                       Bausch & Lomb, Inc.                         JohnsonDiversey, Inc.
 Tranche 6.657%, 3/5/14        150     128   Tranche B,                                  Tranche
Idearc, Inc. Tranche T-2,                    7.012%, 4/26/15               395     338   5.193%, 12/16/10               76      67
 4.605%, 11/17/14              530     211   Tranche DD,                                 Tranche B,
Intelstat Corp.                              7.301%, 4/26/15               100      85   5.193%, 12/16/11            1,316   1,151
 Tranche B-A,                               Community Health Systems,                   NewPage Corp. Tranche B,
 5.184%, 1/3/14                292     256   Inc.                                        7.000%, 12/21/14            1,221     844
 Tranche B-B,                                Tranche                                                                       -------
 5.184%, 1/3/14                292     256   3.189%, 7/25/14                61      53                                       5,054
 Tranche B-1,                                Tranche B,                                                                    -------
 5.184%, 1/3/14                292     256   4.712%, 7/25/14             1,198   1,037  TELECOMMUNICATION SERVICES--13.3%
Isle of Capri Casinos                       DaVita, Inc. Tranche B-1,                   Cricket Communications,
 Tranche                                     4.568%, 10/5/12               940     876   Inc.
 2.960%, 11/25/13              228     161  HCA, Inc. Tranche A-1,                       Tranche B,
 Tranche B,                                  5.762%, 11/18/12            1,257   1,091   7.830%, 6/16/13               750     710
 2.960%, 11/25/13               91      64  Health Management                           Level 3 Communications,
 Tranche A,                                  Associates, Inc.                            Inc.
 2.960%, 11/25/13               80      57   Tranche B,                                  Tranche
Landry's Restaurant, Inc.                    4.446%, 2/28/14               325     265   5.023%, 3/13/14             1,000     757
 Tranche                                    HealthSouth Corp. Tranche                   MetroPCS Wireless, Inc.
 9.500%, 5/13/11               780     745   6.944%, 3/10/13             1,001     886   Tranche B,
MCC Georgia LLC                             Psychiatric Solutions,                       4.594%, 11/3/13             1,287   1,175
 Tranche E,                                  Inc. Tranche                               NTELOS, Inc. Tranche B-1,
 6.500%, 1/3/16                808     755   2.248%, 7/1/12                832     752   4.530%, 8/24/11             1,215   1,139
                                                                               -------  Time Warner Telecom
                                                                                 5,383   Holdings, Inc.
                                                                               -------   Tranche B,
                                                                                         3.820%, 1/7/13              1,272   1,153
                                                                                                                           -------
                                                                                                                             4,934
                                                                                                                           -------

                        See Notes to Financial Statements

                        VIRTUS SENIOR FLOATING RATE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                              PAR
                             VALUE    VALUE
                          ---------- -------
UTILITIES--2.8%
Calpine Corp. Tranche B,
 4.095%, 3/29/14          $    400   $   307
NRG Energy, Inc.
 Letter of Credit
 2.959%, 2/1/13                123       111
 Tranche B,
 5.262%, 2/1/13                231       208
Texas Competitive
 Electric
 Holdings Co. LLC Tranche
 B-3,
 6.315%, 10/10/14              657       433
                                     -------
                                       1,059
--------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $34,097)             31,687
--------------------------------------------
TOTAL LONG TERM INVESTMENTS--91.2%
(IDENTIFIED COST $36,356)             33,870
--------------------------------------------

                            SHARES
                          ----------
SHORT-TERM INVESTMENTS--24.3%
MONEY MARKET MUTUAL FUNDS--24.3%
State Street
 Institutional Liquid
 Reserves Fund (seven-day
 effective yield 0.577%)   9,007,879   9,008
                                     -------
--------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $9,008)               9,008
--------------------------------------------
TOTAL INVESTMENTS--115.5%
(IDENTIFIED COST $45,364)             42,878(1)
Other Assets and
 Liabilities--(15.5)%                 (5,739)
                                     -------
NET ASSETS--100.0%                   $37,139
                                     =======

+ Security classifications are based
  on sectors.

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 13 Federal Income Tax Information in the Notes
    to Financial Statements.

(2) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(3) Security in default.

                        See Notes to Financial Statements

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                           SHARES   VALUE                              SHARES   VALUE                              SHARES   VALUE
                          -------- -------                            -------- -------                            -------- -------
COMMON STOCKS+--87.7%                       INDUSTRIALS--4.4%                           WARRANTS--3.0%
CONSUMER DISCRETIONARY--2.0%                Burlington Northern                         HSBC Bank plc - Bharti
McDonald's Corp.            17,334 $   946   Santa Fe Corp.             11,400 $   686   Airtel Ltd.
Norstar Founders Group                      De La Rue plc               25,701     358   Strike price .000001 US
 Ltd.(3)                   272,000       0  East Japan Railway Co.       4,900     255   Dollars expiration
                                   -------  L-3 Communications                           2/20/18                    16,200 $   201
                                       946   Holdings, Inc.              6,289     426  HSBC Bank plc - Hindustan
                                   -------  Secom Co. Ltd.              10,400     385   Unilever Ltd. Strike
CONSUMER STAPLES--37.9%                                                        -------   price .000001 US
Altria Group, Inc.          47,775     765                                       2,110   Dollars expiration
British American Tobacco                                                       -------   4/11/18                    78,503     369
 plc                        94,200   2,176  INFORMATION TECHNOLOGY--10.0%               HSBC Bank plc - HDFC
Cadbury plc                 13,700     103  Google, Inc.(2)              3,592   1,250   Strike price .000001 US
Coca-Cola Co. (The)         41,692   1,832  MasterCard, Inc.             3,655     612   Dollars expiration
Colgate-Palmolive Co.       11,279     665  Microsoft Corp.             36,024     662   2/20/18                    14,300     400
Diageo plc                  30,132     337  Nintendo Co. Ltd.           12,977     474  HSBC Bank plc - ITC Ltd.
Imperial Tobacco Group                      Redecard SA                 49,149     596   Strike price .000001 US
 plc                        99,738   2,240  Visa, Inc. Class A          21,156   1,176   Dollars expiration
Mead Johnson Nutrition Co.                                                     -------   2/20/18                    69,700     255
 Class A(2)                 71,376   2,061                                       4,770  JPMorgan Chase
Nestle S.A. Registered                                                         -------   International - HDFC
 Shares                     38,709   1,308  MATERIALS--0.4%                              Strike price .0001
Philip Morris                               Air Liquide SA               2,237     182   Indian Rupee expiration
 International, Inc.        82,400   2,932                                     -------   date 5/25/09                6,500     182
Reckitt Benckiser Group                     TELECOMMUNICATION SERVICES--0.5%            ------------------------------------------
 plc                        37,292   1,399  Chunghwa Telecom Co. Ltd.  126,014     230  TOTAL WARRANTS
Shoppers Drug Mart Corp.     6,712     231                                     -------  (IDENTIFIED COST $ 1,508)            1,407
Tesco plc                  152,522     729  UTILITIES--7.6%                             ------------------------------------------
Wal-Mart Stores, Inc.        9,770     509  American Water Works Co.,
Woolworths Ltd.             44,824     778   Inc.                       26,100     502  EQUITY-LINKED CERTIFICATES--1.9%
                                   -------  Companhia Energetica de                     CLSA Financial Products
                                    18,065   Minas Gerais - Gemig ADR   32,074     474   Ltd. - Bharti-Tele
                                   -------  CPFL Energia SA ADR         11,635     472   Ventures Strike price
ENERGY--7.0%                                Enagas S.A.                 63,030     893   .000001 US Dollars
BG Group plc                32,000     483  Red Electrica Corp. S.A.    15,821     618   expiration 5/31/10         20,600     256
Core Laboratories N.V.      17,567   1,285  RWE AG                       5,200     364  CLSA Financial Products
Exxon Mobil Corp.            9,416     641  Tokyo Gas Co. Ltd.          90,100     316   Ltd. - Cipla Ltd.
Total SA                    18,788     929                                     -------   Exercise price .000001
                                   -------                                       3,639   US Dollars expiration
                                     3,338  ------------------------------------------   5/23/11                    88,978     388
                                   -------  TOTAL COMMON STOCKS                         HSBC Bank plc - Nestle
FINANCIALS--1.4%                            (IDENTIFIED COST $43,613)           41,856   India Ltd. Strike price
Berkshire Hathaway, Inc.                    ------------------------------------------   .000001 US Dollars
 Class B(2)                    242     682                                               expiration 11/19/18         8,800     271
                                   -------                                              ------------------------------------------
HEALTH CARE--16.5%                                                                      TOTAL EQUITY-LINKED CERTIFICATES
Abbott Laboratories         34,457   1,643                                              (IDENTIFIED COST $ 870)                915
Bard (C.R.), Inc.            5,519     440                                              ------------------------------------------
Johnson & Johnson           24,314   1,279                                              TOTAL LONG TERM INVESTMENTS--92.6%
Medtronic, Inc.             14,242     420                                              (IDENTIFIED COST $ 45,991)          44,178
Novartis AG Registered                                                                  ------------------------------------------
 Shares                     23,270     880
Novo Nordisk A/S Class B    14,568     698
Roche Holding AG
 Registered Shares           7,757   1,065
Stryker Corp.                8,428     287
Synthes, Inc.                5,625     627
Techne Corp.                10,143     555
                                   -------
                                     7,894
                                   -------

                        See Notes to Financial Statements

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                           SHARES   VALUE     COUNTRY WEIGHTINGS as of 3/31/09*
                          -------- -------    ------------------------------------------
SHORT-TERM INVESTMENTS--2.6%                  United States                           43%
                                              United Kingdom                          20
MONEY MARKET MUTUAL FUNDS--2.6%               Switzerland                             15
State Street Institutional                    Brazil                                   3
 Liquid Reserves Fund                         Japan                                    3
 (seven-day effective                         Netherlands                              3
 yield 0.577%)           1,238,684 $ 1,239    Spain                                    3
                                   -------    Other                                   10
------------------------------------------    ------------------------------------------
TOTAL SHORT-TERM INVESTMENTS                  * FOREIGN SECURITY COUNTRY DETERMINATION:
(IDENTIFIED COST $ 1,239)            1,239      A combination of the  following criteria
------------------------------------------      is used to assign the countries of risk
TOTAL INVESTMENTS--95.2%                        listed in the table shown above. Country
(IDENTIFIED COST $47,230)           45,417(1)   of incorporation, actual building
Other assets and                                address, primary exchange on which
 liabilities, net--4.8%              2,301      security is traded and country in which
                                   -------      the greatest percentage of company
NET ASSETS--100.0%                 $47,718      revenue is generated.
                                   =======    ------------------------------------------

+ Security classifications are based on
  sectors.

At March 31, 2009, the Fund had entered into forward currency contracts as follows:

                                                            Unrealized
       Contracts    In Exchange   Settlement               Appreciation
        to Sell         for          Date       Value     (Depreciation)
      -----------   -----------   ----------   -------    --------------
      GPB     329    USD   468      7/20/09    $  (472)       $ (4)
      GPB   2,964    USD 4,289      7/20/09     (4,255)          34
      KRW 132,597    USD    92      8/19/09        (96)         (4)
      INR  51,537    USD   968       9/2/09     (1,002)        (34)
                                                              ----
                                                              $ (8)
                                                              ====

ABBREVIATIONS:
ADR   American Depositary Receipt
GBP   British Pound
INR   Indian Rupee
KRW   Korean Won
USD   United States Dollar

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 13 Federal Income Tax Information in the Notes
    to Financial Statements.

(2) Non-income producing.

(3) Illiquid security. Security valued at fair value as determined in good faith by or under the direction of the Trustees.

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2009
                                   (UNAUDITED)

(Amounts reported in thousands except shares and per share amounts)

                                                                                   ALTERNATIVE FUNDS
                                                    ------------------------------------------------------------------------------
                                                    ALTERNATIVES       GLOBAL            GLOBAL        INTERNATIONAL      MARKET
                                                     DIVERSIFIER   INFRASTRUCTURE     REAL ESTATE       REAL ESTATE       NEUTRAL
                                                        FUND            FUND        SECURITIES FUND   SECURITIES FUND      FUND
                                                    ------------   --------------   ---------------   ---------------   ----------
ASSETS
Investment in securities at value(1) ............    $   229,927     $   64,549        $ 1,085          $   29,764      $   64,730
Investment in affiliated funds at value(2) ......             --             --             --                  --              --
Foreign currency at value (3) ...................             --             --             --                   1               1
Cash ............................................             --             --             --                 154              --
Deposits with broker for securities sold short ..             --             --             --                  --          66,242
Receivables
   Investment securities sold ...................          1,453             --             28                 650           6,669
   Fund shares sold .............................          1,096            344             --                  --             320
   Receivable from adviser ......................             54             --             11                  --              --
   Dividends and interest receivable ............              1            132              1                 240             169
   Tax reclaims .................................             --             23             --                  10               3
Prepaid expenses ................................             37             26             --                  24              16
                                                     -----------     ----------        -------          ----------      ----------
            Total assets ........................        232,568         65,074          1,125              30,843         138,150
                                                     -----------     ----------        -------          ----------      ----------
LIABILITIES
Securities sold short at value(4) ...............             --             --             --                  --          63,271
Payables
   Fund shares repurchased ......................          2,517             29             --                  --              62
   Investment securities purchased ..............             --          2,484             17                 660           4,372
   Dividends on short sales .....................             --             --             --                  --             145
   Interest due to prime broker .................             --             --             --                  --             183
   Investment advisory fees .....................             --             33             --                  19              60
   Distribution and service fees ................             71             14             --(6)                6              18
   Administration fees ..........................             19              4             --(6)                3               6
   Transfer agent fees and expenses .............             97              4             --(6)                1              11
   Trustees' fee and expenses ...................              5              1             --(6)                1               1
   Professional fees ............................             26             20              5                  21              26
   Other accrued expenses .......................             13             10              1                   8              27
                                                     -----------     ----------        -------          ----------      ----------
            Total liabilities ...................          2,748          2,599             23                 719          68,182
                                                     -----------     ----------        -------          ----------      ----------
NET ASSETS ......................................    $   229,820     $   62,475        $ 1,102          $   30,124      $   69,968
                                                     ===========     ==========        =======          ==========      ==========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial
      interest ..................................    $   381,678     $   92,141        $ 1,000          $   66,331      $   92,354
   Accumulated undistributed net investment
      income (loss) .............................           (143)           (46)             7                 456          (1,112)
   Accumulated undistributed net realized gain
      (loss) ....................................        (56,164)        (8,010)             8             (16,533)        (35,081)
   Net unrealized appreciation (depreciation) on
      investments ...............................        (95,551)       (21,610)            87             (20,130)           (552)
   Net unrealized appreciation (depreciation) on
      securities sold short .....................             --             --             --                  --          14,359
                                                     -----------     ----------        -------          ----------      ----------
NET ASSETS ......................................    $   229,820     $   62,475        $ 1,102          $   30,124      $   69,968
                                                     ===========     ==========        =======          ==========      ==========
CLASS A:
Net asset value per share (Net assets/shares
   outstanding) .................................    $      7.56     $     8.14        $ 11.02          $     3.79      $    10.29
                                                     -----------     ----------        -------          ----------      ----------
Maximum offering price per share(5) .............    $      8.02     $     8.64        $ 11.69          $     4.02      $    10.92
                                                     -----------     ----------        -------          ----------      ----------
Shares of beneficial interest outstanding,
   unlimited authorization ......................     19,003,368      7,231,588         80,000           7,873,616       6,240,149
                                                     -----------     ----------        -------          ----------      ----------
Net Assets ......................................    $   143,601     $   58,854        $   882          $   29,822      $   64,235
                                                     ===========     ==========        =======          ==========      ==========
CLASS B:
Net asset value (Net assets/shares outstanding)
   and offering price per share .................             --             --             --                  --      $     9.90
                                                     -----------     ----------        -------          ----------      ----------
Shares of beneficial interest outstanding,
   unlimited authorization ......................             --             --             --                  --         147,990
                                                     -----------     ----------        -------          ----------      ----------
Net Assets ......................................             --             --             --                  --      $    1,465
                                                     ===========     ==========        =======          ==========      ==========
CLASS C:
Net asset value (Net assets/shares outstanding)
   and offering price per share .................    $      7.48     $     8.12        $ 11.01          $     3.78      $     9.85
                                                     -----------     ----------        -------          ----------      ----------
Shares of beneficial interest outstanding,
   unlimited authorization ......................     11,523,070        423,390         10,000              69,421         433,174
                                                     -----------     ----------        -------          ----------      ----------
Net Assets ......................................    $    86,219     $    3,438        $   110          $      263      $    4,268
                                                     ===========     ==========        =======          ==========      ==========
CLASS I:
Net asset value (Net assets/shares outstanding)
   and offering price per share .................             --     $     8.13        $ 11.02          $     3.79              --
                                                     -----------     ----------        -------          ----------      ----------
Shares of beneficial interest outstanding,
   unlimited authorization ......................             --         22,545         10,000              10,428              --
                                                     -----------     ----------        -------          ----------      ----------
Net Assets ......................................             --     $      183        $   110          $       39              --
                                                     ===========     ==========        =======          ==========      ==========
(1) Investment in securities at cost ............    $   112,149     $   86,158        $   998          $   49,892      $   65,283
(2) Investment in affiliated funds at cost ......    $   213,329     $       --        $    --          $       --      $       --
(3) Foreign currency at cost ....................    $        --     $       --        $    --          $        1      $        1
(4) Proceeds from securities sold short .........    $        --     $       --        $    --          $       --      $   77,718
(5) Maximum offering price per share represents
    NAV/(1-5.75%)
(6) Amount is less than $500 (not reported in
    thousands)

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                 MARCH 31, 2009
                                   (UNAUDITED)

(Amounts reported in thousands except shares and per share amounts)

                                                       ASSET ALLOCATION FUNDS                   FIXED INCOME FUNDS
                                                  --------------------------------   ----------------------------------------
                                                  WEALTH BUILDER   WEALTH GUARDIAN                 CA TAX-EXEMPT      CORE
                                                       FUND              FUND         BOND FUND      BOND FUND      BOND FUND
                                                  --------------   ---------------   -----------   -------------   ----------
ASSETS
Investment in securities at value(1) ..........     $   66,675       $   32,165      $   157,842    $   56,882     $   55,552
Investment in affiliated funds at value(2) ....             --               --               --            --             --
Receivables
   Investment securities sold .................            478              150            9,572            --            254
   Fund shares sold ...........................             21                3              332           376             52
   Receivable from adviser ....................             --               --               --            --(4)          --
   Dividends and interest .....................             18               17            1,364           824            421
Prepaid expenses ..............................             18               11               25            14             21
                                                    ----------       ----------      -----------    ----------     ----------
            Total assets ......................         67,210           32,346          169,135        58,096         56,300
                                                    ----------       ----------      -----------    ----------     ----------
LIABILITIES
Payables
   Fund shares repurchased ....................            159                9            1,060             6             61
   Investment securities purchased ............            181               68            8,943            --          1,910
   Dividend distributions .....................             --               --               --           102             --
   Investment advisory fees ...................              6                3               36            --             10
   Distribution and service fees ..............             22                9               12             7             13
   Administration fees ........................              5                2               11             4              4
   Transfer agent fees and expenses ...........             27                7               10             4             14
   Trustees' fee and expenses .................              1                1                3             1              1
   Professional fees ..........................             25               14               24            23             21
   Other accrued expenses .....................             19                3               57             8              8
                                                    ----------       ----------      -----------    ----------     ----------
            Total liabilities .................            445              116           10,156           155          2,042
                                                    ----------       ----------      -----------    ----------     ----------
NET ASSETS ....................................     $   66,765       $   32,230      $   158,979    $   57,941     $   54,258
                                                    ==========       ==========      ===========    ==========     ==========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial
   interest ...................................     $  103,118       $   45,842      $   181,485    $   59,596     $   73,161
Accumulated undistributed net investment
   income (loss) ..............................            257              148             (104)           54            (70)
Accumulated undistributed net realized gain
   (loss) .....................................         (5,082)          (1,941)         (15,816)          100        (13,234)
Net unrealized appreciation (depreciation) on
   investments ................................        (31,528)         (11,819)          (6,586)       (1,809)        (5,599)
                                                    ----------       ----------      -----------    ----------     ----------
NET ASSETS ....................................     $   66,765       $   32,230      $   158,979    $   57,941     $   54,258
                                                    ==========       ==========      ===========    ==========     ==========
CLASS A:
Net asset value per share (Net assets/shares
   outstanding) ...............................     $     7.35       $     7.78      $      9.72    $    11.41     $     7.44
                                                    ----------       ----------      -----------    ----------     ----------
Maximum offering price per share(3) ...........     $     7.80       $     8.25      $     10.20    $    11.98     $     7.81
                                                    ----------       ----------      -----------    ----------     ----------
Shares of beneficial interest outstanding,
   unlimited authorization ....................      4,366,441        2,200,299        2,180,174     2,838,278      6,907,962
                                                    ----------       ----------      -----------    ----------     ----------
Net Assets ....................................     $   32,085       $   17,117      $    21,190    $   32,377     $   51,386
                                                    ==========       ==========      ===========    ==========     ==========
CLASS B:
Net asset value (Net assets/shares outstanding)
   and offering price per share ...............             --               --      $      9.51            --     $     7.37
                                                    ----------       ----------      -----------    ----------     ----------
Shares of beneficial interest outstanding,
   unlimited authorization ....................             --               --          413,665            --        126,758
                                                    ----------       ----------      -----------    ----------     ----------
Net Assets ....................................             --               --      $     3,935            --     $      935
                                                    ==========       ==========      ===========    ==========     ==========
CLASS C:
Net asset value (Net assets/shares outstanding)
   and offering price per share ...............     $     7.31       $     7.76      $      9.54            --     $     7.41
                                                    ----------       ----------      -----------    ----------     ----------
Shares of beneficial interest outstanding,
   unlimited authorization ....................      4,747,308        1,946,588          503,188            --        261,567
                                                    ----------       ----------      -----------    ----------     ----------
Net Assets ....................................     $   34,680       $   15,113      $     4,800            --     $    1,937
                                                    ==========       ==========      ===========    ==========     ==========
CLASS I:
Net asset value (Net assets/shares outstanding)
   and offering price per share ...............             --               --      $      9.82    $    11.40             --
                                                    ----------       ----------      -----------    ----------     ----------
Shares of beneficial interest outstanding,
   unlimited authorization ....................             --               --       13,143,439     2,241,979             --
                                                    ----------       ----------      -----------    ----------     ----------
Net Assets ....................................             --               --      $   129,054    $   25,564             --
                                                    ==========       ==========      ===========    ==========     ==========
(1) Investment in securities at cost ..........     $      313       $      197      $   164,428    $   58,691     $   61,151
(2) Investment in affiliated funds at cost ....     $   97,890       $   43,787      $        --    $       --     $       --
(3) Maximum offering price per share represents
    NAV/(1-5.75%) for Asset Allocation Funds and
    NAV/(1-4.75%) for Fixed Income Funds
(4) Amount is less than $500 (not reported in
    thousands)

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                 MARCH 31, 2009
                                   (UNAUDITED)

(Amounts reported in thousands except shares and per share amounts)

                                                                                                                   INTERNATIONAL
                                                                       FIXED INCOME FUNDS                              FUND
                                                  -----------------------------------------------------------   ------------------
                                                                               MULTI-SECTOR
                                                   HIGH YIELD   MONEY MARKET   FIXED INCOME   SENIOR FLOATING         GLOBAL
                                                      FUND          FUND           FUND          RATE FUND      OPPORTUNITIES FUND
                                                  -----------   ------------   ------------   ---------------   ------------------
ASSETS
Investment in securities at value(1) ..........   $    77,802    $    76,464    $   98,660      $   42,878          $   45,417
Foreign currency at value(2) ..................            --             --            --              --                   3
Cash ..........................................            27             49           151             116                  --
Receivables
   Investment securities sold .................         3,504              2         1,062             112               4,414
   Fund shares sold ...........................            32             36         1,623             230                  12
   Receivable from adviser ....................            --             --            --              --                  --
   Dividends and interest .....................         1,858            114         1,709             303                 203
   Tax reclaims ...............................            --             --            --              --                  41
Unrealized appreciation on forward currency
   contracts ..................................            --             --            --              --                  34
Prepaid expenses ..............................            22              3            21              19                  23
                                                  -----------    -----------    ----------      ----------          ----------
            Total assets ......................        83,245         76,668       103,226          43,658              50,147
                                                  -----------    -----------    ----------      ----------          ----------
LIABILITIES
Payables
   Fund shares repurchased ....................           118            527           126              --                  25
   Investment securities purchased ............         3,250             --         5,508           6,469               2,252
   Dividend distributions .....................            --             --           263              --(4)               --
   Investment advisory fees ...................            42             55            44              14                  34
   Distribution and service fees ..............            17             --            38               8                  11
   Administration fees ........................             6              2             7               1                   4
   Transfer agent fees and expenses ...........            29             26            36              --(4)               22
   Trustees' fee and expenses .................             1              1             2              --(4)                1
   Professional fees ..........................            25              6            24              23                  19
   Other accrued expenses .....................            11             15            18               4                  19
Unrealized depreciation on forward currency
   contracts ..................................            --             --            41              --                  42
                                                  -----------    -----------    ----------      ----------          ----------
            Total liabilities .................         3,499            632         6,107           6,519               2,429
                                                  -----------    -----------    ----------      ----------          ----------
NET ASSETS ....................................   $    79,746    $    76,036    $   97,119      $   37,139          $   47,718
                                                  ===========    ===========    ==========      ==========          ==========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial
      interest ................................   $   281,996    $    76,006    $  155,829      $   39,541          $   84,944
   Accumulated undistributed net investment
      income (loss) ...........................            10             25         1,012             113                  96
   Accumulated undistributed net realized
      gain (loss) .............................      (190,881)             5       (30,662)            (29)            (35,501)
   Net unrealized appreciation (depreciation)
      on investments ..........................       (11,379)            --       (29,060)         (2,486)             (1,821)
                                                  -----------    -----------    ----------      ----------          ----------
NET ASSETS ....................................   $    79,746    $    76,036    $   97,119      $   37,139          $   47,718
                                                  ===========    ===========    ==========      ==========          ==========
CLASS A:
Net asset value per share (Net assets/shares
   outstanding) ...............................   $      3.35    $      1.00    $     7.96      $     8.36          $     5.24
                                                  -----------    -----------    ----------      ----------          ----------
Maximum offering price per share(3) ...........   $      3.52    $      1.00    $     8.36      $     8.78          $     5.56
                                                  -----------    -----------    ----------      ----------          ----------
Shares of beneficial interest outstanding,
   unlimited authorization ....................    23,234,309     76,019,370     8,347,108       4,335,928           8,768,711
                                                  -----------    -----------    ----------      ----------          ----------
Net Assets ....................................   $    77,800    $    76,036    $   66,450      $   36,233          $   45,946
                                                  ===========    ===========    ==========      ==========          ==========
CLASS B:
Net asset value (Net assets/shares outstanding)
   and offering price per share ...............   $      3.29             --    $     7.95              --          $     4.72
                                                  -----------    -----------    ----------      ----------          ----------
Shares of beneficial interest outstanding,
   unlimited authorization ....................       249,094             --     1,365,019              --             238,302
                                                  -----------    -----------    ----------      ----------          ----------
Net Assets ....................................   $       820             --    $   10,852              --          $    1,126
                                                  ===========    ===========    ==========      ==========          ==========
CLASS C:
Net asset value (Net assets/shares outstanding)
   and offering price per share ...............   $      3.31             --    $     8.00      $     8.36          $     4.70
                                                  -----------    -----------    ----------      ----------          ----------
Shares of beneficial interest outstanding,
   unlimited authorization ....................       339,975             --     2,476,061          82,903             137,382
                                                  -----------    -----------    ----------      ----------          ----------
Net Assets ....................................   $     1,126             --    $   19,817      $      693          $      646
                                                  ===========    ===========    ==========      ==========          ==========
CLASS I:
Net asset value (Net assets/shares outstanding)
   and offering price per share ...............            --             --            --      $     8.36                  --
                                                  -----------    -----------    ----------      ----------          ----------
Shares of beneficial interest outstanding,
   unlimited authorization ....................            --             --            --          25,547                  --
                                                  -----------    -----------    ----------      ----------          ----------
Net Assets ....................................            --             --            --      $      213                  --
                                                  ===========    ===========    ==========      ==========          ==========
(1) Investment in securities at cost ..........   $    89,181    $    76,464    $  127,681      $   45,364          $   47,230
(2) Foreign currency at cost ..................   $        --    $        --    $       --      $       --          $        3
(3) Maximum offering price per share represents
    NAV/(1-4.75%) for Fixed Income Funds (except
    for the Money Market Fund) and NAV/(1-5.75%)
    for International Fund
(4) Amount is less than $500 (not reported in
    thousands)

                      See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                            STATEMENTS OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2009
                                   (UNAUDITED)

(Reported in thousands)

                                                                           ALTERNATIVE FUNDS
                                                ----------------------------------------------------------------------
                                                                                   GLOBAL     INTERNATIONAL
                                                ALTERNATIVES       GLOBAL       REAL ESTATE    REAL ESTATE     MARKET
                                                 DIVERSIFIER   INFRASTRUCTURE    SECURITIES     SECURITIES     NEUTRAL
                                                    FUND            FUND            FUND           FUND         FUND
                                                ------------   --------------   -----------   -------------   --------
INVESTMENT INCOME
  Dividends .................................    $       9        $  1,237        $   8        $  1,339       $    820
  Income distributions received from
    affiliated funds ........................        2,001              --           --              --             --
  Income distributions received from
    non-affiliated funds ....................          194              --           --              --             --
  Interest ..................................           --               1           --              --             --
  Foreign taxes withheld ....................           --             (85)          --(1)         (115)             3
                                                 ---------        --------        -----        --------       --------
    Total investment income .................        2,204           1,153            8           1,224            823
                                                 ---------        --------        -----        --------       --------
EXPENSES
  Investment advisory fee ...................          138             197            1             200            704
  Service fees, Class A .....................           70              73           --(1)           50            110
  Distribution and service fees, Class B ....           --              --           --              --              8
  Distribution and service fees, Class C ....          413              10           --(1)            1             21
  Administration fees .......................          124              26           --(1)           19             43
  Transfer agent fees and expenses ..........          300              19           --(1)            7             34
  Custodian fees ............................           14              15            1               4             44
  Printing fees and expenses ................           52              10           --(1)            6             15
  Professional fees .........................           12              16            5              16             20
  Registration fees .........................           27              21            6              19             15
  Excise tax expense ........................           19              --           --              --             --
  Trustees fees and expenses ................           15               3           --(1)           --(1)           5
  Miscellaneous .............................           20               5           --(1)            3              9
                                                 ---------        --------        -----        --------       --------
    Total expenses ..........................        1,204             395           13             325          1,028
  Dividends on short sales ..................           --              --           --              --            755
  Prime broker interest expense .............           --              --           --              --            303
  Less expenses reimbursed by investment
    adviser .................................         (426)            (13)         (12)            (25)          (174)
                                                 ---------        --------        -----        --------       --------
    Net expenses ............................          778             382            1             300          1,912
                                                 ---------        --------        -----        --------       --------
  NET INVESTMENT INCOME (LOSS) ..............        1,426             771            7             924         (1,089)
                                                 =========        ========        =====        ========       ========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on investments ...      (13,729)         (7,936)           8         (15,805)       (37,843)
  Net realized gain (loss) on investments
    from affiliated funds ...................      (27,583)             --           --              --             --
  Net realized gain (loss) on securities
    sold short ..............................           --              --           --              --         31,267
  Net realized gain (loss) on foreign
    currency transactions ...................           --              (2)          --             (34)            48
  Capital gain distributions received from
    affiliated funds ........................          354              --           --              --             --
  Net change in unrealized appreciation
    (depreciation) on investments ...........      (28,279)        (10,953)          87         (11,511)         7,367
  Net change in unrealized appreciation
    (depreciation) on investments from
    affiliated funds ........................      (45,190)             --           --              --             --
  Net change in unrealized appreciation
    (depreciation) on securities sold
    short ...................................           --              --           --              --          4,254
  Net change in unrealized appreciation
    (depreciation) on foreign currency
    translations ............................           --               2           --              (1)           (30)
                                                 ---------        --------        -----        --------       --------
NET GAIN (LOSS) ON INVESTMENTS ..............     (114,427)        (18,889)          95         (27,351)         5,063
                                                 ---------        --------        -----        --------       --------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ...............     (113,001)        (18,118)         102         (26,427)         3,974
                                                 =========        ========        =====        ========       ========

(1)  Amount is less than $500 (not reported in thousands)

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                      STATEMENTS OF OPERATIONS (CONTINUED)
                         SIX MONTHS ENDED MARCH 31, 2009
                                   (UNAUDITED)

(Reported in thousands)

                                                  ASSET ALLOCATION
                                                       FUNDS                  FIXED INCOME FUNDS
                                                -------------------   ----------------------------------
                                                 WEALTH     WEALTH                    CA
                                                 BUILDER   GUARDIAN               TAX-EXEMPT   CORE BOND
                                                  FUND       FUND     BOND FUND    BOND FUND      FUND
                                                --------   --------   ---------   ----------   ---------
INVESTMENT INCOME
  Dividends .................................   $      3   $     1     $    21     $     7      $    6
  Income distributions received from
    affiliated funds ........................        873       577          --          --          --
  Security lending ..........................         --        --          --          --          --(1)
  Interest ..................................         --        --       4,316       1,441       1,611
                                                --------   -------     -------     -------      ------
    Total investment income .................        876       578       4,337       1,448       1,617
                                                --------   -------     -------     -------      ------
EXPENSES
  Investment advisory fee ...................         36        18         405         130         121
  Service fees, Class A .....................         --        --          27          41          64
  Distribution and service fees, Class B ....         --        --          20          --           5
  Distribution and service fees, Class C ....        144        63          18          --           8
  Administration fees .......................         30        15          69          25          23
  Transfer agent fees and expenses ..........         81        20          38          15          50
  Custodian fees ............................          4         1          15           4           9
  Printing fees and expenses ................         21         7          25           8           8
  Professional fees .........................         19         9          26          29          15
  Registration fees .........................         16        13          20          12          17
  Trustees fees and expenses ................          4         2           8           3           3
  Miscellaneous .............................         26         3          13           4           5
                                                --------   -------     -------     -------      ------
    Total expenses ..........................        381       151         684         271         328
  Less expenses reimbursed by investment
    adviser .................................         --        --        (123)        (57)        (48)
                                                --------   -------     -------     -------      ------
    Net expenses ............................        381       151         561         214         280
                                                --------   -------     -------     -------      ------
  NET INVESTMENT INCOME (LOSS) ..............        495       427       3,776       1,234       1,337
                                                --------   -------     -------     -------      ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on investments ...         --        --        (816)        190      (1,481)
  Net realized gain (loss) on investments
    from affiliated funds ...................     (4,472)   (1,519)         --          --          --
  Capital gain distributions received from
    affiliated funds ........................         33         9          --          --          --
  Net change in unrealized appreciation
    (depreciation) on investments ...........         --        --          52        (250)       (728)
  Net change in unrealized appreciation
    (depreciation) on investments from
    affiliated funds ........................    (17,430)   (7,172)         --          --          --
                                                --------   -------     -------     -------      ------
NET GAIN (LOSS) ON INVESTMENTS ..............    (21,869)   (8,682)       (764)        (60)     (2,209)
                                                --------   -------     -------     -------      ------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................    (21,374)   (8,255)      3,012       1,174        (872)
                                                ========   =======     =======     =======      ======

(1) Amount is less than $500 (not reported in thousands)

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                      STATEMENTS OF OPERATIONS (CONTINUED)
                         SIX MONTHS ENDED MARCH 31, 2009
                                   (UNAUDITED)

(Reported in thousands)

                                                                                                                  INTERNATIONAL
                                                                     FIXED INCOME FUNDS                               FUND
                                                -------------------------------------------------------------  ------------------
                                                HIGH YIELD  MONEY MARKET  MULTI-SECTOR FIXED  SENIOR FLOATING        GLOBAL
                                                   FUND         FUND          INCOME FUND        RATE FUND     OPPORTUNITIES FUND
                                                ----------  ------------  ------------------  ---------------  ------------------
INVESTMENT INCOME
  Dividends .................................    $     55        $ --         $     17           $    --            $    749
  Interest ..................................       4,309         665            4,602               711                  --
  Security lending ..........................           5          --               --                --                  14
  Foreign taxes withheld ....................          --          --               (1)               --                 (34)
                                                 --------        ----         --------           -------            --------
    Total investment income .................       4,369         665            4,618               711                 729
                                                 --------        ----         --------           -------            --------
EXPENSES
  Investment advisory fee ...................         256         164              263                50                 230
  Service fees, Class A .....................          96          --               87                20                  65
  Distribution and service fees, Class B ....           5          --               51                --                   7
  Distribution and service fees, Class C ....           5          --               78                 1                   4
  Administration fees .......................          33          14               40                 6                  23
  Transfer agent fees and expenses ..........          96          77               80                 2                  72
  Custodian fees ............................           6           9               16                 2                  70
  Printing fees and expenses ................          11          19               13                 3                   9
  Professional fees .........................          19          27               19                19                  21
  Registration fees .........................          18          23               17                31                  17
  Trustees fees and expenses ................           4           4                5                 1                   3
  Miscellaneous .............................           7          27               11                 2                   5
                                                 --------        ----         --------           -------            --------
    Total expenses ..........................         556         364              680               137                 526
  Less expenses reimbursed by investment
    adviser .................................          --          --               --               (35)                 --
                                                 --------        ----         --------           -------            --------
    Net expenses ............................         556         364              680               102                 526
                                                 --------        ----         --------           -------            --------
  NET INVESTMENT INCOME (LOSS) ..............       3,813         301            3,938               609                 203
                                                 ========        ====         ========           =======            ========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on investments ...     (19,072)          5           (7,575)               --(1)          (32,499)
  Net realized gain (loss) on foreign
    currency transactions ...................          --          --               61                --                (381)
  Net change in unrealized appreciation
    (depreciation) on investments ...........       4,190          --           (7,522)           (1,555)              8,499
  Net change in unrealized appreciation
    (depreciation) on foreign currency
    translations ............................          --          --              (68)               --                  10
                                                 --------        ----         --------           -------            --------
NET GAIN (LOSS) ON INVESTMENTS ..............     (14,882)          5          (15,104)           (1,555)            (24,371)
                                                 --------        ----         --------           -------            --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................     (11,069)        306          (11,166)             (946)            (24,168)
                                                 ========        ====         ========           =======            ========

(1) Amount is less than $500 (not reported in thousands)

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

($ Reported in thousands)

                                                                                                      ALTERNATIVE FUNDS
                                                                                             ----------------------------------
                                                                                                 ALTERNATIVES DIVERSIFIER FUND
                                                                                             ----------------------------------
                                                                                               SIX-MONTHS
                                                                                                  ENDED            YEAR
                                                                                             MARCH 31, 2009        ENDED
                                                                                               (UNAUDITED)   SEPTEMBER 30, 2008
                                                                                             --------------  ------------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) .............................................................     $   1,426         $  1,680
Net realized gain (loss) .................................................................       (40,958)         (11,467)
Net change in unrealized appreciation (depreciation) .....................................       (73,469)         (31,590)
                                                                                               ---------         --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................      (113,001)         (41,377)
                                                                                               ---------         --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ...........................................................        (1,552)          (2,102)
Net investment income, Class B ...........................................................            --               --
Net investment income, Class C ...........................................................          (433)            (621)
Net investment income, Class I ...........................................................            --               --
Net realized short-term gains, Class A ...................................................            --               --
Net realized short-term gains, Class B ...................................................            --               --
Net realized short-term gains, Class C ...................................................            --               --
Net realized short-term gains, Class I ...................................................            --               --
Net realized long-term gains, Class A ....................................................            --               --
Net realized long-term gains, Class B ....................................................            --               --
Net realized long-term gains, Class C ....................................................            --               --
Net realized long-term gains, Class I ....................................................            --               --
                                                                                               ---------         --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ................................        (1,985)          (2,723)
                                                                                               ---------         --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A ....................................       (48,355)         186,633
Change in net assets from share transactions, Class B ....................................            --               --
Change in net assets from share transactions, Class C ....................................       (12,097)          84,762
Change in net assets from share transactions, Class I ....................................            --               --
                                                                                               ---------         --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ................................       (60,452)         271,395

NET INCREASE (DECREASE) IN NET ASSETS ....................................................      (175,438)         227,295

NET ASSETS
Beginning of period ......................................................................       405,258          177,963
                                                                                               ---------         --------
END OF PERIOD ............................................................................     $ 229,820         $405,258
                                                                                               =========         ========
Accumulated undistributed net investment income (loss) at end of period ..................     $    (143)        $    416

                        See Notes to Financial Statements

                                                        ALTERNATIVE FUNDS
---------------------------------------------------------------------------------------------------------------------------------
                                     GLOBAL REAL ESTATE       INTERNATIONAL REAL ESTATE
    GLOBAL INFRASTRUCTURE FUND        SECURITIES FUND              SECURITIES FUND                     MARKET NEUTRAL FUND
----------------------------------  -------------------  ------------------------------------  ----------------------------------
                                            FROM
  SIX-MONTHS                              INCEPTION         SIX-MONTHS            FROM           SIX-MONTHS
     ENDED            YEAR            MARCH 2, 2009 TO         ENDED           INCEPTION            ENDED            YEAR
MARCH 31, 2009        ENDED            MARCH 31, 2009     MARCH 31, 2009   OCTOBER 1, 2007 TO  MARCH 31, 2009        ENDED
  (UNAUDITED)   SEPTEMBER 30, 2008       (UNAUDITED)       (UNAUDITED)     SEPTEMBER 30, 2008    (UNAUDITED)   SEPTEMBER 30, 2008
--------------  ------------------  -------------------  ----------------  ------------------  --------------  ------------------


   $    771          $  1,638              $    7            $    924           $   562           $ (1,089)        $   (840)
     (7,938)              750                   8             (15,839)             (707)            (6,528)          (2,266)
    (10,951)          (16,286)                 87             (11,512)           (8,618)            11,591           (3,159)
   --------          --------              ------            --------           -------           --------         --------
    (18,118)          (13,898)                102             (26,427)           (8,763)             3,974           (6,265)
   --------          --------              ------            --------           -------           --------         --------


       (869)           (1,528)                 --                (792)             (214)                --             (914)
         --                --                  --                  --                --                 --              (20)
        (26)              (32)                 --                  (5)               (3)                --              (51)
         (2)               (1)                 --                  (1)               (2)                --               --
         --              (243)                 --                  --                --                 --               --
         --                --                  --                  --                --                 --               --
         --                (8)                 --                  --                --                 --               --
         --                --                  --                  --                --                 --               --
       (448)           (2,039)                 --                  --                --                 --               --
         --                --                  --                  --                --                 --               --
        (12)              (65)                 --                  --                --                 --               --
         (1)               --                  --                  --                --                 --               --
   --------          --------              ------            --------           -------           --------         --------
     (1,358)           (3,916)                 --                (798)             (219)                --             (985)
   --------          --------              ------            --------           -------           --------         --------


      2,139            35,041                 800              (3,983)           69,745            (58,874)          71,472
         --                --                  --                  --                --               (282)            (836)
      2,083               372                 100                 214               252               (898)          (1,806)
        127               101                 100                   1               102                 --               --
   --------          --------              ------            --------           -------           --------         --------
      4,349            35,514               1,000              (3,768)           70,099            (60,054)          68,830

    (15,127)           17,700               1,102             (30,993)           61,117            (56,080)          61,580


     77,602            59,902                  --              61,117                --            126,048           64,468
   --------          --------              ------            --------           -------           --------         --------
   $ 62,475          $ 77,602              $1,102            $ 30,124           $61,117           $ 69,968         $126,048
   ========          ========              ======            ========           =======           ========         ========
   $    (46)         $     80              $    7            $    456           $   330           $ (1,112)        $    (23)

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

($ Reported in thousands)

                                                                                             ASSET ALLOCATION FUNDS
                                                                                       ----------------------------------
                                                                                              WEALTH BUILDER FUND
                                                                                       ----------------------------------
                                                                                         SIX-MONTHS
                                                                                            ENDED            YEAR
                                                                                       MARCH 31, 2009        ENDED
                                                                                         (UNAUDITED)   SEPTEMBER 30, 2008
                                                                                       --------------  ------------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ........................................................     $    495         $   1,329
Net realized gain (loss) ............................................................       (4,439)            3,310
Net change in unrealized appreciation (depreciation) ................................      (17,430)          (29,159)
                                                                                          --------         ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................      (21,374)          (24,520)
                                                                                          --------         ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ......................................................         (373)           (1,078)
Net investment income, Class B ......................................................           --                --
Net investment income, Class C ......................................................         (239)             (909)
Net investment income, Class I ......................................................           --                --
Net realized short-term gains, Class A ..............................................           --               (98)
Net realized short-term gains, Class B ..............................................           --                --
Net realized short-term gains, Class C ..............................................           --              (127)
Net realized short-term gains, Class I ..............................................           --                --
Net realized long-term gains, Class A ...............................................         (558)             (671)
Net realized long-term gains, Class B ...............................................           --                --
Net realized long-term gains, Class C ...............................................         (625)             (864)
Net realized long-term gains, Class I ...............................................           --                --
                                                                                          --------         ---------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...........................       (1,795)           (3,747)
                                                                                          --------         ---------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A ...............................        1,119            (4,741)
Change in net assets from share transactions, Class B ...............................           --                --
Change in net assets from share transactions, Class C ...............................       (2,588)          (11,433)
Change in net assets from share transactions, Class I ...............................           --                --
                                                                                          --------         ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...........................       (1,469)          (16,174)

NET INCREASE (DECREASE) IN NET ASSETS ...............................................      (24,638)          (44,441)

NET ASSETS
Beginning of period .................................................................       91,403           135,844
                                                                                          --------         ---------
END OF PERIOD .......................................................................     $ 66,765         $  91,403
                                                                                          ========         =========
Accumulated undistributed net investment income (loss) at end of period .............     $    257         $     374

                        See Notes to Financial Statements

    ASSET ALLOCATION FUNDS                                          FIXED INCOME FUNDS
-----------------------------  -------------------------------------------------------------------------------------------
     WEALTH GUARDIAN FUND                 BOND FUND              CA TAX-EXEMPT BOND FUND             CORE BOND FUND
-----------------------------  -----------------------------  -----------------------------  -----------------------------
  SIX-MONTHS        YEAR         SIX-MONTHS        YEAR         SIX-MONTHS        YEAR         SIX-MONTHS        YEAR
     ENDED          ENDED           ENDED          ENDED           ENDED          ENDED           ENDED         ENDED
MARCH 31, 2009  SEPTEMBER 30,  MARCH 31, 2009  SEPTEMBER 30,  MARCH 31, 2009  SEPTEMBER 30,  MARCH 31, 2009  SEPTEMBER 30,
  (UNAUDITED)       2008         (UNAUDITED)       2008         (UNAUDITED)       2008         (UNAUDITED)       2008
--------------  -------------  --------------  -------------  --------------  -------------  --------------  -------------


   $    427       $  1,109        $  3,776       $  5,126         $ 1,234        $ 2,629        $ 1,337        $ 2,841
     (1,510)           799            (816)        (3,840)            190             95         (1,481)            (6)
     (7,172)       (11,257)             52         (4,696)           (250)        (3,791)          (728)        (4,194)
   --------       --------        --------       --------         -------        -------        -------        -------
     (8,255)        (9,349)          3,012         (3,410)          1,174         (1,067)          (872)        (1,359)
   --------       --------        --------       --------         -------        -------        -------        -------


       (396)          (655)           (502)        (1,186)           (697)        (1,423)        (1,416)        (2,836)
         --             --             (81)          (152)             --             --            (24)           (57)
       (280)          (467)            (73)           (87)             --             --            (39)           (56)
         --             --          (3,274)        (3,747)           (541)        (1,183)            --             --
         --            (27)             --             --              --             --             --             --
         --             --              --             --              --             --             --             --
         --            (28)             --             --              --             --             --             --
         --             --              --             --              --             --             --             --
        (76)          (228)             --             --             (22)            --             --             --
         --             --              --             --              --             --             --             --
        (69)          (237)             --             --              --             --             --             --
         --             --              --             --             (15)            --             --             --
   --------       --------        --------       --------         -------        -------        -------        -------
       (821)        (1,642)         (3,930)        (5,172)         (1,275)        (2,606)        (1,479)        (2,949)
   --------       --------        --------       --------         -------        -------        -------        -------


     (1,549)          (825)         (2,445)        (4,000)         (1,786)        (2,878)        (1,711)        (3,707)
         --             --            (127)           (19)             --             --           (223)          (307)
     (2,440)        (4,951)          1,993          1,445              --             --            600            271
         --             --         (12,091)        96,774          (2,262)         1,270             --             --
   --------       --------        --------       --------         -------        -------        -------        -------
     (3,989)        (5,776)        (12,670)        94,200          (4,048)        (1,608)        (1,334)        (3,743)

    (13,065)       (16,767)        (13,588)        85,618          (4,149)        (5,281)        (3,685)        (8,051)


     45,295         62,062         172,567         86,949          62,090         67,371         57,943         65,994
   --------       --------        --------       --------         -------        -------        -------        -------
   $ 32,230       $ 45,295        $158,979       $172,567         $57,941        $62,090        $54,258        $57,943
   ========       ========        ========       ========         =======        =======        =======        =======
   $    148       $    397        $   (104)      $     50         $    54        $    58        $   (70)       $    72

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

($ Reported in thousands)

                                                                                            FIXED INCOME FUNDS
                                                                                   -----------------------------------
                                                                                             HIGH YIELD FUND
                                                                                   -----------------------------------
                                                                                     SIX-MONTHS
                                                                                        ENDED              YEAR
                                                                                   MARCH 31, 2009          ENDED
                                                                                     (UNAUDITED)    SEPTEMBER 30, 2008
                                                                                   --------------   ------------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ...................................................      $  3,813          $   8,463
Net realized gain (loss) .......................................................       (19,072)           (12,778)
Net change in unrealized appreciation (depreciation) ...........................         4,190             (9,575)
                                                                                      --------          ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................       (11,069)           (13,890)
                                                                                      --------          ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A .................................................        (3,786)            (8,449)
Net investment income, Class B .................................................           (45)              (130)
Net investment income, Class C .................................................           (50)              (123)
Net investment income, Class I .................................................            --                 --
Net realized short-term gains, Class A .........................................            --                 --
Net realized short-term gains, Class B .........................................            --                 --
Net realized short-term gains, Class C .........................................            --                 --
Net realized short-term gains, Class I .........................................            --                 --
Net realized long-term gains, Class A ..........................................            --                 --
Net realized long-term gains, Class B ..........................................            --                 --
Net realized long-term gains, Class C ..........................................            --                 --
Net realized long-term gains, Class I ..........................................            --                 --
                                                                                      --------          ---------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ......................        (3,881)            (8,702)
                                                                                      --------          ---------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A ..........................          (598)           (10,410)
Change in net assets from share transactions, Class B ..........................          (334)              (882)
Change in net assets from share transactions, Class C ..........................          (110)              (256)
Change in net assets from share transactions, Class I ..........................            --                 --
                                                                                      --------          ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ......................        (1,042)           (11,548)

NET INCREASE (DECREASE) IN NET ASSETS ..........................................       (15,992)           (34,140)

NET ASSETS
Beginning of period ............................................................        95,738            129,878
                                                                                      --------          ---------
END OF PERIOD ..................................................................      $ 79,746          $  95,738
                                                                                      ========          =========
Accumulated undistributed net investment income (loss) at end of period ........      $     10          $      78

(1) Amount is less than $500 (not reported in thousands)

                        See Notes to Financial Statements

                                       FIXED INCOME FUNDS                                                INTERNATIONAL FUND
------------------------------------------------------------------------------------------------   ------------------------------
       MONEY MARKET FUND         MULTI-SECTOR FIXED INCOME FUND      SENIOR FLOATING RATE FUND        GLOBAL OPPORTUNITIES FUND
------------------------------   ------------------------------   ------------------------------   ------------------------------
  SIX-MONTHS         YEAR          SIX-MONTHS         YEAR          SIX-MONTHS         YEAR          SIX-MONTHS         YEAR
    ENDED            ENDED            ENDED           ENDED            ENDED           ENDED            ENDED           ENDED
MARCH 31, 2009   SEPTEMBER 30,   MARCH 31, 2009   SEPTEMBER 30,   MARCH 31, 2009   SEPTEMBER 30,   MARCH 31, 2009   SEPTEMBER 30,
  (UNAUDITED)         2008         (UNAUDITED)         2008         (UNAUDITED)         2008         (UNAUDITED)         2008
--------------   -------------   --------------   -------------   --------------   -------------   --------------   -------------


   $   301         $  2,688         $  3,938        $  8,759         $   609          $   632         $    203       $  1,327
         5               16           (7,514)           (111)             --(1)           (29)         (32,880)        (1,893)
        --               --           (7,590)        (21,652)         (1,555)            (931)           8,509        (34,463)
   -------         --------         --------        --------         -------          -------         --------       --------
       306            2,704          (11,166)        (13,004)           (946)            (328)         (24,168)       (35,029)
   -------         --------         --------        --------         -------          -------         --------       --------

      (301)          (2,676)          (3,438)         (6,796)           (508)            (587)            (729)          (880)
        --               --             (466)           (782)             --               --              (16)            (8)
        --               --             (709)         (1,112)             (9)              (8)              (9)            (4)
        --               --               --              --              (7)              (9)              --             --
        --              (11)              --              --              --               --               --            (23)
        --               --               --              --              --               --               --             (1)
        --               --               --              --              --               --               --             --(1)
        --               --               --              --              --               --               --             --
        --               --               --              --              --               --               --         (2,150)
        --               --               --              --              --               --               --            (93)
        --               --               --              --              --               --               --            (38)
        --               --               --              --              --               --               --             --
   -------         --------         --------        --------         -------          -------         --------       --------
      (301)          (2,687)          (4,613)         (8,690)           (524)            (604)            (754)        (3,197)
   -------         --------         --------        --------         -------          -------         --------       --------

    (9,503)         (11,302)         (10,254)         (8,269)         23,289           15,246           (3,245)        (7,662)
        --               --              493             (75)             --               --             (520)        (1,263)
        --               --            5,118            (761)            373              379             (126)          (103)
        --               --               --              --               7              247               --             --
   -------         --------         --------        --------         -------          -------         --------       --------
    (9,503)         (11,302)          (4,643)         (9,105)         23,669           15,872           (3,891)        (9,028)

    (9,498)         (11,285)         (20,422)        (30,799)         22,199           14,940          (28,813)       (47,254)


    85,534           96,819          117,541         148,340          14,940               --           76,531        123,785
   -------         --------         --------        --------         -------          -------         --------       --------
   $76,036         $ 85,534         $ 97,119        $117,541         $37,139          $14,940         $ 47,718       $ 76,531
   =======         ========         ========        ========         =======          =======         ========       ========
   $    25         $     25         $  1,012        $  1,687         $   113          $    28         $     96       $    647

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                                 NET                CAPITAL GAIN
                                ASSET       NET    DISTRIBUTIONS      NET        TOTAL      DIVIDENDS  DISTRIBUTIONS
                                VALUE,  INVESTMENT RECEIVED FROM REALIZED AND    FROM       FROM NET      FROM NET
                              BEGINNING   INCOME     AFFILIATED   UNREALIZED  INVESTMENT   INVESTMENT     REALIZED       TOTAL
                              OF PERIOD   (LOSS)       FUNDS      GAIN (LOSS) OPERATIONS     INCOME        GAINS     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
ALTERNATIVES DIVERSIFIER FUND
CLASS A
10/1/08 to 3/31/09(13)          $10.62   $0.05(2)     $0.01(2)     $(3.05)      $(2.99)     $(0.07)      $   --         $(0.07)
10/1/07 to 9/30/08               11.80    0.10(2)      0.11(2)      (1.25)       (1.04)      (0.14)          --          (0.14)
8/1/07 to 9/30/07                11.15    0.03(2)        --          0.69         0.72       (0.01)       (0.06)         (0.07)
8/1/06 to 7/31/07                10.63    0.18(2)      0.13(2)       0.41(9)      0.72       (0.20)          --(5)       (0.20)
11/30/05(6) to 7/31/06           10.00    0.08(2)      0.02(2)       0.57         0.67       (0.04)          --          (0.04)

CLASS C
10/1/08 to 3/31/09(13)          $10.50   $0.02(2)     $0.01(2)     $(3.01)      $(2.98)     $(0.04)      $   --         $(0.04)
10/1/07 to 9/30/08               11.70    0.02(2)      0.12(2)      (1.27)       (1.13)      (0.07)          --          (0.07)
8/1/07 to 9/30/07                11.07    0.02(2)        --          0.68         0.70       (0.01)       (0.06)         (0.07)
8/1/06 to 7/31/07                10.58    0.11(2)      0.14(2)       0.38(9)      0.63       (0.14)          --(5)       (0.14)
11/30/05(6) to 7/31/06           10.00    0.03(2)      0.04(2)       0.54         0.61       (0.03)          --          (0.03)

                                 NET
                                ASSET       NET         NET          TOTAL     DIVIDENDS DISTRIBUTIONS
                                VALUE,  INVESTMENT  REALIZED AND     FROM      FROM NET     FROM NET
                              BEGINNING   INCOME     UNREALIZED   INVESTMENT  INVESTMENT    REALIZED       TOTAL
                              OF PERIOD  (LOSS)(2)  GAIN (LOSS)   OPERATIONS    INCOME       GAINS     DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------
GLOBAL INFRASTRUCTURE FUND
CLASS A
10/1/08 to 3/31/09(13)          $10.91    $ 0.11      $(2.66)       $(2.55)     $(0.14)     $(0.08)       $(0.22)
10/1/07 to 9/30/08               13.70      0.31       (2.31)        (2.00)      (0.28)      (0.51)        (0.79)
5/1/07 to 9/30/07                13.66      0.18        0.23          0.41       (0.23)      (0.14)        (0.37)
5/1/06 to 4/30/07                10.60      0.44        3.03          3.47       (0.41)         --         (0.41)
5/1/05 to 4/30/06                10.13      0.42        0.44          0.86       (0.39)         --         (0.39)
12/30/04(6) to 4/30/05           10.00      0.13        0.08          0.21       (0.08)         --         (0.08)

CLASS C
10/1/08 to 3/31/09(13)          $10.89    $ 0.07      $(2.66)       $(2.59)     $(0.10)     $(0.08)       $(0.18)
10/1/07 to 9/30/08               13.66      0.23       (2.31)        (2.08)      (0.18)      (0.51)        (0.69)
5/1/07 to 9/30/07                13.62      0.14        0.22          0.36       (0.18)      (0.14)        (0.32)
5/1/06 to 4/30/07                10.57      0.37        3.01          3.38       (0.33)         --         (0.33)
5/1/05 to 4/30/06                10.12      0.35        0.43          0.78       (0.33)         --         (0.33)
12/30/04(6) to 4/30/05           10.00      0.12        0.07          0.19       (0.07)         --         (0.07)

CLASS I
10/1/08 to 3/31/09(13)          $10.90    $ 0.11      $(2.65)       $(2.54)     $(0.15)     $(0.08)       $(0.23)
6/6/08(6) to 9/30/08             13.41      0.07       (2.40)        (2.33)      (0.18)         --         (0.18)

GLOBAL REAL ESTATE SECURITIES
 FUND
CLASS A
3/2/09 to 3/31/09(13)           $10.00    $ 0.08      $ 0.94        $ 1.02      $   --      $   --        $   --

CLASS C
3/2/09 to 3/31/09(13)           $10.00    $ 0.07      $ 0.94        $ 1.01      $   --      $   --        $   --

CLASS I
3/2/09 to 3/31/09(13)           $10.00    $ 0.08      $ 0.94        $ 1.02      $   --      $   --        $   --

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                           RATIO OF GROSS     RATIO OF
                                                               EXPENSES         NET
            NET                    NET      RATIO OF NET     TO AVERAGE     INVESTMENT
           ASSET                 ASSETS,      OPERATING      NET ASSETS        INCOME
CHANGE IN VALUE,                 END OF      EXPENSES TO       (BEFORE       (LOSS) TO  PORTFOLIO
NET ASSET END OF   TOTAL         PERIOD      AVERAGE NET     WAIVERS AND    AVERAGE NET TURNOVER
  VALUE   PERIOD RETURN(1)   (IN THOUSANDS)   ASSETS(8)  REIMBURSEMENTS)(8)    ASSETS     RATE
-------------------------------------------------------------------------------------------------


 $(3.06)  $ 7.56 (28.18)%(4)    $143,601      0.30%(3)         0.60%(3)       1.28%(3)    14%(4)
  (1.18)   10.62  (8.94)         267,294      0.31             0.52           0.89        32
   0.65    11.80   6.45(4)       109,620      0.34(3)          0.54(3)        1.74(3)     18(4)
   0.52    11.15   6.76           95,230      0.26             0.51           1.61        11
   0.63    10.63   6.72(4)         1,231      0.20(3)         31.52(3)        1.11(3)     81(4)


 $(3.02)  $ 7.48 (28.45)%(4)    $ 86,219      1.05%(3)         1.35%(3)       0.58%(3)    14%(4)
  (1.20)   10.50  (9.71)         137,964      1.06             1.27           0.14        32
   0.63    11.70   6.32(4)        68,343      1.09(3)          1.29(3)        0.99(3)     18(4)
   0.49    11.07   6.01           60,669      1.01             1.26           0.93        11
   0.58    10.58   6.16(4)           581      0.95(3)         46.88(3)        0.38(3)     81(4)

                                                           RATIO OF GROSS     RATIO OF
                                                               EXPENSES         NET
            NET                    NET      RATIO OF NET     TO AVERAGE     INVESTMENT
           ASSET                 ASSETS,      OPERATING      NET ASSETS        INCOME
CHANGE IN VALUE,                 END OF      EXPENSES TO       (BEFORE       (LOSS) TO  PORTFOLIO
NET ASSET END OF   TOTAL         PERIOD      AVERAGE NET     WAIVERS AND    AVERAGE NET TURNOVER
  VALUE   PERIOD RETURN(1)   (IN THOUSANDS)   ASSETS(8)  REIMBURSEMENTS)(8)    ASSETS     RATE
-------------------------------------------------------------------------------------------------


 $(2.77)  $ 8.14 (23.60)%(4)    $58,854      1.25%(3)(7)       1.28%(3)       2.58%(3)    29%(4)
  (2.79)   10.91 (15.63)         75,664      1.15              1.22           2.39        60
   0.04    13.70   3.02(4)       57,938      1.19(3)           1.25(3)        3.23(3)     29(4)
   3.06    13.66  33.74          51,190      1.17              1.40           3.64        21
   0.47    10.60   8.66          14,298      1.15              2.72           4.06        40
   0.13    10.13   2.09(4)        6,163      1.15(3)           5.59(3)        3.81(3)     17(4)


 $(2.77)  $ 8.12 (23.94)%(4)    $ 3,438      2.00%(3)(7)       2.04%(3)       2.66%(3)    29%(4)
  (2.77)   10.89 (16.18)          1,856      1.90              1.97           1.72        60
   0.04    13.66   2.72(4)        1,964      1.95(3)           2.00(3)        2.47(3)     29(4)
   3.05    13.62  32.55           1,769      1.91              2.19           3.11        21
   0.45    10.57   7.87           1,108      1.90              3.54           3.38        40
   0.12    10.12   1.88(4)          330      1.90(3)           8.16(3)        3.58(3)     17(4)


 $(2.77)  $ 8.13 (23.53)%(4)    $   183      1.00%(3)(7)       1.03%(3)       2.46%(3)    29%(4)
  (2.51)   10.90 (17.51)(4)          82      0.90(3)           1.01(3)        1.83(3)     60(4)


 $ 1.02   $11.02  10.20%(4)     $   882      1.40%(3)         16.77%(3)       8.97%(3)     4%(4)


 $ 1.01   $11.01  10.10%(4)     $   110      2.15%(3)         17.52%(3)       8.22%(3)     4%(4)


 $ 1.02   $11.02  10.20%(4)     $   110      1.15%(3)         16.52%(3)       9.22%(3)     4%(4)

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                                 NET
                                ASSET       NET         NET          TOTAL     DIVIDENDS DISTRIBUTIONS
                                VALUE,  INVESTMENT  REALIZED AND     FROM      FROM NET     FROM NET
                              BEGINNING   INCOME     UNREALIZED   INVESTMENT  INVESTMENT    REALIZED       TOTAL
                              OF PERIOD  (LOSS)(2)  GAIN (LOSS)   OPERATIONS    INCOME       GAINS     DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL REAL ESTATE
 SECURITIES FUND
CLASS A
10/1/08 to 3/31/09(13)          $ 6.72     $0.10      $(2.95)       $(2.85)     $(0.08)       $--         $(0.08)
10/1/07(6) to 9/30/08            10.00      0.21       (3.32)        (3.11)      (0.17)        --          (0.17)

CLASS C
10/1/08 to 3/31/09(13)          $ 6.70     $0.10      $(2.96)       $(2.86)     $(0.06)       $--         $(0.06)
10/1/07(6) to 9/30/08            10.00      0.20       (3.38)        (3.18)      (0.12)        --          (0.12)

CLASS I
10/1/08 to 3/31/09(13)          $ 6.72     $0.11      $(2.95)       $(2.84)     $(0.09)       $--         $(0.09)
10/1/07(6) to 9/30/08            10.00      0.25       (3.35)        (3.10)      (0.18)        --          (0.18)

                                 NET
                                ASSET       NET          NET         TOTAL     DIVIDENDS
                                VALUE,  INVESTMENT  REALIZED AND     FROM      FROM NET                  CHANGE IN
                              BEGINNING   INCOME     UNREALIZED   INVESTMENT  INVESTMENT     TOTAL       NET ASSET
                              OF PERIOD  (LOSS)(2)  GAIN (LOSS)   OPERATIONS    INCOME   DISTRIBUTIONS     VALUE
--------------------------------------------------------------------------------------------------------------------
MARKET NEUTRAL FUND
CLASS A
10/1/08 to 3/31/09(13)          $ 9.81    $(0.11)     $ 0.59        $ 0.48      $   --      $   --        $ 0.48
10/1/07 to 9/30/08               10.53     (0.09)      (0.47)        (0.56)      (0.16)      (0.16)        (0.72)
11/1/06 to 9/30/07               11.19      0.14       (0.58)        (0.44)      (0.22)      (0.22)        (0.66)
11/1/05 to 10/31/06              11.87      0.12       (0.80)        (0.68)         --          --         (0.68)
11/1/04 to 10/31/05              11.51     (0.03)       0.39          0.36          --          --          0.36
11/1/03 to 10/31/04              11.39     (0.16)       0.28          0.12          --          --          0.12
11/1/02 to 10/31/03              12.09     (0.23)      (0.47)        (0.70)         --          --         (0.70)

CLASS B
10/1/08 to 3/31/09(13)          $ 9.47    $(0.14)     $ 0.57        $ 0.43      $   --      $   --        $ 0.43
10/1/07 to 9/30/08               10.17     (0.12)      (0.49)        (0.61)      (0.09)      (0.09)        (0.70)
11/1/06 to 9/30/07               10.80      0.08       (0.57)        (0.49)      (0.14)      (0.14)        (0.63)
11/1/05 to 10/31/06              11.55      0.02       (0.77)        (0.75)         --          --         (0.75)
11/1/04 to 10/31/05              11.28     (0.13)       0.40          0.27          --          --          0.27
11/1/03 to 10/31/04              11.24     (0.24)       0.28          0.04          --          --          0.04
11/1/02 to 10/31/03              12.02     (0.31)      (0.47)        (0.78)         --          --         (0.78)

CLASS C
10/1/08 to 3/31/09(13)          $ 9.43    $(0.14)     $ 0.56        $ 0.42      $   --      $   --        $ 0.42
10/1/07 to 9/30/08               10.12     (0.12)      (0.49)        (0.61)      (0.08)      (0.08)        (0.69)
11/1/06 to 9/30/07               10.75      0.07       (0.56)        (0.49)      (0.14)      (0.14)        (0.63)
11/1/05 to 10/31/06              11.49      0.02       (0.76)        (0.74)         --          --         (0.74)
11/1/04 to 10/31/05              11.22     (0.11)       0.38          0.27          --          --          0.27
11/1/03 to 10/31/04              11.18     (0.24)       0.28          0.04          --          --          0.04
11/1/02 to 10/31/03              11.96     (0.31)      (0.47)        (0.78)         --          --         (0.78)

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                           RATIO OF GROSS     RATIO OF
                                                              EXPENSES          NET
            NET                    NET                       TO AVERAGE      INVESTMENT
           ASSET                 ASSETS,    RATIO OF NET     NET ASSETS        INCOME
CHANGE IN VALUE,                 END OF      EXPENSES TO   (BEFORE WAIVERS   (LOSS) TO  PORTFOLIO
NET ASSET END OF   TOTAL         PERIOD      AVERAGE NET         AND        AVERAGE NET TURNOVER
  VALUE   PERIOD RETURN(1)   (IN THOUSANDS)    ASSETS      REIMBURSEMENTS)     ASSETS      RATE
-------------------------------------------------------------------------------------------------


 $(2.93)  $ 3.79 (42.56)%(4)     $29,822      1.50%(3)        1.62%(3)        4.61%(3)    29%(4)
  (3.28)    6.72  (31.46)         60,907      1.50            2.11            2.74         8


 $(2.92)  $ 3.78 (42.85)%(4)     $   263      2.25%(3)        2.37%(3)        4.84%(3)    29%(4)
  (3.30)    6.70  (32.09)            141      2.23            3.00            2.52         8


 $(2.93)  $ 3.79 (42.46)%(4)     $    39      1.25%(3)        1.38%(3)        4.87%(3)    29%(4)
  (3.28)    6.72  (31.32)             69      1.24            2.16            3.00         8

                                          RATIO OF NET  RATIO OF GROSS
                           RATIO OF NET     EXPENSES       EXPENSES
                             EXPENSES      (INCLUDING     (EXCLUDING
                            (INCLUDING      DIVIDENDS      DIVIDENDS
                             DIVIDENDS    AND INTEREST   AND INTEREST
                           AND INTEREST  ON SHORT SALES ON SHORT SALES    RATIO OF
 NET                NET   ON SHORT SALES     BEFORE          AFTER     NET INVESTMENT
ASSET             ASSETS,  AFTER EXPENSE     EXPENSE        EXPENSE        INCOME
VALUE,            END OF  REIMBURSEMENT) REIMBURSEMENT) REIMBURSEMENT)    (LOSS) TO   PORTFOLIO
END OF   TOTAL    PERIOD    TO AVERAGE     TO AVERAGE     TO AVERAGE     AVERAGE NET  TURNOVER
PERIOD RETURN(1)  (000S)    NET ASSETS     NET ASSETS     NET ASSETS       ASSETS       RATE
-----------------------------------------------------------------------------------------------


$10.29 4.89%(4)  $ 64,235    4.02%(3)       4.39%(3)       1.77%(3)      (2.27)%(3)    149%(4)
  9.81 (5.36)     119,387    3.49           3.84           1.81          (0.85)        285
 10.53 (3.86)(4)   54,630    3.56(3)        3.95(3)        1.91(3)        1.45(3)      394(4)
 11.19 (5.81)      89,054    3.63           3.63           2.19           1.04         285
 11.87 3.13       111,133    3.65           3.65           2.20          (0.26)        177
 11.51 1.05        70,892    3.42           3.42           2.21          (1.45)        175
 11.39 (5.79)      72,428    3.85           3.85           2.29          (2.08)        329


$ 9.90 4.54%(4)  $  1,465    4.86%(3)       5.23%(3)       2.52%(3)      (3.03)%(3)    149%(4)
  9.47 (6.04)       1,678    4.19           4.55           2.55          (1.19)        285
 10.17 (4.64)(4)    2,651    4.22(3)        4.63(3)        2.67(3)        0.82(3)      394(4)
 10.80 (6.41)       4,338    4.39           4.39           2.91           0.22         285
 11.55 2.39         7,859    4.36           4.36           2.90          (1.14)        177
 11.28 0.36        12,290    4.11           4.11           2.91          (2.15)        175
 11.24 (6.49)      16,359    4.50           4.50           2.99          (2.74)        329


$ 9.85 4.45%(4)  $  4,268    4.86%(3)       5.23%(3)       2.52%(3)      (3.01)%(3)    149%(4)
  9.43 (6.04)       4,983    4.19           4.55           2.55          (1.21)        285
 10.12 (4.57)(4)    7,187    4.27(3)        4.68(3)        2.68(3)        0.76(3)      394(4)
 10.75 (6.44)      18,377    4.41           4.41           2.92           0.19         285
 11.49 2.41        40,584    4.35           4.35           2.90          (0.97)        177
 11.22 0.36        25,779    4.12           4.12           2.91          (2.15)        175
 11.18 (6.44)      31,102    4.54           4.54           2.99          (2.77)        329

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                          NET
                         ASSET       NET      CAPITAL GAIN       NET         TOTAL    DIVIDENDS DISTRIBUTIONS
                         VALUE,  INVESTMENT   DISTRIBUTIONS  REALIZED AND    FROM     FROM NET    FROM NET
                       BEGINNING   INCOME     RECEIVED FROM   UNREALIZED  INVESTMENT INVESTMENT   REALIZED         TOTAL
                       OF PERIOD   (LOSS)   AFFILIATED FUNDS  GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS
                       --------- ---------- ---------------- ------------ ---------- ---------- ------------- -------------
WEALTH BUILDER FUND
CLASS A
10/1/08 to 3/31/09(13)   $ 9.95  $0.07(2)       $  --(5)        $(2.46)     $(2.39)    $(0.08)     $(0.13)       $(0.21)
10/1/07 to 9/30/08        12.81   0.18(2)        0.29(2)         (2.92)      (2.45)     (0.24)      (0.17)        (0.41)
8/1/07 to 9/30/07         12.91   0.02(2)          --             0.53        0.55      (0.03)      (0.62)        (0.65)
8/1/06 to 7/31/07         11.89   0.20(2)        0.60(2)          0.86        1.66      (0.42)      (0.22)        (0.64)
8/4/05 to 7/31/06         12.07   0.15(2)        0.12(2)          0.40        0.67      (0.16)      (0.69)        (0.85)
8/1/04 to 7/31/05         10.89   0.11(2)        0.07(2)          1.10        1.28      (0.10)         --(5)      (0.10)
8/1/03(6) to 7/31/04      10.00   0.12(2)        0.01(2)          0.86        0.99      (0.10)         --         (0.10)
CLASS C
10/1/08 to 3/31/09(13)   $ 9.88  $0.04(2)       $  --(5)        $(2.43)     $(2.39)    $(0.05)     $(0.13)       $(0.18)
10/1/07 to 9/30/08        12.74   0.09(2)        0.30(2)         (2.92)      (2.53)     (0.16)      (0.17)        (0.33)
8/1/07 to 9/30/07         12.85     --(2)(5)       --             0.54        0.54      (0.03)      (0.62)        (0.65)
8/1/06 to 7/31/07         11.84   0.10(2)        0.60(2)          0.86        1.56      (0.33)      (0.22)        (0.55)
8/4/05 to 7/31/06         12.02   0.06(2)        0.12(2)          0.40        0.58      (0.07)      (0.69)        (0.76)
8/1/04 to 7/31/05         10.86   0.02(2)        0.07(2)          1.10        1.19      (0.03)         --(5)      (0.03)
8/1/03(6) to 7/31/04      10.00   0.04(2)        0.01(2)          0.85        0.90      (0.04)         --         (0.04)
WEALTH GUARDIAN FUND
CLASS A
10/1/08 to 3/31/09(13)   $ 9.78  $0.11(2)       $  --(5)        $(1.90)     $(1.79)    $(0.18)     $(0.03)       $(0.21)
10/1/07 to 9/30/08        12.01   0.26(2)        0.19(2)         (2.32)      (1.87)    (0.26)       (0.10)        (0.36)
8/1/07 to 9/30/07         12.02   0.02(2)          --             0.40        0.42      (0.05)      (0.38)        (0.43)
8/1/06 to 7/31/07         11.31   0.27(2)        0.46(2)          0.59        1.32      (0.43)      (0.18)        (0.61)
8/4/05 to 7/31/06         11.61   0.22(2)        0.10(2)          0.18        0.50      (0.23)      (0.57)        (0.80)
8/1/04 to 7/31/05         10.74   0.17           0.06             0.81        1.04      (0.17)         --(5)      (0.17)
8/1/03(6) to 7/31/04      10.00   0.17             --(5)          0.74        0.91      (0.17)         --         (0.17)
CLASS C
10/1/08 to 3/31/09(13)   $ 9.75  $0.08(2)       $  --(5)        $(1.90)     $(1.82)    $(0.14)     $(0.03)       $(0.17)
10/1/07 to 9/30/08        11.98   0.18(2)        0.20(2)         (2.33)      (1.95)     (0.18)      (0.10)        (0.28)
8/1/07 to 9/30/07         12.00   0.01(2)          --             0.40        0.41      (0.05)      (0.38)        (0.43)
8/1/06 to 7/31/07         11.30   0.18(2)        0.46(2)          0.58        1.22      (0.34)      (0.18)        (0.52)
8/4/05 to 7/31/06         11.60   0.12(2)        0.10(2)          0.19        0.41      (0.14)      (0.57)        (0.71)
8/1/04 to 7/31/05         10.72   0.09           0.06             0.81        0.96      (0.08)         --(5)      (0.08)
8/1/03(6) to 7/31/04      10.00   0.12           0.01             0.70        0.83      (0.11)         --         (0.11)
BOND FUND
CLASS A
10/1/08 to 3/31/09(13)   $ 9.75  $0.22(2)       $  --           $(0.02)     $ 0.20     $(0.23)     $     --      $(0.23)
10/1/07 to 9/30/08        10.21   0.42(2)          --            (0.45)      (0.03)     (0.43)           --       (0.43)
10/1/06 to 9/30/07        10.27   0.44(2)          --            (0.05)       0.39      (0.45)           --       (0.45)
10/1/05 to 9/30/06        10.46   0.43(2)          --            (0.06)       0.37      (0.41)        (0.15)      (0.56)
10/1/04 to 9/30/05        10.63   0.34(2)          --            (0.11)       0.23      (0.34)        (0.06)      (0.40)
10/1/03 to 9/30/04        10.68   0.36(2)          --             0.08        0.44      (0.42)        (0.07)      (0.49)
CLASS B
10/1/08 to 3/31/09(13)   $ 9.55  $0.18(2)       $  --           $(0.03)     $ 0.15     $(0.19)     $     --      $(0.19)
10/1/07 to 9/30/08        10.01   0.33(2)          --            (0.43)      (0.10)     (0.36)           --       (0.36)
10/1/06 to 9/30/07        10.07   0.35(2)          --            (0.04)       0.31      (0.37)           --       (0.37)
10/1/05 to 9/30/06        10.28   0.34(2)          --            (0.06)       0.28      (0.34)        (0.15)      (0.49)
10/1/04 to 9/30/05        10.44   0.25(2)          --            (0.09)       0.16      (0.26)        (0.06)      (0.32)
10/1/03 to 9/30/04        10.50   0.28(2)          --             0.08        0.36      (0.35)        (0.07)      (0.42)

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                              RATIO OF
                                                               GROSS          RATIO OF
                                                              EXPENSES          NET
             NET                  NET       RATIO OF NET     TO AVERAGE      INVESTMENT
            ASSET                ASSETS,      OPERATING      NET ASSETS        INCOME
CHANGE IN  VALUE,                END OF      EXPENSES TO      (BEFORE        (LOSS) TO  PORTFOLIO
NET ASSET  END OF    TOTAL       PERIOD      AVERAGE NET     WAIVERS AND    AVERAGE NET  TURNOVER
  VALUE    PERIOD  RETURN(1) (IN THOUSANDS)   ASSETS(8)  REIMBURSEMENTS)(8)    ASSETS     RATE
--------- ------- ---------- -------------- ------------ ------------------ ----------- ---------


 $(2.60)  $  7.35 (24.15)%(4)   $32,085       0.66%(3)        0.66%(3)        1.80%(3)     5%(4)
  (2.86)     9.95 (19.66)        41,396       0.21(7)         0.45            1.57        23
  (0.10)    12.81   4.23(4)      58,663       0.26(3)         0.49(3)         0.72(3)      2(4)
   1.02     12.91  14.16         56,857       0.06            0.45            1.54        43
  (0.18)    11.89   5.76         51,755       0.20(7)         0.45            1.25        74
   1.18     12.07  11.76         47,934       0.40            0.45            0.93         4
   0.89     10.89   9.89         29,566       0.40            0.77            1.11         0

 $(2.57)  $  7.31 (24.36)%(4)   $34,680       1.41%(3)        1.41%(3)        1.01%(3)     5%(4)
  (2.86)     9.88 (20.35)        50,007       0.96(7)         1.20            0.81        23
  (0.11)    12.74   4.17(4)      77,181       1.01(3)         1.24(3)        (0.03)(3)     2(4)
   1.01    12.851   3.29         76,049       0.80            1.20            0.79        43
  (0.18)    11.84   4.99         75,168       0.96(7)         1.19            0.48        74
   1.16     12.02  11.01         84,281       1.15            1.20            0.19         4
   0.86     10.86   9.03         58,012       1.15            1.47            0.34         0


 $(2.00)  $  7.78 (18.38)%(4)   $17,117       0.50%(3)        0.50%(3)        2.79%(3)    8%(4)
  (2.23)     9.78 (15.94)        23,358       0.22(7)         0.47            2.36        24
  (0.01)    12.01   3.48(4)      29,742       0.27(3)         0.48(3)         1.15(3)      2(4)
   0.71     12.02  11.82         29,304       0.05            0.46            2.28        41
  (0.30)    11.31   4.43         24,768       0.26(7)         0.56            1.92        67
   0.87     11.61   9.74         20,696       0.52            0.65            1.56         5
   0.74     10.74   9.15         10,182       0.52            1.35            1.92         1

 $(1.99)  $  7.76 (18.72)%(4)   $15,113       1.25%(3)        1.25%(3)        2.03%(3)    8%(4)
  (2.23)     9.75 (16.59)        21,937       0.97(7)         1.22            1.64        24
  (0.02)    11.98   3.40(4)      32,320       1.01(3)         1.23(3)         0.39(3)      2(4)
   0.70     12.00  10.90         32,286       0.80            1.21            1.53        41
  (0.30)    11.30   3.63         33,776       1.03(7)         1.31            1.08        67
   0.88     11.60   9.03         40,252       1.27            1.40            0.80         5
   0.72     10.72   8.29         28,355       1.27            1.98            1.19         1


 $(0.03)  $  9.72   2.03%(4)    $21,190       0.86%(3)        1.01%(3)        4.49%(3)   173%(4)
  (0.46)     9.75  (0.49)        23,823       1.12(7)         1.17            4.10       325
  (0.06)    10.21   4.09         29,077       1.12            1.12            4.25       266
  (0.19)    10.27   3.51         28,022       1.11            1.15            4.21       275
  (0.17)    10.46   2.14         29,501       1.15            1.19            3.20       221
  (0.05)    10.63   4.33         29,864       1.11            1.11            3.37       136

 $(0.04)  $  9.51   1.59%(4)    $ 3,935       1.61%(3)        1.76%(3)        3.74%(3)   173%(4)
  (0.46)     9.55  (1.23)         4,075       1.87(7)         1.92            3.35       325
  (0.06)    10.01   3.26          4,294       1.87            1.87            3.49       266
  (0.21)    10.07   2.80          5,459       1.88            2.30            3.43       275
  (0.16)    10.28   1.36          6,706       1.90            2.30            2.45       221
  (0.06)    10.44   3.54          7,375       1.90            2.07            2.69       136

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                          NET
                         ASSET       NET        NET         TOTAL    DIVIDENDS DISTRIBUTIONS
                         VALUE,  INVESTMENT REALIZED AND    FROM     FROM NET     FROM NET                 CHANGE IN
                       BEGINNING   INCOME    UNREALIZED  INVESTMENT INVESTMENT    REALIZED       TOTAL     NET ASSET
                       OF PERIOD  (LOSS)(2)  GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS   VALUE
                       --------- ---------- ------------ ---------- ---------- ------------- ------------- ---------
BOND FUND (CONTINUED)
CLASS C
10/1/08 to 3/31/09(13)   $ 9.58    $0.18       $(0.03)     $ 0.15     $(0.19)     $   --        $(0.19)     $(0.04)
10/1/07 to 9/30/08        10.04     0.31        (0.41)      (0.10)     (0.36)         --         (0.36)      (0.46)
10/1/06 to 9/30/07        10.09     0.35        (0.03)       0.32      (0.37)         --         (0.37)      (0.05)
10/1/05 to 9/30/06        10.30     0.34        (0.06)       0.28      (0.34)      (0.15)        (0.49)      (0.21)
10/1/04 to 9/30/05        10.46     0.25        (0.09)       0.16      (0.26)      (0.06)        (0.32)      (0.16)
10/1/03 to 9/30/04        10.52     0.28         0.08        0.36      (0.35)      (0.07)        (0.42)      (0.06)
CLASS I
10/1/08 to 3/31/09(13)   $ 9.86    $0.23       $(0.03)     $ 0.20     $(0.24)     $   --        $(0.24)     $(0.04)
10/1/07 to 9/30/08        10.32     0.53        (0.54)      (0.01)     (0.45)         --         (0.45)      (0.46)
10/1/06 to 9/30/07        10.36     0.46        (0.02)       0.44      (0.48)         --         (0.48)      (0.04)
10/1/05 to 9/30/06        10.56     0.47        (0.08)       0.39      (0.44)      (0.15)        (0.59)      (0.20)
10/1/04 to 9/30/05        10.73     0.37        (0.11)       0.26      (0.37)      (0.06)        (0.43)      (0.17)
10/1/03 to 9/30/04        10.78     0.40         0.08        0.48      (0.46)      (0.07)        (0.53)      (0.05)

                          NET
                         ASSET       NET        NET         TOTAL    DIVIDENDS DISTRIBUTIONS
                         VALUE,  INVESTMENT REALIZED AND    FROM     FROM NET     FROM NET                 CHANGE IN
                       BEGINNING   INCOME    UNREALIZED  INVESTMENT INVESTMENT    REALIZED       TOTAL     NET ASSET
                       OF PERIOD   (LOSS)    GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS   VALUE
                       --------- ---------- ------------ ---------- ---------- ------------- ------------- ---------
CA TAX-EXEMPT BOND
FUND CLASS A
10/1/08 to 3/31/09(13)   $11.41   $0.24(2)     $ 0.01      $ 0.25    $(0.24)      $(0.01)       $(0.25)     $   --
10/1/07 to 9/30/08        12.09    0.46(2)      (0.68)      (0.22)    (0.46)          --         (0.46)      (0.68)
5/1/07 to 9/30/07         12.26    0.19(2)      (0.17)       0.02     (0.18)       (0.01)        (0.19)      (0.17)
5/1/06 to 4/30/07         12.19    0.47(2)       0.18        0.65     (0.48)       (0.10)        (0.58)       0.07
5/1/05 to 4/30/06         12.71    0.49(2)      (0.39)       0.10     (0.49)       (0.13)        (0.62)      (0.52)
5/1/04 to 4/30/05         12.49    0.48(2)       0.30        0.78     (0.47)       (0.09)        (0.56)       0.22
5/1/03 to 4/30/04         12.99    0.48         (0.38)       0.10     (0.47)       (0.13)        (0.60)      (0.50)
CLASS I
10/1/08 to 3/31/09(13)   $11.41   $0.25(2)     $   --      $ 0.25    $(0.25)      $(0.01)       $(0.26)     $(0.01)
10/1/07 to 9/30/08        12.08    0.49(2)      (0.67)      (0.18)    (0.49)          --         (0.49)      (0.67)
5/1/07 to 9/30/07         12.25    0.20(2)      (0.17)       0.03     (0.19)       (0.01)        (0.20)      (0.17)
9/29/06(6) to 4/30/07     12.43    0.28(2)      (0.06)       0.22     (0.30)       (0.10)        (0.40)      (0.18)
CORE BOND FUND
CLASS A
10/1/08 to 3/31/09(13)   $ 7.75   $0.18(2)     $(0.29)     $(0.11)   $(0.20)      $   --        $(0.20)     $(0.31)
10/1/07 to 9/30/08         8.32    0.37(2)      (0.55)      (0.18)    (0.39)          --         (0.39)      (0.57)
11/1/06 to 9/30/07         8.24    0.33(2)       0.11        0.44     (0.36)          --         (0.36)       0.08
11/1/05 to 10/31/06        8.26    0.35(2)       0.02        0.37     (0.39)          --         (0.39)      (0.02)
11/1/04 to 10/31/05        8.65    0.32(2)      (0.29)       0.03     (0.42)          --         (0.42)      (0.39)
11/1/03 to 10/31/04        8.76    0.37(2)      (0.03)       0.34     (0.45)          --         (0.45)      (0.11)
11/1/02 to 10/31/03        8.93    0.39(2)      (0.04)       0.35     (0.52)          --         (0.52)      (0.17)
CLASS B
10/1/08 to 3/31/09(13)   $ 7.69   $0.16(2)     $(0.30)     $(0.14)   $(0.18)      $   --        $(0.18)     $(0.32)
10/1/07 to 9/30/08         8.26    0.31(2)      (0.55)      (0.24)    (0.33)          --         (0.33)      (0.57)
11/1/06 to 9/30/07         8.18    0.27(2)       0.12        0.39     (0.31)          --         (0.31)       0.08
11/1/05 to 10/31/06        8.21    0.29(2)       0.01        0.30     (0.33)          --         (0.33)      (0.03)
11/1/04 to 10/31/05        8.59    0.25(2)      (0.27)      (0.02)    (0.36)          --         (0.36)      (0.38)
11/1/03 to 10/31/04        8.71    0.31(2)      (0.05)       0.26     (0.38)          --         (0.38)      (0.12)
11/1/02 to 10/31/03        8.89    0.32(2)      (0.05)       0.27     (0.45)          --         (0.45)      (0.18)

         The footnote legend is at the end of the financial highlights.

                       See Notes to Financial Statements

                                                 RATIO OF
                                                  GROSS        RATIO OF
                                                 EXPENSES        NET
  NET                 NET       RATIO OF NET    TO AVERAGE    INVESTMENT
 ASSET               ASSETS,      OPERATING     NET ASSETS     INCOME
VALUE,               END OF      EXPENSES TO     (BEFORE      (LOSS) TO  PORTFOLIO
END OF   TOTAL       PERIOD      AVERAGE NET   WAIVERS AND   AVERAGE NET  TURNOVER
PERIOD RETURN(1) (IN THOUSANDS)   ASSETS(8)  REIMBURSEMENTS)    ASSETS      RATE
------ --------- -------------- ------------ --------------- ----------- ---------


$ 9.54  1.59%(4)    $  4,800      1.61%(3)       1.77%(3)      3.68%(3)   173%(4)
  9.58 (1.14)          2,839      1.86(7)        1.92          3.33       325
 10.04  3.25           1,534      1.87           1.87          3.50       266
 10.09  2.79           1,401      1.88           3.44          3.41       275
 10.30  1.35           2,038      1.90           2.90          2.44       221
 10.46  3.53           3,829      1.90           2.37          2.64       136

$ 9.82  2.09%(4)    $129,054      0.61%(3)       0.76%(3)      4.74%(3)   173%(4)
  9.86 (0.16)        141,830      0.76(7)        0.85          4.38       325
 10.32  4.32          52,044      0.87           0.87          4.49       266
 10.36  3.84          63,156      0.82           0.82          4.59       275
 10.56  2.44          30,126      0.89           0.89          3.45       221
 10.73  4.54          39,476      0.80           0.80          3.72       136

                                                  RATIO OF
                                                   GROSS        RATIO OF
                                                  EXPENSES        NET
  NET                  NET       RATIO OF NET    TO AVERAGE    INVESTMENT
 ASSET                ASSETS,      OPERATING     NET ASSETS     INCOME
VALUE,                END OF      EXPENSES TO     (BEFORE      (LOSS) TO  PORTFOLIO
END OF    TOTAL       PERIOD      AVERAGE NET   WAIVERS AND   AVERAGE NET  TURNOVER
PERIOD  RETURN(1) (IN THOUSANDS)   ASSETS(8)  REIMBURSEMENTS)    ASSETS      RATE
------ ---------- -------------- ------------ --------------- ----------- ---------


$11.41  2.18%(4)     $ 32,377      0.85%(3)       1.05%(3)      4.17%(3)     3%(4)
 11.41 (1.94)          34,197      0.85           1.01          3.82        10
 12.09  0.18(4)        39,094      0.88(3)        1.05(3)       3.74(3)      4(4)
 12.26  5.40           42,243      0.87           1.10          3.81        19
 12.19  0.71           46,214      1.02(7)        1.28          3.89         8
 12.71  6.48           53,113      1.19           1.19          3.78        11
 12.49  0.71           57,334      1.19           1.19          3.69        11

$11.40  2.22%(4)     $ 25,564      0.60%(3)       0.80%(3)      4.42%(3)     3%(4)
 11.41 (1.61)          27,893      0.60           0.76          4.07        10
 12.08  0.30(4)        28,277      0.64(3)        0.80(3)       3.99(3)      4(4)
 12.25  1.79(4)        28,952      0.64(3)        0.79(3)       3.90(3)     19(4)


$ 7.44 (1.31)%(4)    $ 51,386      1.00%(3)       1.18%(3)      4.99%(3)    17%(4)
  7.75 (2.39)          55,351      1.00           1.17          4.50        37
  8.32  5.44(4)        63,165      1.05(3)        1.24(3)       4.33(3)     46(4)
  8.24  4.59           67,393      1.08(7)        1.24          4.28        48
  8.26  0.34           77,880      1.25           1.25          3.73        65
  8.65  3.95           92,278      1.18           1.18          4.29        45
  8.76  3.96          104,092      1.16           1.16          4.37       101

$ 7.37 (1.84)%(4)    $    935      1.75%(3)       1.92%(3)      4.26%(3)    17%(4)
  7.69 (3.00)           1,207      1.75           1.92          3.74        37
  8.26  4.68(4)         1,604      1.80(3)        2.01(3)       3.58(3)     46(4)
  8.18  3.72            1,749      1.84(7)        1.98          3.54        48
  8.21 (0.29)           2,390      2.00           2.00          2.97        65
  8.59  3.10            3,668      1.93           1.93          3.57        45
  8.71  3.08            6,628      1.91           1.91          3.62       101

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
      SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT
                                   EACH PERIOD



                              NET
                             ASSET        NET          NET                    TOTAL     DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT  REALIZED AND   PAYMENT      FROM      FROM NET     FROM NET
                           BEGINNING    INCOME     UNREALIZED      BY      INVESTMENT  INVESTMENT    REALIZED         TOTAL
                           OF PERIOD    (LOSS)     GAIN (LOSS)  AFFILIATE  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
CORE BOND FUND (CONTINUED)
CLASS C
10/1/08 to 3/31/09(13)       $ 7.72    $ 0.15(2)     $(0.28)      $  --     $(0.13)     $ (0.18)       $--          $ (0.18)
10/1/07 to 9/30/08             8.29      0.31(2)      (0.55)         --      (0.24)       (0.33)        --            (0.33)
11/1/06 to 9/30/07             8.21      0.27(2)       0.12          --       0.39        (0.31)        --            (0.31)
11/1/05 to 10/31/06            8.23      0.29(2)       0.02          --       0.31        (0.33)        --            (0.33)
11/1/04 to 10/31/05            8.62      0.25(2)      (0.28)         --      (0.03)       (0.36)        --            (0.36)
11/1/03 to 10/31/04            8.73      0.31(2)      (0.04)         --       0.27        (0.38)        --            (0.38)
11/1/02 to 10/31/03            8.91      0.32(2)      (0.05)         --       0.27        (0.45)        --            (0.45)
HIGH YIELD FUND
CLASS A
10/1/08 to 3/31/09(13)       $ 3.98    $ 0.16(2)     $(0.62)      $  --     $(0.46)     $ (0.17)       $--          $ (0.17)
10/1/07 to 9/30/08             4.89      0.34(2)      (0.90)         --      (0.56)       (0.35)        --            (0.35)
11/1/06 to 9/30/07             4.91      0.30(2)      (0.01)         --       0.29        (0.31)        --            (0.31)
11/1/05 to 10/31/06            4.88      0.31(2)       0.05          --       0.36        (0.33)        --            (0.33)
11/1/04 to 10/31/05            5.11      0.31(2)      (0.19)         --       0.12        (0.35)        --            (0.35)
11/1/03 to 10/31/04            5.02      0.33(2)       0.11          --       0.44        (0.35)        --            (0.35)
11/1/02 to 10/31/03(11)        4.51      0.35(2)       0.54          --       0.89        (0.38)        --            (0.38)
CLASS B
10/1/08 to 3/31/09(13)       $ 3.92    $ 0.15(2)     $(0.63)      $  --     $(0.48)     $ (0.15)       $--          $ (0.15)
10/1/07 to 9/30/08             4.81      0.30(2)      (0.88)         --      (0.58)       (0.31)        --            (0.31)
11/1/06 to 9/30/07             4.84      0.26(2)      (0.01)         --       0.25        (0.28)        --            (0.28)
11/1/05 to 10/31/06            4.81      0.26(2)       0.06          --       0.32        (0.29)        --            (0.29)
11/1/04 to 10/31/05            5.05      0.27(2)      (0.20)         --       0.07        (0.31)        --            (0.31)
11/1/03 to 10/31/04            4.96      0.29(2)       0.11          --       0.40        (0.31)        --            (0.31)
11/1/02 to 10/31/03(11)        4.47      0.31(2)       0.52          --       0.83        (0.34)        --            (0.34)
CLASS C
10/1/08 to 3/31/09(13)       $ 3.94    $ 0.15(2)     $(0.63)      $  --     $(0.48)     $ (0.15)       $--          $ (0.15)
10/1/07 to 9/30/08             4.84      0.30(2)      (0.89)         --      (0.59)       (0.31)        --            (0.31)
11/1/06 to 9/30/07             4.87      0.26(2)      (0.01)         --       0.25        (0.28)        --            (0.28)
11/1/05 to 10/31/06            4.84      0.27(2)       0.05          --       0.32        (0.29)        --            (0.29)
11/1/04 to 10/31/05            5.07      0.27(2)      (0.19)         --       0.08        (0.31)        --            (0.31)
11/1/03 to 10/31/04            4.99      0.29(2)       0.10          --       0.39        (0.31)        --            (0.31)
11/1/02 to 10/31/03(11)        4.49      0.31(2)       0.53          --       0.84        (0.34)        --            (0.34)
MONEY MARKET FUND
CLASS A
10/1/08 to 3/31/09(13)       $ 1.00    $   --(5)     $   --       $  --     $   --(5)    $   --(5)     $--          $    --(5)
10/1/07 to 9/30/08             1.00      0.03         (0.01)       0.01       0.03        (0.03)        --(5)         (0.03)
11/1/06 to 9/30/07             1.00      0.04            --          --       0.04        (0.04)        --            (0.04)
11/1/05 to 10/31/06            1.00      0.04            --          --       0.04        (0.04)        --            (0.04)
11/1/04 to 10/31/05            1.00      0.02            --          --       0.02        (0.02)        --            (0.02)
11/1/03 to 10/31/04            1.00     0.007            --          --      0.007       (0.007)        --           (0.007)
11/1/02 to 10/31/03            1.00     0.010            --          --      0.010       (0.010)        --           (0.010)
MULTI-SECTOR FIXED INCOME FUND
CLASS A
10/1/08 to 3/31/09(13)       $ 9.23    $ 0.33(2)     $(1.21)      $  --     $(0.88)     $ (0.39)       $--          $ (0.39)
10/1/07 to 9/30/08            10.89      0.68(2)      (1.66)         --      (0.98)       (0.68)        --            (0.68)
11/1/06 to 9/30/07            10.88      0.56(2)      (0.03)         --       0.53        (0.52)        --            (0.52)
11/1/05 to 10/31/06           10.63      0.59(2)       0.21          --       0.80        (0.55)        --            (0.55)
11/1/04 to 10/31/05           11.16      0.59(2)      (0.40)         --       0.19        (0.72)        --            (0.72)
11/1/03 to 10/31/04           10.85      0.69(2)       0.34          --       1.03        (0.72)        --            (0.72)
11/1/02 to 10/31/03(11)        9.82      0.71          0.99          --       1.70        (0.67)        --            (0.67)

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                              RATIO OF GROSS     RATIO OF
                                                                 EXPENSES          NET
             NET                      NET       RATIO OF NET    TO AVERAGE      INVESTMENT
            ASSET                   ASSETS,       OPERATING     NET ASSETS        INCOME
CHANGE IN  VALUE,                   END OF       EXPENSES TO      (BEFORE       (LOSS) TO   PORTFOLIO
NET ASSET  END OF    TOTAL          PERIOD       AVERAGE NET    WAIVERS AND    AVERAGE NET   TURNOVER
  VALUE    PERIOD  RETURN(1)    (IN THOUSANDS)    ASSETS(8)   REIMBURSEMENTS)     ASSETS       RATE
-----------------------------------------------------------------------------------------------------


$(0.31)    $ 7.41   (1.68)%(4)     $  1,937        1.75%(3)       1.93%(3)       4.21%(3)      17%(4)
 (0.57)      7.72   (3.10)            1,385        1.75           1.92           3.76          37
  0.08       8.29    4.76(4)          1,225        1.80(3)        1.99(3)        3.58(3)       46(4)
 (0.02)      8.21    3.84             1,299        1.83(7)        1.99           3.54          48
 (0.39)      8.23   (0.40)            1,273        2.00           2.00           2.99          65
 (0.11)      8.62    3.21             1,298        1.93           1.93           3.57          45
 (0.18)      8.73    3.06             1,385        1.91           1.91           3.63         101


$(0.63)    $ 3.35  (11.51)%(4)     $ 77,800        1.40%(3)       1.40%(3)       9.72%(3)      83%(4)
 (0.91)      3.98  (12.10)           92,907        1.34           1.34           7.41         100
 (0.02)      4.89    6.06(4)        125,200        1.39(3)        1.39(3)        6.59(3)      102(4)
  0.03       4.91    7.52           132,408        1.37           1.37           6.25         161
 (0.23)      4.88    2.37           144,060        1.36           1.36           6.23          59
  0.09       5.11    8.85           174,527        1.32           1.32           6.57          99
  0.51       5.02   20.54           192,428        1.32           1.32           7.17         176

$(0.63)    $ 3.29  (12.01)%(4)     $    820        2.14%(3)       2.14%(3)       8.99%(3)      83%(4)
 (0.89)      3.92  (12.59)            1,366        2.08           2.08           6.63         100
 (0.03)      4.81    5.22(4)          2,597        2.13(3)        2.13(3)        5.78(3)      102(4)
  0.03       4.84    6.83             4,595        2.12           2.12           5.46         161
 (0.24)      4.81    1.46             7,791        2.11           2.11           5.47          59
  0.09       5.05    8.18            14,574        2.07           2.07           5.90          99
  0.49       4.96   19.39            22,499        2.07           2.07           6.43         176

$(0.63)    $ 3.31  (11.95)%(4)     $  1,126        2.14%(3)       2.14%(3)       8.93%(3)      83%(4)
 (0.90)      3.94  (12.72)            1,465        2.09           2.09           6.66         100
 (0.03)      4.84    5.20(4)          2,081        2.14(3)        2.14(3)        5.89(3)      102(4)
  0.03       4.87    6.80             1,585        2.12           2.12           5.48         161
 (0.23)      4.84    1.66             1,758        2.11           2.11           5.48          59
  0.08       5.07    8.14             1,990        2.07           2.07           5.87          99
  0.50       4.99   19.30             2,877        2.07           2.07           6.43         176


$   --(5)     1.0   00.35%(4)      $ 76,036        0.89%(3)       1.03%(3)       0.73%(3)     N/A
    --        1.0   02.87(12)        85,534        0.77           0.77           2.81         N/A
    --        1.0   04.22(4)         96,819        0.86(3)        0.86(3)        4.55(3)      N/A
    --        1.0   04.04            99,779        0.84           0.90           3.95         N/A
    --        1.0   02.00           111,395        0.85           0.89           1.94         N/A
    --        1.0   00.66           139,996        0.65           0.92           0.65         N/A
    --        1.0   01.00           156,098        0.37           0.87           1.00         N/A


$(1.27)    $ 7.96   (9.39)%(4)     $ 66,450        1.22%(3)       1.22%(3)       8.44%(3)      27%(4)
 (1.66)      9.23   (9.46)           88,744        1.15           1.15           6.54          91
  0.01      10.89    4.95(4)        113,458        1.19(3)        1.19(3)        5.55(3)       92(4)
  0.25      10.88    7.74           113,362        1.17           1.17           5.52          96
 (0.53)     10.63    1.73           113,885        1.20           1.20           5.36         136
  0.31      11.16    9.78           116,079        1.18           1.18           6.30         156
  1.03      10.85   17.73           113,345        1.24           1.24           6.68         204

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
      SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT
                                   EACH PERIOD



                              NET
                             ASSET        NET          NET         TOTAL     DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT  REALIZED AND     FROM      FROM NET     FROM NET                    CHANGE IN
                           BEGINNING    INCOME     UNREALIZED   INVESTMENT  INVESTMENT    REALIZED         TOTAL      NET ASSET
                           OF PERIOD   (LOSS)(2)   GAIN (LOSS)  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS    VALUE
---------------------------------------------------------------------------------------------------------------------------------
MULTI-SECTOR FIXED INCOME FUND (CONTINUED)
CLASS B
10/1/08 to 3/31/09(13)       $ 9.22    $ 0.30        $(1.21)      $(0.91)     $(0.36)      $   --         $(0.36)      $(1.27)
10/1/07 to 9/30/08            10.88      0.60         (1.66)       (1.06)      (0.60)          --          (0.60)       (1.66)
11/1/06 to 9/30/07            10.87      0.48         (0.02)        0.46       (0.45)          --          (0.45)        0.01
11/1/05 to 10/31/06           10.61      0.51          0.22         0.73       (0.47)          --          (0.47)        0.26
11/1/04 to 10/31/05           11.13      0.50         (0.40)        0.10       (0.62)          --          (0.62)       (0.52)
11/1/03 to 10/31/04           10.82      0.61          0.33         0.94       (0.63)          --          (0.63)        0.31
11/1/02 to 10/31/03(11)        9.80      0.63          0.98         1.61       (0.59)          --          (0.59)        1.02
CLASS C
10/1/08 to 3/31/09(13)       $ 9.27    $ 0.31        $(1.22)      $(0.91)     $(0.36)      $   --         $(0.36)      $(1.27)
10/1/07 to 9/30/08            10.94      0.61         (1.68)       (1.07)      (0.60)          --          (0.60)       (1.67)
11/1/06 to 9/30/07            10.93      0.48         (0.02)        0.46       (0.45)          --          (0.45)        0.01
11/1/05 to 10/31/06           10.67      0.51          0.22         0.73       (0.47)          --          (0.47)        0.26
11/1/04 to 10/31/05           11.18      0.51         (0.40)        0.11       (0.62)          --          (0.62)       (0.51)
11/1/03 to 10/31/04           10.87      0.61          0.33         0.94       (0.63)          --          (0.63)        0.31
11/1/02 to 10/31/03(11)        9.84      0.64          0.98         1.62       (0.59)          --          (0.59)        1.03
SENIOR FLOATING RATE FUND
CLASS A
10/1/08 to 3/31/09(13)       $ 9.41    $ 0.29        $(1.08)      $(0.79)     $(0.26)      $   --         $(0.26)      $(1.05)
1/31/08(6) to 9/30/08         10.00      0.41         (0.61)       (0.20)      (0.39)          --          (0.39)       (0.59)
CLASS C
10/1/08 to 3/31/09(13)       $ 9.41    $ 0.28        $(1.10)      $(0.82)     $(0.23)      $   --         $(0.23)      $(1.05)
1/31/08(6) to 9/30/08         10.00      0.37         (0.61)       (0.24)      (0.35)          --          (0.35)       (0.59)
CLASS I
10/1/08 to 3/31/09(13)       $ 9.41    $ 0.31        $(1.09)      $(0.78)     $(0.27)      $   --         $(0.27)      $(1.05)
1/31/08(6) to 9/30/08         10.00      0.43         (0.61)       (0.18)      (0.41)          --          (0.41)       (0.59)
GLOBAL OPPORTUNITIES FUND
CLASS A
10/1/08 to 3/31/09(13)       $ 7.82    $ 0.02        $(2.52)      $(2.50)     $(0.08)      $   --         $(0.08)      $(2.58)
10/1/07 to 9/30/08            11.59      0.13         (3.59)       (3.46)      (0.09)       (0.22)         (0.31)       (3.77)
7/1/07 to 9/30/07             12.15      0.02          0.20         0.22       (0.08)       (0.70)         (0.78)       (0.56)
7/1/06 to 6/30/07              9.86      0.11          2.30         2.41       (0.12)          --          (0.12)        2.29
7/1/05 to 6/30/06              8.38      0.07          1.51         1.58       (0.10)          --          (0.10)        1.48
7/1/04 to 6/30/05              7.72      0.08          0.68         0.76       (0.10)          --          (0.10)        0.66
7/1/03 to 6/30/04              6.37      0.03          1.41         1.44       (0.09)          --          (0.09)        1.35
CLASS B
10/1/08 to 3/31/09(13)       $ 7.06    $   --(5)     $(2.28)      $(2.28)     $(0.06)      $   --         $(0.06)      $(2.34)
10/1/07 to 9/30/08            10.48      0.04         (3.22)       (3.18)      (0.02)       (0.22)         (0.24)       (3.42)
7/1/07 to 9/30/07             11.04        --(5)       0.18         0.18       (0.04)       (0.70)         (0.74)       (0.56)
7/1/06 to 6/30/07              8.98      0.02          2.10         2.12       (0.06)          --          (0.06)        2.06
7/1/05 to 6/30/06              7.65        --(5)       1.37         1.37       (0.04)          --          (0.04)        1.33
7/1/04 to 6/30/05              7.05      0.02          0.63         0.65       (0.05)          --          (0.05)        0.60
7/1/03 to 6/30/04              5.81     (0.02)         1.28         1.26       (0.02)          --          (0.02)        1.24

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                     RATIO OF GROSS      RATIO OF
                                                        EXPENSES           NET
  NET                      NET       RATIO OF NET      TO AVERAGE       INVESTMENT
 ASSET                   ASSETS,       OPERATING       NET ASSETS         INCOME
VALUE,                   END OF       EXPENSES TO        (BEFORE        (LOSS) TO   PORTFOLIO
END OF     TOTAL         PERIOD       AVERAGE NET      WAIVERS AND     AVERAGE NET   TURNOVER
PERIOD   RETURN(1)   (IN THOUSANDS)    ASSETS(8)   REIMBURSEMENTS)(8)     ASSETS       RATE
-------------------  ------------------------------------------------------------------------


$ 7.95   (9.75)%(4)     $ 10,852        1.97%(3)         1.97%(3)        7.70%(3)      27%(4)
  9.22  (10.16)           11,969        1.90             1.90            5.80          91
 10.88    4.25(4)         14,205        1.94(3)          1.94(3)         4.80(3)       92(4)
 10.87    7.05            14,147        1.92             1.92            4.78          96
 10.61    0.91            16,879        1.95             1.95            4.61         136
 11.13    8.99            21,554        1.93             1.93            5.56         156
 10.82   16.84            26,754        1.99             1.99            5.94         204

$ 8.00   (9.70)%(4)     $ 19,817        1.98%(3)         1.98%(3)        7.70%(3)      27%(4)
  9.27  (10.20)           16,828        1.90             1.90            5.80          91
 10.94    4.22(4)         20,677        1.94(3)          1.94(3)         4.81(3)       92(4)
 10.93    7.00            17,222        1.91             1.91            4.77          96
 10.67    0.99            15,175        1.95             1.95            4.62         136
 11.18    8.95            10,941        1.93             1.93            5.56         156
 10.87   16.99             8,902        2.00(10)         2.00            5.93         204


$ 8.36   (8.23)%(4)     $ 36,233        1.20%(3)         1.62%(3)        7.26%(3)       8%(4)
  9.41   (2.12)(4)        14,349        1.20(3)          1.80(3)         6.25(3)       27(4)

$ 8.36   (8.56)%(4)     $    693        1.95%(3)         2.38%(3)        6.82%(3)       8%(4)
  9.41   (2.59)(4)           359        1.95(3)          2.57(3)         5.58(3)       27(4)

$ 8.36   (8.09)%(4)     $    213        0.95%(3)         1.37%(3)        7.69%(3)       8%(4)
  9.41   (1.96)(4)           232        0.95(3)          1.56(3)         6.51(3)       27(4)


$ 5.24  (32.07)%(4)     $ 45,946        1.92%(3)         1.92%(3)        0.79%(3)     136%(4)
  7.82  (30.50)           73,003        1.65             1.65            1.31          62
 11.59    1.93(4)        116,983        1.60(3)          1.60(3)         0.59(3)       15(4)
 12.15   24.61           117,709        1.61             1.64            1.01          74
  9.86   18.90           102,783        1.60             1.70            0.76         124
  8.38    9.80           100,469        1.57             1.57            0.97          49
  7.72   22.65           107,520        1.62             1.62            0.46         122

$ 4.72  (32.28)%(4)     $  1,126        2.66%(3)         2.66%(3)       (0.03)%(3)    136%(4)
  7.06  (30.93)            2,379        2.39             2.39            0.49          62
 10.48    1.65(4)          4,945        2.35(3)          2.35(3)        (0.15)(3)      15(4)
 11.04   23.76             5,074        2.36             2.39            0.22          74
  8.98   17.92             5,395        2.35             2.45            0.01         124
  7.65    9.14             5,096        2.32             2.32            0.23          49
  7.05   21.78             5,987        2.37             2.37           (0.34)        122

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                               NET
                              ASSET        NET          NET         TOTAL     DIVIDENDS  DISTRIBUTIONS
                              VALUE,   INVESTMENT  REALIZED AND     FROM      FROM NET      FROM NET                   CHANGE IN
                            BEGINNING    INCOME     UNREALIZED   INVESTMENT  INVESTMENT     REALIZED        TOTAL      NET ASSET
                            OF PERIOD   (LOSS)(2)  GAIN (LOSS)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS    VALUE
--------------------------------------------------------------------------------------------------------------------------------
GLOBAL OPPORTUNITIES FUND (CONTINUED)
CLASS C
10/1/08 to 3/31/09(13)        $ 7.03    $   --(5)     $(2.27)      $(2.27)     $(0.06)      $   --         $(0.06)      $(2.33)
10/1/07 to 9/30/08             10.44      0.05         (3.22)       (3.17)      (0.02)       (0.22)         (0.24)       (3.41)
7/1/07 to 9/30/07              11.01        --(5)       0.17         0.17       (0.04)       (0.70)         (0.74)       (0.57)
7/1/06 to 6/30/07               8.95      0.02          2.10         2.12       (0.06)          --          (0.06)        2.06
7/1/05 to 6/30/06               7.62        --(5)       1.37         1.37       (0.04)          --          (0.04)        1.33
7/1/04 to 6/30/05               7.03      0.02          0.62         0.64       (0.05)          --          (0.05)        0.59
7/1/03 to 6/30/04               5.80     (0.01)         1.27         1.26       (0.03)          --          (0.03)        1.23

FOOTNOTE LEGEND
   (1) Sales charges, where applicable, are not reflected in the total return calculation.

   (2)  Computed using average shares outstanding.

   (3)  Annualized.

   (4)  Not annualized.

   (5)  Amount is less than $0.005.

   (6)  Inception date.

   (7)  Represents blended net expense ratio.

   (8) The Asset Allocation Funds will also indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

   (9) The amount shown for a share outstanding throughout the period does not accord with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

   (10) For the period ended, the ratio of net operating expenses excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.

                        See Notes to Financial Statements

                                                        RATIO OF GROSS       RATIO OF
                                                           EXPENSES            NET
  NET                       NET        RATIO OF NET       TO AVERAGE        INVESTMENT
 ASSET                    ASSETS,        OPERATING        NET ASSETS          INCOME
VALUE,                    END OF        EXPENSES TO         (BEFORE         (LOSS) TO    PORTFOLIO
END OF     TOTAL          PERIOD        AVERAGE NET       WAIVERS AND      AVERAGE NET    TURNOVER
PERIOD   RETURN(1)    (IN THOUSANDS)     ASSETS(8)    REIMBURSEMENTS)(8)      ASSETS        RATE
--------------------------------------------------------------------------------------------------


$ 4.70   (32.28)%(4)      $  646         2.67%(3)          2.67%(3)         (0.00)%(3)    136%(4)
  7.03   (30.95)           1,149         2.40              2.40               0.55         62
 10.44     1.67(4)         1,857         2.35(3)           2.35(3)           (0.15)(3)     15(4)
 11.01    23.74            1,838         2.36              2.38               0.23         74
  8.95    17.99            2,826         2.35              2.45              (0.03)       124
  7.62     9.03            2,876         2.32              2.32               0.22         49
  7.03    21.66            3,306         2.37              2.37              (0.18)       122

(11) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements and high yield debt instruments; previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for the Fund on the net investment income per share, net realized and unrealized gains (loss) per share and the ratio of net investment income to average net assets is as follows:

                                                           Net realized
                                                                and
                                          Net investment    unrealized    Net investment
                                           income (loss)   gains (loss)    income ratio
                                 Year       Increase/        Increase/       Increase/
Fund                             Ended      (Decrease)      (Decrease)      (Decrease)
----                           --------   --------------   ------------   --------------
High Yield Fund
   Class A                     10/31/03       $(0.01)          $0.01          $(0.30)
   Class B                     10/31/03        (0.01)           0.01           (0.30)
   Class C                     10/31/03        (0.02)           0.02           (0.30)

Multi-Sector Fixed Income Fund
   Class A                     10/31/03       $(0.02)          $0.02          $(0.18)
   Class B                     10/31/03        (0.02)           0.02           (0.16)
   Class C                     10/31/03        (0.02)           0.02           (0.18)

(12) Total return includes the effect of a payment by affiliate. Without this effect, the total return would have been 1.87%.

(13) Unaudited.

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2009
                                   (UNAUDITED)

1.  ORGANIZATION

    Virtus Opportunities Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

    As of the date of this report, eighteen funds are offered for sale (each a "Fund"), of which fifteen are reported in this semi-annual report.

    The Funds have the following investment objectives and offer the following classes of shares for sale:

                                                             INVESTMENT                        CLASS A   CLASS B   CLASS C   CLASS I
                                                              OBJECTIVE                         SHARES    SHARES    SHARES    SHARES
                                                             ----------                        -------   -------   -------   -------
ALTERNATIVE FUNDS
Alternatives Diversifier Fund .......              Long-term capital appreciation.               [X]        --       [X]       --
Global Infrastructure Fund ..........         Capital appreciation and current income.           [X]        --       [X]       [X]
Global Real Estate
   Securities Fund(1) ...............         Primary investment objective of long-term          [X]        --       [X]       [X]
                                               capital appreciation, with a secondary
                                                   investment objective of income.
International Real Estate
   Securities Fund(1) ...............   Primary objective of long-term capital appreciation,     [X]        --       [X]       [X]
                                          with a secondary investment objective of income.
Market Neutral Fund .................           Long-term capital appreciation while             [X]       [X]       [X]        --
                                              maintaining minimal portfolio exposure to
                                                     general equity market risk.
ASSET ALLOCATION FUNDS
Wealth Builder Fund .................              Long-term capital appreciation.               [X]        --       [X]        --
Wealth Guardian Fund ................            Long-term capital appreciation and              [X]        --       [X]        --
                                                           current income.
FIXED INCOME FUNDS
Bond Fund ...........................        High total return from both current income          [X]       [X]       [X]       [X]
                                                      and capital appreciation.
CA Tax-Exempt Bond Fund .............           Obtain a high level of current income            [X]        --        --       [X]
                                               exempt from California state and local
                                                  income taxes, as well as federal
                                                   income tax, consistent with the
                                                      preservation of capital.
Core Bond Fund ......................         Current income and capital appreciation.           [X]       [X]       [X]        --
High Yield Fund .....................      Primary objective of high current income and a        [X]       [X]       [X]        --
                                               secondary objective of capital growth.
Money Market Fund ...................          As high a level of current income as is           [X]        --        --        --
                                           consistent with the preservation of capital and
                                                      maintenance of liquidity.
Multi-Sector Fixed Income Fund ......               Maximize current income while                [X]       [X]       [X]        --
                                                         preserving capital.
Senior Floating Rate Fund ...........        High total return from both current income          [X]        --       [X]       [X]
                                                      and capital appreciation.
INTERNATIONAL FUNDS
Global Opportunities Fund ...........                   Capital appreciation.                    [X]       [X]       [X]        --

(1) Non-diversified Fund.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009
                                   (UNAUDITED)

    Class A shares for the Fixed Income Funds are sold with a      Certain foreign common stocks may be fair valued in cases where
    front-end sales charge of up to 4.75%, except for the Money    closing prices are not readily available or are deemed not
    Market Fund. Class A shares for the Alternative Funds, Asset   reflective of readily available market prices. For example,
    Allocation Funds and International Funds are sold with a       significant events (such as movement in the U.S. securities
    front-end sales charge of up to 5.75%. Class A shares of       market, or other regional and local developments) may occur
    Money Market Fund are sold without a front-end sales charge.   between the time that foreign markets close (where the security
    Generally, Class A shares are not subject to any charges when  is principally traded) and the time that the Fund calculates its
    redeemed; however, a 1% contingent deferred sales charge       net asset value (generally, the close of the NYSE) that may
    ("CDSC") may be imposed on certain redemptions made within     impact the value of securities traded in these foreign markets.
    one year following purchases on which a finder's fee has been  In these cases, information from an external vendor may be
    paid with the exception of the Money Market Fund. The one      utilized to adjust closing market prices of certain foreign
    year period begins on the last day of the month in which the   common stocks to reflect their fair value. Because the frequency
    purchase was made.                                             of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis. On
    Class B shares are generally sold with a contingent deferred   March 31, 2009, the Global Infrastructure Fund, Global Real
    sales charge, which declines from 5% to zero depending on the  Estate Fund, International Real Estate Fund, Market Neutral Fund,
    period of time the shares are held. Class C shares are         and Global Opportunities Fund each utilized fair value pricing
    generally sold with a 1%, or 1.25% for the Market Neutral      for their foreign stocks.
    Fund, contingent deferred sales charge if redeemed within one
    year of purchase.                                              Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.
    Class I shares are sold without a sales charge.
                                                                   Investments in underlying money market mutual funds are valued at
    Each class of shares has identical voting, dividend,           each fund's closing net asset value.
    liquidation and other rights and the same terms and
    conditions, except that each class bears different             The Money Market Fund uses the amortized cost method of security distribution and/or service expenses and has exclusive voting  valuation absent extraordinary or unusual market conditions. In
    rights with respect to its distribution plan. Class I shares   the opinion of the Trustees, this represents the fair value of
    bear no distribution and/or service expenses. Income and       the securities. The Trustees monitor the deviations between the
    other expenses and realized and unrealized gains and losses    Fund's net asset value per share as determined by using available
    of each Fund are borne pro rata by the holders of each class   market quotations and its net asset value per share using
    of shares.                                                     amortized cost. If the deviation exceeds 1/2 of 1%, the Board of
                                                                   Trustees will consider what action, if any should be initiated to
2.  SIGNIFICANT ACCOUNTING POLICIES                                provide fair valuation. Using this method, the Fund attempts to
    The following is a summary of significant accounting policies  maintain a constant net asset value of $1 per share.
    consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements  The Funds have adopted the provisions of the Statement of
    in conformity with accounting principles generally accepted    Financial Accounting Standards No. 157 ("SFAS 157") as of the
    in the United States of America requires management to make    beginning of the current fiscal period of the Funds. This
    estimates and assumptions that affect the reported amounts of  standard clarifies the definition of fair value for financial
    assets and liabilities, and disclosure of contingent assets    reporting, establishes a framework for measuring fair value, and
    and liabilities at the date of the financial statements and    requires additional disclosures about the use of fair value
    the reported amount of increases and decreases in net assets   measurements. To increase consistency and comparability in fair
    from operations during the reporting period. Actual results    value measurements and related disclosures, the Funds utilize a could differ from those estimates and those differences could  fair value hierarchy, which prioritizes the inputs to valuation
    be significant.                                                techniques used to measure fair value into three broad levels:

A.  SECURITY VALUATION:                                               - Level 1 -- quoted prices in active markets for identical
    Equity securities are valued at the official closing price          securities.
    (typically last sale) on the exchange on which the securities
    are primarily traded, or if no closing price is available, at     - Level 2 -- prices determined using other significant
    the last bid price.                                                 observable inputs (including quoted prices for similar
                                                                        securities, interest rates, prepayment speeds, credit risk,
    Debt securities are valued on the basis of broker quotations        etc
    or valuations provided by a pricing service, which utilizes
    information with respect to recent sales, market transactions     - Level 3 -- prices determined using significant unobservable
    in comparable securities, quotations from dealers, and              inputs (including the Fund's own assumptions in determining
    various relationships between securities in determining             the fair value of investments)
    value. Due to excessive volatility in the current market
    (please see note on Market Conditions - Note 16), valuations   The following is a summary of the inputs used to value the Funds'
    developed through pricing techniques may materially vary from  net assets as of March 31, 2009. The inputs or methodology used
    the actual amounts realized upon sale of the securities.       for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example,
    For the Alternatives Diversifier Fund and the Asset            money market securities may be valued using amortized cost, in
    Allocation Funds, investments in the underlying funds are      accordance with the Investment Company Act of 1940. Generally,
    valued at each fund's net asset value determined as of the     amortized cost reflects the current fair value of a security, but
    close of business of the New York Stock Exchange (generally    since the value is not obtained from a quoted price in an active
    4:00 p.m. Eastern time).                                       market, such securities are reflected as a Level 2.

    As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009
                                   (UNAUDITED)

($ REPORTED IN THOUSANDS)

                                                                   LEVEL 2 -      LEVEL 3 -
                                                      LEVEL 1 -   SIGNIFICANT   SIGNIFICANT
                                                        QUOTED     OBSERVABLE   UNOBSERVABLE
FUNDS                                                   PRICES       INPUTS        INPUTS        TOTAL
-----                                                 ---------   -----------   ------------   --------
ASSETS:
INVESTMENTS IN SECURITIES (MARKET VALUE)
Alternatives Diversifier Fund .....................   $229,927     $     --        $   --      $229,927
Global Infrastructure Fund ........................     49,913       14,636            --        64,549
Global Real Estate Securities Fund ................        609          476            --         1,085
International Real Estate Securities Fund .........      4,500       25,264            --        29,764
Market Neutral Fund ...............................     57,755        6,975            --        64,730
Wealth Builder Fund ...............................     66,675           --            --        66,675
Wealth Guardian Fund ..............................     32,165           --            --        32,165
Bond Fund .........................................      6,216      151,296           330       157,842
CA Tax-Exempt Bond Fund ...........................        966       55,916            --        56,882
Core Bond Fund ....................................      2,449       52,893           210        55,552
High Yield Fund ...................................      9,199       67,971           632        77,802
Money Market Fund .................................         --       76,464            --        76,464
Multi-Sector Fixed Income Fund ....................      4,664       91,378         2,618        98,660
Senior Floating Rate Fund .........................      9,008       33,810            60        42,878
Global Opportunities Fund .........................     28,691       16,726            --        45,417
LIABILITIES:
INVESTMENTS IN SECURITIES SOLD SHORT (MARKET VALUE)
Market Neutral Fund ...............................   $(55,366)    $ (7,905)       $   --      $(63,271)
OTHER FINANCIAL INSTRUMENTS*
Multi-Sector Fixed Income Fund ....................   $     --     $    (42)       $   --      $    (42)
Global Opportunities Fund .........................         --           (8)           --            (8)

* Other financial instruments are forward currency contracts not reflected in the Schedules of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets of the Funds for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                                MULTI-SECTOR     SENIOR
                                                       CORE BOND   HIGH YIELD   FIXED INCOME    FLOATING
                                           BOND FUND      FUND        FUND          FUND       RATE FUND
                                           ---------   ---------   ----------   ------------   ---------
INVESTMENTS IN SECURITIES
MARKET VALUE
Balance as of September 30, 2008 .......     $ 529       $ 257       $ 772        $ 4,005        $ 688
Accrued discounts/premiums .............         1           1           1            170           11
Realized gain (loss) ...................        (1)       (403)        103         (1,394)           2
Change in unrealized appreciation
  (depreciation)(1) ....................      (184)        311        (105)           512          (84)
Net purchases (sales) ..................        (9)        (81)       (103)          (650)         413
Transfers in and/or out of Level 3(2) ..        (6)        125         (36)           (25)        (970)
                                             -----       -----       -----        -------        -----
Balance as of March 31, 2009 ...........     $ 330       $ 210       $ 632        $ 2,618        $  60

(1) Disclosed in the Statement of Operations under net realized and unrealized gain (loss) on investments.

(2) Transfers in or out of Level 3 represents the ending value as of March 31, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009
                                   (UNAUDITED)

B.  SECURITY TRANSACTIONS AND RELATED INCOME:                      F.  FOREIGN CURRENCY TRANSLATION:
    Security transactions are recorded on the trade date.              Foreign securities and other assets and liabilities are
    Dividend income is recorded on the ex-dividend date, or in         valued using the foreign currency exchange rate effective at
    the case of certain foreign securities, as soon as the Fund        the end of the reporting period. Cost of investments is
    is notified. Interest income is recorded on the accrual            translated at the currency exchange rate effective at the
    basis. Each Fund amortizes premiums and accretes discounts         trade date. The gain or loss resulting from a change in
    using the effective interest method. Realized gains and            currency exchange rates between the trade and settlement date
    losses are determined on the identified cost basis.                of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a
    Dividend income is recorded using management's estimate of         change in currency exchange rates between the date income is
    the income included in distributions received from the REIT        accrued and paid is treated as a gain or loss on foreign
    investments. Distributions received in excess of this              currency. The Trust does not isolate that portion of the
    estimated amount are recorded as a reduction of the cost of        results of operations arising from changes in exchange rates
    investments or reclassified to capital gains. The actual           or from fluctuations which arise due to changes in the market
    amounts of income, return of capital, and capital gains are        prices of securities.
    only determined by each REIT after its fiscal year-end, and
    may differ from the estimated amounts.                         G.  FORWARD CURRENCY CONTRACTS:
                                                                       Certain Funds may enter into forward currency contracts in
C.  INCOME TAXES:                                                      conjunction with the planned purchase or sale of foreign
    Each Fund is treated as a separate taxable entity. It is the       denominated securities in order to hedge the U.S. dollar cost
    policy of each Fund in the Trust to comply with the                or proceeds. Forward currency contracts involve, to varying
    requirements of Subchapter M of the Internal Revenue Code and      degrees, elements of market risk in excess of the amount
    to distribute substantially all of its taxable income to its       recognized in the Statement of Assets and Liabilities. Risks
    shareholders. Therefore, no provision for federal income           arise from the possible movements in foreign exchange rates
    taxes or excise taxes has been made.                               or if the counterparty does not perform under the contract.

    The Trust may be subject to foreign taxes on income, gains on      A forward currency contract involves an obligation to
    investments or currency repatriation, a portion of which may       purchase or sell a specific currency at a future date, which
    be recoverable. Each Fund will accrue such taxes and               may be any number of days from the date of the contract
    recoveries as applicable based upon current interpretations        agreed upon by the parties, at a price set at the time of the
    of the tax rules and regulations that exist in the markets in      contract. These contracts are traded directly between
    which it invests.                                                  currency traders and their customers. The contract is
                                                                       marked-to-market daily and the change in market value is
    FASB Interpretation No. 48 ("FIN 48"), Accounting for              recorded by each Fund as an unrealized gain or loss. When the
    Uncertainty in Income Taxes, sets forth a minimum threshold        contract is closed or offset with the same counterparty, the
    for financial statement recognition of the benefit of a tax        Fund records a realized gain or loss equal to the change in
    position taken or expected to be taken in a tax return.            the value of the contract when it was opened and the value at
    Management has analyzed the Funds' tax positions and has           the time it was closed or offset.
    concluded that no provision for income tax is required in the
    Funds' financial statements. The Funds are not aware of any    H.  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
    tax positions for which it is reasonably possible that the         Certain Funds may engage in when-issued or delayed delivery
    total amounts of unrecognized tax benefits will significantly      transactions. Each Fund records when-issued and delayed
    change in the next twelve months. Each of the Funds' federal       delivery securities on the trade date. Each Fund maintains
    tax returns for the prior three fiscal years remain subject        collateral for the securities purchased. Securities purchased
    to examination by the Internal Revenue Service.                    on a when-issued or delayed delivery basis begin earning
                                                                       interest on the settlement date.
D.  DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions are recorded by each Fund on the ex-dividend     I.  LOAN AGREEMENTS:
    date. For the CA Tax-Exempt Fund, Money Market Fund and the        Certain Funds may invest in direct debt instruments which are
    Multi-Sector Fixed Income Fund income distributions are            interests in amounts owed by a corporate, governmental, or
    recorded daily. Income and capital gain distributions are          other borrower to lenders or lending syndicates. The Fund's
    determined in accordance with income tax regulations which         investments in loans may be in the form of participations in
    may differ from accounting principles generally accepted in        loans or assignments of all or a portion of loans from third
    the United States of America. These differences may include        parties. A loan is often administered by a bank or other
    the treatment of non-taxable dividends, market premium and         financial institution (the lender) that acts as agent for all
    discount, non-deductible expenses, expiring capital loss           holders. The agent administers the terms of the loan, as
    carryovers, foreign currency gain or loss, gain or loss on         specified in the loan agreement. When investing in a loan
    futures contracts, partnerships, operating losses and losses       participation, the Fund has the right to receive payments of
    deferred due to wash sales. Permanent book and tax basis           principal, interest and any fees to which it is entitled only
    differences relating to shareholder distributions will result      from the lender selling the loan agreement and only upon
    in reclassifications to capital paid in on shares of               receipt by the lender of payments from the borrower. The Fund
    beneficial interest.                                               generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the
E.  EXPENSES:                                                          Fund may be subject to the credit risk of both the borrower
    Expenses incurred by the Trust with respect to more than one       and the lender that is selling the loan agreement. When the
    fund are allocated in proportion to the net assets of each         Fund purchases assignments from lenders it acquires direct
    fund, except where allocation of direct expense to each Fund       rights against the borrower on the loan. Direct indebtedness
    or an alternative allocation method can be more appropriately      of emerging countries involves a risk that the government
    made.                                                              entities responsible for the repayment of the debt may be
                                                                       unable, or unwilling, to pay the principal and interest when
    In addition to the Net Annual Operating Expenses that the          due.
    Funds bear directly, the shareholders of the funds indirectly bear the pro-rata expenses of the underlying mutual funds in which certain funds invest.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009
                                   (UNAUDITED)

J.  CREDIT LINKED NOTES:                                           M.  REPURCHASE AGREEMENTS:
    Certain Funds may invest in credit linked notes which are          Certain Funds may invest in repurchase agreements. A
    usually issued by a special purpose vehicle that is selling        repurchase agreement is a transaction where a Fund acquires a
    credit protection through a credit default swap. The               security for cash and obtains a simultaneous commitment from
    performance of the notes is linked to the performance of the       the seller to repurchase the security at an agreed upon price
    underlying reference obligation. The special purpose vehicle       and date. Each Fund, through its custodian, takes possession
    invests the proceeds from the notes to cover its contingent        of securities collateralizing the repurchase agreement. The
    obligation. Credit linked notes may also have risks with           collateral is marked-to-market daily to ensure that the
    default by the referenced obligation, currency and/or              market value of the underlying assets remains sufficient to
    interest rates.                                                    protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines,
K.  SHORT SALES:                                                       or if the seller enters insolvency proceedings, realization
    Certain funds may sell securities short. A short sale is a         of collateral may be delayed or limited.
    transaction in which the Fund sells a security it does not
    own in anticipation of a decline in market price. To sell a        At March 31, 2009, the Funds had no open repurchase
    security short, the Fund must borrow the security. The Fund's      agreements.
    obligation to replace the security borrowed and sold short
    will be fully collateralized at all times by the proceeds      3.  INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
    from the short sale retained by the broker and by cash and         ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)
    securities deposited in a segregated account with the Fund's
    custodian. If the price of the security sold short increases       At end of business December 31, 2008, Virtus Investment
    between the time of the short sale and the time the Fund           Partners, Inc. ("Virtus") spun off from The Phoenix
    replaces the borrowed security, the Fund will realize a loss       Companies, Inc. ("PNX"), into an independent publicly traded
    unlimited, and if the price declines during the period, the        company which through its affiliates provides asset
    Fund will realize a gain limited. Any realized gain will be        management and related services to individuals and
    decreased, and any realized loss increased, by the amount of       institutions. Virtus Investment Advisers, Inc. ("VIA", the
    transaction costs. On ex-dividend date, dividends on short         "Adviser", formerly known as Phoenix Investment Counsel,
    sales are recorded as an expense to the Fund.                      Inc.) and VP Distributors, Inc. ("VP Distributors", formerly known as Phoenix Equity Planning Corporation) are indirect
    At March 31, 2009, the value of securities sold short in the       wholly-owned subsidiaries of Virtus. Due to the spin-off, the
    Market Neutral Fund amounted to $63,271 (reported in               asset management subsidiaries have changed their names to
    thousands) against which collateral of $130,817 (reported in       reflect the Virtus brand.
    thousands) was held. The collateral includes the deposits
    with broker for securities sold short and the long-term            As compensation for its services to the Trust, the Adviser,
    investments held long, as shown in the Schedule of                 an indirect wholly-owned subsidiary of Virtus, is entitled to
    Investments and Securities Sold Short. Short selling used in       a fee based upon the following annual rates as a percentage
    the management of the Fund may accelerate the velocity of          of the average daily assets of each Fund:
    potential losses if the prices of securities sold short
    appreciate quickly. Stocks purchased may decline in value at                                         1ST   $1+ BILLION -   $2+
    the same time stocks sold short appreciate in value, thereby                                       BILLION  $2 BILLION   BILLION
    increasing potential losses.                                                                       ------- ------------- -------
                                                                       Global Infrastructure Fund ....  0.65%      0.60%      0.55%
    In accordance with the terms of its prime brokerage                Global Real Estate Securities
    agreements, the Market Neutral Fund may receive rebate income       Fund .........................  0.85%      0.80%      0.75%
    or be charged a fee on borrowed securities. Such income or         International Real Estate
    fee is calculated on a daily basis based upon the market            Securities Fund ..............  1.00%      0.95%      0.90%
    value of each borrowed security and a variable rate that is        CA Tax-Exempt Bond Fund .......  0.45%      0.40%      0.35%
    dependent upon the availability of such security. The Fund         Core Bond Fund ................  0.45%      0.40%      0.35%
    records these prime broker charges on a net basis as interest      High Yield Fund ...............  0.65%      0.60%      0.55%
    income or interest expense. For the period ended March 31,         Money Market Fund .............  0.40%      0.35%      0.30%
    2009, the Fund had net charges of $303 (reported in                Multi-Sector Fixed Income Fund.  0.55%      0.50%      0.45%
    thousands) on borrowed securities. Such amounts are included       Senior Floating Rate Fund .....  0.60%      0.55%      0.50%
    in prime broker interest expense on the statement of               Global Opportunities Fund .....  0.85%      0.80%      0.75%
    operations.
                                                                       For the Funds shown below the individual rates are as
L.  SECURITY LENDING:                                                  follows:
    Certain Funds may loan securities to qualified brokers
    through an agreement with State Street Bank and Trust Company      Alternatives Diversifier Fund.              0.10%
    (the "Custodian"). Under the terms of agreement, the Fund is       Market Neutral Fund ..........              1.50%*
    required to maintain collateral with a market value not less       Wealth Builder Fund ..........              0.10%
    than 100% of the market value of loaned securities.                Wealth Guardian Fund .........              0.10%
    Collateral is adjusted daily in connection with changes in         Bond Fund ....................              0.50%
    the market value of securities on loan. Collateral may
    consist of cash and securities issued by the U.S. Government.      *  The adviser has voluntarily agreed to waive 0.15% of its
    Cash collateral is invested in a short-term money market              management fee. The adviser may discontinue the voluntary
    fund. Dividends earned on the collateral and premiums paid by         fee waiver and or cap at any time.
    the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in
    connection with this securities lending program. Lending
    portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

    At March 31, 2009, the Funds had no securities on loan.

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009
                                  (UNAUDITED)

The Adviser has voluntarily agreed to limit each Fund's total      The Adviser manages the Funds' investment program and general
operating expenses (excluding interest, taxes, and extraordinary   operations of the Funds, including oversight of the Funds'
expenses), so that such expenses do not exceed the below           subadvisers. The subadvisers to the funds are as follows:
percentages of the average daily net asset values for the
following funds. The Adviser may discontinue these voluntary       FUND                                   SUBADVISER
expense caps at any time.                                          ----                   ------------------------------------------
                                                                   Global Infrastructure
                                  CLASS A CLASS B CLASS C CLASS I   Fund ...............  Duff & Phelps Investment Management Co.
                                  ------- ------- ------- -------                         ("DPIM")
Alternatives Diversifier                                           Global Real Estate
 Fund(2) .......................   0.20%     --    0.20%     --     Securities Fund ....  Duff & Phelps Investment Management Co.
International Real Estate                                                                 ("DPIM")
 Securities Fund ...............   1.50%     --    2.25%   1.25%   International
Market Neutral Fund(1) .........   1.77%   2.52%   2.52%     --     Real Estate
Bond Fund ......................   0.85%   1.60%   1.60%   0.60%    Securities Fund ....  Duff & Phelps Investment Management Co.
CA Tax-Exempt Bond Fund ........   0.85%     --      --    0.60%                          ("DPIM")
Core Bond Fund .................   1.00%   1.75%   1.75%     --    Market Neutral
Senior Floating Rate Fund(3) ...   1.20%     --    1.95%   0.95%    Fund ...............  The Boston Company Asset Management
                                                                                          LLC ("TBCAM")
(1) Excluding dividends and interest on short sales.               Bond Fund ...........  SCM Advisors LLC ("SCM")
                                                                   Core Bond Fund ......  Goodwin Capital Advisers, Inc. ("Goodwin")
(2) Excluding 12b-1 fees and acquired fund fees and expenses.      High Yield Fund .....  SCM Advisors LLC ("SCM")
                                                                   Money Market Fund ...  Goodwin Capital Advisers, Inc. ("Goodwin")
(3) Excludes leverage expenses.                                    Multi-Sector Fixed
                                                                    Income Fund ........  Goodwin Capital Advisers, Inc. ("Goodwin")
Effective December 15, 2008, the Adviser discontinued the          Senior Floating
voluntary expense cap for the Global Infrastructure Fund.           Rate Fund ..........  Goodwin Capital Advisers, Inc. ("Goodwin")
                                                                   Global Opportunities
The Adviser has contractually agreed to limit the Fund listed       Fund ...............  Vontobel Asset Management, Inc.
below total operating expenses (excluding interest, taxes, and                            ("Vontobel")
extraordinary expenses) through March 31, 2010 so that such
expenses do not exceed the following percentages of the average    DPIM AND SCM ARE INDIRECT, WHOLLY-OWNED SUBSIDIARIES OF VIRTUS.
daily net asset values:
                                                                   As distributor of each Fund's shares, VP Distributors, an
                                          CLASS A CLASS C CLASS I  indirect wholly-owned subsidiary of Virtus, has advised the Funds
                                          ------- ------- -------  that it retained net selling commissions and deferred sales
Global Real Estate Securities Fund .....    1.40%  2.15%   1.15%   charges for the six-month period (the "period") ended March 31,
                                                                   2009, as follows:
Effective August 23, 2007, the Adviser may recapture operating
expenses waived or reimbursed under this arrangement, within                                           CLASS A     CLASS B   CLASS C
three fiscal years following the end of the fiscal year in which                                         NET      DEFERRED  DEFERRED
such waiver or reimbursement occurred. Each Fund must pay its                                          SELLING      SALES     SALES
ordinary operating expenses before the Adviser is entitled to any                                    COMMISSIONS   CHARGES   CHARGES
reimbursement and must remain in compliance with applicable                                          -----------  --------  --------
expense limitations. All or a portion of the following Adviser     Alternatives Diversifier Fund          $26        $--     $87
reimbursed expenses through September 30, 2008 may be recaptured   Global Infrastructure Fund .....        19         --       1
by the fiscal year ending:                                         Global Real Estate
                                                                    Securities Fund ...............        --         --      --
                                                 EXPIRATION DATE   International Real Estate
                                                -----------------   Securities Fund ...............        --         --      --
                                                2010  2011  TOTAL  Market Neutral Fund ............         2          3      --(1)
                                                ----  ----  -----  Wealth Builder Fund ............         4         --       3
Alternatives Diversifier Fund ................  $36   $571   $607  Wealth Guardian Fund ...........         2         --       1
Global Infrastructure Fund ...................    8     51     59  Bond Fund ......................         1          2       1
International Real Estate Securities                               CA Tax-Exempt Bond Fund ........         2         --      --
 Fund ........................................   --     12     12  Core Bond Fund .................         1          1      --(1)
Market Neutral Fund ..........................   10    191    201  High Yield Fund ................         1          3      --(1)
Wealth Builder Fund ..........................   29    274    303  Multi-Sector Fixed Income
Wealth Guardian Fund .........................   12    137    149   Fund ..........................         2          6       2
Bond Fund ....................................   --     95     95  Senior Floating Rate Fund ......        --(1)      --      --(1)
CA Tax-Exempt Bond Fund ......................    7    109    116  Global Opportunities Fund ......         1          4      --(1)
Core Bond Fund ...............................   12    105    117
Senior Floating Rate Fund ....................   --     61     61  (1) Amount is less than $500 (not reported in thousands).

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009
                                  (UNAUDITED)

In addition, each Fund pays VP Distributors distribution and/or                                                AGGREGATE   NET ASSET
service fees at the following annual rates as a percentage of the                                                SHARES      VALUE
average daily net assets of each respective class:                                                             ---------   ---------
                                                                       International Real Estate Securities
                                        CLASS A  CLASS B  CLASS C         Fund,
                                        -------  -------  -------         Class A ..........................   7,821,374   $  29,643
Alternatives Diversifier Fund ........   0.10%      --     0.85%          Class C ..........................      10,268          39
Global Infrastructure Fund ...........   0.25%      --     1.00%          Class I ..........................      10,428          40
Global Real Estate                                                     Market Neutral Fund,
 Securities Fund .....................   0.25%      --     1.00%          Class A ..........................   4,843,862      49,843
International Real Estate                                              Bond Fund,
 Securities Fund .....................   0.25%      --     1.00%          Class A ..........................   1,043,740      10,145
Market Neutral Fund ..................   0.25%    1.00%    1.00%       Money Market Fund,
Wealth Builder Fund ..................   none       --     0.75%          Class A ..........................      66,665          67
Wealth Guardian Fund .................   none       --     0.75%       Senior Floating Rate Fund,
Bond Fund ............................   0.25%    1.00%    1.00%          Class A ..........................   2,661,153      22,247
CA Tax-Exempt Bond Fund ..............   0.25%      --       --
Core Bond Fund .......................   0.25%    1.00%    1.00%       Until March 1, 2007, the Trust provided a deferred
High Yield Fund ......................   0.25%    1.00%    1.00%       compensation plan to its trustees who were not officers of
Multi-Sector Fixed Income                                              Virtus. Under the deferred compensation plan, trustees were
 Fund ................................   0.25%    1.00%    1.00%       able to elect to defer all or a portion of their
Senior Floating Rate Fund ............   0.25%      --     1.00%       compensation. Amounts deferred were retained by the Fund, and
Global Opportunities Fund ............   0.25%    1.00%    1.00%       to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those Virtus Mutual Funds
There are no distribution and/or service fees for Class I. The         selected by the trustees. At March 31, 2009, all deferred
Money Market Fund does not have distribution and/or service fees.      amounts were paid to Trustees.

To avoid duplication of distribution and/or service fees, each     4.  PURCHASES AND SALES OF SECURITIES
class of shares of the Alternatives Diversifier Fund, Wealth           ($ REPORTED IN THOUSANDS)
Builder Fund and Wealth Guardian Fund has reduced the
distribution and/or service fees by the amount of the underlying       Purchases and sales of investment securities for all Funds
affiliated mutual funds' Class A and Class Y distribution and/or       except the Money Market Fund (excluding U.S. Government
service fees. The net amounts are shown in the above table.            securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended
Under certain circumstances, shares of certain Virtus Mutual           March 31, 2009, were as follows:
Funds may be exchanged for shares of the same class of certain
other Virtus Mutual Funds on the basis of the relative net asset                                               PURCHASES     SALES
values per share at the time of the exchange. On exchanges with                                                ---------   ---------
share classes that carry a contingent deferred sales charge, the       Alternatives Diversifier Fund .......    $ 41,066    $ 99,995
CDSC schedule of the original shares purchased continues to            Global Infrastructure Fund ..........      21,441      17,854
apply.                                                                 Global Real Estate Securities
                                                                        Fund ...............................       1,015          41
VP Distributors serves as the Administrator to the Trust. For its      International Real Estate
services, which include financial agent services, VP Distributors       Securities Fund ....................      15,141      11,516
receives an administration fee at an annual rate of 0.09% of the       Market Neutral Fund .................     117,295     137,693
first $5 billion, 0.08% on the next $10 billion, and 0.07% over        Wealth Builder Fund .................       3,648      13,729
$15 billion of the average net assets across all non-money market      Wealth Guardian Fund ................       2,762       7,468
funds in the Virtus Mutual Funds and certain other funds. For the      Bond Fund ...........................      58,370      40,823
money market funds, the fee is 0.035% of the average net assets        CA Tax-Exempt Bond ..................       1,656       5,991
across all money market funds within The Virtus Mutual Funds and       Core Bond Fund ......................       3,765       7,650
certain other funds. For the period ended March 31, 2009, the          High Yield Fund .....................      59,147      63,047
funds incurred administration fees totaling $490.                      Multi-Sector Fixed Income ...........      21,835      24,011
                                                                       Senior Floating Rate Fund ...........      22,231       1,321
VP Distributors also serves as the Trust's transfer agent. For         Global Opportunities Fund ...........      74,006      80,958
the period ended March 31, 2009, transfer agent fees were $891 as
reported in the Statements of Operations.                                                                                  PURCHASES
                                                                                                                 SHORT      TO COVER
At March 31, 2009, Virtus and its affiliates, the retirement                                                     SALES       SHORTS
plans of Virtus and its affiliates, and Virtus affiliated funds                                                ---------   ---------
held shares of the funds which may be redeemed at any time that        Market Neutral Fund .................    $188,585    $157,318
aggregated the following:
                                                                       Purchases and sales of long term U.S. Government and agency
                                            AGGREGATE   NET ASSET      securities for the Funds during the period ended March 31,
                                              SHARES      VALUE        2009, were as follows:
                                            ---------   ---------
Global Infrastructure Fund,                                                                                    PURCHASES     SALES
   Class A ..............................   4,779,645    $38,906                                               ---------   ---------
Global Real Estate Securities Fund,                                    Bond Fund ...........................    $213,425    $248,558
   Class A ..............................      80,000        882       Core Bond Fund ......................       5,474       2,966
   Class C ..............................      10,000        110       High Yield Fund .....................         320          --
   Class I ..............................      10,000        110       Multi-Sector Fixed Income ...........       3,635       9,207

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009

5.   CAPITAL SHARE TRANSACTIONS
     (REPORTED IN THOUSANDS)

     Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

                                            ------------------------   ------------------------
                                              SHARES        AMOUNT       SHARES        AMOUNT
                                            ----------    ----------   ----------    ----------
-----------------------------------------   ------------------------   ------------------------
                                                Six-Months Ended
ALTERNATIVES DIVERSIFIER FUND                    March 31, 2009               Year Ended
                                                   (Unaudited)            September 30, 2008
-----------------------------------------   ------------------------   ------------------------
   CLASS A
   Sale of shares                                5,568    $   45,666       20,960    $  244,592
   Reinvestment of distributions                   142         1,140          136         1,627
   Shares repurchased                          (11,886)      (95,161)      (5,205)      (59,586)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                    (6,176)   $  (48,355)      15,891    $  186,633
                                            ==========    ==========   ==========    ==========
   CLASS C
   Sale of shares                                1,319    $   10,873        8,893    $  103,128
   Reinvestment of distributions                    31           250           45           528
   Shares repurchased                           (2,963)      (23,220)      (1,644)      (18,894)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                    (1,613)   $  (12,097)       7,294    $   84,762
                                            ==========    ==========   ==========    ==========
-----------------------------------------   ------------------------   ------------------------
                                                Six-Months Ended
GLOBAL INFRASTRUCTURE FUND                       March 31, 2009               Year Ended
                                                   (Unaudited)            September 30, 2008
-----------------------------------------   ------------------------   ------------------------
   CLASS A
   Sale of shares                                2,008    $   17,410        3,531    $   46,054
   Reinvestment of distributions                   143         1,284          282         3,775
   Shares repurchased                           (1,854)      (16,555)      (1,110)      (14,788)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                       297    $    2,139        2,703    $   35,041
                                            ==========    ==========   ==========    ==========
   CLASS C
   Sale of shares                                  285    $    2,368           44    $      586
   Reinvestment of distributions                     3            29            7            98
   Shares repurchased                              (35)         (314)         (25)         (312)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                       253    $    2,083           26    $      372
                                            ==========    ==========   ==========    ==========
   CLASS I(1)
   Sale of shares                                   23    $      206            8    $      100
   Reinvestment of distributions                    --(2)          3           --(2)          1
   Shares repurchased                               (9)          (82)          --            --
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                        14    $      127            8    $      101
                                            ==========    ==========   ==========    ==========
-------------------------------------       ------------------------
                                               From Inception Date
                                                March 2, 2009 to
GLOBAL REAL ESTATE SECURITIES FUND               March 31, 2009
                                                   (Unaudited)
-------------------------------------       ------------------------
   CLASS A
   Sale of shares                                   80    $      800
   Reinvestment of distributions                    --            --
   Shares repurchased                               --            --
                                            ----------    ----------
   Net increase / (decrease)                        80    $      800
                                            ==========    ==========
   CLASS C
   Sale of shares                                   10    $      100
   Reinvestment of distributions                    --            --
   Shares repurchased                               --            --
                                            ----------    ----------
   Net increase / (decrease)                        10    $      100
                                            ==========    ==========
   CLASS I
   Sale of shares                                   10    $      100
   Reinvestment of distributions                    --            --
   Shares repurchased                               --            --
                                            ----------    ----------
   Net increase / (decrease)                        10    $      100
                                            ==========    ==========

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009

                                            ------------------------   ------------------------
                                              SHARES        AMOUNT       SHARES        AMOUNT
                                            ----------    ----------   ----------    ----------
-----------------------------------------   ------------------------   ------------------------
                                                Six-Months Ended          From Inception Date
INTERNATIONAL REAL ESTATE SECURITIES FUND        March 31, 2009           October 1, 2007 to
                                                   (Unaudited)            September 30, 2008
-----------------------------------------   ------------------------   ------------------------
   CLASS A
   Sale of shares                                1,330    $    5,774        9,133    $   70,334
   Reinvestment of distributions                   178           791           25           213
   Shares repurchased                           (2,695)      (10,548)         (97)         (802)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                    (1,187)   $   (3,983)       9,061    $   69,745
                                            ==========    ==========   ==========    ==========
   CLASS C
   Sale of shares                                   72    $      317           94    $      794
   Reinvestment of distributions                     1             4           --(2)          2
   Shares repurchased                              (24)         (107)         (73)         (544)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                        49    $      214           21    $      252
                                            ==========    ==========   ==========    ==========
   CLASS I
   Sale of shares                                   --    $       --           10    $      100
   Reinvestment of distributions                    --(2)          1           --(2)          2
   Shares repurchased                               --            --           --            --
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                        --(2) $        1           10    $      102
                                            ==========    ==========   ==========    ==========
-----------------------------------------   ------------------------   ------------------------
                                                Six-Months Ended
MARKET NEUTRAL FUND                              March 31, 2009               Year Ended
                                                   (Unaudited)            September 30, 2008
-----------------------------------------   ------------------------   ------------------------
   CLASS A
   Sale of shares                                1,057    $   10,706        9,220    $   93,882
   Reinvestment of distributions                    --            --           86           895
   Shares repurchased                           (6,983)      (69,580)      (2,328)      (23,305)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                    (5,926)   $  (58,874)       6,978    $   71,472
                                            ==========    ==========   ==========    ==========
   CLASS B
   Sale of shares                                   16    $      150           11    $      118
   Reinvestment of distributions                    --            --            2            18
   Shares repurchased                              (45)         (432)         (97)         (972)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                       (29)   $     (282)         (84)   $     (836)
                                            ==========    ==========   ==========    ==========
   CLASS C
   Sale of shares                                   46    $      440           51    $      508
   Reinvestment of distributions                    --            --            5            45
   Shares repurchased                             (141)       (1,338)        (237)       (2,359)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                       (95)   $     (898)        (181)   $   (1,806)
                                            ==========    ==========   ==========    ==========
-----------------------------------------   ------------------------   ------------------------
                                                Six-Months Ended
WEALTH BUILDER FUND                              March 31, 2009               Year Ended
                                                   (Unaudited)            September 30, 2008
-----------------------------------------   ------------------------   ------------------------
   CLASS A
   Sale of shares                                  179    $    1,409          489    $    5,817
   Reinvestment of distributions                   102           794          162         2,002
   Plan of Reorganization (See Note 11)            673         4,920           --            --
   Shares repurchased                             (749)       (6,004)      (1,067)      (12,560)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                       205    $    1,119         (416)   $   (4,741)
                                            ==========    ==========   ==========    ==========
   CLASS C
   Sale of shares                                  190    $    1,490          224    $    2,504
   Reinvestment of distributions                    52           406          218         2,741
   Plan of Reorganization (See Note 11)            326         2,368           --            --
   Shares repurchased                             (881)       (6,852)      (1,441)      (16,678)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                      (313)   $   (2,588)        (999)   $  (11,433)
                                            ==========    ==========   ==========    ==========

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009

                                            ------------------------   ------------------------
                                              SHARES        AMOUNT       SHARES        AMOUNT
                                            ----------    ----------   ----------    ----------
-----------------------------------------   ------------------------   ------------------------
                                                Six-Months Ended
WEALTH GUARDIAN FUND                             March 31, 2009               Year Ended
                                                   (Unaudited)            September 30, 2008
-----------------------------------------   ------------------------   ------------------------
   CLASS A
   Sale of shares                                  110    $      871          523    $    6,027
   Reinvestment of distributions                    52           419           69           790
   Shares repurchased                             (350)       (2,839)        (680)       (7,642)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                      (188)   $   (1,549)         (88)   $     (825)
                                            ==========    ==========   ==========    ==========
   CLASS C
   Sale of shares                                   67    $      536          152    $    1,729
   Reinvestment of distributions                    20           164           22           260
   Shares repurchased                             (390)       (3,140)        (623)       (6,940)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                      (303)   $   (2,440)        (449)   $   (4,951)
                                            ==========    ==========   ==========    ==========
-----------------------------------------   ------------------------   ------------------------
                                                Six-Months Ended
BOND FUND                                        March 31, 2009               Year Ended
                                                   (Unaudited)            September 30, 2008
-----------------------------------------   ------------------------   ------------------------
   CLASS A
   Sale of shares                                  459    $    4,496          339    $    3,490
   Reinvestment of distributions                    48           463          111         1,127
   Plan of Reorganization (See Note 11)             --            --          125         1,283
   Shares repurchased                             (769)       (7,404)        (979)       (9,900)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                      (262)   $   (2,445)        (404)   $   (4,000)
                                            ==========    ==========   ==========    ==========
   CLASS B
   Sale of shares                                   76    $      721           95    $      955
   Reinvestment of distributions                     4            40           10           103
   Plan of Reorganization (See Note 11)             --            --           --            --
   Shares repurchased                              (93)         (888)        (107)       (1,077)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                       (13)   $     (127)          (2)   $      (19)
                                            ==========    ==========   ==========    ==========
   CLASS C
   Sale of shares                                  333    $    3,190          288    $    2,901
   Reinvestment of distributions                     6            55            6            62
   Plan of Reorganization (See Note 11)             --            --           40           402
   Shares repurchased                             (132)       (1,252)        (191)       (1,920)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                       207    $    1,993          143    $    1,445
                                            ==========    ==========   ==========    ==========
   CLASS I
   Sale of shares                                  484    $    4,785          400    $    4,110
   Reinvestment of distributions                   295         2,891          290         2,946
   Plan of Reorganization (See Note 11)             --            --       12,554       129,630
   Shares repurchased                           (2,025)      (19,767)      (3,900)      (39,912)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                    (1,246)   $  (12,091)       9,344    $   96,774
                                            ==========    ==========   ==========    ==========
-----------------------------------------   ------------------------   ------------------------
                                                Six-Months Ended
CA TAX-EXEMPT BOND FUND                          March 31, 2009               Year Ended
                                                   (Unaudited)            September 30, 2008
-----------------------------------------   ------------------------   ------------------------
   CLASS A
   Sale of shares                                   49    $      549           44    $      528
   Reinvestment of distributions                    37           417           68           814
   Shares repurchased                             (243)       (2,752)        (350)       (4,220)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                      (157)   $   (1,786)        (238)   $   (2,878)
                                            ==========    ==========   ==========    ==========
   CLASS I
   Sale of shares                                  281    $    3,183          549    $    6,638
   Reinvestment of distributions                    16           184           37           443
   Shares repurchased                             (501)       (5,629)        (481)       (5,811)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                      (204)   $   (2,262)         105    $    1,270
                                            ==========    ==========   ==========    ==========

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009

                                            ------------------------   ------------------------
                                              SHARES        AMOUNT       SHARES        AMOUNT
                                            ----------    ----------   ----------    ----------
-----------------------------------------   ------------------------   ------------------------
                                                Six-Months Ended
CORE BOND FUND                                   March 31, 2009               Year Ended
                                                   (Unaudited)            September 30, 2008
-----------------------------------------   ------------------------   ------------------------
   CLASS A
   Sale of shares                                  245    $    1,818          215    $    1,789
   Reinvestment of distributions                   133           974          238         1,955
   Shares repurchased                             (610)       (4,503)        (902)       (7,451)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                      (232)   $   (1,711)        (449)   $   (3,707)
                                            ==========    ==========   ==========    ==========
   CLASS B
   Sale of shares                                   10    $       77           62    $      509
   Reinvestment of distributions                     3            19            6            47
   Shares repurchased                              (43)         (319)        (105)         (863)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                       (30)   $     (223)         (37)   $     (307)
                                            ==========    ==========   ==========    ==========
   CLASS C
   Sale of shares                                  115    $      844           85    $      714
   Reinvestment of distributions                     4            27            5            45
   Shares repurchased                              (37)         (271)         (59)         (488)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                        82    $      600           31    $      271
                                            ==========    ==========   ==========    ==========
-----------------------------------------   ------------------------   ------------------------
                                                Six-Months Ended
HIGH YIELD FUND                                  March 31, 2009               Year Ended
                                                   (Unaudited)            September 30, 2008
-----------------------------------------   ------------------------   ------------------------
   CLASS A
   Sale of shares                                2,154    $    7,083        1,283    $    5,881
   Reinvestment of distributions                   754         2,492        1,217         5,496
   Shares repurchased                           (3,015)      (10,173)      (4,763)      (21,787)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                      (107)   $     (598)      (2,263)   $  (10,410)
                                            ==========    ==========   ==========    ==========
   CLASS B
   Sale of shares                                    6    $       19          108    $      483
   Reinvestment of distributions                     8            26           16            72
   Shares repurchased                             (113)         (379)        (314)       (1,437)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                       (99)   $     (334)        (190)   $     (882)
                                            ==========    ==========   ==========    ==========
   CLASS C
   Sale of shares                                   59    $      195          104    $      473
   Reinvestment of distributions                     9            29           15            66
   Shares repurchased                             (100)         (334)        (177)         (795)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                       (32)   $     (110)         (58)   $     (256)
                                            ==========    ==========   ==========    ==========
-----------------------------------------   ------------------------   ------------------------
                                                Six-Months Ended
MONEY MARKET FUND                                March 31, 2009               Year Ended
                                                   (Unaudited)            September 30, 2008
-----------------------------------------   ------------------------   ------------------------
   CLASS A
   Sale of shares                               25,787    $   25,787       66,313    $   66,313
   Reinvestment of distributions                   291           291        2,643         2,643
   Shares repurchased                          (35,581)      (35,581)     (80,258)      (80,258)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                    (9,503)   $   (9,503)     (11,302)   $  (11,302)
                                            ==========    ==========   ==========    ==========

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009

                                            ------------------------   ------------------------
                                              SHARES        AMOUNT       SHARES        AMOUNT
                                            ----------    ----------   ----------    ----------
-----------------------------------------   ------------------------   ------------------------
                                                Six-Months Ended
MULTI-SECTOR FIXED INCOME BOND FUND              March 31, 2009               Year Ended
                                                   (Unaudited)            September 30, 2008
-----------------------------------------   ------------------------   ------------------------
   CLASS A
   Sale of shares                                1,068    $    8,388        1,048    $   11,016
   Reinvestment of distributions                   283         2,222          426         4,391
   Shares repurchased                           (2,617)      (20,864)      (2,274)      (23,676)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                    (1,266)   $  (10,254)        (800)   $   (8,269)
                                            ==========    ==========   ==========    ==========
   CLASS B
   Sale of shares                                  165    $    1,307          171    $    1,781
   Reinvestment of distributions                    31           244           43           446
   Shares repurchased                             (130)       (1,058)        (222)       (2,302)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                        66    $      493           (8)   $      (75)
                                            ==========    ==========   ==========    ==========
   CLASS C
   Sale of shares                                1,064    $    8,373          473    $    4,959
   Reinvestment of distributions                    46           363           67           698
   Shares repurchased                             (449)       (3,618)        (616)       (6,418)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                       661    $    5,118          (76)   $     (761)
                                            ==========    ==========   ==========    ==========
-----------------------------------------   ------------------------   ------------------------
                                                Six-Months Ended          From Inception Date
SENIOR FLOATING RATE FUND                        March 31, 2009           January 31, 2008 to
                                                   (Unaudited)            September 30, 2008
-----------------------------------------   ------------------------   ------------------------
   CLASS A
   Sale of shares                                2,869    $   23,761        1,466    $   14,660
   Reinvestment of distributions                    63           506           59           586
   Shares repurchased                             (120)         (978)          --            --
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                     2,812    $   23,289        1,525    $   15,246
                                            ==========    ==========   ==========    ==========
   CLASS C
   Sale of shares                                   50    $      411           37    $      371
   Reinvestment of distributions                     1             9            1             8
   Shares repurchased                               (6)          (47)          --            --
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                        45    $      373           38    $      379
                                            ==========    ==========   ==========    ==========
   CLASS I
   Sale of shares                                   --    $       --           24    $      238
   Reinvestment of distributions                     1             7            1             9
   Shares repurchased                               --            --           --            --
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                         1    $        7           25    $      247
                                            ==========    ==========   ==========    ==========
-----------------------------------------   ------------------------   ------------------------
                                                Six-Months Ended
GLOBAL OPPORTUNITIES FUND                        March 31, 2009               Year Ended
                                                   (Unaudited)            September 30, 2008
-----------------------------------------   ------------------------   ------------------------
   CLASS A
   Sale of shares                                  140    $      797          215    $    2,248
   Reinvestment of distributions                   110           642          267         2,785
   Shares repurchased                             (812)       (4,684)      (1,248)      (12,695)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                      (562)   $   (3,245)        (766)   $   (7,662)
                                            ==========    ==========   ==========    ==========
   CLASS B
   Sale of shares                                   16    $       80           49    $      476
   Reinvestment of distributions                     3            15           10            95
   Shares repurchased                             (117)         (615)        (194)       (1,834)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                       (98)   $     (520)        (135)   $   (1,263)
                                            ==========    ==========   ==========    ==========
   CLASS C
   Sale of shares                                   18    $       96           35    $      331
   Reinvestment of distributions                     1             6            3            36
   Shares repurchased                              (46)         (228)         (53)         (470)
                                            ----------    ----------   ----------    ----------
   Net increase / (decrease)                       (27)   $     (126)         (15)   $     (103)
                                            ==========    ==========   ==========    ==========

(1) Inception date of the Class is June 6, 2008.

(2) Shares less than 500

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009
                                   (UNAUDITED)

6.  10% SHAREHOLDERS                                                   Restricted securities are illiquid securities, as defined
                                                                       above, not registered under the Securities Act of 1933.
    As of March 31, 2009, certain Funds had individual                 Generally, 144A securities are excluded from this category,
    shareholder accounts and/or omnibus shareholder accounts           except where defined as illiquid.
    (comprised of a group of individual shareholders), which
    individually amounted to more than 10% of the total shares         At March 31, 2009, the Funds held the following illiquid and
    outstanding of the fund as detailed below.                         restricted securities:
                                                                                                                              % OF
                                                                                                                     MARKET    NET
                                           % OF SHARES  NUMBER OF                                                    VALUE    ASSETS
                                           OUTSTANDING   ACCOUNTS                         ACQUISITION  ACQUISITION    AT        AT
                                           -----------  ---------                             DATE         COST     3/31/09  3/31/09
    Alternatives Diversifier Fund .......       27%         2                             -----------  -----------  -------  -------
    Global Infrastructure Fund ..........       57%         1*     Market Neutral Fund
    Global Real Estate Securities Fund ..      100%         3*       Telefonica
    International Real Estate Securities                               Moviles S.A.         12/20/01      $    0      $ 0      0.0%
       Fund .............................       83%         1*       Telefonica Data
    Market Neutral Fund .................       62%         1*         Argentina S.A.       12/20/01      $    0      $ 0      0.0%
    Wealth Builder Fund .................       26%         1      Bond Fund
    Wealth Guardian Fund ................       22%         1        DLJ Mortgage
    Bond Fund ...........................       51%         2          Acceptance
    CA Tax-Exempt Bond Fund .............       27%         2          Corp. 96-M,
    Senior Floating Rate Fund ...........       95%         2*         1 144A
                                                                       0.000%,
*   Includes affiliated shareholder accounts.                          11/28/11              4/28/04      $    7      $ 6      0.0%
                                                                   High Yield Fund
The Asset Allocation Funds do not invest in the underlying funds     Poland Telecom
for the purpose of exercising management or control; however,          Finance BV
investments made by each Fund within each of its principal             Series B
investment strategies may represent a significant portion of an        14%, 12/1/07         11/24/97      $5,000      $62      0.1%
underlying fund's net assets. At March 31, 2009, the Funds were    ACG Holdings,
the owner of record of the following approximate percentages of      Inc.                    12/4/93      $  358      $ 0      0.0%
the total outstanding shares of the underlying funds as detailed
below:                                                                 The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection
                                   WEALTH   WEALTH   ALTERNATIVES      with the disposition of such securities.
                                  BUILDER  GUARDIAN   DIVERSIFIER
                                    FUND     FUND        FUND      8.  CREDIT RISK AND ASSET CONCENTRATION
                                  -------  --------  ------------
                                                                       In countries with limited or developing markets, investments
   Virtus Global Infrastructure                                        may present greater risks than in more developed markets and
      Fund--Class A ............     --%      --%         57%          the prices of such investments may be volatile. The
   Virtus Growth Opportunities                                         consequences of political, social or economic changes in
      Fund--Class A ............     21%      --%         --%          these markets may have disruptive effects on the market
   Virtus International Real                                           prices of these investments and the income they generate, as
      Estate Fund--Class A .....     --%      --%         83%          well as a Fund's ability to repatriate such amounts.
   Virtus Market Neutral
      Fund--Class A ............     --%      --%         62%          High yield/high risk securities typically entail greater
   Virtus Senior Floating Rate                                         price volatility and/or principal and interest rate risk.
      Fund--Class A ............     --%      --%         60%          There is a greater chance that an issuer will not be able to
   Virtus Small-Cap                                                    make principal and interest payments on time. Analysis of the
      Sustainable Growth                                               creditworthiness of issuers of high yield securities may be
      Fund--Class A ............     16%      --%         --%          complex, and as a result, it may be more difficult for the
   Virtus Value Opportunities                                          adviser and/or subadviser to accurately predict risk.
      Fund--Class A ............     15%      --%         --%
                                                                       Since the Market Neutral Fund does not clear its own short
7.  ILLIQUID AND RESTRICTED SECURITIES                                 selling transactions, it has established accounts with its
    ($ REPORTED IN THOUSANDS)                                          broker for this purpose. This results in concentration of
                                                                       credit risk with the brokerage firm. Such risk, however, is
    Investments shall be considered illiquid if they cannot be         mitigated by the broker's obligation to comply with rules and
    disposed of within seven days in the ordinary course of            regulations governing their business activities. These rules
    business at the approximate amount at which such securities        and regulations generally require maintenance of net capital
    have been valued by the Fund. Additionally, the following          and segregation of customer's funds and securities from
    information is also considered in determining liquidity: the       holdings of the firm. In the event that the clearing broker
    frequency of trades and quotes for the investment, whether         becomes insolvent, recovery of segregated funds may be
    the investment is listed for trading on a recognized domestic      limited to a pro rata share of all customer-segregated funds
    exchange and/or whether two or more brokers are willing to         available. In such an instance, the Fund could incur losses
    purchase or sell the security at a comparable price, the           to the extent that the recovery amount is less than the total
    extent of market making activity in the investment and the         cash and other securities deposited with the clearing broker.
    nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of
    Investments where applicable.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009
                                   (UNAUDITED)

    Certain Funds may invest a high percentage of their assets in      November 21, 2008 (valued at $4,920 and $2,368, respectively)
    specific sectors of the market in their pursuit of a greater       for 773,348 Class A shares and 375,944 Class C shares of the
    investment return. Fluctuations in these sectors of                Wealth Accumulator Fund outstanding on November 21, 2008. The
    concentration may have a greater impact on a Fund, positive        Wealth Accumulator Fund had net assets on that date of $7,288
    or negative, than if a Fund did not concentrate its                including $5,266 of net depreciation, which were combined
    investments in such sectors.                                       with those of the Fund. The aggregate net assets of the Fund immediately after the merger were $70,731. The shareholders
    At March 31, 2009, the Global Infrastructure Fund held             of the Wealth Accumulator Fund received for each share owned
    securities issued by various companies in the                      approximately 0.87 and 0.87, respectively, of Class A and
    Telecommunication Services and Utilities industries,               Class C shares of the same class of the Wealth Builder Fund.
    representing 39% and 38%, respectively, of the total
    investments of the Fund.                                           On May 16, 2008, the Bond Fund acquired all of the net assets of the Phoenix Insight Bond Fund ("Insight Bond Fund") of the
9.  INDEMNIFICATIONS                                                   Phoenix Insight Funds Trust pursuant to an Agreement and Plan of Reorganization approved by the Insight Bond Fund's Board
    Under the Funds' organizational documents, their trustees and      of Trustees on November 14, 2007. The acquisition was
    officers are indemnified against certain liabilities arising       accomplished by a tax-free exchange of 12,554 Class I shares,
    out of the performance of their duties to the Funds. In            125 Class A shares, and 40 Class C shares of the Bond Fund
    addition, the Funds enter into contracts that contain a            outstanding on May 16, 2008 (valued at $129,630, $1,283 and
    variety of indemnifications. The Funds' maximum exposure           $402, respectively) for 13,616 Class I shares, 135 Class A
    under these arrangements is unknown.                               shares, and 42 Class C shares of the Insight Bond Fund
                                                                       outstanding on May 16, 2008. The Insight Bond Fund had net
    However, the Funds have not had prior claims or losses             assets on that date of $131,315 including $1,714 of net
    pursuant to these arrangements.                                    depreciation, which were combined with those of the Bond
                                                                       Fund. The aggregate net assets of Bond Fund immediately after
10. REGULATORY EXAMS                                                   the merger were $202,610. The shareholders of each Class of the Insight Bond Fund received for each share owned
    Federal and state regulatory authorities from time to time         approximately 0.92, 0.93 and 0.95 share, respectively, of
    make inquiries and conduct examinations regarding compliance       Class I, Class A, and Class C shares of the Bond Fund.
    by Virtus (and, prior to the spin-off described in Note 3,
    PNX) and its subsidiaries (collectively "the Company") with    12. EXEMPTIVE ORDER
    securities and other laws and regulations affecting their
    registered products.                                               On June 5, 2006, the SEC issued an order under Section 12(d)
                                                                       (1) (J) of the Investment Company Act ("1940 Act") granting
    There are currently no such matters which the Company              an exemption from Sections 12(d) (1) (A) and (B) of the 1940
    believes will be material to these financial statements.           Act and under Sections 6(c) and 17(b) of the 1940 Act
                                                                       granting an exemption from Section 17(a) of the 1940 Act,
11. PLANS OF REORGANIZATION                                            which permits the Trust to invest in other affiliated and
                                                                       unaffiliated funds, including exchange traded funds.
    (All amounts except for per share amounts are reported in
    thousands)

    On November 21, 2008, the Wealth Builder Fund acquired all of the net assets of the Virtus Wealth Accumulator Fund ("Wealth
    Accumulator Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Virtus Opportunities Trust on August 20, 2008. The acquisition was accomplished by a tax-free exchange of 672,958 Class A shares and 326,361 Class C shares of the
    Wealth Builder Fund outstanding on


13. FEDERAL INCOME TAX INFORMATION
    ($ REPORTED IN THOUSANDS)

    At March 31, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

                                                                                            NET UNREALIZED
                                                  FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
FUND                                             TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
----                                             --------   ------------   --------------   --------------
Alternatives Diversifier Fund ................   $343,838      $ 1,231       $(115,142)        $(113,911)
Global Real Estate Securities Fund ...........        998           95              (8)               87
International Real Estate Securities Fund ....     55,020          412         (25,668)          (25,256)
Market Neutral Fund (Long positions) .........     72,252        5,283         (12,805)           (7,522)
Market Neutral Fund (Short positions) ........    (76,881)      14,954          (1,344)           13,610
Wealth Builder Fund ..........................     99,965           --         (33,290)          (33,290)
Wealth Guardian Fund .........................     44,708           --         (12,543)          (12,543)
Bond Fund ....................................    164,556        3,225          (9,939)           (6,714)
CA Tax-Exempt Bond Fund ......................     58,691        2,323          (4,132)           (1,809)
Core Bond Fund ...............................     61,540          769          (6,757)           (5,988)
High Yield Fund ..............................     89,691        1,090         (12,979)          (11,889)
Multi-Sector Fixed Income Fund ...............    127,721          581         (29,642)          (29,061)
Senior Floating Rate Fund ....................     45,364           98          (2,584)           (2,486)
Global Opportunities Fund ....................     47,666          722          (2,971)           (2,249)

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009
                                   (UNAUDITED)

    The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                                         EXPIRATION YEAR
                                    -----------------------------------------------------------------------------------------
                                      2009       2010       2011      2012      2013      2014      2015     2016      TOTAL
                                    -------    -------    -------    ------    ------    ------    ------    ----    --------
    Alternatives Diversifier
       Fund(1) ................     $    --    $    --    $    --    $   --    $   --    $   --    $   --    $443    $    443
    Market Neutral Fund .......          --         --     10,522        --        --     7,527     6,744      24      24,817
    Bond Fund .................         237         --         --       274     5,461        41     4,349     770      11,132
    CA Tax-Exempt Bond
       Fund ...................          --         --         --        --        --        --        41      --          41
    Core Bond Fund ............          --      2,929         --     7,849        --       782        --       6      11,566
    High Yield Fund ...........      66,603     70,135     21,887        --        --       143        --      --     158,768
    Multi-Sector Fixed
       Income Fund ............       7,667     13,774         --        --        --        --        --      --      21,441
    Senior Floating Rate
       Fund ...................          --         --         --        --        --        --        --      29          29

    The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

(1) Tax year end of the Fund is July 31.

14. RECENTLY ISSUED ACCOUNTING STANDARDS                           15. TREASURY GUARANTEE PROGRAM
    In April 2009, FASB issued FASB Staff Position No. 157-4,          On September 30, 2008, the Board authorized the Money Market
    DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY       Fund to apply for participation in the U.S. Department of
    FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND        the Treasury's Temporary Money Market Fund Guarantee Program
    IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4").       (the "Program"). The Fund was subsequently accepted into the
    FSP 157-4 is effective for fiscal years and interim periods        Program. Subject to certain conditions and limitations, in
    ending after June 15, 2009. FSP 157-4 provides additional          the event that the per share value of a Fund falls below
    guidance for estimating fair value in accordance with SFAS         $0.995 and a Fund liquidates its holdings, the Program will
    157 (see Note 2A), when the volume and level of activity for       provide coverage to shareholders in the Fund for up to $1.00
    the asset or liability have significantly decreased. FSP           per share for the lesser of either the number of shares the
    157-4 also includes guidance on identifying circumstances          investor held in the Fund at the close of business on
    that indicate a transaction is not orderly. FSP 157-4              September 19, 2008 or the number of shares the investor held
    requires entities to describe the inputs used in valuation         the date the per share value fell below $0.995. Shares
    techniques used to measure fair value and changes in inputs        acquired by investors after September 19, 2008 generally are
    over the period. FSP 157-4 expands the three-level hierarchy       not eligible for protection under the Program.
    disclosure and the level three-roll forward disclosure for
    each major security type as described in paragraph 19 of FAS       Participation in the initial three months of the Program
    No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND            (i.e., until December 18, 2008) required a non-refundable
    EQUITY SECURITIES. Management is currently evaluating the          payment to the U.S. Department of the Treasury in the amount
    impact the implementation of FSP 157-4 will have on                of 0.01% based on the number of outstanding shares of the
    financial statement disclosures, if any.                           Fund as of September 19, 2008. This expense was borne by the
                                                                       Fund. The Fund paid $8,026, to participate in the Program
    In March 2008, Statement of Financial Accounting Standards         which was amortized through December 18, 2008.
    No. 161, "Disclosures about Derivative Instruments and
    Hedging Activities" ("FAS 161"), was issued and is effective       On November 24, 2008, the U.S. Treasury announced an
    for fiscal years and interim periods beginning after               extension of the Program until April 30, 2009, to support
    November 15, 2008. FAS 161 is intended to improve financial        ongoing stability in the market. The Fund paid $12,875 to
    reporting for derivative instruments by requiring enhanced         continue its participation in the program, which will be
    disclosure that enables investors to understand how and why        amortized through April 30, 2009.
    a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of
    operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement
    disclosures, if any.

                   VIRTUS OPPORTUNITIES TRUST
            NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         MARCH 31, 2009
                           (UNAUDITED)

16. MARKET CONDITIONS
    Events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Funds.
    Such events include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal
    Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill
    Lynch to Bank of America, and the government bailout of AIG.
    These companies represent financial institutions with which certain of the Funds conduct business and/or whose securities are or may be held within the Funds. The potential investment of each Fund's investments in these issuers, and the financial sector in general, as reflected in each Fund's Schedule of Investments, exposes investors to the negative (or positive) performance resulting from these and other events.

17. SUBSEQUENT EVENTS
    On March 30, 2009, the Board of Trustees of the Virtus
    Opportunities Trust (the "Board"), on behalf of the Virtus
    Core Bond Fund, unanimously approved the merger of the Virtus Core Bond Fund with and into the Virtus Bond Fund, also a series of the Virtus Opportunities Trust. The merger will be conducted without a shareholder vote pursuant to the funds' Declaration of Trust and rules adopted by the Securities and Exchange Commission. Pursuant to an Agreement and Plan of Reorganization (the "Agreement") approved by the Board, the Virtus Core Bond Fund will transfer all or substantially all of its assets to the Virtus Bond Fund in exchange for shares of the Virtus Bond Fund and the assumption by the Virtus Bond Fund of all liabilities of the Virtus Core Bond Fund. Following the exchange, the Virtus
    Core Bond Fund will distribute the shares of the Virtus Bond
    Fund to its shareholders pro rata, in liquidation of the Virtus Core Bond Fund. The merger will be effective on or about May 29, 2009.

    Effective April 3, 2009, the Virtus Money Market Fund, formerly a series of Virtus Opportunities Trust, was merged with and into the Virtus Insight Money Market Fund, a series of Virtus Insight Trust. The Virtus Money Market Fund has ceased to exist and is no longer available for sale.

      CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
                    BY THE BOARD OF TRUSTEES
                           (UNAUDITED)

    The Board of Trustees of the Trust, along with the Boards of       With respect to the sub-advisory Agreements, the Board noted
    Trustees of the other trusts in the Virtus Mutual Funds            that each subadviser provided portfolio management,
    family of funds (collectively, the "Board"), are responsible       compliance with the respective Fund's investment policies
    for determining whether to approve the establishment and           and procedures, compliance with applicable securities laws
    continuation of each investment advisory and sub-advisory          and assurances thereof. In considering the renewal of the
    agreement (each, an "Agreement") applicable to the Virtus          sub-advisory Agreements, therefore, the Board considered
    Mutual Funds (collectively, the "Funds"). At meetings held         each subadviser's investment management process, including
    on November 18-20, 2008, the Board, including a majority of        (a) the experience, capability and integrity of the
    the independent Trustees, considered and approved the              subadviser's management and other personnel committed by the
    continuation of each Agreement, as further discussed below.        subadviser to its respective Fund(s); (b) the financial
    In approving each Agreement, the Board determined that the         position of the subadviser; (c) the quality and commitment
    continued retention of the applicable adviser or subadviser        of the subadviser's regulatory and legal compliance
    was in the best interests of the Funds and their                   policies, procedures and systems; and (d) the subadviser's
    shareholders. The Trustees considered each Fund separately,        brokerage and trading practices.
    though they also collectively took into account those
    interests that all the Funds had in common.                        After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality
    In reaching their decisions, the Board considered                  of the services provided by VIA and each subadviser were
    information furnished throughout the year at regular Board         reasonable and beneficial to the Funds and their
    meetings as well as information prepared specifically in           shareholders.
    connection with the annual review process. During the review
    process, the Board received assistance and advice from, and        INVESTMENT PERFORMANCE. The Board placed significant
    met separately with, independent legal counsel. The Board's        emphasis on its consideration of the investment performance
    determination contemplated a number of factors that the            of the Funds, in view of its importance to shareholders, and
    Trustees believed, in light of the legal advice furnished to       evaluated Fund performance in the context of the special
    them as well as their own business judgment, to be relevant.       considerations that a manager-of-managers structure
    Some of the factors that the Board considered are described        requires. The Board also considered that VIA continued to be
    below, although the Trustees did not identify any particular       proactive in seeking to replace and/or add subadvisers as
    information or factor as controlling but instead considered        necessary, with a view toward improving Fund performance
    the Agreements in the totality of the circumstances. Each          over the long term.
    individual Trustee may have evaluated the information
    presented differently, giving different weights to different       While consideration was given to performance reports and
    factors.                                                           discussions at Board meetings throughout the year,
                                                                       particular attention in assessing such performance was given
    NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the        to a report (the "Lipper Report") for the Funds prepared by
    Funds1 are managed using a "manager of managers" structure         Lipper Inc. ("Lipper") and furnished specifically for the
    that generally involves the use of one or more subadvisers         contract renewal process. (Lipper is an independent provider
    to manage some or all of a Fund's portfolio. Under this            of investment company data retained by the Funds for this
    structure, Virtus Investment Advisers, Inc. ("VIA") is             purpose.) The Lipper Report presented each Fund's short-term
    responsible for evaluating and selecting subadvisers on an         and long-term performance relative to a peer group of other
    ongoing basis and making any recommendations to the Board          mutual funds and relevant benchmarks, as selected by Lipper.
    regarding hiring, retaining or replacing subadvisers. In           The Board considered the composition of each peer group,
    considering the Agreement with VIA, therefore, the Trustees        selection criteria and the appropriateness of the benchmark
    considered VIA's process for supervising and managing the          used for each Fund. The Board also assessed each Fund's
    Funds' subadvisers, including (a) VIA's ability to select          performance in the context of its review of the fees and
    and monitor the subadvisers; (b) VIA's ability to provide          expenses of each Fund as well as VIA's profitability.
    the services necessary to monitor the subadvisers'
    compliance with the Funds' respective investment objectives,       The Board noted that while many of the Funds had generally
    policies and restrictions as well as provide other oversight       performed in line with their respective benchmarks and peer
    activities; and (c) VIA's ability and willingness to               groups during the periods measured, some of the Funds had
    identify instances in which a subadviser should be replaced        underperformed in comparison with their respective
    and to carry out the required changes. The Trustees also           benchmarks and/or peer groups. The Board noted that certain
    considered: (d) the experience, capability and integrity of        of the Funds' underperformance was slight, and that some of
    VIA's management and other personnel; (e) the financial            the Funds underperforming their benchmarks and/or peer
    position of VIA; (f) the quality of VIA's own regulatory and       groups for a given period had outperformed such benchmarks
    legal compliance policies, procedures and systems; (g) the         and/or peer groups during other periods. Where significant,
    nature, extent and quality of administrative and other             the Board extensively considered the performance of the
    services provided by VIA to the Funds; and (h) VIA's               underperforming Funds and the reasons for the performance
    supervision of the Funds' other service providers. Finally,        issues. The Board discussed the possible reasons for the
    the Board also noted the extent of benefits that are               underperformance with VIA, and spoke with representatives
    provided to Fund shareholders as a result of being part of         from VIA regarding plans to monitor and address performance
    the family of Virtus Mutual Funds, including the right to          issues during the coming year.
    exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

----------
(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUNDS THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WERE VIRTUS GROWTH & INCOME
    FUND, WHICH IS A SERIES OF VIRTUS EQUITY TRUST; AND VIRTUS WEALTH ACCUMULATOR FUND, VIRTUS WEALTH BUILDER FUND, VIRTUS
    DIVERSIFIER FUND AND VIRTUS ALTERNATIVES DIVERSIFIER FUND, WHICH ARE SERIES OF VIRTUS OPPORTUNITIES TRUST. VIA ACTED AS THE
    ADVISER FOR THESE FUNDS WITHOUT EMPLOYING A SUBADVISER, AND THE BOARD CONSIDERED THE VIA AGREEMENT WITH RESPECT TO THESE FUNDS
    IN THAT CONTEXT.

              CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)

The Board ultimately determined, within the context of all of its  The Board did not receive comparative fee information relating considerations in connection with the Agreements, that the Funds'  specifically to sub-advisory fees, in light of the fact that the overall investment performance was reasonable, and concluded that  sub-advisory fees are paid by VIA and not by the Funds, so that
VIA's and each subadviser's performance record and process in      Fund shareholders are not directly impacted by those fees.
managing the Funds merited approval of the continuation of the
Agreements. However, the Board noted that certain Funds'           ECONOMIES OF SCALE. The Board noted that the management fees for
performance would continue to be closely monitored and it          several of the Funds included breakpoints based on assets under expected that if performance over a longer period of time did not  management, and that fee waivers and/or expense caps were also in
improve the adviser would recommend that the subadviser be         place for several of the Funds. The Board determined that VIA and
replaced in a timely manner.                                       the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that
PROFITABILITY. The Board also considered the level of profits      shareholders of the Funds would have an opportunity to benefit
realized by VIA and its affiliates in connection with the          from these economies of scale.
operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for  In considering the sub-advisory Agreements, the Board also its management of the Virtus Mutual Funds, as well as its profits  considered the existence of any economies of scale and whether
and those of its affiliates for managing and providing other       they would be passed along to the Funds' shareholders, but noted
services to each Fund. In addition to the fees paid to VIA and     that any such economies would likely be generated at the Fund
its affiliates, the Trustees considered any other benefits         level rather than at the subadviser level.
derived by VIA or its affiliates from their relationship with the
Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the
allocations appeared reasonable, and concluded that the
profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The
Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. Finally, the Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

            CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR
             VIRTUS GLOBAL REAL ESTATE SECURITIES FUND (THE "FUND")
                            BY THE BOARD OF TRUSTEES
                                  (UNAUDITED)

The Board of Trustees of Virtus Opportunities Trust (the           In considering the approval of the subadvisory Agreement, the
"Trust"), along with the Boards of Trustees of the other trusts    Board considered the Subadviser's investment management process,
in the Virtus family of funds (collectively, the "Board"), is      including (a) the experience, capability and integrity of the
responsible for determining whether to approve the entering into   Subadviser's management and other personnel committed by the
and continuation of each investment advisory and subadvisory       Subadviser to manage the Fund; (b) the quality and commitment of
agreement (each, an "Agreement") for the Virtus Mutual Funds. At   the Subadviser's regulatory and legal compliance policies,
a meeting held on November 18-20, 2008, the Board, including a     procedures and systems and (c) the Subadviser's brokerage and
majority of the Trustees who are not interested persons as         trading practices.
defined in Section 2(a)(19) of the Investment Company Act of
1940, considered and approved each Agreement for each Fund, as     After considering all of the information provided to them, the
further discussed below. In approving each Agreement, the Board    Trustees concluded that the nature, extent and quality of the
determined that the retention of the adviser and subadviser was    services provided by VIA and the Subadviser were reasonable and
in the best interests of the Fund and its shareholders.            beneficial to the Fund and its shareholders.

In reaching their decisions, the Board considered information for  INVESTMENT PERFORMANCE. Because the Fund had not commenced
other Virtus Mutual Funds furnished throughout the year at         operations, the Board could not evaluate prior investment
regular Board meetings as well as information prepared             performance for the Fund. The Board reviewed and was satisfied
specifically in connection with the approval review process.       with the Subadviser's investment approach and the investment
During the approval review process, the Board received assistance  performance of the Subadviser's composite of accounts with
and advice from and met separately with independent legal          substantially similar investment objectives, strategies and
counsel. The Board's determination contemplated a number of        policies to the Fund.
factors that the Trustees believed to be relevant. Some of the
factors that the Board considered are described below, although    PROFITABILITY. The Board also considered the level of profits to
the Trustees did not identify any particular information or        be realized by VIA and its affiliates in connection with the
factor as controlling, but, instead, the Board considered the      operation of the Fund, noting VIA's intention to cap the Fund's
Agreements in the totality of the circumstances. Each individual   total expenses during the startup phase. The Board noted that the
Trustee may have evaluated the information presented differently,  profitability appeared reasonable and concluded that the
giving different weights to different factors.                     profitability to VIA from the Fund was reasonable in light of the quality of all services rendered to the Fund by VIA and its
NATURE, EXTENT AND QUALITY OF SERVICES. The Fund would be managed  affiliates and the expense caps to be implemented.
using a "manager of managers" structure that generally involves
the use of one or more subadvisers to manage some or all of the    The Board did not separately review profitability information for
Fund's portfolio. Under this structure, Virtus Investment          the Subadviser, noting that the subadvisory fees are paid by VIA
Advisers, Inc. ("VIA") is responsible for evaluating and           rather than by the Fund.
selecting subadvisers on an ongoing basis and for making any
recommendations to the Board regarding hiring, retaining or        MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management
replacing subadvisers. Therefore, in considering the Agreement     fees and total expenses of the Fund, the Board reviewed
with VIA as adviser the Trustees considered VIA's existing         information provided by VIA and comparisons to other funds in the process for supervising and managing the other Virtus Mutual Fund  Fund's peer group. As noted above, the Board also noted the
subadvisers, including (a) VIA's ability to select and monitor     reimbursements that would be provided to the Fund in order to
the subadvisers; (b) VIA's ability to provide the services         limit the total expenses incurred by the Fund and its
necessary to monitor the subadvisers' compliance with the Funds'   shareholders. Based upon the information presented by VIA, the
respective investment objectives, policies and restrictions as     Trustees determined that the management fees charged by VIA and well as provide other oversight activities; and (c) VIA's ability  the total expenses of the Fund were reasonable.
and willingness to identify instances in which a subadviser
should be replaced and to carry out the required changes. The      The Board acknowledged that the subadvisory fees to be paid would
Trustees also considered: (d) the experience, capability and       be paid by VIA and not by the Fund. The Board noted that the
integrity of VIA's management and other personnel; (e) the         subadvisory fee appeared to be reasonable in light of the quality
financial position of VIA; (f) the quality of VIA's own            of services to be rendered by the Subadviser.
regulatory and legal compliance policies, procedures and systems;
(g) the nature, extent and quality of administrative and other
services provided by VIA to the Virtus Mutual Funds; and (h)       ECONOMIES OF SCALE. The Board noted that the management fees for
VIA's supervision of the Virtus Mutual Funds' other service        the Fund included breakpoints based on assets under management,
providers. Finally, the Board also noted the extent of benefits    and reimbursements which would also be in place for the Fund. The
that are provided to Virtus Mutual Fund shareholders as a result   Board determined that VIA and the Fund likely would achieve
of being part of the Virtus family of funds, including the right   certain economies of scale, particularly in relationship to
to exchange investments between the same class of Virtus Mutual    certain fixed costs, and shareholders of the Fund would have an
Funds without a sales charge, the ability to reinvest Virtus       opportunity to benefit from these economies of scale.
Mutual Fund dividends into other Virtus Mutual Funds and the
right to combine holdings in other Virtus Mutual Funds to obtain   In considering the subadvisory Agreement, the Board also
a reduced sales charge.                                            considered the existence of any economies of scale and whether they would be passed along to the Fund's shareholders, but noted
With respect to the subadvisory Agreement, the Board noted that    that any such economies would likely be generated at the Fund
Duff & Phelps Investment Management Co. (the "Subadviser")         level rather than at the Subadviser level.
provided information with respect to portfolio management,
compliance with the Fund's investment policies and procedures,     After considering the information presented, the Board ultimately
and compliance with applicable securities laws and assurances      concluded that it should approve the Agreements.
thereof.

                   CONSIDERATION OF SUBADVISORY AGREEMENT FOR
                 VIRTUS GLOBAL OPPORTUNITIES FUND (THE "FUND")
                            BY THE BOARD OF TRUSTEES
                                  (UNAUDITED)

The Board, including a majority of the independent Trustees, last        1) the nature, extent and quality of the services to be
renewed the investment advisory agreement (the "Advisory              provided by Vontobel, including Vontobel's investment approach
Agreement") between Virtus Investment Advisers, Inc. (the             and the breadth and depth of experience of the investment
"Adviser") and the Fund, and the investment subadvisory agreement     team;
between the Adviser and each of Acadian Asset Management, Inc.
("Acadian") and New Star Institutional Managers Limited ("New            2) the rate of the investment subadvisory fee that would be
Star"), at a meeting held on November 18-20, 2008. The Board          paid by the Adviser (and not the Fund) under the Subadvisory
noted, however, that although both Acadian and New Star were          Agreement, and the advisory fee paid by the Fund, the advisory
being reapproved as the current subadvisers, Management was           fee remaining the same at this time, from the fees paid under
proposing that Vontobel Asset Management, Inc. ("Vontobel") be        the previous Advisory Agreement; and
appointed as the new subadviser to the Fund, and enter into a new
subadvisory agreement (the "Subadvisory Agreement") which, as            3) the performance of a composite of all discretionary
approved by the Board, and as permitted under a                       private accounts managed by Vontobel with substantially
Manager-of-Managers Exemptive Order issued by the Securities and      similar investment objectives, strategies and policies as the
Exchange Commission, became effective in late January, 2009. The      Fund.
Board noted Management's representations that the Fund would
benefit from Vontobel's management evidenced by the performance    In considering the profitability of Vontobel's relationship with
history of similar global equity strategies to the Fund.           the Fund, while the Board noted that the fees under the
                                                                   Subadvisory Agreement were paid by the Adviser out of the
In evaluating the proposal to appoint Vontobel, the Board          advisory fees that it receives under the Advisory Agreement, the
requested and evaluated information provided by the Adviser and    Board acknowledged that the subadvisory fees to be paid would be
Vontobel which, in the Board's view, constituted information       paid by VIA and not by the Fund. The Board noted that the
necessary for the Board to form a judgment as to whether the       subadvisory fees appeared to be reasonable in light of the
subadviser change would be in the best interests of the Fund and   quality of services to be rendered by the Subadviser. The Board
its shareholders. Prior to making its final decision, the Board    did not separately review profitability information for the
met privately with their independent counsel to discuss the        Subadviser, noting that the subadvisory fees are paid by the
information provided.                                              Adviser rather than by the Fund. In considering the Subadvisory
                                                                   Agreement, the Board also considered the existence of any
In their deliberations, the Trustees did not identify any          economies of scale and whether they would be passed along to the particular information that was all-important or controlling, and  Fund's shareholders, but noted that any such economies would each Trustee attributed different weights to the various factors.  likely be generated at the Fund level rather than at the
The Trustees considered various factors, including:                Subadviser level. Based on all the foregoing reasons, the Board concluded that the proposed Subadvisory Agreement was favorable for shareholders because shareholders could benefit from
                                                                   management of the Fund's assets by the global equities investment team at Vontobel.

                         RESULTS OF SHAREHOLDER MEETING
                           VIRTUS OPPORTUNITIES TRUST
                                 MARCH 27, 2009
                                   (UNAUDITED)

At a special meeting of shareholders of Virtus Money Market Fund, a former series of Virtus Opportunities Trust, held on March 27, 2009, shareholders voted on the following proposal:

NUMBER OF ELIGIBLE SHARES VOTED:

                                                                       FOR       AGAINST     ABSTAIN
                                                                   ----------   ---------   ---------
To approve an Agreement and Plan of
Reorganization to merge Virtus Money Market
Fund, a former series of Virtus Opportunities Trust
into Virtus Insight Money Market Fund, a
series of Virtus Insight Trust .................................   36,147,961   1,543,976   3,274,679

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES                                      INVESTMENT ADVISER
George R. Aylward                             Virtus Investment Advisers, Inc.
Leroy Keith, Jr.                              100 Pearl Street
Philip R. McLoughlin, Chairman                Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates                                PRINCIPAL UNDERWRITER
Richard E. Segerson                           VP Distributors, Inc.
Ferdinand L.J. Verdonck                       100 Pearl Street
                                              Hartford, CT 06103-4506
OFFICERS
George R. Aylward, President                  TRANSFER AGENT
Nancy G. Curtiss, Senior Vice President       VP Distributors, Inc.
Francis G. Waltman, Senior Vice President     100 Pearl Street
Marc Baltuch, Vice President and              Hartford, CT 06103-4506
 Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer   CUSTODIAN
 and Treasurer                                State Street Bank and Trust Company
Kevin J. Carr, Vice President, Chief Legal    P.O. Box 5501
 Officer, Counsel and Secretary               Boston, MA 02206-5501

                                              HOW TO CONTACT US
                                              Mutual Fund Services       1-800-243-1574
                                              Advisor Consulting Group   1-800-243-4361
                                              Telephone Orders           1-800-367-5877
                                              Text Telephone             1-800-243-1926
                                              Web site                       Virtus.com

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                             VIRTUS HIGH YIELD FUND,

                     A SERIES OF VIRTUS OPPORTUNITIES TRUST

    Supplement dated April 27, 2009 to the Prospectus dated January 31, 2009, as supplemented March 30, 2009 and April 6, 2009

IMPORTANT NOTICE TO INVESTORS

The following information updates and replaces the disclosure under "Portfolio Management" on page 22 of the fund's current prospectus.

     A team of investment professionals manages the fund's investments and each team member is jointly and primarily responsible for the day-to-day management of the fund's portfolio.

     ROBERT L. BISHOP, CFA. Mr. Bishop has served on the fund's portfolio management team since December 2008. He is Chief Investment Officer for Fixed Income at SCM Advisors and also has portfolio management responsibility for investment grade corporate bonds and credit derivatives. Mr. Bishop also serves on the portfolio management teams for the Virtus Bond Fund and Virtus High Yield Income Fund. Prior to joining SCM Advisors in 2002, he was responsible for restructuring corporate pension funds at Solomon Brothers; quantitative portfolio design at Goldman Sachs; and was a director in the credit sales area of Merrill Lynch. He has 28 years of investment experience.

     MAXWELL E. BUBLITZ, CFA. Mr. Bublitz has served on the fund's portfolio management team since December 2008. He also serves on the portfolio management team for the Virtus Bond Fund and the Virtus High Yield Income Fund. Mr. Bublitz is Chief Strategist at SCM Advisors. Prior to joining SCM Advisors in 2005, he was President and Chief Executive Officer of Conseco Capital Management (1987-2005). Mr. Bublitz has 24 years of investment experience.

     BRADLEY KANE. Mr. Kane has served on the fund's portfolio management team since April 2009. He also serves on the portfolio management team for the Virtus High Yield Income Fund. Mr. Kane is a fixed income portfolio manager at SCM Advisors, with a primary focus on the high yield market, and is responsible for the design and management of SCM Advisor's high yield and leveraged loan strategies. He joined SCM Advisors in 2002 as a high yield analyst and has been portfolio manager of SCM Advisor's leveraged loan portfolios since 2005. Prior to joining SCM Advisors, he was Vice President at GSC Partners (formerly Greenwich Street Capital Partners) and Vice President at Mitchell Hutchins Asset Management, a division of Paine Webber. Mr. Kane has 15 years of investment experience.

     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

INFORMATION FROM SUPPLEMENT PERTAINING TO THE FUNDS INCLUDED IN THE ATTACHED SHAREHOLDER REPORT APPEARS BELOW.

                           VIRTUS OPPORTUNITIES TRUST

Supplement dated May 29, 2009 to the Fixed Income Funds Prospectus dated January
   31, 2009, as supplemented March 30, 2009, April 6, 2009 and April 29, 2009

IMPORTANT NOTICE TO INVESTORS
BOND FUND

Effective May 29, 2009, the Virtus Bond Fund's investment advisory fee has been lowered and the subadvisory fee has changed. The new fee structure is described below.

On page 4 of the fund's prospectus, the Fund Fees and Expenses table is hereby revised by replacing the Annual Fund Operating Expenses portion of the table with the following:

                                           CLASS A   CLASS B   CLASS C   CLASS I
                                            SHARES    SHARES    SHARES    SHARES
                                           -------   -------   -------   -------
ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                             0.45%     0.45%     0.45%     0.45%
Distribution and Service (12b-1) Fees(d)    0.25%     1.00%     1.00%     None
Other Expenses                              0.42%     0.42%     0.42%     0.42%
                                            ----      ----      ----      ----
TOTAL ANNUAL FUND OPERATING EXPENSES(e)     1.12%     1.87%     1.87%     0.87%
                                            ====      ====      ====      ====

On page 4, the Example table is hereby replaced with the following:

CLASS                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           -------   -------   -------   --------
Class A                                      $584      $814     $1,063    $1,773
Class B                                      $590      $788     $1,011    $1,995
Class C                                      $290      $588     $1,011    $2,190
Class I                                      $ 89      $278     $  482    $1,073

On page 5, the Example table is hereby replaced with the following:

CLASS                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           -------   -------   -------   --------
Class B                                      $190      $588     $1,011    $1,995
Class C                                      $190      $588     $1,011    $2,190

On page 5 of the fund's prospectus under "Management of the Fund," the fourth paragraph is hereby replaced with the following:

     The fund pays VIA an investment management fee that is accrued daily against the value of the fund's net assets at the annual rate of 0.45%.

CORE BOND FUND, MULTI-SECTOR FIXED INCOME FUND, MULTI-SECTOR
SHORT TERM BOND FUND AND SENIOR FLOATING RATE FUND

The address of the named funds' subadviser, Goodwin Capital Advisers, Inc., is hereby changed to: One American Row, Hartford, CT 06102.

......

ALL FUNDS

Additionally, on page 55 under the subheading "Compensation to Dealers," the first sentence of the first full paragraph under the sales charge and dealer discount tables is hereby revised to read: "With respect to Class B Shares and Class C Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares (2% for Multi-Sector Short Term Bond Fund) and a sales commission of 1% of the sale price of Class C Shares (0% for Multi-Sector Short Term Bond Fund) and Class T Shares (Multi-Sector Short Term Bond Fund only)."

     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

(VIRTUS MUTUAL FUNDS LOGO)

                                                                    ------------
                                                                      PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                     LANCASTER,
                                                                         PA
                                                                     PERMIT 1793
                                                                    ------------

c/o State Street Bank and Trust Company
             P.O. Box 8301
         Boston, MA 02266-8301

For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or virtus.com.

8022

                                                                            4-09

                                [GRAPHIC OMITTED]
                                     VIRTUS
                                  MUTUAL FUNDS




                                                               SEMIANNUAL REPORT




                       Virtus Foreign Opportunities Fund






--------------------------------------------------------------------------------

                                                   WOULDN'T YOU RATHER HAVE THIS
TRUST NAME:                                            DOCUMENT E-MAILED TO YOU?
VIRTUS OPPORTUNITIES                              ELIGIBLE SHAREHOLDERS CAN SIGN
TRUST                       March 31, 2009       UP FOR E-DELIVERY AT VIRTUS.COM

NOT FDIC INSURED          NO BANK GUARANTEE                       MAY LOSE VALUE

                               TABLE OF CONTENTS





VIRTUS FOREIGN OPPORTUNITIES FUND ("Foreign Opportunities Fund")
Message to Shareholders..................................................     1
Disclosure of Fund Expenses..............................................     4
Schedule of Investments..................................................     6
Statement of Assets and Liabilities......................................     9
Statement of Operations..................................................    10
Statement of Changes in Net Assets.......................................    11
Financial Highlights.....................................................    12
Notes to Financial Statements............................................    14
Consideration of Advisory and Sub-advisory Agreements
   by the Board of Trustees..............................................    22



--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2008, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Virtus Foreign Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


Dear Fellow Shareholders of Virtus Mutual Funds:

After the unprecedented economic events of 2008, investors were ready to greet the new year with great expectations. Instead, we were sorely disappointed.

The first quarter of 2009 brought more dismal economic news as the worst financial crisis since the Great Depression continued, seemingly unabated. Consumer confidence and business sentiment spiraled downward on poor corporate earnings and woeful economic data. Major stock market indices posted their worst January and February returns on record, ultimately leading to a sixth straight down quarter. The new administration in Washington, D.C. responded with an alphabet-soup of financial recovery programs - TARP (Troubled Asset Relief Program), TALF (Term Asset-Backed Securities Loan Facility) and CAP (Capital Assistance Program) - conducted stress tests of troubled banks and took extreme measures in an attempt to rescue two of the "Big Three" automakers. But by March 9th, the Dow Jones Industrial AverageSM was down 25.4 percent from the start of the year and the S&P 500(R) Index was off 27.4 percent.

Then a number of promising signs appeared. Credit markets exhibited tentative evidence of stabilizing and the manufacturing sector reported modest increases in new orders. Retail sales gained slightly, and for the first time in two years the housing markets in some regions of the country indicated they may have hit bottom. There was a bounce in the financial markets, and March ended with the best monthly stock gains in more than six years.

Whether this is the start of a significant "V"-shaped recovery or a temporary upswing of a "W" recovery remains to be seen. The second quarter began with a sprinkling of encouraging corporate earnings, and unemployment - while still a significant drag on the economy - shows signs of slowing. Questions remain on the effectiveness of the government's economic interventions, as well as the long-term impact of increasing budget deficits, yet we entered the second quarter with a glimmer of hope.

The uncertainties of the economy are another reminder that investors should rely on the discipline and focus of professional investment managers and financial advisors when making decisions about personal investments. We encourage you to meet with your financial advisor and periodically review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals.

At Virtus, our commitments to quality investment solutions and superior customer service remain unchanged. We offer a wide range of equity, fixed income, and money market funds as well as alternative strategies that you may wish to consider as you review your investments. We recognize the economy and financial markets still face substantial challenges, but our investment professionals remain committed to identifying the right options for your long-term investment needs.

Your confidence in Virtus Mutual Funds is deeply appreciated.

Sincerely,


/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

MAY 1, 2009


WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US AT WWW.VIRTUS.COM OR CALL OUR SHAREOWNER SERVICES GROUP, TOLL FREE, AT 800-243-1574.





PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                         THIS PAGE INTENTIONALLY BLANK.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2008 TO MARCH 31, 2009


     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Foreign Opportunities Fund (the "Fund") you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your fund's costs in two ways.

ACTUAL EXPENSES

     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2008 TO MARCH 31, 2009



EXPENSE TABLE
--------------------------------------------------------------------------------
                    Beginning           Ending                          Expenses
                     Account            Account         Annualized        Paid
                      Value              Value            Expense        During
                 October 1, 2008    March 31, 2009         Ratio         Period*
--------------------------------------------------------------------------------
ACTUAL
Class A              $1,000.00        $  710.60            1.48%        $ 6.31
Class C               1,000.00           707.90            2.24%          9.54
Class I               1,000.00           712.50            1.24%          5.29

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A               1,000.00         1,017.46            1.48%          7.47
Class C               1,000.00         1,013.62            2.24%         11.31
Class I               1,000.00         1,018.67            1.24%          6.26


* Expenses are equal to the Fund's annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

  The Fund may invest in other funds and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

  You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                       VIRTUS FOREIGN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009
                                  (UNAUDITED)


                      SECTOR WEIGHTINGS as of 3/31/09*
                      ----------------------------------------

                      ----------------------------------------
                      Consumer Staples                     41%
                      ----------------------------------------
                      Health Care                          16%
                      ----------------------------------------
                      Utilities                            11%
                      ----------------------------------------
                      Energy                               10%
                      ----------------------------------------
                      Financials                            6%
                      ----------------------------------------
                      Industrials                           5%
                      ----------------------------------------
                      Information Technology                3%
                      ----------------------------------------
                      Other                                 8%
                      ----------------------------------------
                      * % of total investments as of March 31, 2009.



($ reported in thousands)

                                                       SHARES        VALUE
                                                     ----------     --------
COMMON STOCKS+--93.1%

CONSUMER DISCRETIONARY--0.4%
Shimano, Inc.                                            90,100     $  2,743
                                                                    --------
CONSUMER STAPLES--39.1%
British American Tobacco plc                          1,652,316       38,170
Cadbury plc                                           1,258,573        9,493
Coca-Cola Amatil Ltd.                                 1,306,346        7,873
Colruyt SA                                               15,872        3,640
Companhia de Bebidas das Americas ADR                   144,828        6,916
Diageo plc                                              971,913       10,853
Hindustan Unilever Ltd.                               2,608,117       12,202
Imperial Tobacco Group plc                            1,183,391       26,577
ITC Ltd.                                              2,825,813       10,314
KT&G Corp.                                              133,419        7,364
Lindt & Spruengli AG                                      4,764        6,373
Nestle India Ltd.                                       124,742        3,839
Nestle S.A. Registered Shares                           930,600       31,440
Philip Morris International, Inc.                     1,050,469       37,376
Reckitt Benckiser Group plc                             646,739       24,265
Shoppers Drug Mart Corp.                                149,800        5,149
Souza Cruz SA                                           533,911       10,210
Tesco plc                                             4,964,243       23,718
                                                                    --------


                                                       SHARES        VALUE
                                                     ----------     --------
CONSUMER STAPLES--(CONTINUED)
Woolworths Ltd.                                       1,106,037     $ 19,197
                                                                    --------
                                                                     294,969
                                                                    --------
ENERGY--9.9%
BG Group plc                                            844,637       12,741
Canadian Natural
Resources Ltd.                                          167,781        6,509
Core Laboratories N.V.                                  379,368       27,755
Petroleo Brasileiro SA Sponsored ADR                    164,421        4,028
Total SA                                                478,638       23,668
                                                                    --------
                                                                      74,701
                                                                    --------
FINANCIALS--5.5%
HDFC Bank Ltd.                                          506,450        9,743
HDFC Bank Ltd. ADR                                      111,966        6,822
Housing Development Finance Corp.                       696,294       19,430
QBE Insurance Group Ltd.                                429,481        5,762
                                                                    --------
                                                                      41,757
                                                                    --------
HEALTH CARE--15.5%
Cie Generale D'optique Essilor International SA         304,356       11,760
Cipla Ltd.                                            2,122,847        9,229
Fresenius Medical Care AG & Co KGaA                     182,668        7,088

                        See Notes to Financial Statements

                       VIRTUS FOREIGN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2009
                                  (UNAUDITED)


($ reported in thousands)

                                                       SHARES        VALUE
                                                     ----------     --------

HEALTH CARE--(CONTINUED)
Novartis AG Registered Shares                           460,383     $ 17,418
Novo Nordisk A/S Class B                                489,771       23,483
Roche Holding AG Registered Shares                      234,888       32,238
Synthes, Inc.                                           143,900       16,030
                                                                    --------
                                                                     117,246
                                                                    --------
INDUSTRIALS--5.1%
Bharat Heavy Electricals Ltd.                           133,076        3,970
Capita Group plc/The                                    352,800        3,431
De La Rue plc                                           589,600        8,211
East Japan Railway Co.                                  165,400        8,623
Orkla ASA                                               757,347        5,195
Secom Co. Ltd.                                          247,200        9,153
                                                                    --------
                                                                      38,583
                                                                    --------
INFORMATION TECHNOLOGY--2.9%
Nintendo Co. Ltd.                                        40,600       11,877
Redecard SA                                             853,600       10,343
                                                                    --------
                                                                      22,220
                                                                    --------
MATERIALS--1.6%
Air Liquide SA(3)                                       143,491       11,669
                                                                    --------
TELECOMMUNICATION SERVICES--2.4%
Bharti Airtel Ltd.(2)                                   742,874        9,194
China Mobile Ltd.                                       992,821        8,648
                                                                    --------
                                                                      17,842
                                                                    --------


                                                       SHARES        VALUE
                                                     ----------     --------
UTILITIES--10.7%
Cheung Kong Infrastructure Holdings Ltd               1,085,733     $  4,344
Companhia Energetica de Minas Gerais                    389,900        5,773
CPFL Energia SA                                         254,900        3,461
Enagas S.A.                                           1,359,656       19,252
Red Electrica Corp. S.A.                                486,500       19,005
RWE AG                                                  148,480       10,398
Terna Rete Elettrica Nazionale SPA                    3,375,500       10,508
Tokyo Gas Co. Ltd.                                    2,347,600        8,236
                                                                    --------
                                                                      80,977
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $851,483)                                           702,707
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.1%
(IDENTIFIED COST $851,483)                                           702,707
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.4%

MONEY MARKET MUTUAL FUNDS--2.4%
State Street Institutional
  Liquid Reserves Fund
  (seven-day effective
  yield 0.577%)                                      18,130,607       18,131
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $18,131)                                             18,131
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--95.5%
(IDENTIFIED COST $869,614)                                           720,838(1)
Other assets and liabilities, net--4.5%                               33,601
                                                                    --------
NET ASSETS--100.0%                                                  $754,439
                                                                    ========

+ Security classifications are based on sectors.

ABBREVIATIONS:
ADR - American Depositary Receipt           KRW - Korean Won
GBP - British Pound                         USD - United States Dollar
INR - Indian Rupee

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see
    Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2) Non-income producing.
(3) All or a portion segregated as collateral for forward currency contracts.

                        See Notes to Financial Statements

                       VIRTUS FOREIGN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2009
                                  (UNAUDITED)


(Amounts reported in thousands)


At March 31, 2009, the Fund had entered into forward currency contracts as follows:

                                                              Net Unrealized
  Contract          In Exchange     Settlement                 Appreciation
   to Sell              for            Date       Value       (Depreciation)
---------------     -----------    -----------   --------    --------------
GBP       5,567     USD  8,227       7/20/09     $ (7,992)       $   235
GBP      53,340     USD 72,372       7/20/09      (76,574)        (4,202)
GBP       6,936     USD  9,867       7/20/09       (9,957)           (90)
KRW   4,007,907     USD  2,788       8/19/09       (2,913)          (125)
INR   1,101,114     USD 21,625       8/20/09      (21,427)           198
INR     229,399     USD  4,393        9/2/09       (4,460)           (67)
                                                                 =======
                                                                 $(4,051)
                                                                 =======


COUNTRY WEIGHTINGS as of 3/31/09*
--------------------------------------------------------------------------------
United Kingdom                                                               22%
Switzerland                                                                  19
India                                                                        12
Brazil                                                                        6
France                                                                        6
Japan                                                                         6
Spain                                                                         5
Other                                                                        24
--------------------------------------------------------------------------------
* FOREIGN SECURITY COUNTRY DETERMINATION:
  A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.
--------------------------------------------------------------------------------

                        See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2009
                                   (UNAUDITED)


(Amounts reported in thousands except shares and per share amounts)

ASSETS
Investment securities at value(1)............................       $   720,838
Foreign currency at value(2).................................               554
Receivables
   Investment securities sold................................            42,745
   Dividends and interest....................................             5,568
   Fund shares sold .........................................             2,827
   Tax reclaims..............................................             1,126
Unrealized appreciation on forward currency contracts........               433
Prepaid expenses.............................................                87
                                                                    -----------
     Total assets............................................           774,178
                                                                    -----------
LIABILITIES
Payables
   Fund shares repurchased...................................             2,771
   Investment securities purchased ..........................            11,031
   Foreign capital gain taxes................................               303
   Investment advisory fees..................................               536
   Distribution and service fees.............................               133
   Administration fees.......................................                58
   Transfer agent fees and expenses..........................               228
   Trustees' fee and expenses................................                14
   Professional fees.........................................                30
   Other accrued expenses ...................................               151
Unrealized depreciation on forward currency contracts........             4,484
                                                                    -----------
     Total liabilities.......................................            19,739
                                                                    -----------
NET ASSETS...................................................       $   754,439
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest.............       $ 1,279,235
Accumulated undistributed net investment income (loss).......             3,489
Accumulated undistributed net realized gain (loss)...........          (375,107)
Net unrealized appreciation (depreciation)...................          (153,178)
                                                                    -----------
NET ASSETS...................................................       $   754,439
                                                                    ===========

CLASS A
Net asset value per share (net assets/shares outstanding) ...            $14.43
Offering price per share $14.43/(1-5.75%)....................            $15.31
Shares of beneficial interest outstanding,
  $0.001 par value, unlimited authorization .................        27,234,286
Net Assets...................................................       $   392,952

CLASS C
Net asset value (net assets/shares outstanding) and
  offering price per share ..................................            $14.34
Shares of beneficial interest outstanding,
  $0.001 par value, unlimited authorization .................         4,012,274
Net Assets...................................................       $    57,528

CLASS I
Net asset value (net assets/shares outstanding) and
  offering price per share ..................................            $14.44
Shares of beneficial interest outstanding,
  $0.001 par value, unlimited authorization .................        21,048,524
Net Assets...................................................       $   303,959

(1) Investment securities at cost ...........................       $   869,614
(2) Foreign currency at cost ................................       $       567

                        See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2009
                                   (UNAUDITED)

(Reported in thousands)


INVESTMENT INCOME
Dividends ........................................................    $  14,398
Interest .........................................................           17
Security lending .................................................           29
Foreign taxes withheld ...........................................         (879)
                                                                      ---------
     Total investment income .....................................       13,565
                                                                      ---------
EXPENSES
Investment advisory fee ..........................................        3,538
Service fees, Class A ............................................          558
Distribution and service fees, Class C ...........................          338
Administration fee ...............................................          356
Transfer agent fees and expenses .................................          662
Custodian fees ...................................................          298
Printing fees and expenses .......................................           66
Registration fees ................................................           57
Trustees fee and expenses ........................................           48
Professional fees ................................................           29
Miscellaneous ....................................................           90
                                                                      ---------
     Total expenses ..............................................        6,040
                                                                      ---------
NET INVESTMENT INCOME (LOSS) .....................................        7,525
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments ..........................     (272,643)
Net realized gain (loss) on foreign currency transactions ........       22,232
Net change in unrealized appreciation (depreciation) on
  investments ....................................................      (74,174)
Net change in unrealized appreciation (depreciation) on
  foreign currency translations ..................................       (3,746)
                                                                      ---------
NET GAIN (LOSS) ON INVESTMENTS ...................................     (328,331)
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..    $(320,806)
                                                                      =========

                        See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                       STATEMENT OF CHANGES IN NET ASSETS


(Reported in thousands)


                                                                       SIX MONTHS ENDED
                                                                        MARCH 31, 2009            YEAR ENDED
                                                                          (UNAUDITED)         SEPTEMBER 30, 2008
                                                                       ----------------       ------------------
FROM OPERATIONS
   Net investment income (loss) .......................................   $     7,525            $    10,197
   Net realized gain (loss) ...........................................      (250,411)               (97,223)
   Net change in unrealized appreciation (depreciation) ...............       (77,920)              (299,345)
                                                                           ----------             ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........      (320,806)              (386,371)
                                                                           ----------             ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A .....................................        (5,015)                (4,273)
   Net investment income, Class C .....................................            --                   (216)
   Net investment income, Class I .....................................        (4,811)                (3,178)
   Net realized short-term gains, Class A .............................          (259)                (6,704)
   Net realized short-term gains, Class C .............................           (40)                (1,119)
   Net realized short-term gains, Class I .............................          (184)                (4,041)
   Net realized long-term gains, Class A ..............................            --                 (5,433)
   Net realized long-term gains, Class C ..............................            --                   (907)
   Net realized long-term gains, Class I ..............................            --                 (3,275)
                                                                           ----------             ----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .............       (10,309)               (29,146)
                                                                           ----------             ----------
FROM SHARE TRANSACTIONS(1)
SALE OF SHARES
Class A (7,220 and 15,249 shares, respectively) .......................       113,513                403,457
Class C (386 and 1,782 shares, respectively) ..........................         6,028                 47,916
Class I (6,386 and 8,230 shares, respectively) ........................       101,011                206,483
REINVESTMENT OF DISTRIBUTIONS
Class A (293 and 514 shares, respectively) ............................         4,739                 14,391
Class C (2 and 51 shares, respectively) ...............................            29                  1,421
Class I (249 and 285 shares, respectively) ............................         4,026                  7,970
PLANS OF REORGANIZATION (SEE NOTE 10)
Class A (0 and 2,807 shares, respectively) ............................            --                 62,246
Class C (0 and 68 shares, respectively) ...............................            --                  1,495
Class I (0 and 0 shares, respectively) ................................            --                     --
SHARES REPURCHASED
Class A (10,512 and 11,701 shares, respectively) ......................      (165,185)              (290,186)
Class C (1,087 and 963 shares, respectively) ..........................       (16,814)               (23,872)
Class I (5,014 and 4,187 shares, respectively) ........................       (78,166)              (105,982)
                                                                           ----------             ----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..........       (30,819)               325,339
                                                                           ----------             ----------
   NET INCREASE (DECREASE) IN NET ASSETS ..............................      (361,934)               (90,178)
NET ASSETS
   Beginning of period ................................................     1,116,373              1,206,551
                                                                           ----------             ----------
   END OF PERIOD ......................................................    $  754,439             $1,116,373
                                                                           ==========             ==========

Accumulated undistributed net investment income (loss) at end of period    $    3,489             $    5,790

(1) During the period ended March 31, 2009, a non-affiliate reimbursed the Fund as a result of dilutions caused by incorrectly processed shareholder activity. The effect of this activity would have reduced total return by less than .01% for the Fund.

                        See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD




                      NET                           NET
                     ASSET         NET           REALIZED      TOTAL      DIVIDENDS   DISTRIBUTIONS
                     VALUE,     INVESTMENT         AND          FROM       FROM NET      FROM NET
                   BEGINNING      INCOME        UNREALIZED   INVESTMENT   INVESTMENT     REALIZED       RETURN OF        TOTAL
                   OF PERIOD      (LOSS)       GAIN (LOSS)   OPERATIONS     INCOME        GAINS          CAPITAL     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
10/1/08-3/31/09(10) $20.54       $ 0.14(4)       $(6.06)       $(5.92)      $(0.18)       $(0.01)        $    --        $(0.19)
10/1/07-9/30/08      28.58         0.20(4)        (7.59)        (7.39)       (0.17)        (0.48)             --         (0.65)
3/1/07-9/30/07       25.00         0.22(4)         3.46          3.68        (0.06)        (0.04)             --         (0.10)
3/1/06-2/28/07       21.47         0.21(4)         4.08          4.29        (0.17)        (0.59)             --         (0.76)
3/1/05-2/28/06       19.02         0.17(4)         3.85          4.02        (0.22)        (1.35)             --         (1.57)
3/1/04-2/28/05       15.47         0.16            3.81          3.97        (0.16)        (0.26)             --         (0.42)
1/1/04-2/29/04       14.84        (0.03)           0.66          0.63           --            --              --            --
1/1/03-12/31/03      11.86         0.12            3.39          3.51        (0.06)        (0.43)          (0.06)        (0.55)

CLASS C
10/1/08-3/31/09(10) $20.27       $ 0.08(4)       $(6.00)       $(5.92)      $   --        $(0.01)        $    --        $(0.01)
10/1/07-9/30/08      28.31         0.01(4)        (7.52)        (7.51)       (0.05)        (0.48)             --         (0.53)
3/1/07-9/30/07       24.85         0.10(4)         3.44          3.54        (0.04)        (0.04)             --         (0.08)
3/1/06-2/28/07       21.41        (0.01)(4)        4.11          4.10        (0.07)        (0.59)             --         (0.66)
3/1/05-2/28/06       19.11        (0.06)(4)        3.92          3.86        (0.21)        (1.35)             --         (1.56)
3/1/04-2/28/05       15.55         0.01            3.84          3.85        (0.03)        (0.26)             --         (0.29)
1/1/04-2/29/04       14.95        (0.06)           0.66          0.60           --            --              --            --
10/10/03(9)-
  12/31/03           13.91         0.11            1.34          1.45           --         (0.43)             --         (0.43)

CLASS I
10/1/08-3/31/09(10) $20.58       $ 0.16(4)       $(6.05)       $(5.89)      $(0.24)       $(0.01)        $    --        $(0.25)
10/1/07-9/30/08      28.61         0.27(4)        (7.61)        (7.34)       (0.21)        (0.48)             --         (0.69)
3/1/07-9/30/07       25.00         0.25(4)         3.47          3.72        (0.07)        (0.04)             --         (0.11)
5/15/06(9)-
  2/28/07            22.54         0.13(4)         3.14          3.27        (0.22)        (0.59)             --         (0.81)



                                                                                                     RATIO
                                                                                                     OF NET
                                                      NET                               NET         EXPENSES
                         PAYMENT        CHANGE       ASSET                           ASSETS,          TO
                            BY          IN NET       VALUE,                           END OF        AVERAGE
                        AFFILIATE/      ASSET        END OF            TOTAL          PERIOD          NET
                      NON-AFFILIATE     VALUE        PERIOD          RETURN(1)     IN THOUSANDS)     ASSETS
------------------------------------------------------------------------------------------------------------
CLASS A
10/1/08-3/31/09(10)    $  --(5)(7)      $(6.11)      $14.43         (28.94)%(3)       $392,952        1.48%(2)
10/1/07-9/30/08           --             (8.04)       20.54         (26.48)            620,952        1.37(8)
3/1/07-9/30/07            --(5)(7)        3.58        28.58          14.72(3)          667,719        1.36(2)
3/1/06-2/28/07            --              3.53        25.00          20.39             360,822        1.37
3/1/05-2/28/06            --              2.45        21.47          21.82             128,991        1.25
3/1/04-2/28/05            --(5)(6)        3.55        19.02          26.15(6)            2,714        1.25
1/1/04-2/29/04            --              0.63        15.47           4.25(3)            1,482        1.25(2)
1/1/03-12/31/03         0.02              2.98        14.84          30.07               1,473        2.87

CLASS C
10/1/08-3/31/09(10)    $  --(5)(7)      $(5.93)      $14.34         (29.21)%(3)       $ 57,528        2.24%(2)
10/1/07-9/30/08           --             (8.04)       20.27         (27.04)             95,523        2.12(8)
3/1/07-9/30/07            --(5)(7)        3.46        28.31          14.24(3)          106,847        2.11(2)
3/1/06-2/28/07            --              3.44        24.85          19.46              45,154        2.13
3/1/05-2/28/06            --              2.30        21.41          20.96               6,019        2.00
3/1/04-2/28/05            --(5)(6)        3.56        19.11          25.21                  39        2.00
1/1/04-2/29/04            --              0.60        15.55           4.01(3)               12        2.00(2)
10/10/03(9)-
  12/31/03              0.02              1.04        14.95          10.71(3)               11        1.92(2)

CLASS I
10/1/08-3/31/09(10)    $  --(5)(7)      $(6.14)      $14.44         (28.75)%(3)       $303,959        1.24%(2)
10/1/07-9/30/08           --             (8.03)       20.58         (26.31)            399,898        1.12(8)
3/1/07-9/30/07            --(5)(7)        3.61        28.61          14.88(3)          431,985        1.11(2)
5/15/06(9)-
  2/28/07                 --              2.46        25.00          14.84(3)           83,938        1.13(2)



                          RATIO OF GROSS
                           EXPENSES TO                RATIO OF
                             AVERAGE                    NET
                           NET ASSETS               INVESTMENT
                             (BEFORE               INCOME (LOSS)        PORTFOLIO
                           WAIVERS AND               TO AVERAGE          TURNOVER
                         REIMBURSEMENTS)             NET ASSETS            RATE
---------------------------------------------------------------------------------
CLASS A
10/1/08-3/31/09(10)           1.48%(2)                 1.74%(2)             45%(3)
10/1/07-9/30/08               1.39                     0.78                129
3/1/07-9/30/07                1.40(2)                  1.44(2)              49(3)
3/1/06-2/28/07                1.43                     0.88                 57
3/1/05-2/28/06                1.62                     0.85                 52
3/1/04-2/28/05                2.10                     1.50                 32
1/1/04-2/29/04                2.63(2)                  0.18(2)              41(3)
1/1/03-12/31/03               3.21                     0.11                 65

CLASS C
10/1/08-3/31/09(10)           2.24%(2)                 0.97%(2)             45%(3)
10/1/07-9/30/08               2.15                     0.03                129
3/1/07-9/30/07                2.16(2)                  0.64(2)              49(3)
3/1/06-2/28/07                2.17                    (0.06)                57
3/1/05-2/28/06                2.35                    (0.29)                52
3/1/04-2/28/05                2.86                     0.76                 32
1/1/04-2/29/04                3.38(2)                 (1.05)(2)             41(3)
10/10/03(9)-
  12/31/03                    5.85(2)                 (0.14)(2)             65(3)

CLASS I
10/1/08-3/31/09(10)           1.24%(2)                 2.08%(2)             45%(3)
10/1/07-9/30/08               1.15                     1.01                129
3/1/07-9/30/07                1.15(2)                  1.59(2)              49(3)
5/15/06(9)-
  2/28/07                     1.17(2)                  0.71(2)              57(3)

(1) Sales charges, where applicable, are not reflected in the total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.
(5)  Amount is less than $0.005.
(6)  Payment by affiliate.
(7)  Payment by non-affiliate.
(8)  Blended net expense ratio.
(9)  Inception date.
(10) Unaudited.

                        See Notes to Financial Statements

                                   12 and 13

                       VIRTUS FOREIGN OPPORTUNITIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2009 (UNAUDITED)


1. ORGANIZATION

   Virtus Opportunities Trust, (the "Trust"), is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   As of the date of this report, eighteen funds are offered for sale, of which the Virtus Foreign Opportunities Fund (the "Fund") is reported in this semiannual report. The Fund is diversified and has an investment objective to seek long-term capital appreciation.

   The Fund offers Class A shares, Class C shares and Class I shares.

   Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month the purchase was made. Class C shares are generally sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase. Class I shares are sold without a sales charge.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I bears no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to excessive volatility in the current market (please see Note 12 on Market Conditions), valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   On March 31, 2009, the Fund utilized foreign fair value pricing.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   Investments in underlying money market mutual funds are valued at each fund's closing net asset value.

   The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal year of the Fund. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

   o Level 1 - quoted prices in active markets for identical securities

   o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


   ($ REPORTED IN THOUSANDS)                   INVESTMENTS IN SECURITIES    OTHER FINANCIAL
   VALUATION INPUTS                                  MARKET VALUE            INSTRUMENTS*
   ----------------------                      -------------------------    ---------------
   Level 1 - Quoted Prices                            $158,503                 $    --
   Level 2 - Significant Observable Inputs             562,335                  (4,051)
   Level 3 - Significant Unobservable Inputs                --                      --
                                                      --------                 -------
   Total                                              $720,838                 $(4,051)
                                                      ========                 =======

   * Other financial instruments include forward currency contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

   FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


   transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G. FORWARD CURRENCY CONTRACTS:

   The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

H. SECURITY LENDING:

   The Fund may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, or securities issued or guaranteed by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

   At March 31, 2009, the Fund had no securities on loan.

I. EQUITY LINKED CERTIFICATES:

   The Fund may invest in equity linked certificates. The Fund purchases the certificates ("notes") from a broker, who in turn purchases shares in the local market and issues a call note hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the note redeemed with the proceeds. Each note represents one share of the underlying stocks; therefore, the price, performance and liquidity of the note are all directly linked to the underlying stock. The notes can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, the Fund bears additional counterparty risk to the issuing broker.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

   At end of business December 31, 2008, Virtus Investment Partners, Inc. ("Virtus") spun off from The Phoenix Companies, Inc. ("PNX"), into an independent publicly traded company which through its affiliates provides asset management and related services to individuals and institutions. Virtus Investment Advisers, Inc. ("VIA," the "Adviser," formerly known as Phoenix Investment Counsel, Inc.) and VP Distributors, Inc. ("VP Distributors," formerly known as Phoenix Equity Planning Corporation) are indirect wholly-owned subsidiaries of Virtus. Due to the spin-off, the asset management subsidiaries have changed their names to reflect the Virtus brand.

   As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund.

                                  $2 BILLION
                  1ST               THROUGH             $4+
              $2 BILLION          $4 BILLION          BILLION
              ----------          ----------          -------
                 0.85%              0.80%              0.75%

   Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under arrangements previously in effect, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations. All or a portion of reimbursed expenses may be recaptured by the fiscal years ended as follows:

                2010                  2011             TOTAL
                ----                  ----             -----
                $189                  $341             $530

   The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser, Vontobel Asset Management, Inc. ("Vontobel").

   As distributor of the Fund's shares, VP Distributors, an indirect wholly-owned subsidiary of Virtus, has advised the Fund that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended March 31, 2009, as follows:

                   CLASS A                   CLASS C
                 NET SELLING                DEFERRED
                 COMMISSIONS              SALES CHARGES
                 -----------              -------------
                     $11                       $25

   The Fund pays VP Distributors distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                   CLASS A                   CLASS C
                   -------                   -------
                    0.25%                     1.00%

   There are no distribution and/or service fees for Class I.

   Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


   VP Distributors serves as the Administrator to the Fund. For its services, which include financial agent services, VP Distributors receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Virtus Mutual Funds and certain other funds. For the period ended March 31, 2009, the Fund incurred administration fees totaling $356.

   VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2009, transfer agent fees were $662 as reported in the Statement of Operations.

   At March 31, 2009, Virtus and its affiliates, the retirement plans of Virtus and its affiliates and Virtus Funds held shares of the Fund which may be redeemed at any time that aggregated the following:

                               AGGREGATE         NET ASSET
                                SHARES             VALUE
                               ---------         ---------
   Class A shares.........       993,573         $14,337
   Class I shares.........     2,546,473          36,771

   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of Virtus. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those Virtus Mutual Funds selected by the trustees.

4. PURCHASES AND SALES OF SECURITIES
   ($ REPORTED IN THOUSANDS)

   Purchases and sales of investment securities for the Fund (excluding U.S. Government securities and agency securities, forward currency contracts and short-term securities) during the period ended March 31, 2009, were as follows:

                               PURCHASES          SALES
                               ---------         --------
                                $359,277         $395,117

   There were no purchases or sales of long-term U.S. Government and agency securities.


5. 10% SHAREHOLDERS

   As of March 31, 2009, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below. The shareholders are not affiliated with Virtus.

                                  % OF            NUMBER
                                 SHARES             OF
                              OUTSTANDING        ACCOUNTS
                              -----------        --------
                                  26%               2

6. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

   At March 31, 2009, the Fund held securities issued by various companies in the consumer staples sector, representing 41% of the total investments of the Fund.

7. INDEMNIFICATIONS

   Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

8. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus (and, prior to the spin-off described in Note 3, PNX) and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

   There are currently no such matters which the Company believes will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION
   ($ REPORTED IN THOUSANDS)

   At March 31, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                          NET UNREALIZED
      FEDERAL         UNREALIZED         UNREALIZED        APPRECIATION
      TAX COST       APPRECIATION       DEPRECIATION      (DEPRECIATION)
      --------       ------------       ------------      --------------
      $890,243          $11,922         $(181,327)          $(169,405)

   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                             EXPIRATION YEAR
              ---------------------------------------------
               2009                2010               TOTAL
              ------               ----              ------
              $1,299               $379              $1,678

   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

10. PLANS OF REORGANIZATION
    (All values except for per share amounts are reported in thousands)

   On September 12, 2008, the Foreign Opportunities Fund acquired all of the net assets of the Phoenix International Strategies Fund ("International Strategies Fund") of the Virtus Opportunities Trust ("Opportunities Trust") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of Opportunities Trust on June 4, 2008. The acquisition was accomplished by a tax-free exchange of 2,807 Class A shares and 68 Class C shares of the Foreign Opportunities Fund outstanding on September 12, 2008

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


   (valued at $62,246 and $1,495, respectively) for 5,615 Class A shares and 147 Class C shares of the International Strategies Fund outstanding on September 12, 2008. The International Strategies Fund had net assets on that date of $63,741 including $5,455 of net depreciation, which were combined with those of the Foreign Opportunities Fund. The aggregate net assets of Foreign Opportunities Fund immediately after the merger were $1,242,947. The shareholders of each Class of the International Strategies Fund received for each share owned approximately 0.50 and 0.46 share, respectively, of Class A and Class C shares of the Foreign Opportunities Fund.

11. RECENTLY ISSUED ACCOUNTING STANDARDS

   In April 2009, FASB issued FASB Staff Position No. 157-4, DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A), when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. Management is currently evaluating the impact the implementation of FSP 157-4 will have on financial statement disclosures, if any.

   In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

12. MARKET CONDITIONS

   Events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Fund. Such events include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG. These companies represent financial institutions with which the Fund conducts business and/or whose securities are or may be held within the Fund. The potential investment of the Fund's investments in these issuers, and the financial sector in general, as reflected in the Fund's Schedule of Investments, exposes investors to the negative (or positive) performance resulting from these and other events.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)


   The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), are responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 18 - 20, 2008, the Board, including a majority of the independent Trustees, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

   In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered:
   (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits



(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUNDS THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WERE VIRTUS GROWTH & INCOME FUND, WHICH IS A SERIES OF VIRTUS EQUITY TRUST; AND VIRTUS WEALTH ACCUMULATOR FUND, VIRTUS WEALTH BUILDER FUND, VIRTUS DIVERSIFIER FUND AND VIRTUS ALTERNATIVES DIVERSIFIER FUND, WHICH ARE SERIES OF VIRTUS OPPORTUNITIES TRUST. VIA ACTED AS THE ADVISER FOR THESE FUNDS WITHOUT EMPLOYING A SUBADVISER, AND THE BOARD CONSIDERED THE VIA AGREEMENT WITH RESPECT TO THESE FUNDS IN THAT CONTEXT.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)


   that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

   With respect to the sub-advisory Agreements, the Board noted that each subadviser provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

   After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

   While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

   The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight, and that some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)


   The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve the adviser would recommend that the subadviser be replaced in a timely manner.

   PROFITABILITY. The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

   The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

   MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. Finally, the Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

   The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)


   ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

   In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and
  Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
  Officer, Counsel and Secretary

INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services      1-800-243-1574
Advisor Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                      VIRTUS.COM




--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

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











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

                                                                    ------------
                                                                      PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                     LANCASTER,
                                                                         PA
                                                                     PERMIT 1793
                                                                    ------------


                                [GRAPHIC OMITTED]
                                     VIRTUS
                                  MUTUAL FUNDS



                    c/o State Street Bank and Trust Company
                                 P.O. Box 8301
                             Boston, MA 02266-8301




For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or VIRTUS.COM.


8025                                                                        4-09

                                                                      SEMIANNUAL
                                                                          REPORT




                                 [LOGO OMITTED]
                                     VIRTUS
                                  MUTUAL FUNDS

--------------------------------------------------------------------------------



                    Virtus Multi-Sector Short Term Bond Fund*







* Prospectus Supplement applicable to the Fund appears at the back of this Semiannual Report.

--------------------------------------------------------------------------------

                                                   WOULDN'T YOU RATHER HAVE THIS
                                                       DOCUMENT E-MAILED TO YOU?
TRUST NAME:                                            ELIGIBLE SHAREHOLDERS CAN
VIRTUS OPPORTUNITIES                                      SIGN UP FOR E-DELIVERY
TRUST                            March 31, 2009                    AT VIRTUS.COM

NOT FDIC INSURED                NO BANK GUARANTEE                 MAY LOSE VALUE

                                TABLE OF CONTENTS



VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
    ("Multi-Sector Short Term Bond Fund")

Message to Shareholders.....................................................   1

Disclosure of Fund Expenses.................................................   4

Schedule of Investments.....................................................   6

Statement of Assets and Liabilities.........................................  21

Statement of Operations.....................................................  22

Statement of Changes in Net Assets..........................................  23

Financial Highlights........................................................  24

Notes to Financial Statements...............................................  28

Consideration of Advisory and Sub-Advisory Agreements
    by the Board of Trustees................................................  37


--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2008, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------



This report is not authorized for distribution to prospective investors in the Virtus Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


Dear Fellow Shareholders of Virtus Mutual Funds:

After the unprecedented economic events of 2008, investors were ready to greet the new year with great expectations. Instead, we were sorely disappointed.

The first quarter of 2009 brought more dismal economic news as the worst financial crisis since the Great Depression continued, seemingly unabated. Consumer confidence and business sentiment spiraled downward on poor corporate earnings and woeful economic data. Major stock market indices posted their worst January and February returns on record, ultimately leading to a sixth straight down quarter. The new administration in Washington, D.C. responded with an alphabet-soup of financial recovery programs - TARP (Troubled Asset Relief Program), TALF (Term Asset-Backed Securities Loan Facility) and CAP (Capital Assistance Program) - conducted stress tests of troubled banks and took extreme measures in an attempt to rescue two of the "Big Three" automakers. But by March 9th, the Dow Jones Industrial Average(SM) was down 25.4 percent from the start of the year and the S&P 500(R) Index was off 27.4 percent.

Then a number of promising signs appeared. Credit markets exhibited tentative evidence of stabilizing and the manufacturing sector reported modest increases in new orders. Retail sales gained slightly, and for the first time in two years the housing markets in some regions of the country indicated they may have hit bottom. There was a bounce in the financial markets, and March ended with the best monthly stock gains in more than six years.

Whether this is the start of a significant "V"-shaped recovery or a temporary upswing of a "W" recovery remains to be seen. The second quarter began with a sprinkling of encouraging corporate earnings, and unemployment - while still a significant drag on the economy - shows signs of slowing. Questions remain on the effectiveness of the government's economic interventions, as well as the long-term impact of increasing budget deficits, yet we entered the second quarter with a glimmer of hope.

The uncertainties of the economy are another reminder that investors should rely on the discipline and focus of professional investment managers and financial advisors when making decisions about personal investments. We encourage you to meet with your financial advisor and periodically review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals.

At Virtus, our commitments to quality investment solutions and superior customer service remain unchanged. We offer a wide range of equity, fixed income, and money market funds as well as alternative strategies that you may wish to consider as you review your investments. We recognize the economy and financial markets still face substantial challenges, but our investment professionals remain committed to identifying the right options for your long-term investment needs.

Your confidence in Virtus Mutual Funds is deeply appreciated.

Sincerely,


/s/ George R. Aylward


George R. Aylward
President, Virtus Mutual Funds

MAY 1, 2009


WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US AT WWW.VIRTUS.COM OR CALL OUR SHAREOWNER SERVICES GROUP, TOLL FREE, AT 800-243-1574.










PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                         THIS PAGE INTENTIONALLY BLANK.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2008 TO MARCH 31, 2009


   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Multi-Sector Short Term Bond Fund (the "Fund") you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B, Class C and Class T shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your fund's costs in two ways.

ACTUAL EXPENSES

   The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

   The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2008 TO MARCH 31, 2009


EXPENSE TABLE
--------------------------------------------------------------------------------
                    Beginning            Ending                         Expenses
                     Account             Account        Annualized        Paid
                      Value               Value           Expense        During
                October 1, 2008       March 31, 2009       Ratio         Period*
--------------------------------------------------------------------------------
ACTUAL
Class A            $1,000.00            $  947.30          1.14%         $5.53
Class B             1,000.00               947.10          1.64%          7.96
Class C             1,000.00               948.90          1.39%          6.75
Class I             1,000.00               948.50          0.89%          4.32
Class T             1,000.00               946.40          1.89%          9.17

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A             1,000.00             1,019.18          1.14%          5.76
Class B             1,000.00             1,016.65          1.64%          8.28
Class C             1,000.00             1,017.91          1.39%          7.02
Class I             1,000.00             1,020.44          0.89%          4.49
Class T             1,000.00             1,015.39          1.89%          9.54

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

   The Fund may invest in other funds and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

   You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009
                                   (UNAUDITED)




                  SECTOR WEIGHTINGS as of 3/31/09*
                  --------------------------------------------
                  Corporate Bonds                          39%
                  --------------------------------------------
                  Mortgage-Backed Securities               25%
                  --------------------------------------------
                  Loan Agreements                          12%
                  --------------------------------------------
                  Asset-Backed Securities                  10%
                  --------------------------------------------
                  Foreign Government Securities             6%
                  --------------------------------------------
                  Municipal Bonds                           4%
                  --------------------------------------------
                  Other (includes short-term investments)   4%
                  --------------------------------------------
                  * % of total investments as of March 31, 2009.


($ reported in thousands)

                                              PAR VALUE              VALUE
                                              ----------          ----------
U.S. GOVERNMENT SECURITIES--0.1%
U.S. Treasury Note
  2.875%, 6/30/10                             $    1,000          $    1,028
                                                                  ----------
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,005)                                               1,028
----------------------------------------------------------------------------

MUNICIPAL BONDS--3.6%
ARIZONA--1.1%
Arizona School Board Facilities
  Improvement Series 2005
  5.000%, 1/1/14                                  12,325              13,859
                                                                  ----------
CALIFORNIA--0.2%
Fresno County Pension
  Obligation Taxable
  (FGIC Insured)
  6.060%, 8/15/09                                  1,915               1,938
                                                                  ----------
CONNECTICUT--0.2%
Mashantucket Western
  Pequot Tribe Taxable
  Series A 144A
  6.910%, 9/1/12 (2)                               3,215               2,965
                                                                  ----------


                                              PAR VALUE              VALUE
                                              ----------          ----------
KENTUCKY--0.5%
Property & Buildings
  Commission Project 82
  (FSA Insured)
  5.250%, 10/1/13                             $    5,750          $    6,356
                                                                  ----------
NEW YORK--0.1%
State Dormitory Authority
  04-B, 3.350%, 12/15/09                           1,610               1,629
                                                                  ----------
PENNSYLVANIA--0.2%
Philadelphia School
  District Taxable Series C
  (FSA Insured)
  4.200%, 7/1/09                                   2,570               2,577
                                                                  ----------
SOUTH DAKOTA--0.0%
Educational Enhancement
  Funding Corp. Taxable
  02-A, 6.720%, 6/1/25                               129                 122
                                                                  ----------
TEXAS--1.1%
State Public Finance
  Authority General
  Obligation Series 2008
  5.000%, 10/1/12                                 12,950              14,455
                                                                  ----------


                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


($ reported in thousands)

                                              PAR VALUE              VALUE
                                              ----------          ----------
VIRGINIA--0.2%
Tobacco Settlement
  Financing Corp.
  Taxable 07-A1,
  6.706%, 6/1/46                              $    4,965          $    2,445
                                                                  ----------
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $47,634)                                             46,346
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--6.1%
Commonwealth of Australia
  Series 121
  5.250%, 8/15/10                                  8,675(AUD)          6,228
Commonwealth of
  New Zealand Series 709
  7.000%, 7/15/09                                 10,625(NZD)          6,128
Federative Republic
  of Brazil
  7.875%, 3/7/15                                   1,000               1,110
  12.500%, 1/5/16                                  3,414               1,545
  12.500%, 1/5/22                                  8,000(BRL)          3,621
Kingdom of Norway
  6.000%, 5/16/11                                 84,975(NOK)         13,647
Kingdom of Sweden
  Series 1048
  4.000%, 12/1/09                                 80,370(SEK)         10,018
Republic of Argentina
  Series GDP
  0.000%, 12/15/35(3)                             44,890               1,450
Republic of Colombia
  10.000%, 1/23/12                                 4,850               5,565
  12.000%, 10/22/15                            7,975,000(COP)          3,530
Republic of Costa
  Rica 144A
  6.548%, 3/20/14 (2)                              4,000               3,960
Republic of Indonesia
  Series FR-23
  11.000%, 12/15/12                           80,600,000(IDR)          6,954
Republic of Trinidad and
  Tobago RegS
  9.875%, 10/1/09 (4)                              3,000               3,072
Republic of Venezuela
  RegS 5.375%, 8/7/10(4)                           5,172               4,443
  RegS 5.750%, 2/26/16(4)                         13,110               6,430
Russian Federation
  RegS 8.250%, 3/31/10 (4)                           405                 417
                                                                  ----------
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $87,792)                                             78,118
----------------------------------------------------------------------------


                                              PAR VALUE              VALUE
                                              ----------          ----------
MORTGAGE-BACKED SECURITIES--25.2%
AGENCY--11.8%
FHLMC
  6.000%, 8/1/34                              $    1,873          $    1,965
FNMA
  5.500%, 1/1/17                                     665                 698
  6.000%, 5/1/17                                     195                 205
  5.500%, 8/1/17                                     125                 132
  4.500%, 4/1/18                                   1,468               1,522
  5.000%, 4/1/18                                   1,352               1,413
  5.000%, 10/1/19                                  2,446               2,551
  5.500%, 2/1/20                                     865                 904
  5.500%, 3/1/20                                     896                 937
  5.500%, 3/1/20                                     301                 315
  5.500%, 3/1/20                                   1,942               2,030
  5.500%, 3/1/20                                   1,017               1,063
  5.500%, 4/1/20                                   1,463               1,529
  5.000%, 6/1/20                                   4,369               4,547
  6.000%, 12/1/32                                    286                 301
  5.500%, 2/1/33                                     614                 640
  5.500%, 5/1/34                                   2,657               2,766
  6.000%, 8/1/34                                   1,932               2,029
  6.000%, 8/1/34                                   1,479               1,553
  6.000%, 10/1/34                                  1,297               1,360
  6.000%, 10/1/34                                  2,053               2,152
  5.500%, 11/1/34                                  2,803               2,918
  5.500%, 11/1/34                                  2,119               2,206
  6.000%, 11/1/34                                  2,509               2,631
  5.500%, 12/1/34                                  1,528               1,588
  5.500%, 1/1/35                                   3,172               3,302
  5.500%, 1/1/35                                   2,674               2,783
  6.000%, 1/1/37                                   3,701               3,873
  6.000%, 1/1/37                                   2,206               2,309
  5.500%, 7/1/37                                      20                  21
  6.000%, 7/1/37                                   1,263               1,321
  6.000%, 12/1/37                                  5,444               5,692
  5.500%, 2/1/38                                   6,876               7,143
  6.000%, 2/1/38                                   4,488               4,693
  6.000%, 4/1/38                                   4,089               4,275
  5.500%, 7/1/38                                   4,355               4,525
  5.500%, 7/1/38                                   5,089               5,287
  5.500%, 9/1/38                                   3,832               3,981
  4.500%, 3/15/39                                 17,000              17,391
  TBA 4.500%, 4/15/39(9)                          10,250              10,471
  TBA 5.000%, 4/15/39(9)                          27,500              28,368
  TBA 5.500%, 4/15/39(9)                           5,750               5,967


                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


($ reported in thousands)

                                              PAR VALUE              VALUE
                                              ----------          ----------
GNMA
  6.500%, 7/15/31                             $       49          $       53
  6.500%, 8/15/31                                    128                 137
  6.500%, 11/15/31                                    96                 102
  6.500%, 2/15/32                                     28                  29
  6.500%, 4/15/32                                    125                 133
  6.500%, 4/15/32                                    137                 145
                                                                  ----------
                                                                     151,956
                                                                  ----------
NON-AGENCY--13.4%
American General Mortgage
  Loan Trust 06-1, A2 144A
  5.750%, 12/25/35 (2)(3)                          7,387               6,972
American Tower Trust
  07-1A, C 144A
  5.615%, 4/15/37 (2)                              3,685               3,040
Asset Securitization Corp.
  96-D3, A1C
  7.400%, 10/13/26                                   115                 115
Banc of America Commercial
  Mortgage, Inc. 05-6,
  AM 5.180%, 9/10/47 (3)                           1,600                 786
Bear Stearns Commercial
  Mortgage Securities
  04-ESA, J 144A
  5.817%, 5/14/16(2)                               8,510               8,541
  06-PW12, A4
  5.718%, 9/11/38(3)                               4,860               4,144
  06-PW14, A4
  5.201%, 12/11/38                                 1,500               1,229
  05-PWR8, A2
  4.484%, 6/11/41                                  2,105               1,963
Chase Mortgage Finance
  Corp. 04-S1, M
  5.098%, 2/25/19 (3)                              1,777               1,213
Citigroup-Deutsche Bank
  Commercial Mortgage
  Trust 05-CD1, A4
  5.226%, 7/15/44 (3)                              5,000               4,017
Countrywide Home Loan
  Mortgage Pass-Through
  Trust 02-34, B2
  5.750%, 1/25/33                                  1,540               1,091
  02-36, B2
  6.000%, 1/25/33                                  1,541               1,105
Credit Suisse First Boston
  Mortgage Securities
  Corp. 02-CKS4, B
  5.333%, 11/15/36                                 5,000               4,311


                                              PAR VALUE              VALUE
                                              ----------          ----------
NON-AGENCY--CONTINUED
Credit-Based Asset Servicing
  and Securitization LLC
  05-CB6, A3
  5.120%, 7/25/35 (3)                         $    3,289          $    2,795
Crown Castle Towers LLC
  05-1A, AFX 144A
  4.643%, 6/15/35(2)                               8,000               7,640
  05-1A, B 144A
  4.878%, 6/15/35(2)                               6,510               6,119
  06-1A, C 144A
  5.470%, 11/15/36(2)                              5,000               4,350
First Horizon Asset
  Securities, Inc.
  05-AR1, 2A1
  4.999%, 4/25/35 (3)                              2,784               1,883
First Plus Home Loan
  Trust 97-3, M2
  7.520%, 11/10/23                                    28                  26
GE Capital Commercial
  Mortgage Corp. 03-C1,C
  4.975%, 1/10/38 (3)                              3,472               2,846
Global Signal Trust
  06-1, A2 144A
  5.450%, 2/15/36 (2)                              6,000               5,640
GMAC Commercial
  Mortgage Securities, Inc.
  04-C2, A3
  5.134%, 8/10/38                                  1,200                 886
  03-C2, A2
  5.486%, 5/10/40(3)                               3,310               3,196
  04-C3, A4
  4.547%, 12/10/41                                 4,820               4,192
GS Mortgage Securities
  Corp. II 07-EOP, G 144A
  1.038%, 3/6/20(2)(3)                             5,840               3,504
  07-EOP, H 144A
  1.168%, 3/6/20(2)(3)                             1,850               1,110
GSR Mortgage Loan
  Trust 05-AR6, 3A1
  4.559%, 9/25/35 (3)                              5,278               3,801
Harborview Mortgage
  Loan Trust 05-9, B10
  2.295%, 6/20/35 (3)(6)                           4,586                 321
IndyMac Index Mortgage
  Loan Trust 07-AR2, B1
  5.848%, 6/25/37 (3)(6)                           4,733                 237


                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


($ reported in thousands)

                                              PAR VALUE              VALUE
                                              ----------          ----------
NON-AGENCY--CONTINUED
JPMorgan Chase Commercial
  Mortgage Securities Corp.
  01-CIBC, A3
  6.260%, 3/15/33                             $      456          $      461
  05-LDP5, AM
  5.222%, 12/15/44(3)                              1,752                 850
JPMorgan Mortgage
  Trust 06-A1, B1
  5.404%, 2/25/36 (3)(6)                           7,659               1,087
Lehman Brothers -
  UBS Commercial Mortgage
  Trust 06-C3, AM
  5.712%, 3/15/39(3)                                 945                 467
  07-C2, A2
  5.303%, 2/15/40                                  4,527               3,747
  05-C3, AM
  4.794%, 7/15/40                                  7,460               4,011
  07-C6, A2
  5.845%, 7/15/40                                 11,125               9,399
Merrill Lynch Mortgage
  Investors, Inc. 06-3, 2A1
  6.078%, 10/25/36 (3)                             4,816               3,399
Merrill Lynch Mortgage
  Trust 04-KEY2, A3
  4.615%, 8/12/39                                  4,000               3,343
Merrill Lynch-Countrywide
  Commercial Mortgage
  Trust 06-4, A3
  5.172%, 12/12/49 (3)                             9,500               5,518
Morgan Stanley Capital
  I 06-IQ12, A4
  5.332%, 12/15/43                                 8,000               5,871
Morgan Stanley Mortgage
  Loan Trust 05-5AR, 4A1
  5.524%, 9/25/35 (3)                              2,072               1,041
PNC Mortgage Acceptance
  Corp. 00-C2, A2
  7.300%, 10/12/33 (3)                               196                 199
Prudential Securities
  Secured Financing
  Corp. 99-NRF1, F 144A
  6.074%, 11/1/31 (2)                              5,000               4,804
Residential Funding
  Mortgage Securities I,
  Inc. 06-S4, A2
  6.000%, 4/25/36                                  6,296               5,277


                                              PAR VALUE              VALUE
                                              ----------          ----------
NON-AGENCY--CONTINUED
SBA Commercial Mortgage
  Backed Securities Trust
  06-1A, A 144A
  5.314%, 11/15/36(2)                         $    7,450          $    6,817
  06-1A, B 144A
  5.451%, 11/15/36(2)                              2,875               2,559
Timberstar Trust
  06-1A, A 144A
  5.668%, 10/15/36 (2)                             2,240               1,792
Wachovia Bank Commercial
  Mortgage Trust
  04-C12, A2
  5.001%, 7/15/41                                 12,400              11,945
  07-C30, A5
  5.342%, 12/15/43                                 6,935               4,327
  05-C22, AM
  5.315%, 12/15/44(3)                                720                 357
Wachovia Mortgage Loan
  Trust LLC 06-A, B1
  5.414%, 5/20/36 (3)(6)                           3,429                 530
Washington Mutual
  Mortgage Pass Through
  Certificates
  06-AR16, 1A1
  5.580%, 12/25/36(3)                              6,152               3,265
  00-1, M3
  2.772%, 1/25/40(3)                                  85                  30
Wells Fargo Mortgage
  Backed Securities Trust
  04-R, 2A1
  4.372%, 9/25/34(3)                               4,067               3,201
  04-EE, 2A3
  4.161%, 12/25/34(3)                                108                  60
  06-AR2, B1
  5.091%, 3/25/36(3)(6)                           13,921               1,967
                                                                  ----------
                                                                     173,397
                                                                  ----------
----------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $381,726)                                           325,353
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--10.6%
AmeriCredit Automobile
  Receivables Trust
  06-RM, A2
  5.420%, 8/8/11                                   3,736               3,624
  07-BF, A3A
  5.160%, 4/6/12                                   3,629               3,567
  07-CM, A3A
  5.420%, 5/7/12                                   6,295               6,014


                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


($ reported in thousands)

                                              PAR VALUE              VALUE
                                              ----------          ----------
Americredit Automobile
  Receivables Trust 06-AF, A4
  5.640%, 9/6/13                              $    5,475          $    4,831
Banc of America Securities
  Auto Trust 06-G1, B
  5.340%, 2/18/11                                  4,855               4,606
Bay View Auto Trust
  05-LJ1, A4
  4.090%, 5/25/12                                  1,902               1,826
Bayview Financial Acquisition
  Trust 06-B, 1A2
  5.800%, 4/28/36 (3)                              4,000               3,436
Bombardier Capital Mortgage
  Securitization Corp.
  99-A, A3
  5.980%, 1/15/18 (3)                              2,813               1,672
Capital Auto Receivables
  Asset Trust 06-1, D 144A
  7.160%, 1/15/13 (2)                              2,000               1,840
Capital One Auto Finance
  Trust 05-C, A4A
  4.710%, 6/15/12                                  5,313               4,762
Carmax Auto Owner
  Trust 07-2, B
  5.370%, 3/15/13                                 10,025               7,142
Chase Funding Mortgage
  Loan Asset-Backed
  Certificates 04-1, 1A4
  4.111%, 8/25/30                                  2,825               2,281
Citicorp Residential Mortgage
  Securities, Inc. 07-2, A4
  6.538%, 6/25/37 (3)                              5,000               3,082
Conseco Finance
  Securitizations Corp.
  02-2, A2
  6.030%, 3/1/33(3)                                1,843               1,338
  01-3, A4
  6.910%, 5/1/33(3)                               11,793               8,129
Daimler Chrysler Auto
  Trust 08-B, A4A
  5.320%, 11/10/14                                 4,820               3,260
Dunkin Securitization
  06-1, M1 144A
  8.285%, 6/20/31 (2)                              6,345               4,165
FMAC Loan Receivables
  Trust 98-CA, A2 144A
  6.660%, 9/15/20 (2)                              3,771               2,828


                                              PAR VALUE              VALUE
                                              ----------          ----------
Ford Credit Auto Owner Trust
  06-C, A4A
  5.150%, 2/15/12                             $    6,750          $    6,595
  09-A, A4
  6.070%, 5/15/14                                  5,000               5,000
GMAC Mortgage Corp.
  Loan Trust
  05-HE2, A3
  4.622%, 11/25/35(3)                                623                 582
  06-HE2, A3
  6.320%, 5/25/36(3)                              11,335               4,248
GreenTree Financial Corp.
  99-2, M2 (Interest Only)
  7.210%, 12/1/30(3)                               2,247                  --(8)
  08-MH1, A1 144A
  7.000%, 4/25/38(2)(3)                            4,509               4,103
Home Equity Asset
  Trust 06-7, A 144A
  6.000%, 2/25/37 (2)                              2,119                  --(8)
Hyundai Auto Receivables
  Trust 06-A, D
  5.520%, 11/15/12                                 1,401               1,351
  08-A, A3
  4.930%, 12/17/12                                 6,800               6,877
IndyMac Manufactured
  Housing Contract
  98-1, A3
  6.370%, 9/25/28                                  2,122               1,442
Long Grove Collateral
  Loan Obligation Ltd.
  04-1A, C 144A
  3.649%, 5/25/16(2)(3)(10)                        1,600                 128
  04-1A, D 144A
  7.999%, 5/25/16(2)(3)(10)                          500                  20
Merrill Auto Trust
  Securitization 07-1, B
  5.790%, 12/15/13                                 4,497               4,020
Renaissance Home
  Equity Loan Trust
  05-3, AF4
  5.140%, 11/25/35(3)                              5,380               3,517
  06-2, AF4
  6.115%, 8/25/36(3)                               5,640               2,497
  06-3, AF2
  5.580%, 11/25/36(3)                              2,313               2,080


                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


($ reported in thousands)

                                              PAR VALUE              VALUE
                                              ----------          ----------
Residential Funding
  Mortgage Securities II, Inc.
  04-HI3, A4
  4.630%, 1/25/20                             $      286          $      284
  05-HI2, A3
  4.460%, 5/25/35                                    573                 570
  06-HI2, A3
  5.790%, 2/25/36                                  1,510                 855
  07-HI1, A2
  5.640%, 3/25/37                                 10,000               7,863
  07-HSA3, AI2
  5.890%, 5/25/37(3)                               7,340               5,365
Structured Asset
  Securities Corp.
  05-7XS, 1A2B
  5.270%, 4/25/35 (3)                              7,161               5,186
Vanderbuilt Acquisition
  Loan Trust 02-1, A3
  5.700%, 9/7/23 (3)                                  67                  66
Wachovia Auto Loan
  Owner Trust
  06-1, A4 144A
  5.080%, 4/20/12(2)                               4,870               4,903
  06-2A, E 144A
  7.050%, 5/20/14(2)                               5,000               1,247
                                                                  ----------
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $180,989)                                           137,202
----------------------------------------------------------------------------

CORPORATE BONDS+--39.7%
CONSUMER DISCRETIONARY--3.1%
Best Buy Co., Inc.
  6.750%, 7/15/13                                  2,055               1,955
Brunswick Corp.
  11.750%, 8/15/13                                 5,419               3,579
Comcast Cable Holdings LLC
  7.875%, 8/1/13                                   3,800               3,848
COX Communications, Inc.
  4.625%, 6/1/13(7)                                5,620               5,111
Daimler Finance North
  America LLC
  6.500%, 11/15/13                                 3,390               3,071
General Motors Corp.
  7.200%, 1/15/11                                  1,480                 244
Horton (D.R.), Inc.
  4.875%, 1/15/10                                  2,500               2,431
Landry's Restaurant, Inc. 144A
  14.000%, 8/15/11 (2)                             3,115               2,757


                                              PAR VALUE              VALUE
                                              ----------          ----------
CONSUMER DISCRETIONARY--CONTINUED
MGM MIRAGE
  8.500%, 9/15/10                             $    1,440          $      598
Reed Elsevier Capital, Inc.
  8.625%, 1/15/19                                  1,147               1,176
Scientific Games Corp. 144A
  7.875%, 6/15/16 (2)                                810                 705
Seminole Hard Rock
  Entertainment, Inc./Seminole
  Hard Rock International LLC
  144A 3.820%, 3/15/14 (2)(3)                        767                 403
Staples, Inc.
  9.750%, 1/15/14                                    905                 947
Starwood Hotels & Resort
  Worldwide, Inc.
  6.250%, 2/15/13                                  2,815               2,169
Thomson Reuters Corp.
  4.250%, 8/15/09                                  1,000               1,001
Time Warner Cable, Inc.
  6.200%, 7/1/13                                   2,915               2,838
Time Warner, Inc.
  6.875%, 5/1/12                                   1,500               1,527
Viacom, Inc.
  5.750%, 4/30/11                                  2,700               2,630
Videotron/Quebec
  Media, Inc.
  6.375%, 12/15/15                                 3,500               3,189
                                                                  ----------
                                                                      40,179
                                                                  ----------
CONSUMER STAPLES--1.5%
Altria Group, Inc.
  8.500%, 11/10/13                                 2,775               3,010
BAT International
  Finance plc 144A
  9.500%, 11/15/18 (2)                             1,410               1,602
Cargill, Inc. 144A
  5.600%, 9/15/12 (2)(7)                           4,845               4,827
CVS Caremark Corp.
  6.600%, 3/15/19                                    815                 821
Kroger Co. (The)
  8.050%, 2/1/10                                   1,860               1,924
Philip Morris Capital Corp.
  7.500%, 7/16/09                                  3,500               3,493
Tyson Foods, Inc. 144A
  10.500%, 3/1/14 (2)                                940                 963
Yankee Acquisition Corp.
  Series B
  8.500%, 2/15/15                                  3,740               2,076
                                                                  ----------
                                                                      18,716
                                                                  ----------


                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


($ reported in thousands)

                                              PAR VALUE              VALUE
                                              ----------          ----------
ENERGY--6.8%
Anadarko Petroleum Corp.
  8.700%, 3/15/19                             $    3,550          $    3,552
Buckeye Partners LP
  6.050%, 1/15/18                                    854                 743
Canadian Natural
  Resources Ltd.
  4.900%, 12/1/14                                  2,916               2,636
Chesapeake Energy
  Corp. 6.875%, 11/15/20                           3,600               2,835
Denbury Resources, Inc.
  7.500%, 12/15/15                                 4,952               4,333
Frontier Oil Corp.
  6.625%, 10/1/11                                  2,230               2,185
Gaz Capital SA 144A
  7.343%, 4/11/13 (2)                              2,000               1,753
Gazprom International
  SA 144A
  7.201%, 2/1/20 (2)                               2,253               1,966
Gazprom OAO
  (Gaz Capital SA) 144A
  6.212%, 11/22/16(2)                             10,405               7,544
  6.510%, 3/7/22(2)                                3,235               2,087
Halliburton Co.
  5.500%, 10/15/10                                 1,225               1,273
  6.150%, 9/15/19                                  3,145               3,196
Helix Energy Solutions
  Group, Inc. 144A
  9.500%, 1/15/16 (2)                                692                 412
KazMunaiGaz Finance
  Sub BV 144A
  8.375%, 7/2/13 (2)                               3,900               3,237
Knight, Inc.
  6.500%, 9/1/12                                   3,545               3,323
Marathon Oil Corp.
  7.500%, 2/15/19                                  1,595               1,607
NAK Naftogaz Ukrainy
  (Standard Bank London
  Holdings plc)
  8.125%, 9/30/09                                  2,900               1,820
Noble Energy, Inc.
  8.250%, 3/1/19                                   3,675               3,764
Pacific Energy Partners
  LP/Pacific Energy
  Finance Corp.
  7.125%, 6/15/14                                  2,900               2,687
Pemex Project Funding
  Master Trust 144A
  2.620%, 6/15/10 (2)(3)                           1,500               1,440


                                              PAR VALUE              VALUE
                                              ----------          ----------
ENERGY--CONTINUED
Petro-Canada
  6.050%, 5/15/18                             $    1,200          $    1,032
PetroHawk Energy
  Corp. 144A
  10.500%, 8/1/14 (2)                              3,885               3,885
Ras Laffan Liquefied
  Natural Gas Co.,
  Ltd. 144A
  3.437%, 9/15/09 (2)                                984                 968
Smith International, Inc.
  9.750%, 3/15/19                                  2,755               2,878
Swift Energy Co.
  7.625%, 7/15/11                                  4,875               3,729
Tesoro Corp.
  6.250%, 11/1/12                                  4,340               3,808
Transcontinental Gas
  Pipe Line Corp.
  Series B
  7.000%, 8/15/11                                  3,865               3,912
Weatherford International Ltd.
  9.625%, 3/1/19                                   4,110               4,251
Williams Cos., Inc. (The)
  7.125%, 9/1/11                                   2,500               2,488
XTO Energy, Inc.
  5.900%, 8/1/12                                   1,980               1,998
  5.750%, 12/15/13(7)                              5,910               5,975
                                                                  ----------
                                                                      87,317
                                                                  ----------
FINANCIALS--15.1%
Alfa Invest Ltd. 144A
  9.250%, 6/24/13 (2)                              4,940               3,853
Allstate Corp.
  6.125%, 5/15/37(3)                               4,730               2,554
American Express
  Credit Corp.
  Series C 5.875%, 5/2/13                          4,805               4,219
  Series C 7.300%, 8/20/13                         2,600               2,413
American Honda Finance
  Corp. 144A
  6.700%, 10/1/13 (2)(7)                           4,850               4,746
Bank of America Corp.
  7.400%, 1/15/11                                  3,815               3,557
  4.750%, 8/15/13                                  3,000               2,325
Bank One Corp.
  7.875%, 8/1/10(7)                                4,900               5,032
Bear Stearns Cos., Inc. (The)
  7.250%, 2/1/18(7)                                4,365               4,508
Berkley (WR) Corp.
  5.125%, 9/30/10                                  2,000               1,948


                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


($ reported in thousands)

                                              PAR VALUE              VALUE
                                              ----------          ----------
FINANCIALS--CONTINUED
Bosphorus Financial
  Services Ltd. 144A
  3.034%, 2/15/12 (2)(3)                      $    1,500          $    1,291
Chubb Corp.
  6.375%, 3/29/67(3)                               4,730               2,700
CIT Group, Inc.
  4.750%, 12/15/10                                 4,295               3,464
Citigroup, Inc.
  5.625%, 8/27/12(7)                               8,100               5,899
  5.000%, 9/15/14                                  3,200               2,121
CME Group, Inc.
  5.400%, 8/1/13                                   2,450               2,485
Colonial Realty LP
  4.800%, 4/1/11                                   5,000               4,351
Corporacion Andina
  de Fomento
  5.200%, 5/21/13                                  1,000                 926
Countrywide Home
  Loans, Inc.
  5.625%, 7/15/09                                  1,750               1,740
Credit Suisse New York
  5.000%, 5/15/13                                  4,335               4,189
Deutsche Bank AG
  4.875%, 5/20/13                                  1,780               1,746
ERAC USA Finance
  Co. 144A
  5.800%, 10/15/12 (2)                               805                 628
Export-Import Bank
  of Korea
  4.500%, 8/12/09                                  1,355               1,351
  8.125%, 1/21/14                                  1,480               1,530
Fideicomiso Petacalco
  Trust 144A
  10.160%, 12/23/09 (2)                            1,448               1,493
First Tennessee
  Bank NA
  1.306%, 5/18/09(3)                               1,380               1,366
Ford Motor Credit Co. LLC
  5.544%, 4/15/09(3)                               3,389               3,321
  9.875%, 8/10/11                                  3,480               2,635
  4.010%, 1/13/12(3)                               2,000               1,262
General Electric Capital Corp.
  8.125%, 5/15/12                                  3,875               4,350
GMAC LLC
  2.488%, 5/15/09(3)                               4,815               4,580
  144A 6.875%, 9/15/11(2)                          2,662               1,893
  144A 6.750%, 12/1/14(2)                            552                 321


                                              PAR VALUE              VALUE
                                              ----------          ----------
FINANCIALS--CONTINUED
Goldman Sachs Group,
  Inc. (The)
  4.750%, 7/15/13                             $    3,225          $    2,962
  5.950%, 1/18/18                                  2,759               2,505
HBOs plc 144A
  6.750%, 5/21/18 (2)                                685                 528
Hertz Corp. (The)
  8.875%, 1/1/14                                   2,595               1,586
ICICI Bank Ltd. 144A
  5.750%, 11/16/10 (2)(7)                          4,775               4,496
International Lease
  Finance Corp.
  4.750%, 1/13/12                                  1,120                 654
Invesco Ltd.
  4.500%, 12/15/09                                 2,750               2,629
iStar Financial, Inc.
  Series B
  5.950%, 10/15/13                                 5,725               1,717
Janus Capital Group, Inc.
  6.500%, 6/15/12                                  2,663               1,688
JPMorgan Chase & Co.
  Series 1,
  7.900%, 12/31/49 (3)                             3,360               2,159
Kazkommerts International
  BV RegS
  8.000%, 11/3/15 (4)                              1,000                 450
KeyBank NA
  5.700%, 8/15/12                                  1,800               1,720
  7.413%, 5/6/15                                   1,000                 911
Kimco Realty Corp.
  4.820%, 8/15/11                                  1,945               1,531
Korea Development Bank
  5.300%, 1/17/13                                  1,113               1,032
MassMutual Global
  Funding II 144A
  3.500%, 3/15/10 (2)                              1,750               1,705
Merrill Lynch & Co., Inc.
  6.150%, 4/25/13                                  3,925               3,299
Morgan Stanley 144A
  10.090%, 5/3/17 (2)                             10,525(BRL)          2,960
National Australia
  Bank Ltd. 144A
  5.350%, 6/12/13 (2)                              9,715               9,404
National City Bank
  1.352%, 6/29/09(3)(7)                            5,760               5,731
Nationwide Health
  Properties, Inc.
  6.250%, 2/1/13(7)                                4,825               4,451


                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


($ reported in thousands)

                                              PAR VALUE              VALUE
                                              ----------          ----------
FINANCIALS--CONTINUED
Northern Trust Corp.
  5.500%, 8/15/13                             $    2,775          $    2,904
Nuveen Investment,
  Inc. 144A
  10.500%, 11/15/15 (2)                              800                 228
OJSC AK Transneft
  (TransCapitalInvest Ltd.)
  144A 5.670%, 3/5/14 (2)                          5,715               4,601
Petroplus Finance Ltd.
  144A 6.750%, 5/1/14 (2)                          2,715               2,023
Piper Jaffray Equipment
  Trust Securities 144A
  6.000%, 9/10/11 (2)                              3,009               2,227
Principal Life Global
  Funding I 144A
  4.400%, 10/1/10(2)                               1,500               1,463
ProLogis 6.625%, 5/15/18                           1,110                 563
Russian Agricultural
  Bank OJSC
  (RSHB Capital SA) 144A
  6.299%, 5/15/17 (2)                              2,905               2,011
Simon Property Group LP
  4.600%, 6/15/10                                  3,825               3,607
  5.600%, 9/1/11                                   2,775               2,472
SLM Corp.
  1.371%, 2/1/10(3)(7)                             8,000               6,879
Textron Financial Corp.
  5.125%, 11/1/10                                  3,865               2,901
TNK-BP Finance SA
  RegS 6.125%, 3/20/12(4)                          4,210               3,501
  144A 7.500%, 3/13/13(2)                          1,750               1,452
Trustreet Properties, Inc.
  7.500%, 4/1/15                                   1,215               1,197
Ventas Realty LP/Ventas
  Capital Corp.
  6.750%, 6/1/10                                   2,180               2,185
Wachovia Bank NA
  5.000%, 8/15/15                                  2,600               2,216
Wachovia Corp.
  5.300%, 10/15/11(7)                              4,870               4,808
Wells Fargo & Co.
  3.125%, 4/1/09                                   1,500               1,500
  4.375%, 1/31/13                                    800                 746
                                                                  ----------
                                                                     194,399
                                                                  ----------
HEALTH CARE--0.7%
Fisher Scientific International, Inc.
  6.750%, 8/15/14                                    985                 993
  6.125%, 7/1/15                                   2,125               2,111


                                              PAR VALUE              VALUE
                                              ----------          ----------
HEALTH CARE--CONTINUED
HCA, Inc.
  9.125%, 11/15/14                            $    1,739          $    1,639
Medco Health Solutions, Inc.
  7.250%, 8/15/13                                  1,000               1,036
Pfizer, Inc.
  5.350%, 3/15/15                                  3,530               3,724
                                                                  ----------
                                                                       9,503
                                                                  ----------
INDUSTRIALS--3.7%
American Airlines, Inc.
  99-1, 7.024%, 10/15/09                           2,925               2,808
  01-1, 6.977%, 5/23/21                           15,710               8,012
Continental Airlines, Inc.
  98-1A, 6.648%, 9/15/17                           2,287               1,806
Delta Air Lines, Inc.
  00-A1, 7.379%, 5/18/10                           8,195               7,703
Esco Corp. 144A
  8.625%, 12/15/13 (2)                             1,725               1,320
General Cable Corp.
  3.810%, 4/1/15(3)                                3,375               2,405
Hutchison Whampoa
  International Ltd. 144A
  5.450%, 11/24/10 (2)                             2,000               2,066
Ingersoll-Rand Global
  Holdings Co. Ltd.
  9.500%, 4/15/01                                  1,410               1,410
L-3 Communications Corp.
  7.625%, 6/15/12                                  4,020               4,045
  Series B
  6.375%, 10/15/15                                   925                 877
Malaysia International
  Shipping Corporation
  Capital Ltd. 144A
  5.000%, 7/1/09 (2)                               2,800               2,799
SPX Corp.
  7.625%, 12/15/14                                   250                 241
Steelcase, Inc.
  6.500%, 8/15/11                                  2,825               2,798
Terex Corp.
  7.375%, 1/15/14                                  2,010               1,749
United Airlines, Inc.
  00-2A, 7.032%, 10/1/10                           2,415               2,318
  01-A1, 6.071%, 3/1/13                            2,501               2,452
United Rentals North
  America, Inc.
  6.500%, 2/15/12                                  4,065               3,272
                                                                  ----------
                                                                      48,081
                                                                  ----------


                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


($ reported in thousands)

                                              PAR VALUE              VALUE
                                              ----------          ----------
INFORMATION TECHNOLOGY--1.0%
Convergys Corp.
  4.875%, 12/15/09                            $    3,000          $    2,873
Intuit, Inc.
  5.750%, 3/15/17                                  1,334               1,162
NXP BV/NXP Funding LLC
  3.844%, 10/15/13(3)                              3,040                 524
Seagate Technology HDD
  Holdings, Inc.
  6.375%, 10/1/11                                  3,950               2,903
Tyco Electronic Group SA
  6.000%, 10/1/12                                  1,515               1,289
Xerox Corp.
  5.650%, 5/15/13                                  4,345               3,632
                                                                  ----------
                                                                      12,383
                                                                  ----------
MATERIALS--3.7%
Air Products & Chemicals, Inc.
  4.150%, 2/1/13                                   1,912               1,899
Arcelormittal
  5.375%, 6/1/13                                   4,825               3,667
Barrick Gold Corp.
  6.950%, 4/1/19                                   1,545               1,552
Barrick Gold Financeco LLC
  6.125%, 9/15/13(7)                               4,500               4,629
Bowater, Inc.
  4.320%, 3/15/10(3)(5)                            4,850                 655
Catalyst Paper Corp.
  Series D 8.625%, 6/15/11                         4,000               1,830
  7.375%, 3/1/14                                   1,055                 380
Corp Nacional del
  Cobre de Chile -
  Codelco, Inc. 144A
  7.500%, 1/15/19 (2)                              1,140               1,293
CRH America, Inc.
  5.625%, 9/30/11                                  3,500               3,072
  8.125%, 7/15/18                                  4,770               3,719
Freeport-McMoRan
  Copper & Gold, Inc.
  6.875%, 2/1/14                                   2,170               2,127
Georgia Pacific Corp. LLC
  7.700%, 6/15/15                                  2,820               2,566
Jefferson Smurfit Corp.
  8.250%, 10/1/12(5)                               1,595                 207
Lubrizol Corp.
  4.625%, 10/1/09                                    875                 880
Nalco Co.
  8.875%, 11/15/13                                 1,630               1,573
Nova Chemicals Corp.
  5.720%, 11/15/13(3)                              7,659               5,783


                                              PAR VALUE              VALUE
                                              ----------          ----------
MATERIALS--CONTINUED
Rio Tinto Finance
  USA Ltd.
  5.875%, 7/15/13                             $    4,865          $    4,363
Rock-Tenn Co.
  9.250%, 3/15/16                                    125                 125
Sappi Pappier Holding
  AG 144A
  6.750%, 6/15/12 (2)                              5,000               2,812
Steel Dynamics, Inc.
  7.375%, 11/1/12                                  1,528               1,199
Vedanta Resources
  plc 144A
  8.750%, 1/15/14 (2)                              3,400               2,482
Verso Paper Holdings
  LLC/Verso Paper, Inc.
  Series B
  4.920%, 8/1/14 (3)                               2,570                 758
                                                                  ----------
                                                                      47,571
                                                                  ----------
TELECOMMUNICATION SERVICES--2.2%
AT&T Corp.
  7.300%, 11/15/11                                 3,015               3,240
AT&T, Inc.
  5.800%, 2/15/19                                  3,825               3,744
Deutsche Telekom
  International Finance BV
  8.500%, 6/15/10                                  1,000               1,044
Embarq Corp.
  6.738%, 6/1/13(7)                                5,200               4,849
Nextel Communications, Inc.
  Series D
  7.375%, 8/1/15                                   2,095               1,121
OJSC Vimpel Communications
  (VIP Finance Ireland Ltd.)
  144A 8.375%, 4/30/13 (2)                         1,400               1,022
Qwest Capital Funding, Inc.
  7.250%, 2/15/11                                  4,000               3,840
Qwest Corp.
  7.875%, 9/1/11                                   5,220               5,142
Rogers Wireless
  Communications, Inc.
  8.000%, 12/15/12                                   700                 710
Verizon Wireless
  Capital LLC 144A
  5.550%, 2/1/14 (2)                               4,090               4,093
                                                                  ----------
                                                                      28,805
                                                                  ----------


                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


($ reported in thousands)

                                              PAR VALUE              VALUE
                                              ----------          ----------
UTILITIES--1.9%
Abu Dhabi National
  Energy Co. 144A
  5.620%, 10/25/12 (2)                        $    6,730          $    6,393
Allegheny Energy Supply
  Co. LLC 144A
  8.250%, 4/15/12 (2)                              1,860               1,881
AmeriGas Partners LP
  7.250%, 5/20/15                                    860                 813
Duke Energy Corp.
  6.300%, 2/1/14                                     552                 565
Electricite de France
  144A 6.500%, 1/26/19 (2)                         1,682               1,733
FPL Group Capital, Inc.
  5.350%, 6/15/13                                  1,000               1,023
Israel Electric Corp. Ltd.
  144A 7.250%, 1/15/19 (2)                         2,285               2,293
Majapahit Holding BV
  144A 7.250%, 6/28/17 (2)                         1,550               1,093
Midwest Generation LLC
  Series B
  8.560%, 1/2/16                                   1,594               1,479
Northeast Utilities
  5.650%, 6/1/13                                   3,950               3,736
ONEOK Partners LP
  5.900%, 4/1/12                                     980                 960
PSE&G Energy Holdings Co.
  8.500%, 6/15/11                                  2,250               2,225
Texas Competitive Electric
  Holdings Co. LLC
  Series A
  10.250%, 11/1/15                                 1,390                 702
                                                                  ----------
                                                                      24,896
                                                                  ----------
----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $597,749)                                           511,850
----------------------------------------------------------------------------

CONVERTIBLE BONDS--0.1%
Health Care--0.1%
Par Pharmaceutical Cos., Inc. Cv.
  2.875%, 9/30/10                                  1,195               1,110
                                                                  ----------
----------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $1,114)                                               1,110
----------------------------------------------------------------------------


                                              PAR VALUE              VALUE
                                              ----------          ----------
LOAN AGREEMENTS+(7)--12.7%
CONSUMER DISCRETIONARY--2.9%
AMF Bowling Worldwide, Inc.
  Tranche B,
  4.108%, 5/17/13                             $    1,979          $    1,111
Building Materials Holding
  Corp. Tranche B,
  7.375%, 11/10/11                                 3,586               1,189
Charter Communications
  Operating LLC Tranche B,
  3.257%, 3/6/14                                   4,879               3,978
CSC Holdings, Inc. Tranche B,
  2.448%, 3/30/13                                    592                 541
DIRECTV Holdings LLC
  Tranche B,
  1.944%, 4/13/13                                    550                 520
Ford Motor Co. Tranche B,
  5.470%, 12/16/13                                 4,550               2,203
General Motors Corp.
  Tranche B,
  6.378%, 11/29/13                                 1,680                 710
Getty Images, Inc.
  Tranche B,
  8.053%, 6/30/15                                  1,695               1,634
Hanesbrands, Inc.
  Tranche B,
  3.455%, 9/5/13                                   1,106               1,063
HBI Branded Apparel Ltd.,
  Inc. Tranche
  6.545%, 3/5/14                                   2,715               2,324
Idearc, Inc. Tranche T-2,
  4.605%, 11/17/14 (5)                             3,693               1,469
Intelstat Corp.
  Tranche B-A,
  6.650%, 1/3/14                                     963                 845
  Tranche B-B,
  6.650%, 1/3/14                                     963                 845
  Tranche B-1,
  6.650%, 1/3/14                                     963                 845
Isle of Capri Casinos
  Tranche
  2.960%, 11/25/13                                 1,493               1,052
  Tranche B,
  2.960%, 11/25/13                                   597                 421
  Tranche A,
  2.960%, 11/25/13                                   525                 373


                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


($ reported in thousands)

                                              PAR VALUE              VALUE
                                              ----------          ----------
CONSUMER DISCRETIONARY--CONTINUED
Lamar Media Corp.
  Tranche F,
  1.938%, 3/31/14                             $      925          $      865
Landry's Restaurant, Inc.
  Tranche
  9.500%, 5/13/11                                  2,170               2,072
MCC Georgia LLC Tranche E,
  6.500%, 1/3/16                                     547                 511
Mediacom LLC Tranche C,
  3.775%, 1/31/15                                  4,336               3,710
Neiman-Marcus Group,
  Inc. (The) Tranche
  4.565%, 4/6/13                                   7,848               4,558
Nielsen Finance LLC
  Tranche B,
  1.260%, 8/9/13                                   4,915               3,856
PTI Group, Inc. Tranche
  9.250%, 2/28/13                                  1,435               1,076
Totes Isotoner Corp.
  Tranche B,
  6.500%, 1/16/13                                    389                 202
                                                                  ----------
                                                                      37,973
                                                                  ----------
CONSUMER STAPLES--0.3%
Wrigley (WM) Jr. Co.
  Tranche B,
  6.634%, 10/6/14                                  2,096               2,081
Yankee Candle Co., Inc.
  Tranche B,
  5.600%, 2/6/14                                   2,672               1,801
                                                                  ----------
                                                                       3,882
                                                                  ----------
ENERGY--0.4%
ATP Oil & Gas Corp.
  Tranche B-2,
  8.500%, 1/15/11                                    831                 434
  Tranche B-1,
  8.500%, 7/15/14                                  2,931               1,530
Helix Energy Solutions
  Group, Inc. Tranche
  5.058%, 7/1/13                                   3,339               2,688
                                                                  ----------
                                                                       4,652
                                                                  ----------
FINANCIALS--0.6%
Hertz Corp.
  Tranche B,
  4.340%, 12/21/12                                 1,343               1,016
  Letter of Credit,
  4.704%, 12/21/12                                   285                 216


                                              PAR VALUE              VALUE
                                              ----------          ----------
FINANCIALS--CONTINUED
Sungard Data Systems, Inc.
  Tranche B,
  4.553%, 2/28/14                             $    7,818          $    6,625
Tropicana Entertainment
  LLC Tranche
  6.500%, 1/3/12                                     450                 110
                                                                  ----------
                                                                       7,967
                                                                  ----------
HEALTH CARE--1.7%
DaVita, Inc. Tranche B-1,
  5.321%, 10/5/12                                  4,157               3,874
Fresenius Medical Care AG &
  Co. KGaA Tranche B,
  2.783%, 3/31/13                                  3,624               3,416
HCA, Inc.
  Tranche A-1,
  5.762%, 11/18/12                                 2,123               1,842
  Tranche B-1,
  6.012%, 11/18/13                                 2,778               2,362
Health Management
  Associates, Inc.
  Tranche B,
  4.551%, 2/28/14                                  1,164                 947
HealthSouth Corp.
  Tranche
  4.130%, 3/10/13                                  3,642               3,226
LifePoint Hospitals, Inc.
  Tranche B,
  3.821%, 4/15/12                                  2,778               2,574
Psychiatric Solutions, Inc.
  Tranche
  4.241%, 7/1/12                                   4,500               4,067
                                                                  ----------
                                                                      22,308
                                                                  ----------
INDUSTRIALS--0.4%
ARAMARK Corp.
  Tranche B,
  3.334%, 1/26/14                                  1,184               1,037
  Letter of Credit
  4.676%, 1/26/14                                     75                  66
Baldor Electric Co.
  Tranche B,
  5.063%, 1/31/14                                  2,280               2,068
TransDigm, Inc.
  Tranche
  3.498%, 6/23/13                                  1,882               1,719
                                                                  ----------
                                                                       4,890
                                                                  ----------


                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


($ reported in thousands)

                                              PAR VALUE              VALUE
                                              ----------          ----------
INFORMATION TECHNOLOGY--1.4%
CommScope, Inc.
  Tranche B,
  5.245%, 12/27/14                            $    4,981          $    4,307
First Data Corp.
  Tranche B-2,
  6.162%, 9/24/14                                    493                 334
  Tranche B-1,
  6.162%, 9/24/14                                  1,980               1,343
  Tranche B-3,
  6.230%, 9/24/14                                  6,329               4,290
Freescale Semiconductor,
  Inc. Tranche
  3.931%, 12/1/13                                 10,636               4,456
Reynolds & Reynolds
  Co. (The) Tranche FL,
  5.704%, 10/24/12                                 5,622               3,433
                                                                  ----------
                                                                      18,163
                                                                  ----------
MATERIALS--2.1%
Anchor Glass Container
  Corp. Tranche
  7.354%, 6/20/14                                  4,442               4,009
Boise Paper Holdings LLC
  Tranche B,
  7.500%, 2/22/14                                  4,133               3,645
  Tranche
  9.250%, 2/22/15                                  2,790               1,074
Celanese Holdings LLC
  Tranche B,
  5.553%, 4/2/14                                   6,003               5,168
Compass Minerals
  International, Inc.
  Tranche B,
  4.540%, 12/22/12                                   874                 800
Georgia-Pacific Corp.
  Tranche A,
  5.474%, 12/20/10                                 1,153               1,099
  Tranche B-1,
  4.997%, 12/20/12                                 4,377               3,890
Huntsman International LLC
  Tranche B,
  4.213%, 8/16/12                                  2,464               1,631
Ineos Group Holdings plc
  Tranche B-2,
  5.840%, 12/16/13                                 1,357                 526
  Tranche C-2,
  5.385%, 12/16/14                                 1,357                 510


                                              PAR VALUE              VALUE
                                              ----------          ----------
MATERIALS--CONTINUED
JohnsonDiversey, Inc.
  Tranche
  4.791%, 12/16/10                            $       54          $       47
  Tranche B,
  4.791%, 12/16/11                                 1,312               1,148
NewPage Corp.
  Tranche B,
  7.000%, 12/21/14                                 4,150               2,868
                                                                  ----------
                                                                      26,415
                                                                  ----------
TELECOMMUNICATION SERVICES--1.7%
Cricket Communications, Inc.
  Tranche B,
  6.500%, 6/16/13                                  3,501               3,316
Level 3 Communications, Inc.
  Tranche
  3.106%, 3/13/14                                  5,612               4,247
MetroPCS Wireless, Inc.
  Tranche B,
  3.063%, 11/3/13                                  4,689               4,282
NTELOS, Inc. Tranche B-1,
  3.690%, 8/24/11                                  5,495               5,147
Time Warner Telecom
  Holdings, Inc. Tranche B,
  3.305%, 1/7/13                                   5,142               4,664
                                                                  ----------
                                                                      21,656
                                                                  ----------
UTILITIES--1.2%
Calpine Corp. Tranche B,
  4.095%, 3/29/14                                  4,110               3,149
Mirant North America LLC
  Tranche B,
  4.494%, 1/3/13                                     686                 628
NRG Energy, Inc.
  Letter of Credit
  4.301%, 2/1/13                                   2,380               2,151
  Tranche B,
  5.262%, 2/1/13                                   6,247               5,645
Texas Competitive
  Electric Holdings Co. LLC
  Tranche B-2,
  6.139%, 10/10/14                                 2,267               1,503
  Tranche B-3,
  6.265%, 10/10/14                                 3,330               2,194
                                                                  ----------
                                                                      15,270
                                                                  ----------
----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $206,700)                                           163,176
----------------------------------------------------------------------------


                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


($ reported in thousands)

                                                SHARES               VALUE
                                              ----------          ----------
PREFERRED STOCK+--0.0%
FINANCIALS--0.0%
Preferred Blocker, Inc.
  (GMAC) Pfd. 7.000%                                 702          $      140
----------------------------------------------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $221)                                                   140
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $1,504,930)                                       1,264,323
----------------------------------------------------------------------------


                                                SHARES               VALUE
                                              ----------          ----------
SHORT-TERM INVESTMENTS--4.8%
MONEY MARKET MUTUAL FUNDS--4.8%
State Street Institutional
  Liquid Reserves Fund
  (seven-day effective
  yield 0.577%)                               62,282,624          $   62,283
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $62,283)                                             62,283
----------------------------------------------------------------------------
TOTAL INVESTMENTS--102.9%
(IDENTIFIED COST $1,567,213)                                       1,326,606(1)

Other Assets and Liabilities--(2.9)%                                 (37,377)
                                                                  ----------
NET ASSETS--100.0%                                                $1,289,229
                                                                  ==========

+ Security classifications are based on sectors.


ABBREVIATIONS:
AUD     Australian Dollar
BRL     Brazilian Real
COP     Colombian Peso
FGIC    Financial Guaranty Insurance Company
FHLMC   Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA    Fannie Mae or Federal National Mortgage Association
FSA     Financial Security Assurance, Inc.
GNMA    Ginnie Mae or Government National Mortgage Association
IDR     Indonesian Rupiah
JPY     Japanese Yen
NOK     Norwegian Krone
NZD     New Zealand Dollar
SBA     Small Business Administration
SEK     Swedish Krona
USD     United States Dollar






                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


(Amounts reported in thousands)


FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see
     Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $202,199 or 15.7% of net assets.
(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(4) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)  Security in default.
(6)  Illiquid security.
(7) All or a portion of the security is segregrated as collateral for forward currency contracts and when-issued securities.
(8)  Amounts are less than $500 (not reported in thousands).
(9)  When-issued security.
(10) Illiquid and restricted security. At March 31, 2009, these securities amounted to a value of $148 or 0.0% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

At March 31, 2009, the Fund had entered into forward currency contracts as follows (reported in thousands):

                        In                                    Unrealized
   Contracts         Exchange     Settlement                 Appreciation
  to Receive            for          Date         Value     (Depreciation)
 ------------       ----------   ------------   --------   ----------------
 JPY 635,505         USD 6,978      5/13/09      $6,424         $(554)
                                                                =====


COUNTRY WEIGHTINGS as of 3/31/09*
--------------------------------------------
United States                     85%
Russia                             2
Australia                          1
Canada                             1
Norway                             1
Sweden                             1
Venezuela                          1
Other                              8
--------------------------------------------
* FOREIGN SECURITY COUNTRY DETERMINATION:

  A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.



                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2009 (UNAUDITED)

(Amounts reported in thousands except shares and per share amounts)

ASSETS
Investment securities at value(1) ...................................................    $  1,326,606
Cash ................................................................................           2,375
Receivables
   Dividends and interest ...........................................................          18,300
   Fund shares sold .................................................................          11,597
   Investment securities sold .......................................................           7,282
Prepaid expenses ....................................................................              83
                                                                                         ------------
     Total assets ...................................................................       1,366,243
                                                                                         ------------
LIABILITIES
Payables
   Fund shares repurchased ..........................................................           6,618
   Investment securities purchased ..................................................          66,540
   Dividend distributions ...........................................................           1,643
   Investment advisory fees .........................................................             580
   Distribution and service fees ....................................................             374
   Administration fees ..............................................................              92
   Transfer agent fees and expenses .................................................             431
   Trustees' fee and expenses .......................................................              22
   Professional fees ................................................................              35
   Other accrued expenses ...........................................................             125
Unrealized depreciation on forward currency contracts ...............................             554
                                                                                         ------------
     Total liabilities ..............................................................          77,014
                                                                                         ------------
NET ASSETS ..........................................................................    $  1,289,229
                                                                                         ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ....................................    $  1,649,562
Accumulated undistributed net investment income (loss) ..............................           2,409
Accumulated undistributed net realized income (loss) ................................        (121,551)
Net unrealized appreciation (depreciation) ..........................................        (241,191)
                                                                                         ------------
Net Assets ..........................................................................    $  1,289,229
                                                                                         ============
CLASS A
Net asset value per share (net assets/shares outstanding) ...........................           $3.85
Offering price per share $3.85/(1-2.25%) ............................................           $3.94
Shares of beneficial interest outstanding, no par value, unlimited authorization ....     265,683,924
                                                                                         ------------
Net Assets ..........................................................................    $  1,023,459
                                                                                         ============
CLASS B
Net asset value (net assets/shares outstanding) and offering price per share ........           $3.84
Shares of beneficial interest outstanding, no par value, unlimited authorization ....       3,162,000
                                                                                         ------------
Net Assets ..........................................................................    $     12,130
                                                                                         ============
CLASS C
Net asset value (net assets/shares outstanding) and offering price per share ........           $3.89
Shares of beneficial interest outstanding, no par value, unlimited authorization ....      34,087,082
                                                                                         ------------
Net Assets ..........................................................................    $    132,432
                                                                                         ============
CLASS I
Net asset value (net assets/shares outstanding) and offering price per share ........           $3.85
Shares of beneficial interest outstanding, no par value, unlimited authorization ....         112,917
                                                                                         ------------
Net Assets ..........................................................................    $        435
                                                                                         ============
CLASS T
Net asset value (net assets/shares outstanding) and offering price per share ........           $3.88
Shares of beneficial interest outstanding, no par value, unlimited authorization ....      31,144,329
                                                                                         ------------
Net Assets ..........................................................................    $    120,773
                                                                                         ============

 (1) Investment securities at cost ..................................................    $  1,567,213


                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2009
                                   (UNAUDITED)


(Reported in thousands)

INVESTMENT INCOME
Interest ....................................................................    $ 53,387
Dividends ...................................................................          70
Foreign taxes withheld ......................................................         (22)
                                                                                 --------
     Total investment income ................................................      53,435
                                                                                 --------
EXPENSES
Investment advisory fee .....................................................       3,683
Service fees, Class A .......................................................       1,384
Distribution and service fees, Class B ......................................          49
Distribution and service fees, Class C ......................................         335
Distribution and service fees, Class T ......................................         593
Administration fee ..........................................................         584
Transfer agent fees and expenses ............................................       1,362
Printing fees ...............................................................         104
Custodian fees ..............................................................          93
Trustees fee and expenses ...................................................          75
Registration fees ...........................................................          72
Professional fees ...........................................................          29
Miscellaneous ...............................................................         135
                                                                                 --------
     Total expenses .........................................................       8,498
Custodian fees paid indirectly ..............................................          --(1)
                                                                                 --------
     Net expenses ...........................................................       8,498
                                                                                 --------

NET INVESTMENT INCOME (LOSS) ................................................      44,937
                                                                                 --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments .....................................     (90,550)
Net realized gain (loss) on foreign currency transactions ...................       2,595
Net change in unrealized appreciation (depreciation) on investments .........     (50,357)
Net change in unrealized appreciation (depreciation) on foreign
   currency translations ....................................................        (715)
                                                                                 --------
NET GAIN (LOSS) ON INVESTMENTS ..............................................    (139,027)
                                                                                 --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............    $(94,090)
                                                                                 ========

(1)  Amount less than $500 (not reported in thousands).




                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       STATEMENT OF CHANGES IN NET ASSETS









(Reported in thousands)

                                                                             Six Months Ended
                                                                              March 31, 2009            Year Ended
                                                                                (Unaudited)         September 30, 2008
                                                                             ----------------       ------------------
FROM OPERATIONS
Net investment income (loss) ...........................................        $   44,937              $   99,148
Net realized gain (loss) ...............................................           (87,955)                (19,066)
Net change in unrealized appreciation (depreciation) ...................           (51,072)               (174,134)
                                                                                ----------              ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............           (94,090)                (94,052)
                                                                                ----------              ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A .........................................           (39,028)                (85,143)
Net investment income, Class B .........................................              (432)                 (1,010)
Net investment income, Class C .........................................            (4,522)                 (9,300)
Net investment income, Class I .........................................               (11)                     (2)
Net investment income, Class T .........................................            (3,705)                 (7,637)
                                                                                ----------              ----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ..............           (47,698)               (103,092)
                                                                                ----------              ----------
FROM SHARE TRANSACTIONS:
SALE OF SHARES
Class A (45,489 and 129,159 shares, respectively) ......................           174,900                 589,875
Class B (203 and 780 shares, respectively) .............................               778                   3,555
Class C (3,509 and 11,320 shares, respectively) ........................            13,581                  51,784
Class I (123 and 22 shares, respectively) ..............................               477                     100
Class T (4,766 and 10,502 shares, respectively) ........................            18,319                  48,131
REINVESTMENT OF DISTRIBUTIONS
Class A (8,021 and 15,751 shares, respectively) ........................            30,649                  71,290
Class B (75 and 155 shares, respectively) ..............................               286                     699
Class C (869 and 1,573 shares, respectively) ...........................             3,351                   7,168
Class I (3 and 1 shares, respectively) .................................                11                       2
Class T (407 and 1,042 shares, respectively) ...........................             1,564                   4,789
SHARES REPURCHASED
Class A (115,131 and 123,302 shares, respectively) .....................          (444,337)               (559,008)
Class B (915 and 1,729 shares, respectively) ...........................            (3,506)                 (7,857)
Class C (8,421 and 12,640 shares, respectively) ........................           (32,724)                (57,956)
Class I (36 and 0 shares, respectively) ................................              (137)                     --
Class T (7,355 and 11,130 shares, respectively) ........................           (28,481)                (50,716)
                                                                                ----------              ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............          (265,269)                101,856
                                                                                ----------              ----------
  NET INCREASE (DECREASE) IN NET ASSETS ................................          (407,057)                (95,288)

NET ASSETS
  Beginning of period ..................................................         1,696,286               1,791,574
                                                                                ----------              ----------
  END OF PERIOD ........................................................        $1,289,229              $1,696,286
                                                                                ==========              ==========
Accumulated undistributed net investment income (loss) at end of period.        $    2,409              $    5,170




                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD


                           NET                          NET
                          ASSET         NET           REALIZED           TOTAL       DIVIDENDS     DISTRIBUTIONS
                          VALUE,     INVESTMENT         AND              FROM         FROM NET       FROM NET
                        BEGINNING     INCOME        UNREALIZED        INVESTMENT     INVESTMENT      REALIZED        RETURN OF
                        OF PERIOD     (LOSS)        GAIN (LOSS)       OPERATIONS       INCOME        GAINS            CAPITAL
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
10/1/08-3/31/09(9)        $4.21        0.13(2)         (0.38)            (0.25)         (0.11)           --               --
10/1/07-9/30/08            4.70        0.25(2)         (0.48)            (0.23)         (0.26)           --               --
11/1/06-9/30/07            4.74        0.21(2)         (0.03)             0.18          (0.22)           --               --
11/1/05-10/31/06           4.70        0.22(2)          0.03              0.25          (0.21)           --               --
11/1/04-10/31/05           4.83        0.20(2)         (0.12)             0.08          (0.19)           --(7)         (0.02)
11/1/03-10/31/04           4.78        0.21             0.06              0.27          (0.22)           --               --
11/1/02-10/31/03(5)        4.56        0.22             0.21              0.43          (0.21)           --               --

CLASS B
10/1/08-3/31/09(9)        $4.19        0.12(2)         (0.37)            (0.25)         (0.10)           --               --
10/1/07-9/30/08            4.68        0.23(2)         (0.48)            (0.25)         (0.24)           --               --
11/1/06-9/30/07            4.72        0.19(2)         (0.03)             0.16          (0.20)           --               --
11/1/05-10/31/06           4.68        0.20(2)          0.02              0.22          (0.18)           --               --
11/1/04-10/31/05           4.82        0.18(2)         (0.14)             0.04          (0.16)           --(7)         (0.02)
11/1/03-10/31/04           4.77        0.19             0.05              0.24          (0.19)           --               --
11/1/02-10/31/03(6)        4.55        0.20             0.21              0.41          (0.19)           --               --




(1) Sales charges, where applicable, are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3)  Annualized.
(4)  Not annualized.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares had no impact on net investment income or net realized and unrealized gain (loss) per share for the period ended October 31, 2003. The net investment income ratio decreased by 0.06% for the period ended October 31, 2003.
(6) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00 for the period ended October 31, 2003. The net investment income ratio decreased by 0.06% for the period ended October 31, 2003.
(7)  Amount is less than $0.005.
(8)  Inception date.
(9)  Unaudited.



                        See Notes to Financial Statements

                                                                                                      RATIO OF
                                                 NET                         NET                        NET
                                      CHANGE    ASSET                      ASSETS,     RATIO OF      INVESTMENT
                                      IN NET    VALUE,                     END OF     EXPENSES TO     INCOME TO        PORTFOLIO
                          TOTAL       ASSET    END OF      TOTAL           PERIOD       AVERAGE      AVERAGE NET       TURNOVER
                       DISTRIBUTIONS  VALUE    PERIOD     RETURN(1)    (IN THOUSANDS) NET ASSETS       ASSETS            RATE
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
10/1/08-3/31/09(9)        (0.11)      (0.36)    $3.85      (5.27)%(4)   $1,023,459     1.14%(3)       6.64%(3)            25%(4)
10/1/07-9/30/08           (0.26)      (0.49)     4.21      (5.07)        1,377,371     1.08           5.54                83
11/1/06-9/30/07           (0.22)      (0.04)     4.70       3.84(4)      1,435,415     1.11(3)        4.93(3)             57(4)
11/1/05-10/31/06          (0.21)       0.04      4.74       5.37         1,062,479     1.04           4.75                93
11/1/04-10/31/05          (0.21)      (0.13)     4.70       1.64           819,283     1.02           4.24                83
11/1/03-10/31/04          (0.22)       0.05      4.83       5.69           372,463     1.03           4.17                95
11/1/02-10/31/03(5)       (0.21)       0.22      4.78       9.68           229,020     1.08           4.28               135

CLASS B
10/1/08-3/31/09(9)        (0.10)      (0.35)    $3.84      (5.29)%(4)      $12,130     1.64%(3)       6.15%(3)            25%(4)
10/1/07-9/30/08           (0.24)      (0.49)     4.19      (5.57)           15,919     1.57           5.03                83
11/1/06-9/30/07           (0.20)      (0.04)     4.68       3.38(4)         21,487     1.61(3)        4.40(3)             57(4)
11/1/05-10/31/06          (0.18)       0.04      4.72       4.64            27,845     1.54           4.24                93
11/1/04-10/31/05          (0.18)      (0.14)     4.68       1.12            33,003     1.51           3.72                83
11/1/03-10/31/04          (0.19)       0.05      4.82       5.16            33,325     1.52           3.68                95
11/1/02-10/31/03(6)       (0.19)       0.22      4.77       9.17            30,457     1.58           3.88               135





                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                       THROUGHOUT EACH PERIOD (CONTINUED)


                           NET                          NET
                          ASSET         NET           REALIZED           TOTAL       DIVIDENDS     DISTRIBUTIONS
                          VALUE,     INVESTMENT         AND              FROM         FROM NET       FROM NET
                        BEGINNING     INCOME        UNREALIZED        INVESTMENT     INVESTMENT      REALIZED        RETURN OF
                        OF PERIOD     (LOSS)        GAIN (LOSS)       OPERATIONS       INCOME        GAINS            CAPITAL
------------------------------------------------------------------------------------------------------------------------------------

CLASS C
10/1/08-3/31/09(9)        $4.24        0.12(2)         (0.36)            (0.24)         (0.11)           --               --
10/1/07-9/30/08            4.73        0.24(2)         (0.48)            (0.24)         (0.25)           --               --
11/1/06-9/30/07            4.77        0.20(2)         (0.03)             0.17          (0.21)           --               --
11/1/05-10/31/06           4.73        0.21(2)          0.02              0.23          (0.19)           --               --
11/1/04-10/31/05           4.87        0.19(2)         (0.13)             0.06          (0.18)           --(7)         (0.02)
11/1/03-10/31/04           4.81        0.21             0.05              0.26          (0.20)           --               --
11/1/02-10/31/03(5)        4.58        0.21             0.22              0.43          (0.20)           --               --

CLASS I
10/1/08-3/31/09(9)        $4.21        0.14(2)         (0.38)            (0.24)         (0.12)           --               --
6/6/08(8)-9/30/08          4.53        0.08(2)         (0.31)            (0.23)         (0.09)           --               --

CLASS T
10/1/08-3/31/09(9)        $4.23        0.11(2)         (0.36)            (0.25)         (0.10)           --               --
10/1/07-9/30/08            4.72        0.22(2)         (0.48)            (0.26)         (0.23)           --               --
11/1/06-9/30/07            4.76        0.18(2)         (0.03)             0.15          (0.19)           --               --
11/1/05-10/31/06           4.73        0.19(2)          0.01              0.20          (0.17)           --               --
11/1/04-10/31/05           4.86        0.17(2)         (0.13)             0.04          (0.15)           --(7)         (0.02)
11/1/03-10/31/04           4.80        0.18             0.06              0.24          (0.18)           --               --
6/2/03(8)-10/31/03(6)      4.82        0.07            (0.02)             0.05          (0.07)           --               --




(1) Sales charges, where applicable, are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3)  Annualized.
(4)  Not annualized.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00 for the period ended October 31, 2003. The net investment income ratio decreased by 0.01% for the period ended October 31, 2003.
(6) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class T shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00 for the period ending October 31, 2003. The net investment income ratio for the period ending October 31, 2003 decreased by 0.15%.
(7)  Amount is less than $0.005.
(8)  Inception date.
(9)  Unaudited.



                        See Notes to Financial Statements

                                                                                                      RATIO OF
                                                 NET                         NET                        NET
                                      CHANGE    ASSET                      ASSETS,     RATIO OF      INVESTMENT
                                      IN NET    VALUE,                     END OF     EXPENSES TO     INCOME TO        PORTFOLIO
                          TOTAL       ASSET    END OF      TOTAL           PERIOD       AVERAGE      AVERAGE NET       TURNOVER
                       DISTRIBUTIONS  VALUE    PERIOD     RETURN(1)    (IN THOUSANDS) NET ASSETS       ASSETS            RATE
------------------------------------------------------------------------------------------------------------------------------------

CLASS C
10/1/08-3/31/09(9)        (0.11)      (0.35)    $3.89      (5.11)%(4)    $132,432      1.39%(3)       6.38%(3)            25%(4)
10/1/07-9/30/08           (0.25)      (0.49)     4.24      (5.28)         161,770      1.33           5.28                83
11/1/06-9/30/07           (0.21)      (0.04)     4.73       3.57(4)       179,222      1.36(3)        4.66(3)             57(4)
11/1/05-10/31/06          (0.19)       0.04      4.77       5.07          205,385      1.28           4.48                93
11/1/04-10/31/05          (0.20)      (0.14)     4.73       1.15          295,926      1.26           3.98                83
11/1/03-10/31/04          (0.20)       0.06      4.87       5.59          238,854      1.27           3.92                95
11/1/02-10/31/03(5)       (0.20)       0.23      4.81       9.60          163,436      1.33           4.02               135

CLASS I
10/1/08-3/31/09(9)        (0.12)      (0.36)    $3.85      (5.15)%(4)        $435      0.89%(3)       7.14%(3)            25%(4)
6/6/08(8)-9/30/08         (0.09)      (0.32)     4.21      (5.11)(4)           95      0.89(3)        5.85(3)             83(4)

CLASS T
10/1/08-3/31/09(9)        (0.10)      (0.35)    $3.88      (5.36)%(4)    $120,773      1.89%(3)       5.87%(3)            25%(4)
10/1/07-9/30/08           (0.23)      (0.49)     4.23      (5.78)         141,131      1.83           4.79                83
11/1/06-9/30/07           (0.19)      (0.04)     4.72       3.11(4)       155,450      1.86(3)        4.17(3)             57(4)
11/1/05-10/31/06          (0.17)       0.03      4.76       4.34          153,395      1.79           3.98                93
11/1/04-10/31/05          (0.17)      (0.13)     4.73       0.84          195,830      1.76           3.48                83
11/1/03-10/31/04          (0.18)       0.06      4.86       5.05          120,145      1.78           3.40                95
6/2/03(8)-10/31/03(6)     (0.07)      (0.02)     4.80       1.10           26,646      1.90           3.06               135







                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2009
                                   (UNAUDITED)


1. ORGANIZATION
   Virtus Opportunities Trust, (the "Trust"), is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   As of the date of this report, eighteen funds are offered for sale, of which the Virtus Multi-Sector Short Term Bond Fund (the "Fund") is reported in this semiannual report. The Fund is diversified and has an investment objective to seek to provide high current income while attempting to limit changes in the Fund's net asset value per share caused by interest rate changes.

   The Fund offers Class A shares, Class B shares, Class C shares, Class T shares and Class I shares.

   Class A shares are sold with a front-end sales charge of up to 2.25%. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one year period begins on the last of the month preceding the month the purchase was made. The Class B shares are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Class C shares are sold without a sales charge. Class T shares of the Fund are sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase. Class I shares are sold without a sales charge.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan.
   Class I shares bear no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to excessive volatility in the current market (please see Note 11 on Market Conditions), valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   Investments in underlying money market mutual funds are valued at each fund's closing net asset value.

   The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal year of the Fund. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

   o  Level 1 - quoted prices in active markets for identical securities

   o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


   The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   ($ REPORTED IN THOUSANDS)                     INVESTMENTS IN SECURITIES    OTHER FINANCIAL
   VALUATION INPUTS                                    MARKET VALUE             INSTRUMENTS*
   -------------------------                     -------------------------    ---------------
   Level 1 - Quoted Prices                              $   62,422               $      --
   Level 2 - Significant Observable Inputs               1,220,051                    (554)
   Level 3 - Significant Unobservable Inputs                44,133                      --
                                                        ----------               ---------
   Total                                                $1,326,606               $    (554)
                                                        ==========               =========

* Other Financial instruments are forward currency contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.


   The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                      INVESTMENTS IN SECURITIES
                                                      ($ REPORTED IN THOUSANDS)
                                                      -------------------------
   BALANCE AS OF OCTOBER 1, 2008                            $ 47,714
   Accrued discounts/premiums                                  2,005
   Realized gain (loss)                                      (20,588)
   Change in unrealized appreciation (depreciation)(1)         5,009
   Net purchases (sales)                                      (7,382)
   Transfers in and/or out of Level 3(2)                      17,375
                                                            --------
   BALANCE AS OF MARCH 31, 2009                             $ 44,133
                                                            ========

   (1) DISCLOSED IN THE STATEMENTS OF OPERATIONS UNDER NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.

   (2) "TRANSFERS IN AND/OR OUT OF LEVEL 3" REPRESENTS THE ENDING VALUE AS OF MARCH 31, 2009, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

   FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by the Fund on the ex-dividend date. Income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G. FORWARD CURRENCY CONTRACTS:
   The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

H. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
   The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I. LOAN AGREEMENTS:
   The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. Currently, the Fund only holds assignment loans.

J. CREDIT LINKED NOTES:
   The Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

   At end of business December 31, 2008, Virtus Investment Partners, Inc. ("Virtus") spun off from The Phoenix Companies, Inc. ("PNX"), into an independent publicly traded company which through its affiliates provides asset management and related services to individuals

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


   and institutions. Virtus Investment Advisers, Inc. ("VIA," the "Adviser," formerly known as Phoenix Investment Counsel, Inc.) and VP Distributors, Inc. ("VP Distributors," formerly known as Phoenix Equity Planning Corporation) are indirect wholly-owned subsidiaries of Virtus. Due to the spin-off, the asset management subsidiaries have changed their names to reflect the Virtus brand.

   As compensation for its services to the Trust, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund.

                            1ST         $1+ - $2          $2+
                        $1 BILLION       BILLION        BILLION
                        ----------      --------        -------
                           0.55%          0.50%          0.45%

   The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser Goodwin Capital Advisers, Inc. ("Goodwin").

   As distributor of the Fund's shares, VP Distributors, an indirect wholly-owned subsidiary of Virtus, has advised the Fund that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended March 31, 2009, as follows:

     CLASS A          CLASS A         CLASS B        CLASS C         CLASS T
   NET SELLING       DEFERRED        DEFERRED       DEFERRED        DEFERRED
   COMMISSIONS     SALES CHARGES  SALES CHARGES   SALES CHARGES   SALES CHARGES
   -----------     -------------  -------------   -------------   -------------
       $9               $9              $6            $--(1)          $46

(1) Amount is less than $500 (not reported in thousands).

   The Fund pays VP Distributors distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:


                  CLASS A       CLASS B      CLASS C       CLASS T
                -----------   -----------  -----------   -----------
                   0.25%         0.75%        0.50%         1.00%

   There are no distribution and/or service fees for Class I.

   Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   VP Distributors serves as the Administrator to the Fund. For its services, which include financial agent services, VP Distributors receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Virtus Mutual Funds and certain other funds. For the period ended March 31, 2009, the Fund incurred administration fees totaling $584.

   VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2009, transfer agent fees were $1,362 as reported in the Statement of Operations.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


   At March 31, 2009, Virtus and its affiliates, the retirement plans of Virtus and its affiliates and Virtus affiliated Funds held shares of the Fund which may be redeemed at any time that aggregated the following:

                              AGGREGATE         NET ASSET
                               SHARES             VALUE
                            -------------     -------------
         Class A shares        690,714           $2,659
         Class I shares         23,379               90
         Class T shares          3,839               15

   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of Virtus. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those Virtus Mutual Funds selected by the trustees.

4. PURCHASES AND SALES OF SECURITIES
   ($ REPORTED IN THOUSANDS)

   Purchases and sales of investment securities for the Fund (excluding U.S. Government securities and agency securities, forward currency contracts, and short-term securities) during the period ended March 31, 2009, were as follows:

                         PURCHASES           SALES
                       -------------       ---------
                         $286,567           $368,751

   Purchases and sales of long-term U.S. Government and agency securities for the Fund during the period ended March 31, 2009, were as follows:

                         PURCHASES           SALES
                       -------------       ---------
                          $62,033           $220,402

5. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

6. ILLIQUID AND RESTRICTED SECURITIES
   ($ REPORTED IN THOUSANDS)
   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


   determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

   At March 31, 2009, the Fund held the following illiquid and restricted securities:

                         ACQUISITION  ACQUISITION  MARKET VALUE  % OF NET ASSETS
                            DATE         COST       AT 3/31/09     AT 3/31/09
                         -----------  -----------  ------------  ---------------
   Long Grove Collateral
   Loan Obligation Ltd.
   04-1A, C 144A
   3.649%, 5/25/16         5/12/04      $1,600          $128          0.0%
   04-1A, D 144A
   7.999%, 5/25/16         5/12/04         500            20          0.0%

   The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

7. INDEMNIFICATIONS
   Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications.
   The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

8. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus (and, prior to the spin-off described in Note 3, PNX) and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

   There are currently no such matters which the Company believes will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION
   ($ REPORTED IN THOUSANDS)

   At March 31, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                         NET UNREALIZED
        FEDERAL        UNREALIZED        UNREALIZED       APPRECIATION
       TAX COST       APPRECIATION     (DEPRECIATION)    (DEPRECIATION)
      ----------      ------------     -------------     --------------
      $1,569,236        $11,218          $(253,848)        $(242,630)

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                EXPIRATION YEAR
                      ----------------------------------
                       2014          2016         TOTAL
                      ------        ------       -------
                      $5,307         $575        $5,882

   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

10. RECENTLY ISSUED ACCOUNTING STANDARDS
   In April 2009, FASB issued FASB Staff Position No. 157-4, DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A), when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. Management is currently evaluating the impact the implementation of FSP 157-4 will have on financial statement disclosures, if any.

   In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

11. MARKET CONDITIONS
   Events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Fund. Such events include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG. These companies represent financial institutions with which the Fund conducts business and/or whose securities are or may be held within the Fund. The potential investment of the Fund's investments in these issuers, and the financial sector in general, as reflected in the Fund's Schedule of Investments, exposes investors to the negative (or positive) performance resulting from these and other events.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)









    The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), are responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 18 - 20, 2008, the Board, including a majority of the independent Trustees, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

    In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

    NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA;
    (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits



(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUNDS THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WERE VIRTUS GROWTH & INCOME FUND, WHICH IS A SERIES OF VIRTUS EQUITY TRUST; AND VIRTUS WEALTH ACCUMULATOR FUND, VIRTUS WEALTH BUILDER FUND, VIRTUS DIVERSIFIER FUND AND VIRTUS ALTERNATIVES DIVERSIFIER FUND, WHICH ARE SERIES OF VIRTUS OPPORTUNITIES TRUST. VIA ACTED AS THE ADVISER FOR THESE FUNDS WITHOUT EMPLOYING A SUBADVISER, AND THE BOARD CONSIDERED THE VIA AGREEMENT WITH RESPECT TO THESE FUNDS IN THAT CONTEXT.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)


    that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

    With respect to the sub-advisory Agreements, the Board noted that each subadviser provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

    After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

    INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

    While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

    The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight, and that some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)


    The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve the adviser would recommend that the subadviser be replaced in a timely manner.

    PROFITABILITY. The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

    The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

    MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. Finally, the Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

    The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)


    ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

    In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668



TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Sernior Vice President
Marc Baltuch, Vice President and
  Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
  Officer, Counsel and Secretary


INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services      1-800-243-1574
Advisor Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                      VIRTUS.COM




--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

INFORMATION FROM SUPPLEMENT PERTAINING TO THE FUND INCLUDED IN THE ATTACHED SHAREHOLDER REPORT APPEARS BELOW.

                                     VIRTUS OPPORTUNITIES TRUST

    Supplement dated May 29, 2009 to the Fixed Income Funds Prospectus dated
           January 31, 2009, as supplemented March 30, 2009, April 6,
                             2009 and April 29, 2009

IMPORTANT NOTICE TO INVESTORS
.. . . . .

CORE BOND FUND, MULTI-SECTOR FIXED INCOME FUND, MULTI-SECTOR
SHORT TERM BOND FUND AND SENIOR FLOATING RATE FUND

The address of the named funds' subadviser, Goodwin Capital Advisers, Inc., is hereby changed to: One American Row, Hartford, CT 06102.

MULTI-SECTOR SHORT TERM BOND FUND

On page 34 of the fund's prospectus, the following disclosure is hereby added to the "Risks Related to Principal Investment Strategies:"

     o MARKET VOLATILITY RISK. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

On page 43, the table under the heading "Risks Related to Principal Investment Strategies" is amended by inserting an "X" in the line for "Market Volatility" to indicate that the Multi-Sector Short-Term Bond Fund is subject to this risk.

ALL FUNDS

Additionally, on page 55 under the subheading "Compensation to Dealers," the first sentence of the first full paragraph under the sales charge and dealer discount tables is hereby revised to read: "With respect to Class B Shares and Class C Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares (2% for Multi-Sector Short Term Bond Fund) and a sales commission of 1% of the sale price of Class C Shares (0% for Multi-Sector Short Term Bond Fund) and Class T Shares (Multi-Sector Short Term Bond Fund only)."

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.







VOT 8020 BFAdvFeeChangeEtc.v2 (5/09)

[LOGO OMITTED]                                                   ---------------
    VIRTUS                                                          PRSRT STD
 MUTUAL FUNDS                                                      U.S. POSTAGE
                                                                       PAID
                                                                  LANCASTER, PA
                                                                   PERMIT 1793
                                                                 ---------------

c/o State Street Bank and Trust Company
             P.O. Box 8301
         Boston, MA 02266-8301






For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or VIRTUS.COM.









8024                                                                        4-09

                                                                      SEMIANNUAL
                                                                          REPORT

                                 [LOGO OMITTED]
                                     VIRTUS
                                  MUTUAL FUNDS

--------------------------------------------------------------------------------



                       Virtus Real Estate Securities Fund






--------------------------------------------------------------------------------

                                                   WOULDN'T YOU RATHER HAVE THIS
                                                       DOCUMENT E-MAILED TO YOU?
TRUST NAME:                                            ELIGIBLE SHAREHOLDERS CAN
VIRTUS OPPORTUNITIES                                      SIGN UP FOR E-DELIVERY
TRUST                            March 31, 2009                    AT VIRTUS.COM

NOT FDIC INSURED                NO BANK GUARANTEE                 MAY LOSE VALUE

                                TABLE OF CONTENTS


VIRTUS REAL ESTATE SECURITIES FUND ("Real Estate Securities Fund")

Message to Shareholders.....................................................   1

Disclosure of Fund Expenses.................................................   4

Schedule of Investments.....................................................   6

Statement of Assets and Liabilities.........................................   8

Statement of Operations.....................................................   9

Statement of Changes in Net Assets..........................................  10

Financial Highlights........................................................  12

Notes to Financial Statements...............................................  14

Consideration of Advisory and Sub-Advisory Agreements
   by the Board of Trustees.................................................  20




--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2008, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Virtus Real Estate Securities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


Dear Fellow Shareholders of Virtus Mutual Funds:

After the unprecedented economic events of 2008, investors were ready to greet the new year with great expectations. Instead, we were sorely disappointed.

The first quarter of 2009 brought more dismal economic news as the worst financial crisis since the Great Depression continued, seemingly unabated. Consumer confidence and business sentiment spiraled downward on poor corporate earnings and woeful economic data. Major stock market indices posted their worst January and February returns on record, ultimately leading to a sixth straight down quarter. The new administration in Washington, D.C. responded with an alphabet-soup of financial recovery programs - TARP (Troubled Asset Relief Program), TALF (Term Asset-Backed Securities Loan Facility) and CAP (Capital Assistance Program) - conducted stress tests of troubled banks and took extreme measures in an attempt to rescue two of the "Big Three" automakers. But by March 9th, the Dow Jones Industrial AverageSM was down 25.4 percent from the start of the year and the S&P 500(R) Index was off 27.4 percent.

Then a number of promising signs appeared. Credit markets exhibited tentative evidence of stabilizing and the manufacturing sector reported modest increases in new orders. Retail sales gained slightly, and for the first time in two years the housing markets in some regions of the country indicated they may have hit bottom. There was a bounce in the financial markets, and March ended with the best monthly stock gains in more than six years.

Whether this is the start of a significant "V"-shaped recovery or a temporary upswing of a "W" recovery remains to be seen. The second quarter began with a sprinkling of encouraging corporate earnings, and unemployment - while still a significant drag on the economy - shows signs of slowing. Questions remain on the effectiveness of the government's economic interventions, as well as the long-term impact of increasing budget deficits, yet we entered the second quarter with a glimmer of hope.

The uncertainties of the economy are another reminder that investors should rely on the discipline and focus of professional investment managers and financial advisors when making decisions about personal investments. We encourage you to meet with your financial advisor and periodically review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals.

At Virtus, our commitments to quality investment solutions and superior customer service remain unchanged. We offer a wide range of equity, fixed income, and money market funds as well as alternative strategies that you may wish to consider as you review your investments. We recognize the economy and financial markets still face substantial challenges, but our investment professionals remain committed to identifying the right options for your long-term investment needs.

Your confidence in Virtus Mutual Funds is deeply appreciated.


Sincerely,


/s/ George R. Aylward


George R. Aylward
President, Virtus Mutual Funds

May 1, 2009



WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US AT WWW.VIRTUS.COM OR CALL OUR SHAREOWNER SERVICES GROUP, TOLL FREE, AT 800-243-1574.





PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                         THIS PAGE INTENTIONALLY BLANK.

                       VIRTUS REAL ESTATE SECURITIES FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2008 TO MARCH 31, 2009


   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Real Estate Securities Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and
(2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund's costs in two ways.

ACTUAL EXPENSES

   The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

   The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

                       VIRTUS REAL ESTATE SECURITIES FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2008 TO MARCH 31, 2009


EXPENSE TABLE
--------------------------------------------------------------------------------
                    Beginning            Ending                         Expenses
                     Account             Account        Annualized        Paid
                      Value               Value           Expense        During
                October 1, 2008       March 31, 2009       Ratio         Period*
--------------------------------------------------------------------------------
ACTUAL
Class A            $1,000.00            $  422.30          1.64%         $ 5.82
Class B             1,000.00               420.80          2.39%           8.47
Class C             1,000.00               421.00          2.39%           8.47
Class I             1,000.00               422.80          1.39%           4.93

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A             1,000.00             1,016.65          1.64%           8.28
Class B             1,000.00             1,012.87          2.39%          12.07
Class C             1,000.00             1,012.87          2.39%          12.07
Class I             1,000.00             1,017.91          1.39%           7.02

* Expenses are equal to the Fund's annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

   The Fund may invest in other funds and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

   You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                       VIRTUS REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009
                                   (UNAUDITED)


                  SECTOR WEIGHTINGS as of 3/31/09*
                  --------------------------------------------
                  Retail REITS                             21%
                  --------------------------------------------
                  Office/Industrial REITS                  18%
                  --------------------------------------------
                  Health Care REITS                        18%
                  --------------------------------------------
                  Residential REITS                        15%
                  --------------------------------------------
                  Specialized REITS                        11%
                  --------------------------------------------
                  Self Storage REITS                        8%
                  --------------------------------------------
                  Diversified REITS                         5%
                  --------------------------------------------
                  Other (includes short-term investments)   4%
                  --------------------------------------------
                  * % of total investments as of March 31, 2009.


($ reported in thousands)


                                                SHARES             VALUE
                                               ---------          --------

DOMESTIC COMMON STOCKS--97.5%

REAL ESTATE INVESTMENT TRUSTS--97.5%

DIVERSIFIED--5.0%
Vornado Realty Trust                             697,574          $ 23,188
--------------------------------------------------------------------------
TOTAL DIVERSIFIED                                                   23,188
--------------------------------------------------------------------------

HEALTH CARE--17.5%
HCP, Inc.                                      1,139,642            20,343
Health Care REIT, Inc.                           813,008            24,870
Nationwide Health
   Properties, Inc.                              538,780            11,955
Ventas, Inc.                                   1,036,663            23,439
--------------------------------------------------------------------------
TOTAL HEALTH CARE                                                   80,607
--------------------------------------------------------------------------

INDUSTRIAL/OFFICE--18.2%

INDUSTRIAL--3.6%
AMB Property Corp.                               511,530             7,366
Eastgroup Properties,
   Inc.                                           89,440             2,511
Prologis                                       1,062,596             6,907
                                                                  --------
                                                                    16,784
                                                                  --------

MIXED--1.6%
Liberty Property Trust                           382,235             7,240
                                                                  --------


                                                SHARES             VALUE
                                               ---------          --------

OFFICE--13.0%
Alexandria Real Estate
   Equities, Inc.                                471,589          $ 17,166
BioMed Realty Trust, Inc.                        147,610               999
Boston Properties, Inc.                          468,373            16,407
Corporate Office
   Properties Trust                              678,687            16,852
Douglas Emmett, Inc.                             416,300             3,076
Mack-Cali Realty Corp.                           119,920             2,376
SL Green Realty Corp.                            272,248             2,940
                                                                  --------
                                                                    59,816
--------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                             83,840
--------------------------------------------------------------------------

LODGING/RESORTS--2.1%
DiamondRock
   Hospitality Co.                               367,645             1,474
Host Hotels & Resorts,
   Inc.                                        2,142,365             8,397
--------------------------------------------------------------------------
TOTAL LODGING/RESORTS                                                9,871
--------------------------------------------------------------------------

RESIDENTIAL--14.6%

APARTMENTS--14.6%
American Campus
   Communities, Inc.                             218,040             3,785
AvalonBay Communities,
   Inc.                                          306,326            14,416
BRE Properties, Inc.                             281,080             5,517


                        See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2009
                                   (UNAUDITED)


($ reported in thousands)


                                                SHARES             VALUE
                                               ---------          --------

APARTMENTS--CONTINUED
Equity Residential                             1,108,269          $ 20,337
Essex Property
   Trust, Inc.                                   182,992            10,493
Home Properties, Inc.                            141,214             4,328
UDR, Inc.                                        963,544             8,296
                                                                  --------
                                                                    67,172
--------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                   67,172
--------------------------------------------------------------------------

RETAIL--21.0%

FREE STANDING--2.1%
National Retail
   Properties, Inc.                              595,860             9,438
                                                                  --------

REGIONAL MALLS--9.2%
Macerich Co. (The)                               898,286             5,623
Simon Property Group,
   Inc.                                        1,002,224            34,717
Taubman Centers, Inc.                            115,940             1,976
                                                                  --------
                                                                    42,316
                                                                  --------

SHOPPING CENTERS--9.7%
Developers Diversified
   Realty Corp.                                  215,760               460
Federal Realty
   Investment Trust                              370,220            17,030
Kimco Realty Corp.                               801,842             6,110
Regency Centers Corp.                            195,004             5,181
Tanger Factory Outlet
   Centers, Inc.                                 521,210            16,085
                                                                  --------
                                                                    44,866
--------------------------------------------------------------------------
TOTAL RETAIL                                                        96,620
--------------------------------------------------------------------------


                                                SHARES             VALUE
                                               ---------          --------

SELF STORAGE--7.8%
Extra Space Storage, Inc.                      1,092,659          $  6,020
Public Storage, Inc.                             537,623            29,704
--------------------------------------------------------------------------
TOTAL SELF STORAGE                                                  35,724
--------------------------------------------------------------------------

SPECIALTY--11.3%
Digital Realty Trust, Inc.                       858,251            28,478
Entertainment
   Properties Trust                              488,306             7,695
Plum Creek Timber
   Co., Inc.                                     536,801            15,605
--------------------------------------------------------------------------
TOTAL SPECIALTY                                                     51,778
--------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $678,789)                                         448,800
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.5%
(IDENTIFIED COST $678,789)                                         448,800
--------------------------------------------------------------------------

SHORT TERM INVESTMENTS--1.7%

MONEY MARKET MUTUAL FUNDS--1.7%
State Street Institutional
   Liquid Reserves Fund
   (seven-day effective
   yield 0.577%)                               7,792,480             7,792
--------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(IDENTIFIED COST $7,792)                                             7,792
--------------------------------------------------------------------------

TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $686,581)                                         456,592(1)

Other assets and liabilities, net--0.8%                              3,880
                                                                  --------
NET ASSETS--100.0%                                                $460,472
                                                                  ========




ABBREVIATIONS:
REIT - Real Estate Investment Trust

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see the Federal Income Tax Information Note 9 in the Notes to Financial Statements.

                        See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2009
                                   (UNAUDITED)

(Amounts reported in thousands except shares and per share amounts)

ASSETS
Investment securities at value(1) ..................................................   $   456,592
Receivables
   Fund shares sold ................................................................         3,199
   Dividends and interest ..........................................................         2,931
   Investment securities sold ......................................................         1,279
Prepaid expenses ...................................................................            90
                                                                                       -----------
     Total assets ..................................................................       464,091
                                                                                       -----------
LIABILITIES
Payables
   Fund shares repurchased .........................................................         1,151
   Investment securities purchased .................................................         1,343
   Investment advisory fees ........................................................           284
   Distribution and service fees ...................................................           104
   Administration fees .............................................................            40
   Transfer agent fees and expenses ................................................           597
   Trustees' fee and expenses ......................................................             9
   Professional fees ...............................................................            26
   Other accrued expenses ..........................................................            65
                                                                                       -----------
     Total liabilities .............................................................         3,619
                                                                                       -----------
NET ASSETS .........................................................................   $   460,472
                                                                                       ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ...................................   $   865,022
Accumulated undistributed net investment income (loss) .............................         6,114
Accumulated undistributed net realized gain (loss) .................................      (180,675)
Net unrealized appreciation (depreciation) .........................................      (229,989)
                                                                                       -----------
Net Assets .........................................................................   $   460,472
                                                                                       ===========

CLASS A
Net asset value per share (net assets/shares outstanding) ..........................   $     12.07
Offering price per share $12.07/(1-5.75%) ..........................................   $     12.81
Shares of beneficial interest outstanding, no par value, unlimited authorization ...    28,926,366
Net Assets .........................................................................   $   349,251

CLASS B
Net asset value (net assets/shares outstanding) and offering price per share .......   $     11.93
Shares of beneficial interest outstanding, no par value, unlimited authorization ...     1,025,529
Net Assets .........................................................................   $    12,232

CLASS C
Net asset value (net assets/shares outstanding) and offering price per share .......   $     12.07
Shares of beneficial interest outstanding, no par value, unlimited authorization ...     2,120,872
Net Assets .........................................................................   $    25,594

CLASS I
Net asset value (net assets/shares outstanding) and offering price per share .......   $     12.07
Shares of beneficial interest outstanding, no par value, unlimited authorization ...     6,083,273
Net Assets .........................................................................   $    73,395

(1)  Investment securities at cost .................................................   $   686,581


                        See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2009
                                   (UNAUDITED)

(Reported in thousands)


INVESTMENT INCOME
Dividends .............................................................    $  22,338
                                                                           ---------
     Total investment income ..........................................       22,338
                                                                           ---------
EXPENSES
Investment advisory fee ...............................................        2,236
Service fees, Class A .................................................          582
Distribution and service fees, Class B ................................           89
Distribution and service fees, Class C ................................          182
Administration fee ....................................................          270
Transfer agent fees and expenses ......................................        1,355
Custodian fees ........................................................           35
Printing fees and expenses ............................................           90
Professional fees .....................................................           18
Registration fees .....................................................           61
Trustees fee and expenses .............................................           35
Miscellaneous .........................................................           51
                                                                           ---------
     Total expenses ...................................................        5,004
                                                                           ---------
NET INVESTMENT INCOME (LOSS) ..........................................       17,334
                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments ...............................     (172,300)
Net change in unrealized appreciation (depreciation) on investments ...     (469,647)
                                                                           ---------
NET GAIN (LOSS) ON INVESTMENTS ........................................     (641,947)
                                                                           ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......    $(624,613)
                                                                           =========






                        See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                       STATEMENT OF CHANGES IN NET ASSETS


(Reported in thousands)

                                                                    Six Months
                                                                      Ended
                                                                  March 31, 2009         Year Ended
                                                                    (Unaudited)      September 30, 2008
                                                                  --------------     ------------------
FROM OPERATIONS
   Net investment income (loss) ...............................     $   17,334           $   15,561
   Net realized gain (loss) ...................................       (172,300)               1,513
   Net change in unrealized appreciation (depreciation) .......       (469,647)            (147,744)
                                                                    ----------           ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...       (624,613)            (130,670)
                                                                    ----------           ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A .............................         (8,664)             (14,408)
   Net investment income, Class B .............................           (257)                (328)
   Net investment income, Class C .............................           (523)                (626)
   Net investment income, Class I .............................         (1,770)                (722)
   Net realized long-term gains, Class A ......................             --              (31,550)
   Net realized long-term gains, Class B ......................             --               (1,385)
   Net realized long-term gains, Class C ......................             --               (2,707)
   Net realized long-term gains, Class I ......................             --                 (712)
                                                                    ----------           ----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....        (11,214)             (52,438)
                                                                    ----------           ----------
FROM SHARE TRANSACTIONS
SALE OF SHARES
Class A (7,512 and 11,559 shares, respectively) ...............        118,385              339,354
Class B (33 and 122 shares, respectively) .....................            545                3,570
Class C (217 and 472 shares, respectively) ....................          3,357               13,975
Class I (3,225 and 3,444 shares, respectively) ................         51,209               99,740
REINVESTMENT OF DISTRIBUTIONS
Class A (524 and 1,370 shares, respectively) ..................          7,468               39,324
Class B (15 and 47 shares, respectively) ......................            208                1,347
Class C (30 and 94 shares, respectively) ......................            424                2,695
Class I (109 and 42 shares, respectively) .....................          1,541                1,214
SHARES REPURCHASED
Class A (8,646 and 16,735 shares, respectively) ...............       (135,577)            (494,135)
Class B (249 and 425 shares, respectively) ....................         (4,042)             (12,420)
Class C (570 and 1,066 shares, respectively) ..................         (8,931)             (31,564)
Class I (890 and 812 shares, respectively) ....................        (13,163)             (25,212)
                                                                    ----------           ----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..         21,424              (62,112)
                                                                    ----------           ----------
   NET INCREASE (DECREASE) IN NET ASSETS ......................       (614,403)            (245,220)

NET ASSETS
   Beginning of period ........................................      1,074,875            1,320,095
                                                                    ----------           ----------
   END OF PERIOD ..............................................     $  460,472           $1,074,875
                                                                    ==========           ==========
Accumulated undistributed net investment income (loss)
   at end of period ...........................................     $    6,114           $       (6)




                        See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                       VIRTUS REAL ESTATE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD





                            NET                     NET
                           ASSET       NET       REALIZED      TOTAL     DIVIDENDS   DISTRIBUTIONS
                           VALUE,   INVESTMENT     AND         FROM      FROM NET     FROM NET
                         BEGINNING   INCOME     UNREALIZED   INVESTMENT  INVESTMENT    REALIZED         TOTAL
                         OF PERIOD  (LOSS)(2)   GAIN (LOSS)  OPERATIONS    INCOME       GAINS       DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------

CLASS A
10/1/08 to 3/31/09(7)     $29.19      $0.46       $(17.28)    $(16.82)    $(0.30)       $   --         $(0.30)
10/1/07 to 9/30/08         34.10       0.45         (3.88)      (3.43)     (0.47)        (1.01)         (1.48)
12/1/06 to 9/30/07         38.18       0.32         (2.59)      (2.27)     (0.32)        (1.49)         (1.81)
12/1/05 to 11/30/06        28.15       0.30         10.73       11.03      (0.37)        (0.63)         (1.00)
12/1/04 to 11/30/05        25.46       0.43          4.08        4.51      (0.42)        (1.40)         (1.82)
12/1/03 to 11/30/04        20.09       0.44          5.60        6.04      (0.50)        (0.17)         (0.67)
12/1/02 to 11/30/03        15.59       0.62          4.62        5.24      (0.62)        (0.12)         (0.74)

CLASS B
10/1/08 to 3/31/09(7)     $28.85      $0.40       $(17.07)    $(16.67)    $(0.25)       $   --         $(0.25)
10/1/07 to 9/30/08         33.72       0.22         (3.83)      (3.61)     (0.25)        (1.01)         (1.26)
12/1/06 to 9/30/07         37.74       0.10         (2.56)      (2.46)     (0.07)        (1.49)         (1.56)
12/1/05 to 11/30/06        27.86       0.07         10.59       10.66      (0.15)        (0.63)         (0.78)
12/1/04 to 11/30/05        25.21       0.23          4.05        4.28      (0.23)        (1.40)         (1.63)
12/1/03 to 11/30/04        19.91       0.27          5.54        5.81      (0.34)        (0.17)         (0.51)
12/1/02 to 11/30/03        15.46       0.48          4.59        5.07      (0.50)        (0.12)         (0.62)

CLASS C
10/1/08 to 3/31/09(7)     $29.17      $0.40       $(17.26)    $(16.86)    $(0.24)       $   --         $(0.24)
10/1/07 to 9/30/08         34.07       0.23         (3.88)      (3.65)     (0.24)        (1.01)         (1.25)
12/1/06 to 9/30/07         38.11       0.10         (2.59)      (2.49)     (0.06)        (1.49)         (1.55)
12/1/05 to 11/30/06        28.12       0.06         10.71       10.77      (0.15)        (0.63)         (0.78)
12/1/04 to 11/30/05        25.43       0.25          4.07        4.32      (0.23)        (1.40)         (1.63)
12/1/03 to 11/30/04        20.07       0.26          5.61        5.87      (0.34)        (0.17)         (0.51)
7/25/03(6) to 11/30/03     17.90       0.19          2.13        2.32      (0.15)           --          (0.15)

CLASS I
10/1/08 to 3/31/09(7)     $29.17      $0.50       $(17.28)    $(16.78)    $(0.32)       $   --         $(0.32)
10/1/07 to 9/30/08         34.08       0.62         (3.98)      (3.36)     (0.54)        (1.01)         (1.55)
12/29/06(6) to 9/30/07     35.99       0.28         (1.87)      (1.59)     (0.31)        (0.01)         (0.32)


                                                                                            RATIO OF GROSS    RATIO OF
                                                                                              EXPENSES TO       NET
                                           NET                     NET       RATIO OF NET       AVERAGE      INVESTMENT
                                 CHANGE   ASSET                  ASSETS,     EXPENSES TO      NET ASSETS       INCOME
                                 IN NET   VALUE,                 END OF        AVERAGE         (BEFORE        (LOSS) TO    PORTFOLIO
                                 ASSET    END OF    TOTAL        PERIOD          NET          WAIVERS AND    AVERAGE NET   TURNOVER
                                 VALUE    PERIOD  RETURN(1)  (IN THOUSANDS)    ASSETS       REIMBURSEMENTS)   ASSETS         RATE
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
10/1/08 to 3/31/09(7)           $(17.12)  $12.07   (57.77)%(4) $  349,251       1.64%(3)         1.64%(3)        5.81%(3)     26%(4)
10/1/07 to 9/30/08                (4.91)   29.19    (9.94)        862,062       1.37(5)          1.45            1.51         32
12/1/06 to 9/30/07                (4.08)   34.10    (6.14)(4)   1,136,923       1.32(3)          1.39(3)         1.06(3)      25(4)
12/1/05 to 11/30/06               10.03    38.18    40.37       1,289,007       1.30             1.30            0.94         24
12/1/04 to 11/30/05                2.69    28.15    18.67         737,744       1.30             1.30            1.68         22
12/1/03 to 11/30/04                5.37    25.46    30.68         511,107       1.28             1.28            1.98         28
12/1/02 to 11/30/03                4.50    20.09    34.81         260,615       1.30             1.34            3.52         16

CLASS B
10/1/08 to 3/31/09(7)           $(16.92)  $11.93   (57.92)%(4) $   12,232       2.39%(3)         2.39%(3)        4.96%(3)     26%(4)
10/1/07 to 9/30/08                (4.87)   28.85   (10.65)         35,376       2.12(5)          2.20            0.76         32
12/1/06 to 9/30/07                (4.02)   33.72    (6.72)(4)      49,964       2.07(3)          2.13(3)         0.32(3)      25(4)
12/1/05 to 11/30/06                9.88    37.74    39.29          71,240       2.05             2.05            0.24         24
12/1/04 to 11/30/05                2.65    27.86    17.81          59,042       2.05             2.05            0.93         22
12/1/03 to 11/30/04                5.30    25.21    29.74          57,797       2.03             2.03            1.25         28
12/1/02 to 11/30/03                4.45    19.91    33.76          39,299       2.05             2.09            2.79         16

CLASS C
10/1/08 to 3/31/09(7)           $(17.10)  $12.07   (57.90)%(4) $   25,594       2.39%(3)         2.39%(3)        4.97%(3)     26%(4)
10/1/07 to 9/30/08                (4.90)   29.17   (10.63)         71,278       2.12(5)          2.20            0.76         32
12/1/06 to 9/30/07                (4.04)   34.07    (6.71)(4)     100,321       2.07(3)          2.14(3)         0.32(3)      25(4)
12/1/05 to 11/30/06                9.99    38.11    39.32         112,794       2.05             2.05            0.19         24
12/1/04 to 11/30/05                2.69    28.12    17.80          67,764       2.05             2.05            0.97         22
12/1/03 to 11/30/04                5.36    25.43    29.78          38,399       2.03             2.03            1.17         28
7/25/03(6) to 11/30/03             2.17    20.07    13.03(4)        4,785       2.05(3)          2.07(3)         2.88(3)      16(4)

CLASS I
10/1/08 to 3/31/09(7)           $(17.10)  $12.07   (57.72)%(4) $   73,395       1.39%(3)         1.39%(3)        6.46%(3)     26%(4)
10/1/07 to 9/30/08                (4.91)   29.17    (9.71)        106,159       1.12(5)          1.20            2.11         32
12/29/06(6) to 9/30/07            (1.91)   34.08    (4.44)(4)      32,887       1.11(3)          1.23(3)         1.09(3)      25(4)



(1) Sales charges, where applicable, are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3)  Annualized.
(4)  Not annualized.
(5)  Blended net expense ratio.
(6)  Inception date.
(7)  Unaudited.




                        See Notes to Financial Statements

                                    12 & 13

                       VIRTUS REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2009
                                   (UNAUDITED)


1. ORGANIZATION
   Virtus Opportunities Trust (the "Trust"), is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   As of the date of this report, eighteen funds are offered for sale, of which the Virtus Real Estate Securities Fund (the "Fund") is reported in this semiannual report. The Fund is non-diversified and has an investment objective to seek capital appreciation and income with approximately equal emphasis.

   The Fund offers Class A shares, Class B shares, Class C shares and Class I shares.

   Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Class B shares are generally sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase. Class I shares are sold without a sales charge.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I bears no distribution and/or service expense. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to excessive volatility in the current market (please see Note 11 on Market Conditions), valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

                       VIRTUS REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   Investments in underlying money market mutual funds are valued at each fund's closing net asset value.

   The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal year of the Fund. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

   o  Level 1 - quoted prices in active markets for identical securities

   o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   ($ REPORTED IN THOUSANDS)                         INVESTMENTS IN SECURITIES
   VALUATION INPUTS                                        MARKET VALUE
   ----------------------                            -------------------------
   Level 1 - Quoted Prices                                  $456,592
   Level 2 - Significant Observable Inputs                        --
   Level 3 - Significant Unobservable Inputs                      --
                                                            --------
   Total                                                    $456,592
                                                            ========

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

                       VIRTUS REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


C. INCOME TAXES:
   The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

   FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately made.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

   At end of business December 31, 2008, Virtus Investment Partners, Inc. ("Virtus") spun off from The Phoenix Companies, Inc. ("PNX"), into an independent publicly traded company which through its affiliates provides asset management and related services to individuals and institutions. Virtus Investment Advisers, Inc. ("VIA," the "Adviser," formerly known as Phoenix Investment Counsel, Inc.) and VP Distributors, Inc. ("VP Distributors," formerly known as Phoenix Equity Planning Corporation) are indirect wholly-owned subsidiaries of Virtus. Due to the spin-off, the asset management subsidiaries have changed their names to reflect the Virtus brand.

   As compensation for its services to the Trust, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund.

                 1ST                   $1+ BILLION                    $2+
             $1 BILLION            THROUGH $2 BILLION               BILLION
           --------------        ----------------------           -----------
               0.75%                     0.70%                       0.65%

                       VIRTUS REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


   Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under arrangements previously in effect, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations at the time the fees were waived. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal years ended as follows:

                                     EXPIRATION DATE
                         ----------------------------------------
                            2010          2011           TOTAL
                         ----------    ----------     -----------
                            $251          $832          $1,083

   The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser Duff & Phelps Investment Management Co. ("Duff & Phelps"). Duff & Phelps is an indirect, wholly-owned subsidiary of Virtus.

   As distributor of the Fund's shares, VP Distributors, an indirect wholly-owned subsidiary of Virtus, has advised the Fund that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended March 31, 2009, as follows:

              CLASS A                    CLASS B                    CLASS C
            NET SELLING                 DEFERRED                   DEFERRED
            COMMISSIONS              SALES CHARGES               SALES CHARGES
          ---------------          -----------------           -----------------
                 $14                       $36                        $10

   The Fund pays VP Distributors distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                        CLASS A       CLASS B        CLASS C
                      -----------   -----------    -----------
                         0.25%         1.00%          1.00%

   There are no distribution and/or service fees for Class I.

   Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   VP Distributors serves as the Administrator to the Fund. For its services, which include financial agent services, VP Distributors receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Virtus Mutual Funds and certain other funds. For the period ended March 31, 2009, the Fund incurred administration fees totaling $270.

   VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2009, transfer agent fees were $1,355 as reported in the Statement of Operations.

   At March 31, 2009, Virtus and its affiliates, the retirement plans of Virtus and its affiliates, and Virtus affiliated Funds held shares of the Fund which may be redeemed at any time that aggregated the following:


                            AGGREGATE         NET ASSET
                             SHARES             VALUE
                           -----------       -----------
   Class A...........       2,149,489          $25,944

                       VIRTUS REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of Virtus. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those Virtus Mutual Funds selected by the trustees.

4. PURCHASES AND SALES OF SECURITIES
   ($ REPORTED IN THOUSANDS)

   Purchases and sales of investment securities for the Fund (excluding U.S. Government securities or agency securities and short-term securities) during the period ended March 31, 2009, were as follows:

                                     LONG-TERM
                          ------------------------------
                            PURCHASES           SALES
                          -------------     ------------
                            $210,272          $163,736

   There were no purchases or sales of long-term U.S. Government or agency securities.


5. 10% SHAREHOLDERS
   As of March 31, 2009, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below. The shareholder is not affiliated with Virtus.

                         % OF                     NUMBER
                        SHARES                      OF
                     OUTSTANDING                 ACCOUNTS
                   ---------------             ------------
                          15%                        1

6. CREDIT RISK AND ASSET CONCENTRATIONS
   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

7. INDEMNIFICATIONS
   Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

8. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus (and, prior to the spin-off described in Note 3, PNX) and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

   There are currently no such matters which the Company believes will be material to these financial statements.

                       VIRTUS REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)


9. FEDERAL INCOME TAX INFORMATION
   ($ REPORTED IN THOUSANDS)

   At March 31, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows.


                                                            NET UNREALIZED
         FEDERAL         UNREALIZED         UNREALIZED       APPRECIATION
        TAX COST        APPRECIATION      (DEPRECIATION)    (DEPRECIATION)
      ------------    ----------------   ---------------- ------------------
        $733,076           $15,548          $(292,032)        $(276,484)

10. RECENTLY ISSUED ACCOUNTING STANDARDS
   In April 2009, FASB issued FASB Staff Position No. 157-4, DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A), when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. Management is currently evaluating the impact the implementation of FSP 157-4 will have on financial statement disclosures, if any.

   In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

11. MARKET CONDITIONS
   Events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Fund. Such events include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG. These companies represent financial institutions with which the Fund conducts business and/or whose securities are or may be held within the Fund. The potential investment of the Fund's investments in these issuers, and the financial sector in general, as reflected in the Fund's Schedule of Investments, exposes investors to the negative (or positive) performance resulting from these and other events.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)


   The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), are responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 18 - 20, 2008, the Board, including a majority of the independent Trustees, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

   In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered:
   (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits



(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUNDS THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WERE VIRTUS GROWTH & INCOME FUND, WHICH IS A SERIES OF VIRTUS EQUITY TRUST; AND VIRTUS WEALTH ACCUMULATOR FUND, VIRTUS WEALTH BUILDER FUND, VIRTUS DIVERSIFIER FUND AND VIRTUS ALTERNATIVES DIVERSIFIER FUND, WHICH ARE SERIES OF VIRTUS OPPORTUNITIES TRUST. VIA ACTED AS THE ADVISER FOR THESE FUNDS WITHOUT EMPLOYING A SUBADVISER, AND THE BOARD CONSIDERED THE VIA AGREEMENT WITH RESPECT TO THESE FUNDS IN THAT CONTEXT.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)


   that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

   With respect to the sub-advisory Agreements, the Board noted that each subadviser provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

   After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

   While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

   The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight, and that some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)



   The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve the adviser would recommend that the subadviser be replaced in a timely manner.

   PROFITABILITY. The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

   The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

   MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. Finally, the Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

   The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)



   ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

   In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668



TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and
  Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
  Officer, Counsel and Secretary


INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services      1-800-243-1574
Advisor Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                      VIRTUS.COM




--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

[LOGO OMITTED]                                                   -------------
    VIRTUS                                                         PRSRT STD
 MUTUAL FUNDS                                                    U.S. POSTAGE
                                                                     PAID
                                                                   LANCASTER,
c/o State Street Bank and Trust Company                               PA
             P.O. Box 8301                                        PERMIT 1793
         Boston, MA 02266-8301                                   -------------




For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or VIRTUS.COM.



8023                                                                        4-09

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.


     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Virtus Opportunities Trust (formerly, Phoenix Opportunities Trust)
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By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       June 5, 2009
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       June 5, 2009
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By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date                       June 5, 2009
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* Print the name and title of each signing officer under his or her signature.